UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford Domestic
Equity Funds
Semi-Annual Report
April 30, 2022 (Unaudited)

■ The Hartford Capital Appreciation Fund
■ Hartford Core Equity Fund
■ The Hartford Dividend and Growth Fund
■ The Hartford Equity Income Fund
■ The Hartford Growth Opportunities Fund
■ The Hartford Healthcare Fund
■ The Hartford MidCap Fund
■ The Hartford MidCap Value Fund
■ Hartford Quality Value Fund
■ The Hartford Small Cap Growth Fund
■ Hartford Small Cap Value Fund
■ The Hartford Small Company Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2021 through April 30, 2022.
Market Review
During the six months ended April 30, 2022, U.S. stocks, as measured by the S&P 500 Index,1 lost 9.65%. It’s been a difficult period for equities as U.S. and global policymakers have had to contend with the realities of persistent inflation, the gradual removal of fiscal and monetary support from the economy, an uneven winding down of pandemic restrictions, and a grinding war between Russia and Ukraine that has scrambled markets and heightened volatility.
The inflationary surge that began in mid-2021 became the dominant economic story for the period ended April 30, 2022 as nearly each monthly rise in the Consumer Price Index (CPI)2 exceeded the numbers reported in the previous month. By April 2022, the annual inflation rate, as measured by the CPI, rose by 8.3% a small retreat from the 8.5% CPI report from the previous month, but, nonetheless, a level of inflation not seen since the 1980s as prices for gasoline, food, and housing continued to increase.
The market’s early 2022 struggles stood in sharp contrast with the 28.71% annual return delivered by the S&P 500 Index for 2021. Even as equities were posting positive returns last year, the U.S. Federal Reserve (Fed) in December 2021 was already starting to implement a plan to reduce the $120 billion-per-month asset purchases that had been used to bolster an economy rocked by the pandemic in early 2020.
In March 2022, the Fed officially raised the federal funds rate by a quarter-percent. However, subsequent Fed minutes revealed that a number of the Federal Open Markets Committee members had grown alarmed by the accelerating inflation numbers and seemed to favor even more aggressive rate increases. By the period’s end, several rate hikes of at least a half-percent were priced into analysts’ expectations.
The signature event of the period was the February 24, 2022 invasion of Ukraine by Russia’s armed forces. The war caused an immediate spike in worldwide oil and commodity prices as Western nations joined together to impose economic sanctions against Russia. Early on, the Biden administration announced an embargo on Russian crude-oil imports, but then moved to ease the impact on domestic gasoline prices by releasing a million barrels of oil per day from the nation’s strategic petroleum reserve.
As the period ended, equity markets continued to display heightened volatility. Although the unemployment rate settled in at 3.6% in March and April of 2022 after a pair of strong job reports, the bond market also flashed signals that were interpreted to indicate that an overheated economy could lead to recession further down the road.
As 2022 progresses, it seems clear that inflationary pressures, Fed policy, and geopolitical tensions will continue to have a major impact on investments. Nowadays, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Domestic Equity Funds

The Hartford Capital Appreciation Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-12.23%	-8.91%	10.65%	11.85%
Class A3	-17.05%	-13.92%	9.41%	11.22%
Class C2	-12.58%	-9.62%	9.82%	11.03%
Class C4	-13.28%	-10.34%	9.82%	11.03%
Class I2	-12.11%	-8.66%	10.96%	12.18%
Class R3[2]	-12.38%	-9.24%	10.26%	11.49%
Class R4[2]	-12.25%	-8.97%	10.61%	11.84%
Class R5[2]	-12.13%	-8.68%	10.94%	12.17%
Class R6[2]	-12.08%	-8.59%	11.05%	12.28%
Class Y2	-12.14%	-8.69%	10.99%	12.25%
Class F2	-12.06%	-8.57%	11.05%	12.23%
Russell 3000 Index	-11.75%	-3.11%	13.01%	13.29%
S&P 500 Index	-9.65%	0.21%	13.66%	13.67%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.04%	1.04%
Class C	1.82%	1.82%
Class I	0.77%	0.77%
Class R3	1.41%	1.41%
Class R4	1.10%	1.10%
Class R5	0.80%	0.80%
Class R6	0.69%	0.69%
Class Y	0.80%	0.80%
Class F	0.69%	0.69%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.9%
Consumer Discretionary	12.0
Consumer Staples	7.8
Energy	1.5
Financials	14.2
Health Care	16.4
Industrials	13.7
Information Technology	17.8
Materials	4.3
Real Estate	2.9
Utilities	0.9
Total	98.4%
Short-Term Investments	1.7
Other Assets & Liabilities	(0.1)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Core Equity Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 04/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-11.77%	-3.59%	13.17%	13.69%
Class A3	-16.62%	-8.90%	11.90%	13.05%
Class C2	-12.10%	-4.30%	12.33%	12.87%
Class C4	-12.96%	-5.23%	12.33%	12.87%
Class I2	-11.66%	-3.34%	13.46%	13.90%
Class R3[2]	-11.93%	-3.93%	12.77%	13.36%
Class R4[2]	-11.77%	-3.61%	13.15%	13.73%
Class R5[2]	-11.66%	-3.35%	13.45%	14.04%
Class R6[2]	-11.62%	-3.26%	13.56%	14.12%
Class Y2	-11.65%	-3.34%	13.49%	14.09%
Class F2	-11.62%	-3.24%	13.57%	13.96%
S&P 500 Index	-9.65%	0.21%	13.66%	13.67%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.70%	0.70%
Class C	1.45%	1.45%
Class I	0.45%	0.45%
Class R3	1.07%	1.07%
Class R4	0.76%	0.76%
Class R5	0.46%	0.46%
Class R6	0.36%	0.36%
Class Y	0.45%	0.45%
Class F	0.36%	0.36%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.6%
Consumer Discretionary	10.9
Consumer Staples	6.9
Energy	3.1
Financials	10.8
Health Care	17.0
Industrials	8.8
Information Technology	26.9
Materials	1.0
Real Estate	2.1
Utilities	2.5
Total	98.6%
Short-Term Investments	1.2
Other Assets & Liabilities	0.2
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

The Hartford Dividend and Growth Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-2.08%	6.33%	12.48%	12.45%
Class A3	-7.47%	0.49%	11.21%	11.81%
Class C2	-2.44%	5.52%	11.62%	11.60%
Class C4	-3.37%	4.52%	11.62%	11.60%
Class I2	-1.95%	6.60%	12.77%	12.72%
Class R3[2]	-2.23%	5.95%	12.07%	12.07%
Class R4[2]	-2.10%	6.25%	12.41%	12.41%
Class R5[2]	-1.95%	6.60%	12.75%	12.75%
Class R6[2]	-1.93%	6.70%	12.86%	12.85%
Class Y2	-1.92%	6.66%	12.81%	12.83%
Class F2	-1.94%	6.66%	12.86%	12.77%
S&P 500 Index	-9.65%	0.21%	13.66%	13.67%
Russell 1000 Value Index	-3.94%	1.32%	9.06%	11.17%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	0.97%	0.97%
Class C	1.75%	1.75%
Class I	0.71%	0.71%
Class R3	1.35%	1.35%
Class R4	1.03%	1.03%
Class R5	0.73%	0.73%
Class R6	0.63%	0.63%
Class Y	0.74%	0.69%
Class F	0.63%	0.63%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.5%
Consumer Discretionary	5.4
Consumer Staples	6.7
Energy	4.1
Financials	17.3
Health Care	17.1
Industrials	8.6
Information Technology	18.0
Materials	3.6
Real Estate	3.5
Utilities	5.0
Total	95.8%
Short-Term Investments	3.1
Other Assets & Liabilities	1.1
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

The Hartford Equity Income Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 08/28/2003 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	0.19%	6.97%	10.45%	11.19%
Class A3	-5.32%	1.08%	9.21%	10.56%
Class C2	-0.15%	6.14%	9.62%	10.36%
Class C4	-1.07%	5.16%	9.62%	10.36%
Class I2	0.35%	7.22%	10.73%	11.47%
Class R3[2]	0.03%	6.57%	10.05%	10.80%
Class R4[2]	0.19%	6.90%	10.39%	11.13%
Class R5[2]	0.34%	7.22%	10.72%	11.47%
Class R6[2]	0.39%	7.31%	10.83%	11.57%
Class Y2	0.35%	7.21%	10.76%	11.54%
Class F2	0.40%	7.32%	10.83%	11.52%
Russell 1000 Value Index	-3.94%	1.32%	9.06%	11.17%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.97%	0.97%
Class C	1.74%	1.74%
Class I	0.73%	0.73%
Class R3	1.35%	1.35%
Class R4	1.04%	1.04%
Class R5	0.74%	0.74%
Class R6	0.65%	0.65%
Class Y	0.74%	0.74%
Class F	0.64%	0.64%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.4%
Consumer Discretionary	3.3
Consumer Staples	11.7
Energy	7.0
Financials	17.1
Health Care	20.0
Industrials	12.3
Information Technology	9.2
Materials	3.6
Real Estate	3.0
Utilities	7.0
Total	96.6%
Short-Term Investments	2.6
Other Assets & Liabilities	0.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford Growth Opportunities Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 03/31/1963 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-29.91%	-26.20%	13.75%	14.16%
Class A3	-33.77%	-30.26%	12.47%	13.52%
Class C2	-30.19%	-26.78%	12.90%	13.33%
Class C4	-30.53%	-27.14%	12.90%	13.33%
Class I2	-29.85%	-26.05%	14.03%	14.44%
Class R3[2]	-30.05%	-26.49%	13.35%	13.79%
Class R4[2]	-29.96%	-26.28%	13.69%	14.13%
Class R5[2]	-29.85%	-26.05%	14.02%	14.47%
Class R6[2]	-29.81%	-25.97%	14.14%	14.58%
Class Y2	-29.84%	-26.06%	14.08%	14.55%
Class F2	-29.80%	-25.96%	14.15%	14.50%
Russell 3000 Growth Index	-18.39%	-6.83%	16.58%	15.18%
Russell 1000 Growth Index	-17.84%	-5.35%	17.28%	15.56%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.06%	1.06%
Class C	1.83%	1.83%
Class I	0.82%	0.82%
Class R3	1.45%	1.45%
Class R4	1.14%	1.14%
Class R5	0.84%	0.84%
Class R6	0.73%	0.73%
Class Y	0.84%	0.84%
Class F	0.73%	0.73%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	20.4%
Consumer Discretionary	21.8
Financials	1.0
Health Care	12.5
Industrials	7.1
Information Technology	32.3
Materials	1.3
Real Estate	1.2
Total	97.6%
Short-Term Investments	2.1
Other Assets & Liabilities	0.3
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford Healthcare Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-13.83%	-9.88%	9.58%	13.93%
Class A3	-18.56%	-14.84%	8.34%	13.29%
Class C2	-14.14%	-10.57%	8.76%	13.09%
Class C4	-14.88%	-11.35%	8.76%	13.09%
Class I2	-13.70%	-9.65%	9.88%	14.26%
Class R3[2]	-13.98%	-10.22%	9.21%	13.58%
Class R4[2]	-13.85%	-9.94%	9.54%	13.93%
Class R5[2]	-13.71%	-9.67%	9.87%	14.26%
Class R6[2]	-13.67%	-9.57%	9.97%	14.38%
Class Y2	-13.71%	-9.66%	9.92%	14.35%
Class F2	-13.67%	-9.56%	9.98%	14.31%
S&P Composite 1500 Health Care Index	-3.03%	6.98%	13.55%	15.44%
S&P 500 Index	-9.65%	0.21%	13.66%	13.67%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 02/28/2019. Performance prior to that date is that of the Fund’s Class Y shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.24%	1.24%
Class C	2.01%	2.01%
Class I	0.98%	0.98%
Class R3	1.59%	1.59%
Class R4	1.29%	1.29%
Class R5	1.00%	1.00%
Class R6	0.88%	0.88%
Class Y	0.99%	0.99%
Class F	0.88%	0.88%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, changes in funding or subsidies, patent and intellectual property considerations, intense competitive pressures, rapid technological changes, long and costly process for obtaining product approval by government agencies, potential product obsolescence, rising cost of medical products and services, and liquidity risk. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets.
Composition by Subsector(1)
as of 04/30/2022
Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	12.0%
Consumer Finance	0.1
Health Care Equipment & Supplies	21.2
Health Care Providers & Services	23.4
Insurance	0.1
Life Sciences Tools & Services	10.8
Pharmaceuticals	31.3
Total	98.9%
Short-Term Investments	1.1
Other Assets & Liabilities	(0.0) *
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

7

The Hartford MidCap Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 12/31/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-18.81%	-18.79%	9.27%	11.54%
Class A3	-23.28%	-23.26%	8.04%	10.91%
Class C2	-19.09%	-19.41%	8.45%	10.72%
Class C4	-19.75%	-20.06%	8.45%	10.72%
Class I2	-18.72%	-18.63%	9.54%	11.81%
Class R3[2]	-18.96%	-19.09%	8.89%	11.17%
Class R4[2]	-18.83%	-18.85%	9.22%	11.52%
Class R5[2]	-18.70%	-18.60%	9.56%	11.85%
Class R6[2]	-18.67%	-18.51%	9.66%	11.97%
Class Y2	-18.68%	-18.54%	9.62%	11.94%
Class F2	-18.68%	-18.51%	9.66%	11.87%
S&P MidCap 400 Index	-9.88%	-7.03%	9.29%	11.40%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.07%	1.07%
Class C	1.84%	1.84%
Class I	0.85%	0.85%
Class R3	1.45%	1.45%
Class R4	1.15%	0.15%
Class R5	0.83%	0.83%
Class R6	0.73%	0.73%
Class Y	0.84%	0.79%
Class F	0.73%	0.73%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Classes I and Y and in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.8%
Consumer Discretionary	10.1
Consumer Staples	1.3
Energy	2.4
Financials	13.3
Health Care	18.1
Industrials	17.7
Information Technology	23.1
Materials	5.0
Real Estate	3.4
Utilities	2.8
Total	100.0%
Short-Term Investments	1.1
Other Assets & Liabilities	(1.1)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

The Hartford MidCap Value Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	0.34%	3.07%	8.40%	10.02%
Class A3	-5.18%	-2.60%	7.18%	9.40%
Class C2	-0.08%	2.29%	7.57%	9.21%
Class C4	-0.99%	1.36%	7.57%	9.21%
Class I2	0.51%	3.44%	8.73%	10.36%
Class R3[2]	0.22%	2.74%	8.08%	9.72%
Class R4[2]	0.37%	3.05%	8.41%	10.06%
Class R5[2]	0.52%	3.37%	8.72%	10.38%
Class Y2	0.46%	3.35%	8.77%	10.46%
Class F2	0.52%	3.44%	8.85%	10.43%
Russell Midcap Value Index	-4.84%	0.00%	8.61%	11.40%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.18%	1.18%
Class C	1.96%	1.96%
Class I	0.85%	0.85%
Class R3	1.49%	1.49%
Class R4	1.19%	1.19%
Class R5	0.89%	0.89%
Class Y	0.88%	0.88%
Class F	0.77%	0.77%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.4%
Consumer Discretionary	9.5
Consumer Staples	2.6
Energy	5.9
Financials	18.5
Health Care	11.1
Industrials	19.3
Information Technology	8.0
Materials	4.1
Real Estate	10.1
Utilities	5.7
Total	98.2%
Short-Term Investments	2.8
Other Assets & Liabilities	(1.0)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Quality Value Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 01/02/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-0.87%	5.81%	9.82%	10.66%
Class A3	-6.32%	-0.01%	8.59%	10.04%
Class C2	-1.25%	5.03%	8.99%	9.83%
Class C4	-2.18%	4.05%	8.99%	9.83%
Class I2	-0.75%	6.13%	10.18%	11.01%
Class R3[2]	-0.99%	5.57%	9.54%	10.37%
Class R4[2]	-0.85%	5.89%	9.87%	10.71%
Class R5[2]	-0.72%	6.17%	10.18%	11.03%
Class R6[2]	-0.63%	6.36%	10.31%	11.12%
Class Y2	-0.74%	6.22%	10.21%	11.07%
Class F2	-0.67%	6.33%	10.30%	11.08%
Russell 1000 Value Index	-3.94%	1.32%	9.06%	11.17%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
The returns include the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy prior to 11/01/2017.
Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	0.97%	0.96%
Class C	1.80%	1.71%
Class I	0.65%	0.65%
Class R3	1.27%	1.18%
Class R4	0.97%	0.88%
Class R5	0.67%	0.63%
Class R6	0.56%	0.46%
Class Y	0.66%	0.57%
Class F	0.56%	0.46%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.8%
Consumer Discretionary	6.2
Consumer Staples	7.2
Energy	5.1
Financials	20.7
Health Care	18.1
Industrials	11.0
Information Technology	10.1
Materials	3.8
Real Estate	4.4
Utilities	5.3
Total	96.7%
Short-Term Investments	2.5
Other Assets & Liabilities	0.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

The Hartford Small Cap Growth Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 01/04/1988 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-25.87%	-25.51%	6.64%	9.94%
Class A3	-29.94%	-29.61%	5.44%	9.32%
Class C2	-26.14%	-26.03%	5.91%	9.18%
Class C4	-26.65%	-26.54%	5.91%	9.18%
Class I2	-25.76%	-25.27%	7.02%	10.30%
Class R3[2]	-25.97%	-25.73%	6.35%	9.66%
Class R4[2]	-25.86%	-25.49%	6.68%	10.00%
Class R5[2]	-25.76%	-25.29%	7.00%	10.33%
Class R6[2]	-25.71%	-25.19%	7.12%	10.43%
Class Y2	-25.74%	-25.25%	7.06%	10.42%
Class F2	-25.70%	-25.18%	7.12%	10.36%
Russell 2000 Growth Index	-26.77%	-26.44%	7.08%	9.95%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.19%	1.19%
Class C	1.90%	1.90%
Class I	0.84%	0.84%
Class R3	1.48%	1.48%
Class R4	1.18%	1.18%
Class R5	0.87%	0.87%
Class R6	0.77%	0.77%
Class Y	0.87%	0.83%
Class F	0.77%	0.77%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.1%
Consumer Discretionary	13.4
Consumer Staples	5.4
Energy	2.4
Financials	4.9
Health Care	21.7
Industrials	17.9
Information Technology	23.5
Materials	2.8
Real Estate	5.6
Total	99.7%
Short-Term Investments	0.8
Other Assets & Liabilities	(0.5)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Small Cap Value Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 01/01/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-8.14%	-10.03%	7.01%	9.06%
Class A3	-13.19%	-14.98%	5.80%	8.45%
Class C2	-8.60%	-10.78%	6.19%	8.24%
Class C4	-9.46%	-11.61%	6.19%	8.24%
Class I2	-8.08%	-9.83%	7.35%	9.31%
Class R3[2]	-8.28%	-10.16%	6.84%	8.86%
Class R4[2]	-8.11%	-9.90%	7.09%	9.15%
Class R5[2]	-8.02%	-9.69%	7.42%	9.48%
Class R6[2]	-8.01%	-9.67%	7.49%	9.54%
Class Y2	-8.06%	-9.67%	7.45%	9.52%
Class F2	-7.98%	-9.60%	7.50%	9.38%
Russell 2000 Value Index	-9.50%	-6.59%	6.75%	9.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
Performance prior to 11/01/2018 reflects when the Fund pursued different strategies.
Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 06/04/2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.30%	1.30%
Class C	2.09%	2.05%
Class I	0.97%	0.97%
Class R3	1.56%	1.50%
Class R4	1.26%	1.20%
Class R5	0.96%	0.90%
Class R6	0.85%	0.80%
Class Y	0.95%	0.85%
Class F	0.84%	0.80%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.3%
Consumer Staples	4.6
Energy	3.0
Financials	33.8
Health Care	5.7
Industrials	21.1
Information Technology	11.6
Materials	3.2
Real Estate	3.5
Utilities	1.7
Total	98.5%
Short-Term Investments	1.0
Other Assets & Liabilities	0.5
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

The Hartford Small Company Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-25.45%	-26.61%	12.22%	10.58%
Class A3	-29.55%	-30.65%	10.96%	9.95%
Class C2	-25.74%	-27.22%	11.33%	9.74%
Class C4	-26.19%	-27.67%	11.33%	9.74%
Class I2	-25.32%	-26.40%	12.53%	10.87%
Class R3[2]	-25.53%	-26.84%	11.94%	10.34%
Class R4[2]	-25.43%	-26.62%	12.28%	10.67%
Class R5[2]	-25.31%	-26.42%	12.61%	11.00%
Class R6[2]	-25.28%	-26.32%	12.69%	11.09%
Class Y2	-25.31%	-26.37%	12.65%	11.07%
Class F2	-25.29%	-26.34%	12.69%	10.94%
Russell 2000 Growth Index	-26.77%	-26.44%	7.08%	9.95%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.23%	1.23%
Class C	2.05%	2.05%
Class I	0.96%	0.96%
Class R3	1.57%	1.57%
Class R4	1.26%	1.26%
Class R5	0.97%	0.97%
Class R6	0.85%	0.85%
Class Y	0.91%	0.91%
Class F	0.85%	0.85%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.1%
Consumer Discretionary	10.5
Consumer Staples	2.0
Energy	4.7
Financials	4.2
Health Care	20.5
Industrials	15.7
Information Technology	25.2
Materials	1.8
Real Estate	6.1
Total	94.8%
Short-Term Investments	5.8
Other Assets & Liabilities	(0.6)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Hartford Domestic Equity Funds
Benchmark Glossary (Unaudited)

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on their market capitalization.
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the US equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

14

Hartford Domestic Equity Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2021 through April 30, 2022. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
The Hartford Capital Appreciation Fund
Class A	$ 1,000.00	$ 877.70	$ 4.84	$ 1,000.00	$ 1,019.64	$ 5.21	1.04%
Class C	$ 1,000.00	$ 874.40	$ 8.55	$ 1,000.00	$ 1,015.67	$ 9.20	1.84%
Class I	$ 1,000.00	$ 879.10	$ 3.64	$ 1,000.00	$ 1,020.93	$ 3.91	0.78%
Class R3	$ 1,000.00	$ 876.20	$ 6.56	$ 1,000.00	$ 1,017.80	$ 7.05	1.41%
Class R4	$ 1,000.00	$ 877.50	$ 5.12	$ 1,000.00	$ 1,019.34	$ 5.51	1.10%
Class R5	$ 1,000.00	$ 878.90	$ 3.73	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class R6	$ 1,000.00	$ 879.20	$ 3.22	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class Y	$ 1,000.00	$ 879.00	$ 3.73	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class F	$ 1,000.00	$ 879.40	$ 3.22	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Hartford Core Equity Fund
Class A	$ 1,000.00	$ 882.30	$ 3.22	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class C	$ 1,000.00	$ 879.00	$ 6.76	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class I	$ 1,000.00	$ 883.40	$ 2.10	$ 1,000.00	$ 1,022.56	$ 2.26	0.45%
Class R3	$ 1,000.00	$ 880.70	$ 4.94	$ 1,000.00	$ 1,019.54	$ 5.31	1.06%
Class R4	$ 1,000.00	$ 882.30	$ 3.41	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class R5	$ 1,000.00	$ 883.40	$ 2.15	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class R6	$ 1,000.00	$ 883.80	$ 1.68	$ 1,000.00	$ 1,023.01	$ 1.81	0.36%
Class Y	$ 1,000.00	$ 883.50	$ 2.10	$ 1,000.00	$ 1,022.56	$ 2.26	0.45%
Class F	$ 1,000.00	$ 883.80	$ 1.68	$ 1,000.00	$ 1,023.01	$ 1.81	0.36%
15

Hartford Domestic Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
The Hartford Dividend and Growth Fund
Class A	$ 1,000.00	$ 979.20	$ 4.66	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class C	$ 1,000.00	$ 975.60	$ 8.48	$ 1,000.00	$ 1,016.22	$ 8.65	1.73%
Class I	$ 1,000.00	$ 980.50	$ 3.44	$ 1,000.00	$ 1,021.32	$ 3.51	0.70%
Class R3	$ 1,000.00	$ 977.70	$ 6.47	$ 1,000.00	$ 1,018.25	$ 6.61	1.32%
Class R4	$ 1,000.00	$ 979.00	$ 5.06	$ 1,000.00	$ 1,019.69	$ 5.16	1.03%
Class R5	$ 1,000.00	$ 980.50	$ 3.53	$ 1,000.00	$ 1,021.22	$ 3.61	0.72%
Class R6	$ 1,000.00	$ 980.70	$ 3.09	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class Y	$ 1,000.00	$ 980.80	$ 3.29	$ 1,000.00	$ 1,021.47	$ 3.36	0.67%
Class F	$ 1,000.00	$ 980.60	$ 3.04	$ 1,000.00	$ 1,021.72	$ 3.11	0.62%
The Hartford Equity Income Fund
Class A	$ 1,000.00	$ 1,001.90	$ 4.81	$ 1,000.00	$ 1,019.98	$ 4.86	0.97%
Class C	$ 1,000.00	$ 998.50	$ 8.67	$ 1,000.00	$ 1,016.12	$ 8.75	1.75%
Class I	$ 1,000.00	$ 1,003.50	$ 3.63	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class R3	$ 1,000.00	$ 1,000.30	$ 6.74	$ 1,000.00	$ 1,018.05	$ 6.81	1.36%
Class R4	$ 1,000.00	$ 1,001.90	$ 5.21	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class R5	$ 1,000.00	$ 1,003.40	$ 3.78	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Class R6	$ 1,000.00	$ 1,003.90	$ 3.23	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class Y	$ 1,000.00	$ 1,003.50	$ 3.63	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class F	$ 1,000.00	$ 1,004.00	$ 3.18	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
The Hartford Growth Opportunities Fund
Class A	$ 1,000.00	$ 700.90	$ 4.51	$ 1,000.00	$ 1,019.49	$ 5.36	1.07%
Class C	$ 1,000.00	$ 698.10	$ 7.83	$ 1,000.00	$ 1,015.57	$ 9.30	1.86%
Class I	$ 1,000.00	$ 701.50	$ 3.59	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class R3	$ 1,000.00	$ 699.50	$ 6.11	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class R4	$ 1,000.00	$ 700.40	$ 4.85	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class R5	$ 1,000.00	$ 701.60	$ 3.59	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class R6	$ 1,000.00	$ 701.90	$ 3.12	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class Y	$ 1,000.00	$ 701.60	$ 3.54	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%
Class F	$ 1,000.00	$ 702.00	$ 3.12	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
The Hartford Healthcare Fund
Class A	$ 1,000.00	$ 861.40	$ 5.77	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%
Class C	$ 1,000.00	$ 858.10	$ 9.35	$ 1,000.00	$ 1,014.73	$ 10.14	2.03%
Class I	$ 1,000.00	$ 862.40	$ 4.66	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class R3	$ 1,000.00	$ 859.90	$ 7.42	$ 1,000.00	$ 1,016.81	$ 8.05	1.61%
Class R4	$ 1,000.00	$ 861.20	$ 6.05	$ 1,000.00	$ 1,018.30	$ 6.56	1.31%
Class R5	$ 1,000.00	$ 862.40	$ 4.66	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class R6	$ 1,000.00	$ 862.80	$ 4.11	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Class Y	$ 1,000.00	$ 862.40	$ 4.62	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class F	$ 1,000.00	$ 863.00	$ 4.11	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
The Hartford MidCap Fund
Class A	$ 1,000.00	$ 811.90	$ 4.90	$ 1,000.00	$ 1,019.39	$ 5.46	1.09%
Class C	$ 1,000.00	$ 809.10	$ 8.35	$ 1,000.00	$ 1,015.57	$ 9.30	1.86%
Class I	$ 1,000.00	$ 812.80	$ 3.86	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
Class R3	$ 1,000.00	$ 810.40	$ 6.51	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class R4	$ 1,000.00	$ 811.70	$ 5.12	$ 1,000.00	$ 1,019.14	$ 5.71	1.14%
Class R5	$ 1,000.00	$ 813.00	$ 3.87	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
Class R6	$ 1,000.00	$ 813.30	$ 3.33	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class Y	$ 1,000.00	$ 813.00	$ 3.51	$ 1,000.00	$ 1,020.93	$ 3.91	0.78%
Class F	$ 1,000.00	$ 813.20	$ 3.33	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
16

Hartford Domestic Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
The Hartford MidCap Value Fund
Class A	$ 1,000.00	$ 1,003.40	$ 5.71	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class C	$ 1,000.00	$ 999.20	$ 9.62	$ 1,000.00	$ 1,015.17	$ 9.69	1.94%
Class I	$ 1,000.00	$ 1,005.70	$ 4.18	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%
Class R3	$ 1,000.00	$ 1,002.20	$ 7.35	$ 1,000.00	$ 1,017.46	$ 7.40	1.48%
Class R4	$ 1,000.00	$ 1,003.70	$ 5.86	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class R5	$ 1,000.00	$ 1,005.20	$ 4.38	$ 1,000.00	$ 1,020.43	$ 4.41	0.88%
Class Y	$ 1,000.00	$ 1,004.60	$ 4.32	$ 1,000.00	$ 1,020.48	$ 4.36	0.87%
Class F	$ 1,000.00	$ 1,005.20	$ 3.78	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Hartford Quality Value Fund
Class A	$ 1,000.00	$ 991.30	$ 4.64	$ 1,000.00	$ 1,020.13	$ 4.71	0.94%
Class C	$ 1,000.00	$ 987.50	$ 8.43	$ 1,000.00	$ 1,016.31	$ 8.55	1.71%
Class I	$ 1,000.00	$ 992.50	$ 3.11	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class R3	$ 1,000.00	$ 990.10	$ 5.82	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class R4	$ 1,000.00	$ 991.50	$ 4.35	$ 1,000.00	$ 1,020.43	$ 4.41	0.88%
Class R5	$ 1,000.00	$ 992.80	$ 3.11	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class R6	$ 1,000.00	$ 993.70	$ 2.27	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class Y	$ 1,000.00	$ 992.60	$ 2.82	$ 1,000.00	$ 1,021.97	$ 2.86	0.57%
Class F	$ 1,000.00	$ 993.30	$ 2.27	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
The Hartford Small Cap Growth Fund
Class A	$ 1,000.00	$ 741.30	$ 5.23	$ 1,000.00	$ 1,018.79	$ 6.06	1.21%
Class C	$ 1,000.00	$ 738.60	$ 8.49	$ 1,000.00	$ 1,015.03	$ 9.84	1.97%
Class I	$ 1,000.00	$ 742.40	$ 3.84	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Class R3	$ 1,000.00	$ 740.30	$ 6.47	$ 1,000.00	$ 1,017.36	$ 7.50	1.50%
Class R4	$ 1,000.00	$ 741.40	$ 5.23	$ 1,000.00	$ 1,018.79	$ 6.06	1.21%
Class R5	$ 1,000.00	$ 742.40	$ 3.93	$ 1,000.00	$ 1,020.28	$ 4.56	0.91%
Class R6	$ 1,000.00	$ 742.90	$ 3.41	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Class Y	$ 1,000.00	$ 742.60	$ 3.67	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class F	$ 1,000.00	$ 743.00	$ 3.42	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Hartford Small Cap Value Fund
Class A	$ 1,000.00	$ 917.80	$ 5.94	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%
Class C	$ 1,000.00	$ 914.00	$ 9.73	$ 1,000.00	$ 1,014.63	$ 10.24	2.05%
Class I	$ 1,000.00	$ 919.20	$ 4.57	$ 1,000.00	$ 1,020.03	$ 4.81	0.96%
Class R3	$ 1,000.00	$ 917.20	$ 6.75	$ 1,000.00	$ 1,017.75	$ 7.10	1.42%
Class R4	$ 1,000.00	$ 918.90	$ 5.47	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class R5	$ 1,000.00	$ 919.80	$ 4.09	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
Class R6	$ 1,000.00	$ 919.90	$ 3.81	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class Y	$ 1,000.00	$ 920.00	$ 4.05	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class F	$ 1,000.00	$ 920.20	$ 3.81	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
The Hartford Small Company Fund
Class A	$ 1,000.00	$ 745.90	$ 5.41	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%
Class C	$ 1,000.00	$ 742.60	$ 9.03	$ 1,000.00	$ 1,014.43	$ 10.44	2.09%
Class I	$ 1,000.00	$ 746.80	$ 4.24	$ 1,000.00	$ 1,019.93	$ 4.91	0.98%
Class R3	$ 1,000.00	$ 744.70	$ 6.83	$ 1,000.00	$ 1,016.96	$ 7.90	1.58%
Class R4	$ 1,000.00	$ 745.70	$ 5.54	$ 1,000.00	$ 1,018.45	$ 6.41	1.28%
Class R5	$ 1,000.00	$ 746.90	$ 4.24	$ 1,000.00	$ 1,019.93	$ 4.91	0.98%
Class R6	$ 1,000.00	$ 747.20	$ 3.73	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
Class Y	$ 1,000.00	$ 746.90	$ 4.03	$ 1,000.00	$ 1,020.18	$ 4.66	0.93%
Class F	$ 1,000.00	$ 747.10	$ 3.73	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
17

The Hartford Capital Appreciation Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Automobiles & Components - 0.7%
8,048	Tesla, Inc.*	$ 7,007,876
172,302	Thor Industries, Inc.(1)	13,189,718
226,921	Visteon Corp.*	23,760,898
		43,958,492
	Banks - 3.3%
965,415	Bank of America Corp.	34,446,007
1,063,312	Cadence Bank	26,625,332
581,213	JP Morgan Chase & Co.	69,373,584
148,030	PNC Financial Services Group, Inc.	24,587,783
402,868	Western Alliance Bancorp	30,662,284
452,757	Zions Bancorp NA	25,585,298
		211,280,288
	Capital Goods - 9.5%
592,507	AerCap Holdings N.V.*	27,676,002
239,825	AMETEK, Inc.	30,280,304
326,959	Builders FirstSource, Inc.*	20,130,866
206,545	Esab Corp.*	9,707,615
151,659	HEICO Corp.	21,418,801
806,800	HF Global, Inc.*(2)(3)(4)	16,967,004
436,027	Honeywell International, Inc.	84,375,585
148,499	IDEX Corp.	28,188,080
201,232	John Bean Technologies Corp.	23,723,240
355,847	Johnson Controls International plc	21,304,560
114,156	Lockheed Martin Corp.	49,329,091
259,852	Middleby Corp.*	39,988,624
182,124	Northrop Grumman Corp.	80,025,286
789,987	Otis Worldwide Corp.	57,542,653
155,396	Snap-on, Inc.	33,020,096
606,872	Spirit AeroSystems Holdings, Inc. Class A	25,512,899
452,985	Westinghouse Air Brake Technologies Corp.	40,727,881
		609,918,587
	Commercial & Professional Services - 2.2%
289,187	Clean Harbors, Inc.*	30,344,392
232,167	Copart, Inc.*	26,385,780
244,179	CoStar Group, Inc.*	15,534,668
345,677	Leidos Holdings, Inc.	35,781,026
165,162	Verisk Analytics, Inc.	33,701,306
		141,747,172
	Consumer Durables & Apparel - 3.5%
109,771	Garmin Ltd.	12,046,269
179,331	Lennar Corp. Class A	13,717,028
165,536	Lululemon Athletica, Inc.*	58,704,032
596,172	NIKE, Inc. Class B	74,342,648
3,004	NVR, Inc.*	13,146,135
533,446	Peloton Interactive, Inc. Class A*	9,367,312
521,761	Steven Madden Ltd.	21,423,507
472,776	VF Corp.	24,584,352
		227,331,283
	Consumer Services - 3.4%
296,426	Airbnb, Inc. Class A*	45,415,428
1,712,335	Denny's Corp.*	21,952,135
761,562	DraftKings, Inc. Class A*	10,418,168
315,369	Hilton Worldwide Holdings, Inc.*	48,973,652
272,074	McDonald's Corp.	67,789,958
646,124	Six Flags Entertainment Corp.*	24,727,165
		219,276,506
	Diversified Financials - 3.7%
552,512	American Express Co.	96,529,371
561,158	Bank of New York Mellon Corp.	23,602,305
38,363	BlackRock, Inc.	23,964,599
82,431	Moody's Corp.	26,087,763
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Diversified Financials - 3.7% - (continued)
199,117	T Rowe Price Group, Inc.	$ 24,499,356
195,870	Tradeweb Markets, Inc. Class A	13,943,985
471,961	Voya Financial, Inc.	29,799,618
		238,426,997
	Energy - 1.5%
160,903	Chevron Corp.	25,208,673
93,891	Diamondback Energy, Inc.	11,851,861
1,415,125	Marathon Oil Corp.	35,264,915
540,632	TotalEnergies SE ADR	26,334,185
		98,659,634
	Food & Staples Retailing - 1.1%
463,399	Sysco Corp.	39,611,346
766,780	U.S. Foods Holding Corp.*	28,846,264
		68,457,610
	Food, Beverage & Tobacco - 3.6%
1,359,852	Coca-Cola Co.	87,860,038
479,639	General Mills, Inc.	33,924,866
492,236	PepsiCo., Inc.	84,521,844
275,768	Philip Morris International, Inc.	27,576,800
		233,883,548
	Health Care Equipment & Services - 9.7%
38,464	ABIOMED, Inc.*	11,023,013
682,791	Baxter International, Inc.	48,519,129
33,795	DexCom, Inc.*	13,807,961
625,378	Encompass Health Corp.	43,044,768
177,519	Enovis Corp.*	11,515,658
118,202	Insulet Corp.*	28,249,096
478,343	Integra LifeSciences Holdings Corp.*	29,255,458
145,103	Intuitive Surgical, Inc.*	34,723,148
1,073,779	Medtronic plc	112,059,576
114,380	Molina Healthcare, Inc.*	35,852,411
232,302	Stryker Corp.	56,045,181
38,747	Teleflex, Inc.	11,066,918
304,446	UnitedHealth Group, Inc.	154,826,013
187,132	Veeva Systems, Inc. Class A*	34,048,667
		624,036,997
	Household & Personal Products - 3.1%
1,603,005	Colgate-Palmolive Co.	123,511,535
494,349	Procter & Gamble Co.	79,367,732
		202,879,267
	Insurance - 6.4%
6,586,362	Aegon N.V. ADR(1)	33,853,901
24,182	Alleghany Corp.*	20,228,243
157,944	Assurant, Inc.	28,726,855
437,033	Brown & Brown, Inc.	27,087,305
630,673	Chubb Ltd.	130,202,441
193,720	Hanover Insurance Group, Inc.	28,441,971
466,776	Kemper Corp.	21,546,380
499,196	Marsh & McLennan Cos., Inc.	80,719,993
695,099	MetLife, Inc.	45,654,102
		416,461,191
	Materials - 4.3%
75,347	Albemarle Corp.	14,529,162
391,637	Celanese Corp.	57,547,141
418,633	Ecolab, Inc.	70,891,312
609,657	FMC Corp.	80,803,939
180,476	Linde plc	56,301,293
		280,072,847
	Media & Entertainment - 6.9%
61,543	Activision Blizzard, Inc.	4,652,651

The accompanying notes are an integral part of these financial statements.
18

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Media & Entertainment - 6.9% - (continued)
62,155	Alphabet, Inc. Class A*	$ 141,849,520
735,771	Cargurus, Inc.*	24,044,996
762,678	Comcast Corp. Class A	30,324,077
122,883	Electronic Arts, Inc.	14,506,338
259,706	Match Group, Inc.*	20,555,730
239,193	Meta Platforms, Inc. Class A*	47,951,021
770,862	Omnicom Group, Inc.	58,685,724
251,499	Pinterest, Inc. Class A*	5,160,760
212,771	Roku, Inc.*	19,766,426
783,526	Snap, Inc. Class A*	22,299,150
167,956	Spotify Technology S.A.*	17,072,727
218,298	Walt Disney Co.*	24,368,606
260,426	ZoomInfo Technologies, Inc. Class A*	12,344,192
		443,581,918
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
46,566	Alnylam Pharmaceuticals, Inc.*	6,213,301
173,438	Apellis Pharmaceuticals, Inc.*	7,549,756
801,295	AstraZeneca plc ADR	53,205,988
327,456	Danaher Corp.	82,234,025
50,235	Eli Lilly & Co.	14,675,151
445,118	Exact Sciences Corp.*	24,503,746
108,567	Illumina, Inc.*	32,206,401
62,659	Jazz Pharmaceuticals plc*	10,039,225
456,939	Johnson & Johnson	82,459,212
1,763,217	Pfizer, Inc.	86,521,058
206,708	PTC Therapeutics, Inc.*	7,302,994
51,441	Seagen, Inc.*	6,739,285
112,936	Ultragenyx Pharmaceutical, Inc.*	7,983,446
33,832	Vertex Pharmaceuticals, Inc.*	9,243,579
		430,877,167
	Real Estate - 2.9%
261,303	American Tower Corp. REIT	62,979,249
57,011	AvalonBay Communities, Inc. REIT	12,968,862
699,926	Gaming and Leisure Properties, Inc. REIT	31,062,716
338,229	Ryman Hospitality Properties, Inc. REIT*	31,617,647
1,142,745	VICI Properties, Inc. REIT	34,065,229
157,256	Welltower, Inc. REIT	14,280,417
59,721	WeWork, Inc. Class A*(1)	418,644
		187,392,764
	Retailing - 4.4%
36,494	Amazon.com, Inc.*	90,710,581
15,726	AutoZone, Inc.*	30,751,721
245,425	Chewy, Inc. Class A*(1)	7,132,051
207,339	Etsy, Inc.*	19,321,921
1,479,052	TJX Cos., Inc.	90,636,307
316,327	Tory Burch LLC*(2)(3)(4)	12,877,659
86,018	Ulta Beauty, Inc.*	34,131,942
		285,562,182
	Semiconductors & Semiconductor Equipment - 1.7%
183,189	Advanced Micro Devices, Inc.*	15,666,323
192,470	MKS Instruments, Inc.	21,937,731
248,479	NVIDIA Corp.	46,085,400
39,339	SolarEdge Technologies, Inc.*	9,850,879
66,225	Synaptics, Inc.*	9,830,439
72,200	Universal Display Corp.	9,222,106
		112,592,878
	Software & Services - 12.0%
138,692	Accenture plc Class A	41,657,529
233,590	Block, Inc. Class A*	23,251,549
372,997	Cognizant Technology Solutions Corp. Class A	30,175,457
140,503	DocuSign, Inc. Class A*	11,380,743
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Software & Services - 12.0% - (continued)
243,923	Dynatrace, Inc.*	$ 9,356,886
532,655	Fidelity National Information Services, Inc.	52,812,743
100,753	Five9, Inc.*	11,092,905
351,498	Genpact Ltd.	14,154,825
93,825	Guidewire Software, Inc.*	8,157,146
59,285	Intuit, Inc.	24,825,594
244,526	Mastercard, Inc. Class A	88,855,858
377,895	Microsoft Corp.	104,873,420
71,123	MongoDB, Inc. Class A*	25,243,686
122,130	Okta, Inc.*	14,571,330
47,646	Palo Alto Networks, Inc.*	26,742,747
76,909	Paycom Software, Inc.*	21,647,576
132,507	RingCentral, Inc. Class A*	11,243,219
68,687	salesforce.com, Inc.*	12,084,791
12,640	Sharecare, Inc. Earnout*(2)(3)(4)	3,463
11,689	Shopify, Inc. Class A*	4,989,099
106,043	Synopsys, Inc.*	30,412,072
253,141	UiPath, Inc. Class A*	4,513,504
578,161	Visa, Inc.	123,223,454
1,407,192	Western Union Co.	23,584,538
96,811	WEX, Inc.*	16,093,861
185,949	Workday, Inc. Class A*	38,435,658
		773,383,653
	Technology Hardware & Equipment - 4.0%
460,202	Apple, Inc.	72,550,845
301,122	Arista Networks, Inc.*	34,800,669
252,594	CDW Corp.	41,218,289
499,627	Cisco Systems, Inc.	24,471,730
126,431	F5, Inc.*	21,165,814
950,122	Flex Ltd.*	15,667,512
248,946	II-VI, Inc.*	15,237,985
390,028	Lumentum Holdings, Inc.*	31,674,174
		256,787,018
	Transportation - 2.0%
82,375	J.B. Hunt Transport Services, Inc.	14,073,769
980,935	Southwest Airlines Co.*	45,829,283
415,642	Uber Technologies, Inc.*	13,084,410
231,483	Union Pacific Corp.	54,234,152
		127,221,614
	Utilities - 0.9%
308,933	Dominion Energy, Inc.	25,221,290
357,204	Eversource Energy	31,219,630
		56,440,920
	Total Common Stocks (cost $5,754,770,185)	$ 6,290,230,533
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(2)(3)(4)	$ 1,432,389
	Software & Services - 0.1%
566,622	Essence Group Holdings Corp. Series 3*(2)(3)(4)	1,155,909
77,707	Lookout, Inc. Series F*(2)(3)(4)	669,057
		1,824,966
	Total Convertible Preferred Stocks (cost $2,457,101)	$ 3,257,355

The accompanying notes are an integral part of these financial statements.
19

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.8%
	Other Investment Pools & Funds - 0.8%
201,030	iShares Russell 1000 Growth ETF (1)		$ 49,001,063
	Total Exchange-Traded Funds (cost $51,729,221)		$ 49,001,063
	Total Long-Term Investments (Cost $5,808,956,507)		$ 6,342,488,951
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 1.4%
$ 91,914,751	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $91,916,589; collateralized by U.S. Treasury Bond at 1.750%, maturing 08/15/2041, with a market value of $48,987,759 and U.S. Treasury Bond at 4.375%, maturing 05/15/2041, with a market value of $44,765,336		$ 91,914,751
	Securities Lending Collateral - 0.3%
5,725,536	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(5)		5,725,536
13,888,971	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(5)		13,888,971
			19,614,507
	Total Short-Term Investments (cost $111,529,258)		$ 111,529,258
	Total Investments (cost $5,920,485,765)	100.1%	$ 6,454,018,209
	Other Assets and Liabilities	(0.1)%	(5,711,470)
	Total Net Assets	100.0%	$ 6,448,306,739
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $33,105,481, which represented 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $33,105,481 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	$ 895,999	$ 1,155,909
06/2015	HF Global, Inc.	806,800	10,846,942	16,967,004
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	669,057
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	33,739	673,447	1,432,389
07/2021	Sharecare, Inc. Earnout	12,640	—	3,463
11/2013	Tory Burch LLC	316,327	24,792,580	12,877,659
			$ 38,096,623	$ 33,105,481

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	398	06/17/2022	$ 102,301,920	$ (5,817,240)
Total futures contracts				$ (5,817,240)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
20

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 43,958,492	$ 43,958,492	$ —	$ —
Banks	211,280,288	211,280,288	—	—
Capital Goods	609,918,587	592,951,583	—	16,967,004
Commercial & Professional Services	141,747,172	141,747,172	—	—
Consumer Durables & Apparel	227,331,283	227,331,283	—	—
Consumer Services	219,276,506	219,276,506	—	—
Diversified Financials	238,426,997	238,426,997	—	—
Energy	98,659,634	98,659,634	—	—
Food & Staples Retailing	68,457,610	68,457,610	—	—
Food, Beverage & Tobacco	233,883,548	233,883,548	—	—
Health Care Equipment & Services	624,036,997	624,036,997	—	—
Household & Personal Products	202,879,267	202,879,267	—	—
Insurance	416,461,191	416,461,191	—	—
Materials	280,072,847	280,072,847	—	—
Media & Entertainment	443,581,918	443,581,918	—	—
Pharmaceuticals, Biotechnology & Life Sciences	430,877,167	430,877,167	—	—
Real Estate	187,392,764	187,392,764	—	—
Retailing	285,562,182	272,684,523	—	12,877,659
Semiconductors & Semiconductor Equipment	112,592,878	112,592,878	—	—
Software & Services	773,383,653	773,380,190	—	3,463
Technology Hardware & Equipment	256,787,018	256,787,018	—	—
Transportation	127,221,614	127,221,614	—	—
Utilities	56,440,920	56,440,920	—	—
Convertible Preferred Stocks	3,257,355	—	—	3,257,355
Exchange-Traded Funds	49,001,063	49,001,063	—	—
Short-Term Investments	111,529,258	19,614,507	91,914,751	—
Total	$ 6,454,018,209	$ 6,328,997,977	$ 91,914,751	$ 33,105,481
Liabilities
Futures Contracts(2)	$ (5,817,240)	$ (5,817,240)	$ —	$ —
Total	$ (5,817,240)	$ (5,817,240)	$ —	$ —

(1)	For the six-month period ended April 30, 2022, investments valued at $37,516 were transferred into Level 3 due to the unavailability of significant observable inputs. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
21

Hartford Core Equity Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 1.7%
5,130,760	Ford Motor Co.	$ 72,651,562
130,186	Tesla, Inc.*	113,360,761
		186,012,323
	Banks - 4.6%
5,792,823	Bank of America Corp.	206,687,924
1,870,925	JP Morgan Chase & Co.	223,313,608
432,768	PNC Financial Services Group, Inc.	71,882,765
		501,884,297
	Capital Goods - 7.3%
920,873	AMETEK, Inc.	116,269,425
359,805	Deere & Co.	135,844,378
1,050,412	Fortune Brands Home & Security, Inc.	74,841,855
483,810	IDEX Corp.	91,836,814
532,303	Illinois Tool Works, Inc.	104,922,244
1,881,720	Johnson Controls International plc	112,658,576
1,598,940	Raytheon Technologies Corp.	151,755,396
		788,128,688
	Commercial & Professional Services - 1.5%
906,222	Leidos Holdings, Inc.	93,803,039
516,523	Republic Services, Inc. Class A	69,353,543
		163,156,582
	Consumer Durables & Apparel - 1.2%
1,064,107	NIKE, Inc. Class B	132,694,143
	Consumer Services - 2.8%
397,680	Airbnb, Inc. Class A*	60,928,553
40,189	Booking Holdings, Inc.*	88,830,148
625,493	McDonald's Corp.	155,847,836
		305,606,537
	Diversified Financials - 4.2%
1,032,297	American Express Co.	180,352,609
1,503,324	Charles Schwab Corp.	99,715,481
2,112,381	Morgan Stanley	170,236,785
		450,304,875
	Energy - 3.1%
1,165,802	ConocoPhillips	111,357,407
1,906,321	EOG Resources, Inc.	222,582,040
		333,939,447
	Food & Staples Retailing - 1.1%
1,395,596	Sysco Corp.	119,295,546
	Food, Beverage & Tobacco - 2.5%
659,107	Constellation Brands, Inc. Class A	162,199,642
1,236,730	Monster Beverage Corp.*	105,963,026
		268,162,668
	Health Care Equipment & Services - 8.1%
961,009	Abbott Laboratories	109,074,521
1,558,651	Baxter International, Inc.	110,757,740
504,099	Becton Dickinson and Co.	124,608,232
1,478,019	Hologic, Inc.*	106,402,588
369,372	Laboratory Corp. of America Holdings*	88,752,704
660,143	UnitedHealth Group, Inc.	335,715,723
		875,311,508
	Household & Personal Products - 3.3%
1,197,559	Colgate-Palmolive Co.	92,271,921
1,660,045	Procter & Gamble Co.	266,520,225
		358,792,146
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Insurance - 2.0%
620,673	Chubb Ltd.	$ 128,137,941
856,032	Progressive Corp.	91,903,595
		220,041,536
	Materials - 1.0%
858,219	PPG Industries, Inc.	109,843,450
	Media & Entertainment - 7.6%
243,786	Alphabet, Inc. Class A*	556,365,971
596,532	Meta Platforms, Inc. Class A*	119,586,770
1,322,503	Walt Disney Co.*	147,631,010
		823,583,751
	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
521,089	Danaher Corp.	130,861,081
765,910	Eli Lilly & Co.	223,745,289
4,063,297	Pfizer, Inc.	199,385,984
215,141	Regeneron Pharmaceuticals, Inc.*	141,801,584
324,852	Thermo Fisher Scientific, Inc.	179,617,168
335,058	Vertex Pharmaceuticals, Inc.*	91,544,547
		966,955,653
	Real Estate - 2.1%
415,782	AvalonBay Communities, Inc. REIT	94,582,089
821,585	Prologis, Inc. REIT	131,691,860
		226,273,949
	Retailing - 5.2%
161,255	Amazon.com, Inc.*	400,820,266
2,687,673	TJX Cos., Inc.	164,700,601
		565,520,867
	Semiconductors & Semiconductor Equipment - 4.7%
1,031,633	Advanced Micro Devices, Inc.*	88,225,254
307,018	KLA Corp.	98,018,567
246,301	NVIDIA Corp.	45,681,447
814,518	QUALCOMM, Inc.	113,780,019
976,756	Texas Instruments, Inc.	166,292,709
		511,997,996
	Software & Services - 12.3%
869,108	Fidelity National Information Services, Inc.	86,172,058
560,422	Global Payments, Inc.	76,766,606
1,005,637	GoDaddy, Inc. Class A*	81,265,526
526,297	Mastercard, Inc. Class A	191,245,804
2,154,979	Microsoft Corp.	598,049,772
165,406	Palo Alto Networks, Inc.*	92,839,080
717,178	salesforce.com, Inc.*	126,180,297
395,406	Workday, Inc. Class A*	81,730,420
		1,334,249,563
	Technology Hardware & Equipment - 9.9%
3,504,805	Apple, Inc.	552,532,508
648,636	CDW Corp.	105,844,423
2,684,015	Corning, Inc.	94,450,488
507,932	F5, Inc.*	85,032,896
658,606	Motorola Solutions, Inc.	140,737,516
1,265,221	NetApp, Inc.	92,677,438
		1,071,275,269
	Telecommunication Services - 1.0%
2,382,342	Verizon Communications, Inc.	110,302,435

The accompanying notes are an integral part of these financial statements.
22

Hartford Core Equity Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	Utilities - 2.5%
1,517,184	American Electric Power Co., Inc.		$ 150,368,106
1,123,951	Duke Energy Corp.		123,814,442
			274,182,548
	Total Common Stocks (cost $7,575,805,277)		$ 10,697,515,777
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%
$ 127,199,073	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $127,201,617; collateralized by U.S. Treasury Bond at 2.125%, maturing 02/15/2041, with a market value of $13,652,487, U.S. Treasury Bond at 4.375%, maturing 05/15/2041, with a market value of $116,090,715		$ 127,199,073
	Total Short-Term Investments (cost $127,199,073)		$ 127,199,073
	Total Investments (cost $7,703,004,350)	99.8%	$ 10,824,714,850
	Other Assets and Liabilities	0.2%	20,469,393
	Total Net Assets	100.0%	$ 10,845,184,243
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 186,012,323	$ 186,012,323	$ —	$ —
Banks	501,884,297	501,884,297	—	—
Capital Goods	788,128,688	788,128,688	—	—
Commercial & Professional Services	163,156,582	163,156,582	—	—
Consumer Durables & Apparel	132,694,143	132,694,143	—	—
Consumer Services	305,606,537	305,606,537	—	—
Diversified Financials	450,304,875	450,304,875	—	—
Energy	333,939,447	333,939,447	—	—
Food & Staples Retailing	119,295,546	119,295,546	—	—
Food, Beverage & Tobacco	268,162,668	268,162,668	—	—
Health Care Equipment & Services	875,311,508	875,311,508	—	—
Household & Personal Products	358,792,146	358,792,146	—	—
Insurance	220,041,536	220,041,536	—	—
Materials	109,843,450	109,843,450	—	—
Media & Entertainment	823,583,751	823,583,751	—	—
Pharmaceuticals, Biotechnology & Life Sciences	966,955,653	966,955,653	—	—
Real Estate	226,273,949	226,273,949	—	—
Retailing	565,520,867	565,520,867	—	—
Semiconductors & Semiconductor Equipment	511,997,996	511,997,996	—	—
Software & Services	1,334,249,563	1,334,249,563	—	—
Technology Hardware & Equipment	1,071,275,269	1,071,275,269	—	—
Telecommunication Services	110,302,435	110,302,435	—	—
Utilities	274,182,548	274,182,548	—	—
Short-Term Investments	127,199,073	—	127,199,073	—
Total	$ 10,824,714,850	$ 10,697,515,777	$ 127,199,073	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
23

The Hartford Dividend and Growth Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Banks - 5.5%
7,311,530	Bank of America Corp.	$ 260,875,390
3,372,788	JP Morgan Chase & Co.	402,575,976
1,142,604	PNC Financial Services Group, Inc.	189,786,524
		853,237,890
	Capital Goods - 6.2%
486,946	General Dynamics Corp.	115,177,337
2,392,123	Ingersoll Rand, Inc.	105,157,727
3,249,513	Johnson Controls International plc	194,548,343
461,063	Lockheed Martin Corp.	199,234,544
2,986,673	Otis Worldwide Corp.	217,549,261
1,393,805	Raytheon Technologies Corp.	132,286,033
		963,953,245
	Commercial & Professional Services - 1.0%
974,675	Waste Management, Inc.	160,275,557
	Consumer Services - 2.5%
1,354,208	Hilton Worldwide Holdings, Inc.*	210,294,960
688,207	McDonald's Corp.	171,473,656
		381,768,616
	Diversified Financials - 5.6%
1,369,520	American Express Co.	239,268,839
187,216	BlackRock, Inc.	116,950,091
2,687,163	Charles Schwab Corp.	178,239,522
862,680	Northern Trust Corp.	88,899,174
653,893	S&P Global, Inc.	246,190,714
		869,548,340
	Energy - 4.1%
1,691,588	Chevron Corp.	265,021,092
2,219,400	ConocoPhillips	211,997,088
3,418,104	TotalEnergies SE ADR	166,495,846
		643,514,026
	Food & Staples Retailing - 2.8%
2,335,196	Sysco Corp.	199,612,554
1,563,247	Walmart, Inc.	239,161,159
		438,773,713
	Food, Beverage & Tobacco - 3.1%
4,342,849	Coca-Cola Co.	280,591,474
3,189,596	Mondelez International, Inc. Class A	205,665,150
		486,256,624
	Health Care Equipment & Services - 8.8%
474,005	Anthem, Inc.	237,917,330
2,197,808	Baxter International, Inc.	156,176,237
809,334	Becton Dickinson and Co.	200,059,271
616,175	HCA Healthcare, Inc.	132,200,346
2,071,125	Medtronic plc	216,142,605
856,673	UnitedHealth Group, Inc.	435,661,054
		1,378,156,843
	Household & Personal Products - 0.8%
1,622,150	Colgate-Palmolive Co.	124,986,657
	Insurance - 6.2%
3,578,675	American International Group, Inc.	209,388,274
1,448,908	Chubb Ltd.	299,127,057
2,235,899	MetLife, Inc.	146,853,846
1,178,367	Principal Financial Group, Inc.	80,293,928
2,070,755	Prudential Financial, Inc.	224,697,625
		960,360,730
	Materials - 3.6%
1,369,175	Celanese Corp.	201,186,574
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Materials - 3.6% - (continued)
1,463,059	FMC Corp.	$ 193,913,840
1,272,484	PPG Industries, Inc.	162,865,227
		557,965,641
	Media & Entertainment - 4.6%
202,801	Alphabet, Inc. Class A*	462,830,414
6,256,872	Comcast Corp. Class A	248,773,231
		711,603,645
	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
935,797	Agilent Technologies, Inc.	111,612,508
2,692,415	AstraZeneca plc ADR	178,776,356
3,319,096	Bristol-Myers Squibb Co.	249,828,356
2,318,827	Merck & Co., Inc.	205,656,767
2,047,586	Novartis AG ADR	180,248,996
7,333,805	Pfizer, Inc.	359,869,811
		1,285,992,794
	Real Estate - 3.5%
758,799	American Tower Corp. REIT	182,885,735
7,615,001	Host Hotels & Resorts, Inc. REIT	154,965,270
570,250	Public Storage REIT	211,847,875
		549,698,880
	Retailing - 2.9%
505,265	Home Depot, Inc.	151,781,606
771,371	Lowe's Cos., Inc.	152,523,188
2,522,043	TJX Cos., Inc.	154,550,795
		458,855,589
	Semiconductors & Semiconductor Equipment - 2.6%
172,090	Broadcom, Inc.	95,404,975
1,473,494	Micron Technology, Inc.	100,477,556
1,182,827	Texas Instruments, Inc.	201,376,297
		397,258,828
	Software & Services - 10.3%
340,701	Accenture plc Class A	102,332,952
3,177,771	Cognizant Technology Solutions Corp. Class A	257,081,674
2,735,285	Fidelity National Information Services, Inc.	271,203,508
2,643,963	Microsoft Corp.	733,752,612
1,112,114	Visa, Inc.	237,024,857
		1,601,395,603
	Technology Hardware & Equipment - 5.1%
2,681,853	Apple, Inc.	422,794,126
4,551,283	Cisco Systems, Inc.	222,921,841
4,279,133	HP, Inc.	156,744,642
		802,460,609
	Telecommunication Services - 1.9%
6,556,024	Verizon Communications, Inc.	303,543,911
	Transportation - 1.4%
1,449,645	Ryanair Holdings plc ADR*	126,583,001
408,896	Union Pacific Corp.	95,800,244
		222,383,245
	Utilities - 5.0%
1,209,271	Constellation Energy Corp.	71,600,936
2,063,295	Dominion Energy, Inc.	168,447,404
1,731,721	Duke Energy Corp.	190,766,385
3,767,332	Exelon Corp.	176,235,791
1,094,191	Sempra Energy	176,558,660
		783,609,176
	Total Common Stocks (cost $10,193,332,463)	$ 14,935,600,162

The accompanying notes are an integral part of these financial statements.
24

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.1%
	Repurchase Agreements - 3.1%
$ 484,545,006	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $484,554,697; collateralized by U.S. Treasury Bond at 4.375%, maturing 05/15/2041, with a market value of $494,235,959		$ 484,545,006
	Total Short-Term Investments (cost $484,545,006)		$ 484,545,006
	Total Investments (cost $10,677,877,469)	98.9%	$ 15,420,145,168
	Other Assets and Liabilities	1.1%	167,982,128
	Total Net Assets	100.0%	$ 15,588,127,296
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 853,237,890	$ 853,237,890	$ —	$ —
Capital Goods	963,953,245	963,953,245	—	—
Commercial & Professional Services	160,275,557	160,275,557	—	—
Consumer Services	381,768,616	381,768,616	—	—
Diversified Financials	869,548,340	869,548,340	—	—
Energy	643,514,026	643,514,026	—	—
Food & Staples Retailing	438,773,713	438,773,713	—	—
Food, Beverage & Tobacco	486,256,624	486,256,624	—	—
Health Care Equipment & Services	1,378,156,843	1,378,156,843	—	—
Household & Personal Products	124,986,657	124,986,657	—	—
Insurance	960,360,730	960,360,730	—	—
Materials	557,965,641	557,965,641	—	—
Media & Entertainment	711,603,645	711,603,645	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,285,992,794	1,285,992,794	—	—
Real Estate	549,698,880	549,698,880	—	—
Retailing	458,855,589	458,855,589	—	—
Semiconductors & Semiconductor Equipment	397,258,828	397,258,828	—	—
Software & Services	1,601,395,603	1,601,395,603	—	—
Technology Hardware & Equipment	802,460,609	802,460,609	—	—
Telecommunication Services	303,543,911	303,543,911	—	—
Transportation	222,383,245	222,383,245	—	—
Utilities	783,609,176	783,609,176	—	—
Short-Term Investments	484,545,006	—	484,545,006	—
Total	$ 15,420,145,168	$ 14,935,600,162	$ 484,545,006	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
25

The Hartford Equity Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Banks - 6.6%
855,563	JP Morgan Chase & Co.	$ 102,120,000
307,691	M&T Bank Corp.	51,273,628
335,105	PNC Financial Services Group, Inc.	55,660,940
520,571	Royal Bank of Canada	52,577,813
1,227,393	Truist Financial Corp.	59,344,452
		320,976,833
	Capital Goods - 11.2%
129,505	Caterpillar, Inc.	27,265,983
455,703	Eaton Corp. plc	66,086,049
396,746	General Dynamics Corp.	93,842,331
286,246	Honeywell International, Inc.	55,391,463
299,713	Hubbell, Inc.	58,551,932
1,165,528	Johnson Controls International plc	69,780,161
236,633	L3Harris Technologies, Inc.	54,960,381
108,430	Northrop Grumman Corp.	47,644,142
737,120	Raytheon Technologies Corp.	69,960,059
		543,482,501
	Diversified Financials - 4.3%
766,055	Ares Management Corp. Class A	50,728,162
88,012	BlackRock, Inc.	54,979,336
1,245,615	Morgan Stanley	100,384,113
		206,091,611
	Energy - 7.0%
1,198,899	ConocoPhillips	114,518,833
1,373,198	Coterra Energy, Inc.	39,534,370
305,466	Phillips 66	26,502,230
448,376	Pioneer Natural Resources Co.	104,233,969
1,016,901	TC Energy Corp.	53,787,742
		338,577,144
	Food, Beverage & Tobacco - 7.7%
511,490	Archer-Daniels-Midland Co.	45,809,044
599,453	Kellogg Co.	41,062,531
1,770,640	Mondelez International, Inc. Class A	114,170,867
171,429	Nestle S.A. ADR	22,052,627
288,313	PepsiCo., Inc.	49,506,225
974,592	Philip Morris International, Inc.	97,459,200
		370,060,494
	Health Care Equipment & Services - 9.4%
205,316	Anthem, Inc.	103,054,260
887,246	Baxter International, Inc.	63,047,701
256,662	Becton Dickinson and Co.	63,444,280
491,249	Medtronic plc	51,266,745
337,157	UnitedHealth Group, Inc.	171,461,192
		452,274,178
	Household & Personal Products - 4.0%
343,056	Kimberly-Clark Corp.	47,626,464
633,003	Procter & Gamble Co.	101,628,632
984,492	Unilever plc ADR	45,542,600
		194,797,696
	Insurance - 6.2%
583,182	Chubb Ltd.	120,397,924
1,591,067	MetLife, Inc.	104,501,281
691,179	Progressive Corp.	74,204,977
		299,104,182
	Materials - 3.6%
242,197	Celanese Corp.	35,588,427
556,202	LyondellBasell Industries N.V. Class A	58,974,098
488,228	PPG Industries, Inc.	62,488,302
206,900	Rio Tinto plc ADR(1)	14,714,728
		171,765,555
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Media & Entertainment - 1.7%
2,114,427	Comcast Corp. Class A	$ 84,069,618
	Pharmaceuticals, Biotechnology & Life Sciences - 10.6%
837,901	AstraZeneca plc ADR	55,636,626
240,992	Eli Lilly & Co.	70,400,993
813,380	Johnson & Johnson	146,782,555
875,750	Merck & Co., Inc.	77,670,267
2,297,414	Pfizer, Inc.	112,734,105
129,170	Roche Holding AG	47,898,008
		511,122,554
	Real Estate - 3.0%
380,510	Crown Castle International Corp. REIT	70,474,257
1,136,757	Gaming and Leisure Properties, Inc. REIT	50,449,276
263,493	Welltower, Inc. REIT	23,927,799
		144,851,332
	Retailing - 3.3%
162,288	Home Depot, Inc.	48,751,315
329,876	Lowe's Cos., Inc.	65,226,382
719,071	TJX Cos., Inc.	44,064,671
		158,042,368
	Semiconductors & Semiconductor Equipment - 4.0%
474,650	Analog Devices, Inc.	73,276,467
67,808	Broadcom, Inc.	37,592,077
144,180	NXP Semiconductors N.V.	24,640,362
336,712	Texas Instruments, Inc.	57,325,218
		192,834,124
	Software & Services - 0.5%
232,700	Fidelity National Information Services, Inc.	23,072,205
	Technology Hardware & Equipment - 4.7%
2,338,272	Cisco Systems, Inc.	114,528,563
1,598,375	Corning, Inc.	56,246,816
468,862	TE Connectivity Ltd.	58,504,600
		229,279,979
	Telecommunication Services - 0.7%
728,030	Verizon Communications, Inc.	33,707,789
	Transportation - 1.1%
469,053	Canadian National Railway Co.	55,162,517
	Utilities - 7.0%
662,171	American Electric Power Co., Inc.	65,627,768
431,883	Constellation Energy Corp.	25,571,792
670,269	Dominion Energy, Inc.	54,720,761
448,933	Duke Energy Corp.	49,454,459
1,533,725	Exelon Corp.	71,747,656
456,982	Sempra Energy	73,738,616
		340,861,052
	Total Common Stocks (cost $3,364,247,858)	$ 4,670,133,732

The accompanying notes are an integral part of these financial statements.
26

The Hartford Equity Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.6%
	Repurchase Agreements - 2.6%
$ 122,953,771	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $122,956,230; collateralized by U.S. Treasury Government Bond at 4.250%, maturing 11/15/2040, with a market value of $114,092,219; collateralized by U.S. Treasury Bond at 1.375%, maturing 11/15/2040, with a market value of $11,320,741		$ 122,953,771
	Securities Lending Collateral - 0.0%
91,096	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(2)		91,096
220,979	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(2)		220,979
			312,075
	Total Short-Term Investments (cost $123,265,846)		$ 123,265,846
	Total Investments (cost $3,487,513,704)	99.2%	$ 4,793,399,578
	Other Assets and Liabilities	0.8%	40,669,078
	Total Net Assets	100.0%	$ 4,834,068,656
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 320,976,833	$ 320,976,833	$ —	$ —
Capital Goods	543,482,501	543,482,501	—	—
Diversified Financials	206,091,611	206,091,611	—	—
Energy	338,577,144	338,577,144	—	—
Food, Beverage & Tobacco	370,060,494	370,060,494	—	—
Health Care Equipment & Services	452,274,178	452,274,178	—	—
Household & Personal Products	194,797,696	194,797,696	—	—
Insurance	299,104,182	299,104,182	—	—
Materials	171,765,555	171,765,555	—	—
Media & Entertainment	84,069,618	84,069,618	—	—
Pharmaceuticals, Biotechnology & Life Sciences	511,122,554	463,224,546	47,898,008	—
Real Estate	144,851,332	144,851,332	—	—
Retailing	158,042,368	158,042,368	—	—
Semiconductors & Semiconductor Equipment	192,834,124	192,834,124	—	—
Software & Services	23,072,205	23,072,205	—	—
Technology Hardware & Equipment	229,279,979	229,279,979	—	—
Telecommunication Services	33,707,789	33,707,789	—	—
Transportation	55,162,517	55,162,517	—	—
Utilities	340,861,052	340,861,052	—	—
Short-Term Investments	123,265,846	312,075	122,953,771	—
Total	$ 4,793,399,578	$ 4,622,547,799	$ 170,851,779	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
27

The Hartford Growth Opportunities Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Automobiles & Components - 1.7%
35,703	Tesla, Inc.*	$ 31,088,744
763,282	Thor Industries, Inc.	58,429,237
		89,517,981
	Capital Goods - 3.2%
1,630,959	Johnson Controls International plc	97,645,515
441,592	Middleby Corp.*	67,956,593
		165,602,108
	Commercial & Professional Services - 2.8%
592,125	Copart, Inc.*	67,295,006
1,230,122	CoStar Group, Inc.*	78,260,362
		145,555,368
	Consumer Durables & Apparel - 4.9%
860,158	Lennar Corp. Class A	65,793,486
421,399	Lululemon Athletica, Inc.*	149,440,727
2,421,013	Peloton Interactive, Inc. Class A*	42,512,988
		257,747,201
	Consumer Services - 3.7%
948,703	Airbnb, Inc. Class A*	145,350,786
3,597,726	DraftKings, Inc. Class A*(1)	49,216,892
		194,567,678
	Diversified Financials - 1.0%
721,775	Tradeweb Markets, Inc. Class A	51,383,162
	Health Care Equipment & Services - 6.0%
172,944	ABIOMED, Inc.*	49,562,292
156,861	DexCom, Inc.*	64,090,267
273,813	Insulet Corp.*	65,438,569
106,946	Intuitive Surgical, Inc.*	25,592,178
586,950	Veeva Systems, Inc. Class A*	106,795,552
		311,478,858
	Materials - 1.3%
351,036	Albemarle Corp.	67,690,272
	Media & Entertainment - 20.4%
183,650	Alphabet, Inc. Class A*	419,124,193
566,337	Electronic Arts, Inc.	66,856,083
1,147,028	Match Group, Inc.*	90,787,266
487,684	Meta Platforms, Inc. Class A*	97,766,011
583,584	Roku, Inc.*	54,214,954
3,503,719	Snap, Inc. Class A*	99,715,843
794,478	Spotify Technology S.A.*	80,758,689
897,993	Walt Disney Co.*	100,242,959
1,213,950	ZoomInfo Technologies, Inc. Class A*	57,541,230
		1,067,007,228
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
304,729	Danaher Corp.	76,526,594
219,880	Eli Lilly & Co.	64,233,544
1,345,828	Exact Sciences Corp.*	74,087,831
410,023	Illumina, Inc.*	121,633,323
121,360	Reata Pharmaceuticals, Inc. Class A*	3,080,117
		339,561,409
	Real Estate - 1.2%
254,253	AvalonBay Communities, Inc. REIT	57,837,473
448,214	WeWork, Inc. Class A*(1)	3,141,980
		60,979,453
	Retailing - 11.5%
166,371	Amazon.com, Inc.*	413,536,749
525,351	Etsy, Inc.*	48,957,460
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Retailing - 11.5% - (continued)
171,581	Tory Burch LLC*(2)(3)(4)	$ 6,985,061
332,948	Ulta Beauty, Inc.*	132,113,766
		601,593,036
	Semiconductors & Semiconductor Equipment - 6.9%
730,848	Advanced Micro Devices, Inc.*	62,502,121
1,127,552	NVIDIA Corp.	209,127,069
183,795	SolarEdge Technologies, Inc.*	46,024,106
345,750	Universal Display Corp.	44,162,648
		361,815,944
	Software & Services - 21.6%
1,087,295	Block, Inc. Class A*	108,229,344
624,532	DocuSign, Inc. Class A*	50,587,092
478,828	Five9, Inc.*	52,718,963
3,708,500	ironSource Ltd.*	14,203,555
1,887,545	ironSource Ltd. Class A*(1)	7,229,297
697,270	Mastercard, Inc. Class A	253,373,973
195,672	MongoDB, Inc. Class A*	69,449,863
539,739	Okta, Inc.*	64,396,260
219,866	Palo Alto Networks, Inc.*	123,406,389
344,461	Paycom Software, Inc.*	96,955,438
623,821	RingCentral, Inc. Class A*	52,931,212
326,300	salesforce.com, Inc.*	57,409,222
1,162,216	UiPath, Inc. Class A*	20,722,311
777,652	Workday, Inc. Class A*	160,740,668
		1,132,353,587
	Technology Hardware & Equipment - 3.1%
1,397,413	Arista Networks, Inc.*	161,499,021
	Transportation - 1.1%
1,913,889	Uber Technologies, Inc.*	60,249,226
	Total Common Stocks (cost $5,825,318,895)	$ 5,068,601,532
CONVERTIBLE PREFERRED STOCKS - 0.7%
	Commercial & Professional Services - 0.4%
470,535	Rubicon Global Holdings LLC Series C*(2)(3)(4)	$ 19,976,563
	Software & Services - 0.3%
5,668,755	Essence Group Holdings Corp. Series 3*(2)(3)(4)	11,564,260
743,470	Lookout, Inc. Series F*(2)(3)(4)	6,401,277
		17,965,537
	Total Convertible Preferred Stocks (cost $26,848,848)	$ 37,942,100
	Total Long-Term Investments (Cost $5,852,167,743)	$ 5,106,543,632
SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 1.9%
$ 97,425,283	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $97,427,232; collateralized by U.S. Treasury Bond at 1.375%, maturing 11/15/2040, with a market value of $5,592,378, U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $93,781,466	$ 97,425,283

The accompanying notes are an integral part of these financial statements.
28

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.1% - (continued)
	Securities Lending Collateral - 0.2%
3,094,763	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(5)		$ 3,094,763
7,507,258	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(5)		7,507,258
			10,602,021
	Total Short-Term Investments (cost $108,027,304)		$ 108,027,304
	Total Investments (cost $5,960,195,047)	99.7%	$ 5,214,570,936
	Other Assets and Liabilities	0.3%	16,112,699
	Total Net Assets	100.0%	$ 5,230,683,635
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $44,927,161, which represented 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $44,927,161 or 0.9% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	$ 8,964,002	$ 11,564,260
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	6,401,277
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	470,535	9,392,114	19,976,563
11/2013	Tory Burch LLC	171,581	13,447,917	6,985,061
			$ 40,296,765	$ 44,927,161

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
29

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 89,517,981	$ 89,517,981	$ —	$ —
Capital Goods	165,602,108	165,602,108	—	—
Commercial & Professional Services	145,555,368	145,555,368	—	—
Consumer Durables & Apparel	257,747,201	257,747,201	—	—
Consumer Services	194,567,678	194,567,678	—	—
Diversified Financials	51,383,162	51,383,162	—	—
Health Care Equipment & Services	311,478,858	311,478,858	—	—
Materials	67,690,272	67,690,272	—	—
Media & Entertainment	1,067,007,228	1,067,007,228	—	—
Pharmaceuticals, Biotechnology & Life Sciences	339,561,409	339,561,409	—	—
Real Estate	60,979,453	60,979,453	—	—
Retailing	601,593,036	594,607,975	—	6,985,061
Semiconductors & Semiconductor Equipment	361,815,944	361,815,944	—	—
Software & Services	1,132,353,587	1,132,353,587	—	—
Technology Hardware & Equipment	161,499,021	161,499,021	—	—
Transportation	60,249,226	60,249,226	—	—
Convertible Preferred Stocks	37,942,100	—	—	37,942,100
Short-Term Investments	108,027,304	10,602,021	97,425,283	—
Total	$ 5,214,570,936	$ 5,072,218,492	$ 97,425,283	$ 44,927,161

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
30

The Hartford Healthcare Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Biotechnology - 12.0%
403,646	89bio, Inc.*	$ 875,912
453,057	Abcam plc*	7,030,157
322,294	Alkermes plc*	9,298,182
36,198	Alnylam Pharmaceuticals, Inc.*	4,829,899
287,815	Amicus Therapeutics, Inc.*	2,037,730
80,290	Apellis Pharmaceuticals, Inc.*	3,495,024
12,030	Argenx SE ADR*	3,456,460
60,385	Ascendis Pharma A/S ADR*	5,511,339
48,979	Blueprint Medicines Corp.*	2,857,925
89,659	Celldex Therapeutics, Inc.*	2,739,082
1,072,300	Everest Medicines Ltd.*(1)	2,455,717
177,438	Exact Sciences Corp.*	9,767,962
20,750	Genmab A/S*	7,296,560
197,821	Genus plc	6,215,306
73,919	Horizon Therapeutics plc*	7,285,457
424,576	ImmunoGen, Inc.*	2,050,702
688,700	InnoCare Pharma Ltd.*(1)(2)	953,382
596,673	Ironwood Pharmaceuticals, Inc.*	7,160,076
36,070	Karuna Therapeutics, Inc.*	4,020,362
60,761	Kymera Therapeutics, Inc.*	1,904,857
111,275	Merus N.V.*	2,270,010
36,962	Mirati Therapeutics, Inc.*	2,283,882
49,555	Moderna, Inc.*	6,660,687
216,972	Myovant Sciences Ltd.*(2)	2,020,009
102,088	PTC Therapeutics, Inc.*	3,606,769
14,461	Regeneron Pharmaceuticals, Inc.*	9,531,390
24,409	Relay Therapeutics, Inc.*	581,666
100,762	Revolution Medicines, Inc.*	2,012,217
102,203	Sage Therapeutics, Inc.*	3,221,439
41,080	Sarepta Therapeutics, Inc.*	2,970,906
60,687	Seagen, Inc.*	7,950,604
54,429	Stoke Therapeutics, Inc.*	785,955
62,063	Ultragenyx Pharmaceutical, Inc.*	4,387,233
217,288	Veracyte, Inc.*	4,447,885
78,878	Vertex Pharmaceuticals, Inc.*	21,551,047
		165,523,790
	Consumer Finance - 0.1%
111,468	Orion Acquisition Corp.*	1,101,861
	Health Care Distributors - 1.1%
181,509	AdaptHealth Corp.*	2,297,904
441,956	Covetrus, Inc.*	6,098,993
205,142	Owens & Minor, Inc.	7,280,489
		15,677,386
	Health Care Equipment - 19.3%
253,606	Baxter International, Inc.	18,021,242
138,263	Becton Dickinson and Co.	34,177,231
971,317	Boston Scientific Corp.*	40,902,159
48,866	DexCom, Inc.*	19,965,670
59,560	DiaSorin S.p.A.	7,801,868
334,151	Edwards Lifesciences Corp.*	35,346,493
156,893	Glaukos Corp.*	7,419,470
168,865	Hologic, Inc.*	12,156,591
106,668	Inari Medical, Inc.*	8,608,108
60,033	Insulet Corp.*	14,347,287
307,324	Koninklijke Philips N.V.	8,030,720
560,317	Smith & Nephew plc	9,081,931
145,384	Stryker Corp.	35,075,344
49,325	Teleflex, Inc.	14,088,206
1,089,000	Venus MedTech Hangzhou, Inc. Class H*(1)(2)	1,999,192
		267,021,512
	Health Care Facilities - 2.7%
428,552	Cano Health, Inc.*	2,271,325
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Health Care Facilities - 2.7% - (continued)
183,708	Encompass Health Corp.	$ 12,644,622
107,466	HCA Healthcare, Inc.	23,056,830
		37,972,777
	Health Care Services - 1.9%
324,739	agilon health, Inc.*	5,770,612
49,548	Amedisys, Inc.*	6,324,802
56,852	Laboratory Corp. of America Holdings*	13,660,399
		25,755,813
	Health Care Supplies - 1.9%
38,927	Align Technology, Inc.*	11,285,327
2,695,498	ConvaTec Group plc(1)	7,130,370
68,293	Haemonetics Corp.*	3,460,406
49,628	Quidel Corp.*	4,993,569
		26,869,672
	Life & Health Insurance - 0.1%
224,610	Oscar Health, Inc. Class A*(2)	1,653,130
	Life Sciences Tools & Services - 10.8%
199,360	Agilent Technologies, Inc.	23,777,667
18,505	Bio-Techne Corp.	7,026,163
205,079	Danaher Corp.	51,501,489
56,235	Illumina, Inc.*	16,682,113
233,906	NanoString Technologies, Inc.*	4,392,755
262,722	NeoGenomics, Inc.*	2,482,723
41,756	Stevanato Group S.p.A.*	668,096
292,240	Syneos Health, Inc.*	21,359,821
14,572	Tecan Group AG	4,379,144
34,935	Waters Corp.*	10,586,004
440,915	WuXi AppTec Co., Ltd. Class H(1)	5,997,233
		148,853,208
	Managed Health Care - 17.7%
350,298	Centene Corp.*	28,216,504
2,377,116	Hapvida Participacoes e Investimentos S.A.(1)	4,216,731
112,040	Humana, Inc.	49,808,502
63,226	Molina Healthcare, Inc.*	19,818,190
280,997	UnitedHealth Group, Inc.	142,901,024
		244,960,951
	Pharmaceuticals - 31.3%
169,043	Aclaris Therapeutics, Inc.*	2,082,610
43,634	Arvinas, Inc.*	2,398,561
183,000	Astellas Pharma, Inc.	2,786,306
224,143	AstraZeneca plc ADR	14,883,095
883,388	Bristol-Myers Squibb Co.	66,492,615
383,400	Chugai Pharmaceutical Co., Ltd.	11,488,637
2,386,000	CSPC Pharmaceutical Group Ltd.	2,439,316
661,525	Daiichi Sankyo Co., Ltd.	16,656,468
145,795	Eisai Co., Ltd.	6,349,508
169,455	Elanco Animal Health, Inc.*	4,288,906
347,607	Eli Lilly & Co.	101,546,433
180,847	Hikma Pharmaceuticals plc	4,248,171
1,046,800	Hypera S.A.	7,923,069
156,692	Intra-Cellular Therapies, Inc.*	7,930,182
326,700	Kyowa Kirin Co., Ltd.	6,885,782
152,974	Novartis AG	13,518,197
282,845	Ono Pharmaceutical Co., Ltd.	7,266,441
2,017,490	Pfizer, Inc.	98,998,234
81,918	UCB S.A.	9,311,835
256,771	Zoetis, Inc.	45,512,660
		433,007,026
	Total Common Stocks (cost $1,155,327,067)	$ 1,368,397,126

The accompanying notes are an integral part of these financial statements.
31

The Hartford Healthcare Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.8%
$ 11,576,268	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $11,576,500; collateralized by U.S. Treasury Bond at 1.375%,maturing 11/15/2040, with a market value of $11,807,860		$ 11,576,268
	Securities Lending Collateral - 0.3%
1,029,691	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(3)		1,029,691
2,497,820	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(3)		2,497,820
			3,527,511
	Total Short-Term Investments (cost $15,103,779)		$ 15,103,779
	Total Investments (cost $1,170,430,846)	100.0%	$ 1,383,500,905
	Other Assets and Liabilities	(0.0)%	(403,992)
	Total Net Assets	100.0%	$ 1,383,096,913
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $22,752,625, representing 1.6% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
185,128	USD	24,155,440	JPY	SSG	05/06/2022	$ (1,041)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 165,523,790	$ 141,572,668	$ 23,951,122	$ —
Consumer Finance	1,101,861	1,101,861	—	—
Health Care Distributors	15,677,386	15,677,386	—	—
Health Care Equipment	267,021,512	240,107,801	26,913,711	—
Health Care Facilities	37,972,777	37,972,777	—	—
Health Care Services	25,755,813	25,755,813	—	—
Health Care Supplies	26,869,672	19,739,302	7,130,370	—
Life & Health Insurance	1,653,130	1,653,130	—	—
Life Sciences Tools & Services	148,853,208	138,476,831	10,376,377	—
Managed Health Care	244,960,951	244,960,951	—	—
Pharmaceuticals	433,007,026	352,056,365	80,950,661	—
Short-Term Investments	15,103,779	3,527,511	11,576,268	—
Total	$ 1,383,500,905	$ 1,222,602,396	$ 160,898,509	$ —
Liabilities
Foreign Currency Contracts(2)	$ (1,041)	$ —	$ (1,041)	$ —
Total	$ (1,041)	$ —	$ (1,041)	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
32

The Hartford MidCap Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Automobiles & Components - 0.1%
5,858,588	Arrival S.A.*(1)	$ 11,307,075
	Banks - 5.7%
717,584	Cullen/Frost Bankers, Inc.	94,929,187
167,516	First Citizens BancShares, Inc. Class A	107,106,380
726,494	First Republic Bank	108,407,435
794,984	M&T Bank Corp.	132,476,134
1,256,589	Prosperity Bancshares, Inc.	82,155,789
		525,074,925
	Capital Goods - 10.7%
742,337	Axon Enterprise, Inc.*	83,290,211
1,113,333	Builders FirstSource, Inc.*	68,547,913
802,413	Graco, Inc.	49,765,654
789,876	IDEX Corp.	149,934,262
3,737,909	Ingersoll Rand, Inc.	164,318,480
490,551	Lennox International, Inc.	104,580,568
858,471	Lincoln Electric Holdings, Inc.	115,661,798
379,408	Middleby Corp.*	58,387,097
281,757	Watsco, Inc.	75,167,133
1,206,407	Westinghouse Air Brake Technologies Corp.	108,468,053
		978,121,169
	Commercial & Professional Services - 3.5%
5,930,065	Dun & Bradstreet Holdings, Inc.*	93,635,726
2,530,223	GFL Environmental, Inc.	76,235,619
424,037	Robert Half International, Inc.	41,687,078
691,654	Science Applications International Corp.	57,566,363
544,789	TransUnion	47,679,933
		316,804,719
	Consumer Durables & Apparel - 5.2%
1,125,210	Carter's, Inc.	94,787,690
39,197	NVR, Inc.*	171,534,303
5,435,288	Under Armour, Inc. Class C*	77,126,737
3,356,202	Vizio Holding Corp. Class A*(1)	24,298,903
2,172,699	YETI Holdings, Inc.*	106,179,800
		473,927,433
	Consumer Services - 2.4%
1,115,012	Choice Hotels International, Inc.	156,614,586
660,447	Hyatt Hotels Corp. Class A*	62,716,047
		219,330,633
	Diversified Financials - 2.4%
347,566	Credit Acceptance Corp.*(1)	178,127,575
636,717	Hamilton Lane, Inc. Class A	43,666,052
		221,793,627
	Energy - 2.4%
1,938,965	Coterra Energy, Inc.	55,822,802
2,212,501	Marathon Oil Corp.	55,135,525
1,451,961	Targa Resources Corp.	106,588,457
		217,546,784
	Food, Beverage & Tobacco - 1.3%
1,828,136	Lamb Weston Holdings, Inc.	120,839,790
	Health Care Equipment & Services - 5.4%
1,067,386	Inari Medical, Inc.*	86,138,050
205,335	Insulet Corp.*	49,073,012
2,114,238	Integra LifeSciences Holdings Corp.*	129,306,796
234,479	Molina Healthcare, Inc.*	73,497,443
619,037	Nevro Corp.*	38,188,392
397,999	Teleflex, Inc.	113,676,474
		489,880,167
	Insurance - 5.2%
1,762,422	Fidelity National Financial, Inc.	70,179,644
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Insurance - 5.2% - (continued)
827,893	Globe Life, Inc.	$ 81,199,745
123,238	Markel Corp.*	166,775,521
70,403	White Mountains Insurance Group Ltd.	73,783,752
1,195,078	WR Berkley Corp.	79,460,736
		471,399,398
	Materials - 5.0%
6,111,186	Element Solutions, Inc.	126,012,655
649,647	FMC Corp.	86,104,214
2,135,776	Silgan Holdings, Inc.	94,764,381
1,770,549	Steel Dynamics, Inc.	151,824,577
		458,705,827
	Media & Entertainment - 2.8%
104,478	Cable One, Inc.	121,842,243
2,700,169	Cargurus, Inc.*	88,241,523
499,141	Roku, Inc.*	46,370,199
		256,453,965
	Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
311,248	Alnylam Pharmaceuticals, Inc.*	41,529,821
2,329,182	Apellis Pharmaceuticals, Inc.*	101,389,292
116,255	Bio-Techne Corp.	44,140,861
1,552,167	Exact Sciences Corp.*	85,446,793
501,816	ICON plc ADR*	113,515,797
5,812,814	Iovance Biotherapeutics, Inc.*	88,064,132
1,196,675	Jazz Pharmaceuticals plc*	191,731,269
2,345,662	PTC Therapeutics, Inc.*	82,872,238
1,583,365	Reata Pharmaceuticals, Inc. Class A*(2)	40,185,804
2,403,116	Sage Therapeutics, Inc.*	75,746,216
1,126,884	Syneos Health, Inc.*	82,363,952
1,288,132	Ultragenyx Pharmaceutical, Inc.*	91,058,051
693,473	United Therapeutics Corp.*	123,133,066
		1,161,177,292
	Real Estate - 3.4%
638,244	Life Storage, Inc. REIT	84,560,948
273,805	PS Business Parks, Inc. REIT	51,256,296
1,521,610	Redfin Corp.*(1)	16,965,951
1,086,879	Rexford Industrial Realty, Inc. REIT	84,820,037
2,587,665	STORE Capital Corp. REIT	73,567,316
		311,170,548
	Retailing - 2.4%
973,641	CarMax, Inc.*	83,518,925
1,759,623	Chewy, Inc. Class A*(1)	51,134,644
895,662	Etsy, Inc.*	83,466,742
		218,120,311
	Semiconductors & Semiconductor Equipment - 2.5%
1,106,353	MKS Instruments, Inc.	126,102,115
665,090	Synaptics, Inc.*	98,725,960
		224,828,075
	Software & Services - 11.7%
698,724	Black Knight, Inc.*	45,969,052
2,094,976	Digital Turbine, Inc.*	66,305,990
98,171	Fair Isaac Corp.*	36,667,850
4,546,691	Genpact Ltd.	183,095,247
990,612	Guidewire Software, Inc.*	86,123,807
3,298,561	Informatica, Inc. Class A*(1)	64,189,997
1,492,741	LiveRamp Holdings, Inc.*	46,752,648
663,772	Nuvei Corp.*(3)	37,111,493
2,423,600	Olo, Inc. Class A*	25,908,284
1,071,357	Q2 Holdings, Inc.*	55,421,298
1,660,676	Shift4 Payments, Inc. Class A*	87,119,063

The accompanying notes are an integral part of these financial statements.
33

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.0% - (continued)
	Software & Services - 11.7% - (continued)
3,049,543	Teradata Corp.*		$ 126,098,603
1,257,147	WEX, Inc.*		208,988,117
			1,069,751,449
	Technology Hardware & Equipment - 8.9%
528,297	CDW Corp.		86,207,504
9,354,779	CommScope Holding Co., Inc.*		56,409,317
974,011	F5, Inc.*		163,059,181
9,592,561	Flex Ltd.*		158,181,331
3,082,512	II-VI, Inc.*		188,680,560
1,997,094	Lumentum Holdings, Inc.*		162,184,004
			814,721,897
	Transportation - 3.5%
186,149	AMERCO		99,679,066
41,019	CH Robinson Worldwide, Inc.		4,354,167
365,679	Expeditors International of Washington, Inc.		36,227,818
563,241	J.B. Hunt Transport Services, Inc.		96,229,725
1,737,484	Knight-Swift Transportation Holdings, Inc.		83,208,109
			319,698,885
	Utilities - 2.8%
1,052,063	Black Hills Corp.		77,053,094
1,655,787	NiSource, Inc.		48,216,517
3,810,106	UGI Corp.		130,686,636
			255,956,247
	Total Common Stocks (cost $7,662,409,207)		$ 9,136,610,216
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.1%
$ 4,374,897	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $4,374,985; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $4,462,478		$ 4,374,897
	Securities Lending Collateral - 1.0%
27,572,843	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(4)		27,572,843
66,886,041	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(4)		66,886,041
			94,458,884
	Total Short-Term Investments (cost $98,833,781)		$ 98,833,781
	Total Investments (cost $7,761,242,988)	101.1%	$ 9,235,443,997
	Other Assets and Liabilities	(1.1)%	(104,100,775)
	Total Net Assets	100.0%	$ 9,131,343,222
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of this security was $37,111,493, representing 0.4% of net assets.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
34

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 11,307,075	$ 11,307,075	$ —	$ —
Banks	525,074,925	525,074,925	—	—
Capital Goods	978,121,169	978,121,169	—	—
Commercial & Professional Services	316,804,719	316,804,719	—	—
Consumer Durables & Apparel	473,927,433	473,927,433	—	—
Consumer Services	219,330,633	219,330,633	—	—
Diversified Financials	221,793,627	221,793,627	—	—
Energy	217,546,784	217,546,784	—	—
Food, Beverage & Tobacco	120,839,790	120,839,790	—	—
Health Care Equipment & Services	489,880,167	489,880,167	—	—
Insurance	471,399,398	471,399,398	—	—
Materials	458,705,827	458,705,827	—	—
Media & Entertainment	256,453,965	256,453,965	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,161,177,292	1,161,177,292	—	—
Real Estate	311,170,548	311,170,548	—	—
Retailing	218,120,311	218,120,311	—	—
Semiconductors & Semiconductor Equipment	224,828,075	224,828,075	—	—
Software & Services	1,069,751,449	1,069,751,449	—	—
Technology Hardware & Equipment	814,721,897	814,721,897	—	—
Transportation	319,698,885	319,698,885	—	—
Utilities	255,956,247	255,956,247	—	—
Short-Term Investments	98,833,781	94,458,884	4,374,897	—
Total	$ 9,235,443,997	$ 9,231,069,100	$ 4,374,897	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
35

The Hartford MidCap Value Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Automobiles & Components - 2.5%
295,126	Ford Motor Co.	$ 4,178,984
309,171	Gentex Corp.	9,074,169
88,535	Visteon Corp.*	9,270,500
		22,523,653
	Banks - 7.5%
445,727	Cadence Bank	11,161,004
88,370	M&T Bank Corp.	14,725,977
134,314	SouthState Corp.	10,401,276
233,129	Synovus Financial Corp.	9,684,178
165,634	Western Alliance Bancorp	12,606,404
142,986	Zions Bancorp NA	8,080,139
		66,658,978
	Capital Goods - 15.2%
315,111	AerCap Holdings N.V.*	14,718,835
223,515	Builders FirstSource, Inc.*	13,761,819
101,776	Esab Corp.*	4,783,472
406,885	Howmet Aerospace, Inc.	13,882,916
275,442	Ingersoll Rand, Inc.	12,108,430
204,419	JELD-WEN Holding, Inc.*	4,249,871
205,400	Johnson Controls International plc	12,297,298
59,334	L3Harris Technologies, Inc.	13,780,915
82,814	Middleby Corp.*	12,744,246
62,753	Regal-Beloit Corp.	7,984,692
304,644	Spirit AeroSystems Holdings, Inc. Class A	12,807,234
142,255	Westinghouse Air Brake Technologies Corp.	12,790,147
		135,909,875
	Commercial & Professional Services - 3.4%
133,578	Clean Harbors, Inc.*	14,016,340
160,426	Leidos Holdings, Inc.	16,605,695
		30,622,035
	Consumer Durables & Apparel - 1.6%
89,472	Columbia Sportswear Co.	7,351,019
166,981	Steven Madden Ltd.	6,856,240
		14,207,259
	Consumer Services - 1.8%
255,681	Six Flags Entertainment Corp.*	9,784,912
74,709	Wyndham Hotels & Resorts, Inc.	6,571,404
		16,356,316
	Diversified Financials - 1.5%
211,379	Voya Financial, Inc.	13,346,470
	Energy - 5.9%
667,536	Coterra Energy, Inc.	19,218,362
257,737	Delek U.S. Holdings, Inc.*	6,237,235
73,080	Diamondback Energy, Inc.	9,224,888
734,725	Marathon Oil Corp.	18,309,347
		52,989,832
	Food & Staples Retailing - 1.3%
308,036	U.S. Foods Holding Corp.*	11,588,314
	Food, Beverage & Tobacco - 1.3%
307,966	Keurig Dr Pepper, Inc.	11,517,928
	Health Care Equipment & Services - 9.6%
79,976	Acadia Healthcare Co., Inc.*	5,428,771
271,710	Centene Corp.*	21,886,241
282,722	Encompass Health Corp.	19,459,755
73,699	Enovis Corp.*	4,780,854
153,790	Haemonetics Corp.*	7,792,539
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Health Care Equipment & Services - 9.6% - (continued)
250,702	Integra LifeSciences Holdings Corp.*	$ 15,332,934
34,208	Molina Healthcare, Inc.*	10,722,498
		85,403,592
	Insurance - 9.5%
3,344,105	Aegon N.V. ADR	17,188,700
15,519	Alleghany Corp.*	12,981,643
114,238	Arthur J Gallagher & Co.	19,247,961
59,013	Assurant, Inc.	10,733,284
93,983	Hanover Insurance Group, Inc.	13,798,584
233,811	Kemper Corp.	10,792,716
		84,742,888
	Materials - 4.1%
81,691	Celanese Corp.	12,003,676
86,771	FMC Corp.	11,500,628
67,542	Reliance Steel & Aluminum Co.	13,390,201
		36,894,505
	Media & Entertainment - 3.4%
297,338	Cargurus, Inc.*	9,717,006
112,729	Electronic Arts, Inc.	13,307,658
102,466	Omnicom Group, Inc.	7,800,737
		30,825,401
	Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
183,239	Syneos Health, Inc.*	13,392,939
	Real Estate - 10.1%
294,635	Americold Realty Trust REIT	7,772,471
331,404	Essential Properties Realty Trust, Inc. REIT	7,953,696
334,632	Gaming and Leisure Properties, Inc. REIT	14,850,968
776,054	Host Hotels & Resorts, Inc. REIT	15,792,699
154,895	Ryman Hospitality Properties, Inc. REIT*	14,479,585
319,477	Welltower, Inc. REIT	29,011,706
		89,861,125
	Retailing - 3.6%
72,571	CarMax, Inc.*	6,225,140
95,806	Dollar Tree, Inc.*	15,563,685
101,063	Ross Stores, Inc.	10,083,056
		31,871,881
	Semiconductors & Semiconductor Equipment - 2.9%
98,933	Cirrus Logic, Inc.*	7,499,121
84,958	MKS Instruments, Inc.	9,683,513
75,816	Qorvo, Inc.*	8,626,345
		25,808,979
	Software & Services - 1.3%
47,640	FleetCor Technologies, Inc.*	11,887,133
	Technology Hardware & Equipment - 3.8%
50,346	F5, Inc.*	8,428,424
65,129	II-VI, Inc.*	3,986,546
156,583	Lumentum Holdings, Inc.*	12,716,106
172,075	Western Digital Corp.*	9,132,020
		34,263,096
	Transportation - 0.7%
534,248	JetBlue Airways Corp.*	5,882,070
	Utilities - 5.7%
219,891	Alliant Energy Corp.	12,931,790
177,863	Evergy, Inc.	12,068,005

The accompanying notes are an integral part of these financial statements.
36

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Utilities - 5.7% - (continued)
194,244	Portland General Electric Co.		$ 9,193,568
104,219	Sempra Energy		16,816,778
			51,010,141
	Total Common Stocks (cost $737,586,403)		$ 877,564,410
SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 2.8%
$ 24,658,339	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $24,658,832; collateralized by U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $25,151,535		$ 24,658,339
	Total Short-Term Investments (cost $24,658,339)		$ 24,658,339
	Total Investments (cost $762,244,742)	101.0%	$ 902,222,749
	Other Assets and Liabilities	(1.0)%	(8,842,397)
	Total Net Assets	100.0%	$ 893,380,352
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 22,523,653	$ 22,523,653	$ —	$ —
Banks	66,658,978	66,658,978	—	—
Capital Goods	135,909,875	135,909,875	—	—
Commercial & Professional Services	30,622,035	30,622,035	—	—
Consumer Durables & Apparel	14,207,259	14,207,259	—	—
Consumer Services	16,356,316	16,356,316	—	—
Diversified Financials	13,346,470	13,346,470	—	—
Energy	52,989,832	52,989,832	—	—
Food & Staples Retailing	11,588,314	11,588,314	—	—
Food, Beverage & Tobacco	11,517,928	11,517,928	—	—
Health Care Equipment & Services	85,403,592	85,403,592	—	—
Insurance	84,742,888	84,742,888	—	—
Materials	36,894,505	36,894,505	—	—
Media & Entertainment	30,825,401	30,825,401	—	—
Pharmaceuticals, Biotechnology & Life Sciences	13,392,939	13,392,939	—	—
Real Estate	89,861,125	89,861,125	—	—
Retailing	31,871,881	31,871,881	—	—
Semiconductors & Semiconductor Equipment	25,808,979	25,808,979	—	—
Software & Services	11,887,133	11,887,133	—	—
Technology Hardware & Equipment	34,263,096	34,263,096	—	—
Transportation	5,882,070	5,882,070	—	—
Utilities	51,010,141	51,010,141	—	—
Short-Term Investments	24,658,339	—	24,658,339	—
Total	$ 902,222,749	$ 877,564,410	$ 24,658,339	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
37

Hartford Quality Value Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Banks - 8.9%
177,992	Bank of America Corp.	$ 6,350,755
43,695	Bank of Nova Scotia	2,766,767
68,318	JP Morgan Chase & Co.	8,154,436
27,115	PNC Financial Services Group, Inc.	4,503,802
		21,775,760
	Capital Goods - 8.3%
20,220	Honeywell International, Inc.	3,912,772
74,188	Johnson Controls International plc	4,441,636
8,513	Lockheed Martin Corp.	3,678,638
21,686	Otis Worldwide Corp.	1,579,608
33,851	Raytheon Technologies Corp.	3,212,798
38,650	Westinghouse Air Brake Technologies Corp.	3,475,022
		20,300,474
	Commercial & Professional Services - 1.1%
16,225	Waste Management, Inc.	2,668,039
	Consumer Services - 3.3%
22,378	Hilton Worldwide Holdings, Inc.*	3,475,080
18,216	McDonald's Corp.	4,538,698
		8,013,778
	Diversified Financials - 3.0%
29,205	American Express Co.	5,102,406
34,237	Charles Schwab Corp.	2,270,940
		7,373,346
	Energy - 5.1%
37,960	Chevron Corp.	5,947,193
27,113	EOG Resources, Inc.	3,165,714
69,102	TotalEnergies SE ADR	3,365,959
		12,478,866
	Food & Staples Retailing - 1.3%
38,699	Sysco Corp.	3,307,991
	Food, Beverage & Tobacco - 4.5%
43,566	Coca-Cola Co.	2,814,799
63,608	Mondelez International, Inc. Class A	4,101,444
42,175	Philip Morris International, Inc.	4,217,500
		11,133,743
	Health Care Equipment & Services - 10.8%
10,145	Anthem, Inc.	5,092,080
29,429	Baxter International, Inc.	2,091,225
18,518	Becton Dickinson and Co.	4,577,464
78,712	Koninklijke Philips N.V. ADR	2,029,195
43,921	Medtronic plc	4,583,596
15,946	UnitedHealth Group, Inc.	8,109,338
		26,482,898
	Household & Personal Products - 1.4%
45,353	Colgate-Palmolive Co.	3,494,449
	Insurance - 8.8%
62,869	American International Group, Inc.	3,678,465
25,236	Chubb Ltd.	5,209,972
21,097	Marsh & McLennan Cos., Inc.	3,411,385
40,733	MetLife, Inc.	2,675,344
53,845	Principal Financial Group, Inc.	3,668,998
27,381	Prudential Financial, Inc.	2,971,112
		21,615,276
	Materials - 3.8%
22,012	Celanese Corp.	3,234,443
26,818	FMC Corp.	3,554,458
20,257	PPG Industries, Inc.	2,592,693
		9,381,594
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Media & Entertainment - 2.8%
100,257	Comcast Corp. Class A	$ 3,986,218
39,208	Omnicom Group, Inc.	2,984,905
		6,971,123
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
65,817	AstraZeneca plc ADR	4,370,249
48,119	Merck & Co., Inc.	4,267,674
32,275	Novartis AG ADR	2,841,168
133,132	Pfizer, Inc.	6,532,787
		18,011,878
	Real Estate - 4.4%
10,414	American Tower Corp. REIT	2,509,982
140,567	Host Hotels & Resorts, Inc. REIT	2,860,539
7,462	Public Storage REIT	2,772,133
87,170	VICI Properties, Inc. REIT	2,598,538
		10,741,192
	Retailing - 2.9%
571,800	Allstar Co.*(1)(2)(3)	—
12,083	Lowe's Cos., Inc.	2,389,171
10,103	Target Corp.	2,310,051
40,463	TJX Cos., Inc.	2,479,573
		7,178,795
	Semiconductors & Semiconductor Equipment - 3.9%
4,087	Broadcom, Inc.	2,265,792
58,082	Intel Corp.	2,531,794
27,450	Texas Instruments, Inc.	4,673,363
		9,470,949
	Software & Services - 4.6%
10,572	Accenture plc Class A	3,175,406
47,031	Cognizant Technology Solutions Corp. Class A	3,804,808
44,015	Fidelity National Information Services, Inc.	4,364,087
		11,344,301
	Technology Hardware & Equipment - 1.6%
77,964	Cisco Systems, Inc.	3,818,677
	Telecommunication Services - 2.0%
105,768	Verizon Communications, Inc.	4,897,058
	Transportation - 1.6%
86,947	Southwest Airlines Co.*	4,062,164
	Utilities - 5.3%
42,777	Dominion Energy, Inc.	3,492,314
26,537	Duke Energy Corp.	2,923,316
27,125	Eversource Energy	2,370,725
25,692	Sempra Energy	4,145,661
		12,932,016
	Total Common Stocks (cost $189,839,573)	$ 237,454,367

The accompanying notes are an integral part of these financial statements.
38

Hartford Quality Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.5%
	Repurchase Agreements - 2.5%
$ 6,041,343	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $6,041,464; collateralized by U.S. Treasury Bond at 1.125%, maturing 05/15/2040, with a market value of $4,018,033, U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $2,144,176		$ 6,041,343
	Total Short-Term Investments (cost $6,041,343)		$ 6,041,343
	Total Investments (cost $195,880,916)	99.2%	$ 243,495,710
	Other Assets and Liabilities	0.8%	1,909,346
	Total Net Assets	100.0%	$ 245,405,056
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	571,800	$ —	$ —

(3)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
39

Hartford Quality Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 21,775,760	$ 21,775,760	$ —	$ —
Capital Goods	20,300,474	20,300,474	—	—
Commercial & Professional Services	2,668,039	2,668,039	—	—
Consumer Services	8,013,778	8,013,778	—	—
Diversified Financials	7,373,346	7,373,346	—	—
Energy	12,478,866	12,478,866	—	—
Food & Staples Retailing	3,307,991	3,307,991	—	—
Food, Beverage & Tobacco	11,133,743	11,133,743	—	—
Health Care Equipment & Services	26,482,898	26,482,898	—	—
Household & Personal Products	3,494,449	3,494,449	—	—
Insurance	21,615,276	21,615,276	—	—
Materials	9,381,594	9,381,594	—	—
Media & Entertainment	6,971,123	6,971,123	—	—
Pharmaceuticals, Biotechnology & Life Sciences	18,011,878	18,011,878	—	—
Real Estate	10,741,192	10,741,192	—	—
Retailing	7,178,795	7,178,795	—	—
Semiconductors & Semiconductor Equipment	9,470,949	9,470,949	—	—
Software & Services	11,344,301	11,344,301	—	—
Technology Hardware & Equipment	3,818,677	3,818,677	—	—
Telecommunication Services	4,897,058	4,897,058	—	—
Transportation	4,062,164	4,062,164	—	—
Utilities	12,932,016	12,932,016	—	—
Short-Term Investments	6,041,343	—	6,041,343	—
Total	$ 243,495,710	$ 237,454,367	$ 6,041,343	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
40

The Hartford Small Cap Growth Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 2.4%
62,949	Fox Factory Holding Corp.*	$ 5,154,264
76,588	Patrick Industries, Inc.	4,767,603
58,132	Thor Industries, Inc.	4,450,005
		14,371,872
	Banks - 2.8%
357,819	MGIC Investment Corp.	4,673,116
105,082	Synovus Financial Corp.	4,365,106
60,359	Triumph Bancorp, Inc.*	4,191,329
43,739	Western Alliance Bancorp	3,328,976
		16,558,527
	Capital Goods - 11.0%
79,423	Altra Industrial Motion Corp.	3,097,497
75,175	Applied Industrial Technologies, Inc.	7,870,071
49,770	Armstrong World Industries, Inc.	4,213,528
34,813	Boise Cascade Co.	2,631,167
45,755	Chart Industries, Inc.*	7,724,359
35,129	Curtiss-Wright Corp.	5,020,285
173,793	Hydrofarm Holdings Group, Inc.*	1,659,723
61,589	ITT, Inc.	4,324,780
56,858	John Bean Technologies Corp.	6,702,990
93,746	SPX Corp.*	3,927,957
316,813	WillScot Mobile Mini Holdings Corp.*	11,120,136
227,531	Zurn Water Solutions Corp.	7,103,518
		65,396,011
	Commercial & Professional Services - 6.9%
79,775	ASGN, Inc.*	9,050,474
26,991	CACI International, Inc. Class A*	7,160,712
55,697	Casella Waste Systems, Inc. Class A*	4,580,521
34,344	Clean Harbors, Inc.*	3,603,716
45,363	Exponent, Inc.	4,346,229
54,335	Insperity, Inc.	5,762,227
48,428	Tetra Tech, Inc.	6,745,052
		41,248,931
	Consumer Durables & Apparel - 4.0%
62,575	Crocs, Inc.*	4,156,857
15,127	Deckers Outdoor Corp.*	4,020,000
51,979	PVH Corp.	3,783,032
27,086	TopBuild Corp.*	4,906,358
266,973	Under Armour, Inc. Class C*	3,788,347
59,843	YETI Holdings, Inc.*	2,924,527
		23,579,121
	Consumer Services - 5.5%
144,850	BJ's Restaurants, Inc.*	4,025,382
26,735	Churchill Downs, Inc.	5,425,601
329,919	GAN Ltd.*	1,230,598
306,073	Mister Car Wash, Inc.*	4,407,451
92,275	Penn National Gaming, Inc.*	3,374,497
99,721	Texas Roadhouse, Inc.	8,210,030
62,336	Wingstop, Inc.	5,719,951
		32,393,510
	Diversified Financials - 1.7%
110,368	OneMain Holdings, Inc.	5,069,202
77,342	Stifel Financial Corp.	4,783,603
		9,852,805
	Energy - 2.4%
232,919	Magnolia Oil & Gas Corp. Class A	5,413,037
105,419	Ovintiv, Inc.	5,396,399
46,243	PDC Energy, Inc.	3,224,987
		14,034,423
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Food & Staples Retailing - 1.4%
173,879	Performance Food Group Co.*	$ 8,563,541
	Food, Beverage & Tobacco - 3.5%
6,576	Boston Beer Co., Inc. Class A*	2,466,000
49,687	Freshpet, Inc.*	4,638,281
33,027	Lancaster Colony Corp.	5,125,130
103,694	Simply Good Foods Co.*	4,318,855
286,778	Sovos Brands, Inc.*	4,330,348
		20,878,614
	Health Care Equipment & Services - 10.7%
16,751	Amedisys, Inc.*	2,138,265
55,970	AtriCure, Inc.*	2,906,522
165,659	Covetrus, Inc.*	2,286,094
69,076	Glaukos Corp.*	3,266,604
80,372	Globus Medical, Inc. Class A*	5,322,234
108,082	Health Catalyst, Inc.*	1,798,484
48,774	Inari Medical, Inc.*	3,936,062
91,157	Integra LifeSciences Holdings Corp.*	5,575,162
40,014	LHC Group, Inc.*	6,636,322
19,363	ModivCare, Inc.*	2,013,171
38,745	Nevro Corp.*	2,390,179
53,752	Omnicell, Inc.*	5,868,106
158,244	Owens & Minor, Inc.	5,616,080
416,423	R1 RCM, Inc.*	9,377,846
42,816	Tandem Diabetes Care, Inc.*	4,130,888
		63,262,019
	Household & Personal Products - 0.5%
211,685	Beauty Health Co.*	2,773,074
	Insurance - 0.4%
96,855	James River Group Holdings Ltd.	2,296,432
	Materials - 2.8%
217,603	Axalta Coating Systems Ltd.*	5,520,588
38,441	Ingevity Corp.*	2,302,616
174,160	Livent Corp.*	3,720,057
42,492	Louisiana-Pacific Corp.	2,741,584
162,838	Ranpak Holdings Corp.*	2,455,597
		16,740,442
	Media & Entertainment - 2.1%
129,236	Bumble, Inc. Class A*	3,100,372
90,817	Cardlytics, Inc.*	3,099,584
71,837	Ziff Davis, Inc.*(1)	6,347,517
		12,547,473
	Pharmaceuticals, Biotechnology & Life Sciences - 11.0%
193,455	Aclaris Therapeutics, Inc.*	2,383,366
147,841	Akero Therapeutics, Inc.*	1,550,852
58,504	ALX Oncology Holdings, Inc.*	747,681
82,266	Apellis Pharmaceuticals, Inc.*	3,581,039
27,731	Arrowhead Pharmaceuticals, Inc.*	1,140,021
59,193	Arvinas, Inc.*	3,253,839
101,452	Avidity Biosciences, Inc.*	1,450,764
22,627	Biohaven Pharmaceutical Holding Co., Ltd.*	2,017,650
59,850	Blueprint Medicines Corp.*	3,492,247
123,025	Celldex Therapeutics, Inc.*	3,758,414
121,332	Cytokinetics, Inc.*	4,837,507
30,333	Fate Therapeutics, Inc.*	866,310
17,800	Harmony Biosciences Holdings, Inc.*	801,712
226,798	Heron Therapeutics, Inc.*(1)	1,025,127
416,527	ImmunoGen, Inc.*	2,011,825
35,759	Intellia Therapeutics, Inc.*	1,753,264
127,383	KalVista Pharmaceuticals, Inc.*	1,621,586
66,013	Kymera Therapeutics, Inc.*	2,069,507

The accompanying notes are an integral part of these financial statements.
41

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 11.0% - (continued)
19,639	Mirati Therapeutics, Inc.*	$ 1,213,494
57,846	Morphic Holding, Inc.*	1,753,312
96,080	NanoString Technologies, Inc.*	1,804,382
21,264	Neurocrine Biosciences, Inc.*	1,914,398
55,745	Pacira BioSciences, Inc.*	4,156,905
100,001	PTC Therapeutics, Inc.*	3,533,035
96,496	Revolution Medicines, Inc.*	1,927,025
99,175	Stoke Therapeutics, Inc.*	1,432,087
146,301	Syndax Pharmaceuticals, Inc.*	2,453,468
47,853	Turning Point Therapeutics, Inc.*	1,408,792
31,040	Ultragenyx Pharmaceutical, Inc.*	2,194,218
11,016	United Therapeutics Corp.*	1,956,001
67,410	Veracyte, Inc.*	1,379,883
		65,489,711
	Real Estate - 5.6%
211,903	Essential Properties Realty Trust, Inc. REIT	5,085,672
256,701	Independence Realty Trust, Inc. REIT	6,997,669
121,342	Phillips Edison & Co., Inc. REIT	4,108,640
35,514	PS Business Parks, Inc. REIT	6,648,221
50,539	Rexford Industrial Realty, Inc. REIT	3,944,064
70,474	Ryman Hospitality Properties, Inc. REIT*	6,587,909
		33,372,175
	Retailing - 1.5%
94,899	Ollie's Bargain Outlet Holdings, Inc.*	4,559,897
57,576	Shutterstock, Inc.	4,359,655
		8,919,552
	Semiconductors & Semiconductor Equipment - 4.7%
84,340	Axcelis Technologies, Inc.*	4,592,313
50,905	Cirrus Logic, Inc.*	3,858,599
121,111	Lattice Semiconductor Corp.*	5,818,172
18,606	MKS Instruments, Inc.	2,120,712
83,275	Power Integrations, Inc.	6,662,000
32,657	Synaptics, Inc.*	4,847,605
		27,899,401
	Software & Services - 15.4%
67,449	Alarm.com Holdings, Inc.*	4,119,785
71,047	Blackbaud, Inc.*	4,121,437
46,214	Concentrix Corp.	7,277,781
44,305	Consensus Cloud Solutions, Inc.*	2,335,760
111,234	Digital Turbine, Inc.*	3,520,556
86,326	DigitalOcean Holdings, Inc.*	3,403,834
49,535	ExlService Holdings, Inc.*	6,744,190
27,533	Five9, Inc.*	3,031,383
61,386	LiveRamp Holdings, Inc.*	1,922,610
42,684	Manhattan Associates, Inc.*	5,572,396
223,974	Olo, Inc. Class A*	2,394,282
75,007	Perficient, Inc.*	7,456,446
48,764	Q2 Holdings, Inc.*	2,522,562
75,072	Rapid7, Inc.*	7,170,877
280,576	Repay Holdings Corp.*	3,754,107
82,632	Shift4 Payments, Inc. Class A*	4,334,875
65,148	Sprout Social, Inc. Class A*	3,992,269
137,253	Varonis Systems, Inc.*	5,929,330
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 15.4% - (continued)
129,140	Veritone, Inc.*(1)		$ 1,398,586
454,209	Verra Mobility Corp.*		6,372,552
38,846	Workiva, Inc.*		3,749,027
			91,124,645
	Technology Hardware & Equipment - 3.4%
44,690	Fabrinet *		4,388,111
97,733	II-VI, Inc.*(1)		5,982,237
51,378	Insight Enterprises, Inc.*		5,105,432
61,191	Lumentum Holdings, Inc.*		4,969,321
			20,445,101
	Total Common Stocks (cost $523,092,365)		$ 591,747,380
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.4%
$ 2,080,061	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $2,080,103; collateralized by U.S. Treasury Bond at 4.500%, maturing 05/15/2038, with a market value of $2,121,675		$ 2,080,061
	Securities Lending Collateral - 0.4%
775,965	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(2)		775,965
1,882,333	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(2)		1,882,333
			2,658,298
	Total Short-Term Investments (cost $4,738,359)		$ 4,738,359
	Total Investments (cost $527,830,724)	100.5%	$ 596,485,739
	Other Assets and Liabilities	(0.5)%	(2,862,008)
	Total Net Assets	100.0%	$ 593,623,731
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
42

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 14,371,872	$ 14,371,872	$ —	$ —
Banks	16,558,527	16,558,527	—	—
Capital Goods	65,396,011	65,396,011	—	—
Commercial & Professional Services	41,248,931	41,248,931	—	—
Consumer Durables & Apparel	23,579,121	23,579,121	—	—
Consumer Services	32,393,510	32,393,510	—	—
Diversified Financials	9,852,805	9,852,805	—	—
Energy	14,034,423	14,034,423	—	—
Food & Staples Retailing	8,563,541	8,563,541	—	—
Food, Beverage & Tobacco	20,878,614	20,878,614	—	—
Health Care Equipment & Services	63,262,019	63,262,019	—	—
Household & Personal Products	2,773,074	2,773,074	—	—
Insurance	2,296,432	2,296,432	—	—
Materials	16,740,442	16,740,442	—	—
Media & Entertainment	12,547,473	12,547,473	—	—
Pharmaceuticals, Biotechnology & Life Sciences	65,489,711	65,489,711	—	—
Real Estate	33,372,175	33,372,175	—	—
Retailing	8,919,552	8,919,552	—	—
Semiconductors & Semiconductor Equipment	27,899,401	27,899,401	—	—
Software & Services	91,124,645	91,124,645	—	—
Technology Hardware & Equipment	20,445,101	20,445,101	—	—
Short-Term Investments	4,738,359	2,658,298	2,080,061	—
Total	$ 596,485,739	$ 594,405,678	$ 2,080,061	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
43

Hartford Small Cap Value Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Banks - 19.7%
66,547	Bank OZK	$ 2,556,736
105,949	Berkshire Hills Bancorp, Inc.	2,621,178
99,985	Cadence Bank	2,503,624
25,003	Federal Agricultural Mortgage Corp. Class C	2,561,057
86,309	First Hawaiian, Inc.	2,037,756
89,273	First Interstate BancSystem, Inc. Class A	2,903,158
194,757	FNB Corp.	2,243,601
130,552	Home BancShares, Inc.	2,822,534
80,029	Pacific Premier Bancorp, Inc.	2,509,710
146,347	Radian Group, Inc.	3,130,362
65,344	Sandy Spring Bancorp, Inc.	2,566,059
		28,455,775
	Capital Goods - 10.2%
60,990	Air Lease Corp.	2,456,677
34,892	EnerSys	2,284,030
82,414	Kennametal, Inc.	2,120,512
33,538	McGrath Rent Corp.	2,799,082
80,860	nVent Electric plc	2,731,451
197,936	REV Group, Inc.	2,359,397
		14,751,149
	Commercial & Professional Services - 10.9%
193,253	BrightView Holdings, Inc.*	2,446,583
164,870	CoreCivic, Inc. REIT*	2,049,334
75,046	Deluxe Corp.	2,032,246
67,828	Herman Miller, Inc.	2,152,182
34,240	Kforce, Inc.	2,398,512
93,254	Loomis AB	2,323,492
28,941	Science Applications International Corp.	2,408,759
		15,811,108
	Consumer Durables & Apparel - 5.6%
26,929	Carter's, Inc.	2,268,499
44,715	Kontoor Brands, Inc.	1,776,527
52,427	Steven Madden Ltd.	2,152,652
28,920	Sturm Ruger & Co., Inc.	1,970,898
		8,168,576
	Consumer Services - 2.9%
67,205	Adtalem Global Education, Inc.*	1,969,779
85,401	H&R Block, Inc.	2,226,404
		4,196,183
	Diversified Financials - 8.1%
184,203	Greenhill & Co., Inc.	2,230,698
125,010	Navient Corp.	1,986,409
237,625	New Residential Investment Corp. REIT	2,471,300
64,699	PRA Group, Inc.*	2,719,299
87,863	PROG Holdings, Inc.*	2,325,734
		11,733,440
	Energy - 3.0%
115,329	ChampionX Corp.	2,433,442
92,109	DMC Global, Inc.*	1,841,259
		4,274,701
	Health Care Equipment & Services - 5.7%
151,867	NextGen Healthcare, Inc.*	2,862,693
52,699	NuVasive, Inc.*	2,710,837
73,392	Premier, Inc. Class A	2,657,524
		8,231,054
	Household & Personal Products - 4.6%
62,172	Edgewell Personal Care Co.	2,371,240
78,304	Energizer Holdings, Inc.	2,371,828
10,490	Medifast, Inc.	1,870,997
		6,614,065
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.5% - (continued)
	Insurance - 6.0%
45,460	Kemper Corp.		$ 2,098,434
349,567	Lancashire Holdings Ltd.		1,852,667
111,276	ProAssurance Corp.		2,734,051
313,759	Siriuspoint Ltd.*		1,970,406
			8,655,558
	Materials - 3.2%
37,118	Compass Minerals International, Inc.		2,194,787
97,591	Schweitzer-Mauduit International, Inc.		2,455,390
			4,650,177
	Real Estate - 3.5%
111,642	Pebblebrook Hotel Trust REIT		2,726,298
143,583	Piedmont Office Realty Trust, Inc. Class A, REIT		2,311,686
			5,037,984
	Retailing - 1.8%
58,141	Monro, Inc.		2,658,788
	Semiconductors & Semiconductor Equipment - 5.1%
74,294	Ichor Holdings Ltd.*		2,162,698
109,766	Rambus, Inc.*		2,734,271
32,013	Silicon Motion Technology Corp. ADR		2,430,747
			7,327,716
	Software & Services - 4.6%
43,799	CSG Systems International, Inc.		2,692,324
33,703	InterDigital, Inc.		1,916,016
132,721	Xperi Holding Corp.		2,070,448
			6,678,788
	Technology Hardware & Equipment - 1.9%
68,015	Plantronics, Inc.*		2,711,078
	Utilities - 1.7%
52,950	Portland General Electric Co.		2,506,123
	Total Common Stocks (cost $132,839,197)		$ 142,462,263
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 1.0%
$ 1,453,532	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $1,453,561 ; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $ 1,482,659		$ 1,453,532
	Total Short-Term Investments (cost $1,453,532)		$ 1,453,532
	Total Investments (cost $134,292,729)	99.5%	$ 143,915,795
	Other Assets and Liabilities	0.5%	655,764
	Total Net Assets	100.0%	$ 144,571,559
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.
44

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 28,455,775	$ 28,455,775	$ —	$ —
Capital Goods	14,751,149	14,751,149	—	—
Commercial & Professional Services	15,811,108	13,487,616	2,323,492	—
Consumer Durables & Apparel	8,168,576	8,168,576	—	—
Consumer Services	4,196,183	4,196,183	—	—
Diversified Financials	11,733,440	11,733,440	—	—
Energy	4,274,701	4,274,701	—	—
Health Care Equipment & Services	8,231,054	8,231,054	—	—
Household & Personal Products	6,614,065	6,614,065	—	—
Insurance	8,655,558	6,802,891	1,852,667	—
Materials	4,650,177	4,650,177	—	—
Real Estate	5,037,984	5,037,984	—	—
Retailing	2,658,788	2,658,788	—	—
Semiconductors & Semiconductor Equipment	7,327,716	7,327,716	—	—
Software & Services	6,678,788	6,678,788	—	—
Technology Hardware & Equipment	2,711,078	2,711,078	—	—
Utilities	2,506,123	2,506,123	—	—
Short-Term Investments	1,453,532	—	1,453,532	—
Total	$ 143,915,795	$ 138,286,104	$ 5,629,691	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
45

The Hartford Small Company Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.1%
	Banks - 1.7%
153,257	Ameris Bancorp	$ 6,390,817
136,520	Synovus Financial Corp.	5,671,041
		12,061,858
	Capital Goods - 14.3%
55,327	Acuity Brands, Inc.	9,542,801
201,070	Applied Industrial Technologies, Inc.	21,050,018
23,003	Chart Industries, Inc.*	3,883,367
79,285	Curtiss-Wright Corp.	11,330,619
99,706	Esab Corp.*	4,686,182
416,427	Fluor Corp.*	10,306,568
103,049	Helios Technologies, Inc.	6,922,832
107,713	Kornit Digital Ltd.*	7,162,915
77,543	Middleby Corp.*	11,933,092
71,363	WESCO International, Inc.*	8,796,204
185,079	Zurn Water Solutions Corp.	5,778,166
		101,392,764
	Commercial & Professional Services - 1.4%
112,201	TriNet Group, Inc.*	9,952,229
	Consumer Durables & Apparel - 2.2%
92,690	Crocs, Inc.*	6,157,397
178,541	Skyline Champion Corp.*	9,112,732
		15,270,129
	Consumer Services - 4.0%
129,161	Boyd Gaming Corp.	7,824,573
204,784	Chegg, Inc.*	5,066,356
477,750	Mister Car Wash, Inc.*	6,879,600
96,348	Wingstop, Inc.	8,840,893
		28,611,422
	Diversified Financials - 0.8%
147,940	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	5,916,121
	Energy - 4.7%
162,560	Cactus, Inc. Class A	8,116,621
166,819	Chesapeake Energy Corp.	13,682,494
388,724	Magnolia Oil & Gas Corp. Class A	9,033,946
39,334	PDC Energy, Inc.	2,743,153
		33,576,214
	Food, Beverage & Tobacco - 0.9%
65,789	Freshpet, Inc.*	6,141,403
	Health Care Equipment & Services - 11.9%
99,706	Enovis Corp.*	6,467,928
111,590	Globus Medical, Inc. Class A*	7,389,490
108,194	Health Catalyst, Inc.*	1,800,348
95,926	Inari Medical, Inc.*	7,741,228
74,464	Inspire Medical Systems, Inc.*	15,321,713
158,707	Integra LifeSciences Holdings Corp.*	9,706,520
65,669	LHC Group, Inc.*	10,891,204
182,661	Owens & Minor, Inc.	6,482,639
536,042	R1 RCM, Inc.*	12,071,666
62,638	Tandem Diabetes Care, Inc.*	6,043,314
		83,916,050
	Household & Personal Products - 1.1%
306,233	elf Beauty, Inc.*	7,450,649
	Materials - 1.8%
189,613	Cabot Corp.	12,486,016
	Media & Entertainment - 4.1%
105,902	Cardlytics, Inc.*	3,614,435
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.1% - (continued)
	Media & Entertainment - 4.1% - (continued)
383,917	Cargurus, Inc.*	$ 12,546,407
193,531	Criteo S.A. ADR*	4,795,698
95,360	Ziff Davis, Inc.*	8,426,010
		29,382,550
	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
225,754	Aclaris Therapeutics, Inc.*	2,781,289
259,023	Amicus Therapeutics, Inc.*	1,833,883
101,626	Apellis Pharmaceuticals, Inc.*	4,423,780
41,167	Ascendis Pharma A/S ADR*	3,757,312
45,511	Blueprint Medicines Corp.*	2,655,567
131,728	Celldex Therapeutics, Inc.*	4,024,290
72,705	Crinetics Pharmaceuticals, Inc.*	1,477,366
130,112	Cytokinetics, Inc.*	5,187,566
70,470	Fate Therapeutics, Inc.*	2,012,623
70,378	Intellia Therapeutics, Inc.*	3,450,633
67,015	Intra-Cellular Therapies, Inc.*	3,391,629
25,148	Karuna Therapeutics, Inc.*	2,802,996
85,529	Kymera Therapeutics, Inc.*	2,681,334
27,191	Madrigal Pharmaceuticals, Inc.*	1,903,370
183,353	Myovant Sciences Ltd.*(1)	1,707,017
91,375	NanoString Technologies, Inc.*	1,716,023
50,365	Pacira BioSciences, Inc.*	3,755,718
119,546	PTC Therapeutics, Inc.*	4,223,560
50,903	RAPT Therapeutics, Inc.*	770,162
105,157	Revolution Medicines, Inc.*	2,099,985
90,974	Rocket Pharmaceuticals, Inc.*	935,213
71,439	Turning Point Therapeutics, Inc.*	2,103,164
50,641	Veracyte, Inc.*	1,036,621
		60,731,101
	Real Estate - 6.1%
293,804	Essential Properties Realty Trust, Inc. REIT	7,051,296
383,245	Independence Realty Trust, Inc. REIT	10,447,259
363,229	Pebblebrook Hotel Trust REIT	8,870,052
200,579	Phillips Edison & Co., Inc. REIT	6,791,605
103,548	Ryman Hospitality Properties, Inc. REIT*	9,679,667
		42,839,879
	Retailing - 4.3%
3,136,600	Allstar Co.(2)(3)(4)(5)	—
53,188	Floor & Decor Holdings, Inc. Class A*	4,240,147
258,408	National Vision Holdings, Inc.*	9,729,061
223,965	Revolve Group, Inc.*	9,464,761
79,098	Shutterstock, Inc.	5,989,301
26,907	Tory Burch LLC(3)(4)(5)	1,095,402
		30,518,672
	Semiconductors & Semiconductor Equipment - 2.7%
43,195	Ambarella, Inc.*	3,545,445
44,252	MKS Instruments, Inc.	5,043,843
71,327	Synaptics, Inc.*	10,587,780
		19,177,068
	Software & Services - 17.8%
60,324	Concentrix Corp.	9,499,824
279,729	Digital Turbine, Inc.*	8,853,423
114,663	Five9, Inc.*	12,624,396
436,480	Jamf Holding Corp.*(1)	13,443,584
167,687	LiveRamp Holdings, Inc.*	5,251,957
50,841	Manhattan Associates, Inc.*	6,637,293
112,708	New Relic, Inc.*	7,131,035
472,890	Olo, Inc. Class A*	5,055,194
102,471	Perficient, Inc.*	10,186,642
145,699	Rapid7, Inc.*	13,917,168
360,535	Repay Holdings Corp.*	4,823,958

The accompanying notes are an integral part of these financial statements.
46

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.1% - (continued)
	Software & Services - 17.8% - (continued)
104,152	Shift4 Payments, Inc. Class A*		$ 5,463,814
277,377	Varonis Systems, Inc.*		11,982,687
813,251	Verra Mobility Corp.*		11,409,912
			126,280,887
	Technology Hardware & Equipment - 4.7%
324,452	Calix, Inc.*		12,948,879
211,927	II-VI, Inc.*		12,972,052
57,481	Novanta, Inc.*		7,397,805
			33,318,736
	Total Common Stocks (cost $708,748,097)		$ 659,023,748
EXCHANGE-TRADED FUNDS - 1.7%
	Other Investment Pools & Funds - 1.7%
53,645	iShares Russell 2000 Growth ETF (1)		$ 12,048,130
	Total Exchange-Traded Funds (cost $13,476,865)		$ 12,048,130
	Total Long-Term Investments (Cost $722,224,962)		$ 671,071,878
SHORT-TERM INVESTMENTS - 5.8%
	Repurchase Agreements - 4.2%
$ 29,341,893	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $29,342,480; collateralized by U.S. Treasury Inflation Index Government Bond at 2.125%, maturing 02/15/2041, with a market value of $29,928,850		$ 29,341,893
	Securities Lending Collateral - 1.6%
3,344,560	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(6)		3,344,560
8,113,215	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(6)		8,113,215
			11,457,775
	Total Short-Term Investments (cost $40,799,668)		$ 40,799,668
	Total Investments (cost $763,024,630)	100.6%	$ 711,871,546
	Other Assets and Liabilities	(0.6)%	(4,163,390)
	Total Net Assets	100.0%	$ 707,708,156
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $1,095,402, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,095,402 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	3,136,600	$ —	$ —
11/2013	Tory Burch LLC	26,907	2,108,912	1,095,402
			$ 2,108,912	$ 1,095,402

(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
47

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 12,061,858	$ 12,061,858	$ —	$ —
Capital Goods	101,392,764	101,392,764	—	—
Commercial & Professional Services	9,952,229	9,952,229	—	—
Consumer Durables & Apparel	15,270,129	15,270,129	—	—
Consumer Services	28,611,422	28,611,422	—	—
Diversified Financials	5,916,121	5,916,121	—	—
Energy	33,576,214	33,576,214	—	—
Food, Beverage & Tobacco	6,141,403	6,141,403	—	—
Health Care Equipment & Services	83,916,050	83,916,050	—	—
Household & Personal Products	7,450,649	7,450,649	—	—
Materials	12,486,016	12,486,016	—	—
Media & Entertainment	29,382,550	29,382,550	—	—
Pharmaceuticals, Biotechnology & Life Sciences	60,731,101	60,731,101	—	—
Real Estate	42,839,879	42,839,879	—	—
Retailing	30,518,672	29,423,270	—	1,095,402
Semiconductors & Semiconductor Equipment	19,177,068	19,177,068	—	—
Software & Services	126,280,887	126,280,887	—	—
Technology Hardware & Equipment	33,318,736	33,318,736	—	—
Exchange-Traded Funds	12,048,130	12,048,130	—	—
Short-Term Investments	40,799,668	11,457,775	29,341,893	—
Total	$ 711,871,546	$ 681,434,251	$ 29,341,893	$ 1,095,402

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
48

Hartford Domestic Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
SSG	State Street Global Markets LLC
Currency Abbreviations:
JPY	Japan Yen
USD	United States Dollar
Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

49

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$ 6,362,103,458	$ 10,697,515,777	$ 14,935,600,162	$ 4,670,445,807	$ 5,117,145,653	$ 1,371,924,637
Repurchase agreements	91,914,751	127,199,073	484,545,006	122,953,771	97,425,283	11,576,268
Cash	22,343,476	30,915,068	117,769,650	29,882,208	23,679,317	2,813,964
Cash collateral held for securities on loan	1,032,343	—	—	16,425	558,001	185,658
Foreign currency	1,222	—	—	605,607	—	385,596
Receivables:
Investment securities sold	5,435,503	—	—	4,359,976	9,276,872	4,844,390
Fund shares sold	1,130,119	19,060,567	56,952,660	7,817,629	5,631,211	946,712
Dividends and interest	3,620,461	9,735,398	14,948,697	5,100,556	665,521	1,185,753
Securities lending income	5,334	38	40	3,124	2,260	15,804
Variation margin on futures contracts	1,371,137	—	—	—	—	—
Tax reclaims	531,452	—	3,581,425	2,604,093	55,282	296,667
Other assets	126,003	209,362	401,048	135,368	154,838	90,588
Total assets	6,489,615,259	10,884,635,283	15,613,798,688	4,843,924,564	5,254,594,238	1,394,266,037
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	1,041
Obligation to return securities lending collateral	20,646,850	—	—	328,500	11,160,022	3,713,169
Payables:
Investment securities purchased	10,619,326	22,037,413	—	2,123,488	—	4,498,678
Fund shares redeemed	3,923,854	11,519,554	14,758,476	3,646,463	7,261,328	1,267,959
Investment management fees	3,759,727	3,152,434	7,949,457	2,522,666	3,429,029	1,046,743
Transfer agent fees	1,623,917	1,890,220	1,975,526	794,410	1,506,753	451,941
Accounting services fees	267,546	418,942	469,189	169,307	278,908	68,500
Board of Directors' fees	28,934	37,169	29,468	14,488	34,728	7,048
Distribution fees	181,287	132,209	194,501	87,319	113,166	41,519
Accrued expenses	257,079	263,099	294,775	169,267	126,669	72,526
Total liabilities	41,308,520	39,451,040	25,671,392	9,855,908	23,910,603	11,169,124
Net assets	$ 6,448,306,739	$ 10,845,184,243	$ 15,588,127,296	$ 4,834,068,656	$ 5,230,683,635	$ 1,383,096,913
Summary of Net Assets:
Capital stock and paid-in-capital	$ 5,447,315,094	$ 7,418,912,900	$ 10,413,767,355	$ 3,263,393,667	$ 5,684,618,002	$ 1,175,966,600
Distributable earnings (loss)	1,000,991,645	3,426,271,343	5,174,359,941	1,570,674,989	(453,934,367)	207,130,313
Net assets	$ 6,448,306,739	$ 10,845,184,243	$ 15,588,127,296	$ 4,834,068,656	$ 5,230,683,635	$ 1,383,096,913
Shares authorized	1,540,000,000	825,000,000	1,230,000,000	675,000,000	19,850,000,000	485,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0001	$ 0.0010
Class A: Net asset value per share	$ 36.84	$ 42.31	$ 31.87	$ 22.04	$ 34.73	$ 34.48
Maximum offering price per share	38.98	44.77	33.72	23.32	36.75	36.49
Shares outstanding	129,037,731	35,956,018	145,041,149	83,990,248	69,402,630	21,182,446
Net Assets	$ 4,753,798,492	$ 1,521,469,470	$ 4,622,677,196	$ 1,851,529,896	$ 2,410,093,852	$ 730,398,328
Class C: Net asset value per share	$ 23.84	$ 38.15	$ 30.51	$ 21.92	$ 8.78	$ 24.35
Shares outstanding	4,561,202	12,825,783	6,207,857	6,473,471	20,087,206	4,151,120
Net Assets	$ 108,737,646	$ 489,343,757	$ 189,374,219	$ 141,905,734	$ 176,333,587	$ 101,066,360
Class I: Net asset value per share	$ 37.12	$ 42.43	$ 31.68	$ 21.88	$ 38.40	$ 37.42
Shares outstanding	15,965,146	94,655,636	118,296,508	64,217,427	33,675,732	9,342,937
Net Assets	$ 592,561,389	$ 4,016,387,292	$ 3,747,829,610	$ 1,405,295,967	$ 1,293,314,682	$ 349,620,115
Class R3: Net asset value per share	$ 42.35	$ 42.94	$ 32.43	$ 22.09	$ 34.27	$ 35.33
Shares outstanding	853,145	1,492,318	1,836,169	1,344,788	1,058,553	718,711
Net Assets	$ 36,129,073	$ 64,080,598	$ 59,538,052	$ 29,707,623	$ 36,273,159	$ 25,393,496
Class R4: Net asset value per share	$ 44.54	$ 43.74	$ 32.71	$ 22.13	$ 38.45	$ 38.39
Shares outstanding	679,606	4,220,407	3,021,695	1,937,031	1,299,202	521,798
Net Assets	$ 30,270,994	$ 184,587,220	$ 98,838,044	$ 42,868,299	$ 49,959,045	$ 20,032,349
The accompanying notes are an integral part of these financial statements.
50

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class R5: Net asset value per share	$ 45.72	$ 42.79	$ 32.87	$ 22.27	$ 42.24	$ 41.35
Shares outstanding	659,050	4,272,883	7,950,402	3,330,976	388,371	247,022
Net Assets	$ 30,131,283	$ 182,845,012	$ 261,308,882	$ 74,167,215	$ 16,402,925	$ 10,214,099
Class R6: Net asset value per share	$ 46.09	$ 42.99	$ 32.87	$ 22.33	$ 43.52	$ 42.22
Shares outstanding	676,928	23,670,272	16,752,205	3,922,762	1,132,613	132,129
Net Assets	$ 31,198,515	$ 1,017,689,675	$ 550,661,317	$ 87,611,499	$ 49,294,362	$ 5,579,039
Class Y: Net asset value per share	$ 46.06	$ 42.97	$ 32.88	$ 22.34	$ 43.40	$ 42.12
Shares outstanding	2,156,145	15,964,047	27,407,191	5,249,335	9,053,613	2,444,851
Net Assets	$ 99,301,399	$ 686,039,938	$ 901,069,620	$ 117,267,874	$ 392,949,949	$ 102,975,314
Class F: Net asset value per share	$ 37.11	$ 42.47	$ 31.65	$ 21.88	$ 38.71	$ 37.66
Shares outstanding	20,646,265	63,171,060	162,907,516	49,524,900	20,824,003	1,004,191
Net Assets	$ 766,177,948	$ 2,682,741,281	$ 5,156,830,356	$ 1,083,714,549	$ 806,062,074	$ 37,817,813
Cost of investments	$ 5,920,485,765	$ 7,703,004,350	$ 10,677,877,469	$ 3,487,513,704	$ 5,960,195,047	$ 1,170,430,846
Cost of foreign currency	$ 1,233	$ —	$ —	$ 608,737	$ —	$ 379,366
(1) Includes Investment in securities on loan, at market value	$ 19,210,739	$ —	$ —	$ 320,040	$ 9,203,673	$ 5,225,175
The accompanying notes are an integral part of these financial statements.
51

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$ 9,190,883,296	$ 877,564,410	$ 237,454,367	$ 594,405,678	$ 142,462,263	$ 682,529,653
Repurchase agreements	4,374,897	24,658,339	6,041,343	2,080,061	1,453,532	29,341,893
Investments in affiliated investments, at market value	40,185,804	—	—	—	—	—
Cash	1,069,499	5,992,529	1,489,444	518,581	353,263	7,124,586
Cash collateral held for securities on loan	4,971,520	—	—	139,910	—	603,041
Receivables:
From affiliates	—	—	2,386	—	2,167	—
Investment securities sold	29,728,590	2,801,076	—	1,253,331	872,073	3,923,453
Fund shares sold	9,465,842	2,028,467	313,035	422,269	69,356	1,305,012
Dividends and interest	1,263,650	178,855	255,591	11,581	31,065	40,717
Securities lending income	72,924	170	—	705	—	2,797
Tax reclaims	—	—	77,166	—	—	—
Other assets	175,152	102,008	75,581	78,681	68,146	77,894
Total assets	9,282,191,174	913,325,854	245,708,913	598,910,797	145,311,865	724,949,046
Liabilities:
Obligation to return securities lending collateral	99,430,404	—	—	2,798,208	—	12,060,816
Payables:
Investment securities purchased	27,220,057	18,383,661	—	359,881	523,350	3,201,725
Fund shares redeemed	14,435,966	728,366	93,919	1,428,003	63,072	1,127,542
Investment management fees	5,917,257	536,882	94,387	393,365	88,804	507,482
Transfer agent fees	2,410,104	151,242	76,028	199,214	39,489	191,445
Accounting services fees	482,241	36,364	10,914	38,565	7,487	41,121
Board of Directors' fees	67,200	2,401	669	4,376	604	4,274
Distribution fees	137,727	14,662	7,018	7,521	2,113	14,169
Accrued expenses	746,996	91,924	20,922	57,933	15,387	92,316
Total liabilities	150,847,952	19,945,502	303,857	5,287,066	740,306	17,240,890
Net assets	$ 9,131,343,222	$ 893,380,352	$ 245,405,056	$ 593,623,731	$ 144,571,559	$ 707,708,156
Summary of Net Assets:
Capital stock and paid-in-capital	$ 7,042,836,420	$ 690,119,517	$ 187,526,632	$ 527,629,166	$ 132,476,151	$ 777,892,203
Distributable earnings (loss)	2,088,506,802	203,260,835	57,878,424	65,994,565	12,095,408	(70,184,047)
Net assets	$ 9,131,343,222	$ 893,380,352	$ 245,405,056	$ 593,623,731	$ 144,571,559	$ 707,708,156
Shares authorized	1,105,000,000	475,000,000	22,110,000,000	22,100,000,000	860,000,000	525,000,000
Par value	$ 0.0050	$ 0.0010	$ 0.0001	$ 0.0001	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 26.47	$ 16.93	$ 24.47	$ 38.57	$ 11.48	$ 17.42
Maximum offering price per share	28.01	17.92	25.89	40.81	12.15	18.43
Shares outstanding	99,917,777	21,872,055	7,480,426	4,707,154	4,757,764	20,611,102
Net Assets	$ 2,644,946,258	$ 370,296,996	$ 183,042,689	$ 181,560,201	$ 54,639,925	$ 358,955,924
Class C: Net asset value per share	$ 15.05	$ 13.01	$ 20.56	$ 21.03	$ 9.79	$ 7.99
Shares outstanding	17,421,212	628,699	189,657	160,828	263,152	726,532
Net Assets	$ 262,118,513	$ 8,181,223	$ 3,899,144	$ 3,381,728	$ 2,577,279	$ 5,806,227
Class I: Net asset value per share	$ 27.88	$ 17.14	$ 24.09	$ 41.71	$ 11.50	$ 19.27
Shares outstanding	76,117,588	1,700,250	1,063,709	1,888,386	2,808,079	2,151,588
Net Assets	$ 2,122,391,676	$ 29,134,579	$ 25,626,532	$ 78,772,967	$ 32,303,933	$ 41,464,931
Class R3: Net asset value per share	$ 30.55	$ 17.96	$ 24.93	$ 37.49	$ 12.00	$ 19.75
Shares outstanding	2,369,332	353,270	41,021	170,281	79,166	561,049
Net Assets	$ 72,378,974	$ 6,343,744	$ 1,022,579	$ 6,383,772	$ 950,040	$ 11,079,009
Class R4: Net asset value per share	$ 32.61	$ 18.45	$ 25.20	$ 40.88	$ 12.19	$ 22.00
Shares outstanding	3,595,648	527,676	183,162	321,203	17,260	448,789
Net Assets	$ 117,257,306	$ 9,734,194	$ 4,615,623	$ 13,129,945	$ 210,323	$ 9,873,909
Class R5: Net asset value per share	$ 34.21	$ 18.76	$ 25.45	$ 44.59	$ 12.14	$ 24.18
Shares outstanding	4,187,198	104,460	12,684	1,077,335	139,341	208,271
Net Assets	$ 143,225,818	$ 1,959,473	$ 322,758	$ 48,043,478	$ 1,691,980	$ 5,035,990
Class R6: Net asset value per share	$ 34.79	$ —	$ 25.51	$ 45.67	$ 12.13	$ 24.99
Shares outstanding	26,506,910	—	486,680	1,550,168	588,174	215,300
Net Assets	$ 922,094,745	$ —	$ 12,415,401	$ 70,792,133	$ 7,135,780	$ 5,381,191
The accompanying notes are an integral part of these financial statements.
52

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Class Y: Net asset value per share	$ 34.70	$ 18.80	$ 25.47	$ 45.62	$ 12.11	$ 24.92
Shares outstanding	18,297,802	843,332	106,449	3,557,347	241,659	891,340
Net Assets	$ 635,012,859	$ 15,857,021	$ 2,711,530	$ 162,300,316	$ 2,927,140	$ 22,216,062
Class F: Net asset value per share	$ 28.05	$ 17.13	$ 23.97	$ 42.04	$ 11.49	$ 19.48
Shares outstanding	78,854,615	26,375,377	490,136	696,065	3,667,521	12,723,309
Net Assets	$ 2,211,917,073	$ 451,873,122	$ 11,748,800	$ 29,259,191	$ 42,135,159	$ 247,894,913
Cost of investments	$ 7,571,857,718	$ 762,244,742	$ 195,880,916	$ 527,830,724	$ 134,292,729	$ 763,024,630
Cost of investments in affiliated investments	$ 189,385,270	$ —	$ —	$ —	$ —	$ —
Cost of foreign currency	$ —	$ —	$ —	$ —	$ —	$ —
(1) Includes Investment in securities on loan, at market value	$ 92,456,805	$ —	$ —	$ 2,296,260	$ —	$ 12,949,933
The accompanying notes are an integral part of these financial statements.
53

Hartford Domestic Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$ 45,402,099	$ 80,147,974	$ 153,126,940	$ 65,653,652	$ 6,490,405	$ 7,609,550
Interest	64,536	36,740	244,482	53,611	48,124	12,427
Securities lending	75,245	38	123	19,028	64,359	181,843
Less: Foreign tax withheld	(57,472)	—	(1,704,688)	(621,716)	—	(236,337)
Total investment income, net	45,484,408	80,184,752	151,666,857	65,104,575	6,602,888	7,567,483
Expenses:
Investment management fees	23,837,495	20,072,208	45,866,549	14,997,608	23,755,697	6,603,913
Transfer agent fees
Class A	2,700,677	724,108	1,951,655	726,611	1,442,598	473,627
Class C	95,030	246,322	96,073	82,314	152,221	84,702
Class I	288,217	2,190,629	1,395,460	643,742	966,305	233,346
Class R3	45,049	73,653	65,192	34,729	49,216	31,989
Class R4	28,588	169,731	81,828	36,530	54,660	19,658
Class R5	18,665	111,078	135,676	44,697	12,578	6,810
Class R6	423	11,692	9,318	1,625	1,241	118
Class Y	62,750	417,793	490,658	51,707	266,121	62,213
Class F	2,690	14,696	12,180	5,617	3,687	572
Distribution fees
Class A	6,620,500	2,068,519	5,942,357	2,339,432	3,858,696	1,009,699
Class C	655,253	2,772,566	909,980	763,006	1,235,169	594,233
Class R3	102,383	175,519	160,577	79,362	111,854	72,773
Class R4	42,933	273,129	129,824	56,069	80,382	28,993
Custodian fees	14,483	19,575	21,757	9,568	20,146	21,022
Registration and filing fees	88,957	195,578	257,805	101,041	146,355	74,680
Accounting services fees	522,188	849,707	985,545	336,461	533,104	126,747
Board of Directors' fees	87,439	141,435	165,942	55,286	90,464	19,551
Audit and tax fees	19,493	10,407	10,471	10,469	18,158	11,995
Other expenses	288,277	390,666	483,297	197,315	260,606	82,172
Total expenses (before waivers, reimbursements and fees paid indirectly)	35,521,490	30,929,011	59,172,144	20,573,189	33,059,258	9,558,813
Transfer agent fee waivers	—	(52,063)	(275,763)	—	—	—
Distribution fee reimbursements	(115,749)	(46,809)	(60,607)	(8,902)	(116,727)	(13,672)
Commission recapture	(28,635)	(1,171)	(28,657)	(5,558)	(39,064)	(4,752)
Total waivers, reimbursements and fees paid indirectly	(144,384)	(100,043)	(365,027)	(14,460)	(155,791)	(18,424)
Total expenses	35,377,106	30,828,968	58,807,117	20,558,729	32,903,467	9,540,389
Net Investment Income (Loss)	10,107,302	49,355,784	92,859,740	44,545,846	(26,300,579)	(1,972,906)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	533,354,202	284,440,109	434,475,999	252,214,475	317,026,203	(2,024,987)
Futures contracts	(15,581,894)	—	—	—	—	—
Foreign currency contracts	—	—	—	—	—	(16)
Other foreign currency transactions	(35,992)	—	—	(50,342)	(35,639)	(18,306)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	517,736,316	284,440,109	434,475,999	252,164,133	316,990,564	(2,043,309)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(1,425,420,371)	(1,790,481,419)	(863,810,958)	(280,806,464)	(2,593,709,072)	(225,842,846)
Futures contracts	(12,418,293)	—	—	—	—	—
Foreign currency contracts	—	—	—	—	—	(1,041)
Translation of other assets and liabilities in foreign currencies	(47,913)	—	—	(141,192)	(2,777)	(21,067)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(1,437,886,577)	(1,790,481,419)	(863,810,958)	(280,947,656)	(2,593,711,849)	(225,864,954)
The accompanying notes are an integral part of these financial statements.
54

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(920,150,261)	(1,506,041,310)	(429,334,959)	(28,783,523)	(2,276,721,285)	(227,908,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (910,042,959)	$ (1,456,685,526)	$ (336,475,219)	$ 15,762,323	$ (2,303,021,864)	$ (229,881,169)
The accompanying notes are an integral part of these financial statements.
55

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$ 42,103,889	$ 5,991,478	$ 2,824,502	$ 2,323,372	$ 1,746,491	$ 2,163,506
Interest	3,642	3,486	3,143	1,790	527	10,029
Securities lending	397,891	1,644	—	8,803	1,302	39,539
Less: Foreign tax withheld	(10,565)	—	(36,795)	—	—	—
Total investment income, net	42,494,857	5,996,608	2,790,850	2,333,965	1,748,320	2,213,074
Expenses:
Investment management fees	42,627,303	3,169,286	531,438	2,677,287	574,248	3,393,566
Transfer agent fees
Class A	1,575,695	262,688	134,775	197,922	53,963	306,499
Class C	204,858	7,936	4,226	5,029	3,643	8,578
Class I	2,611,572	10,584	9,415	49,281	21,896	32,162
Class R3	96,233	7,605	1,187	8,214	1,024	14,841
Class R4	133,242	8,749	3,805	14,732	51	10,466
Class R5	136,256	1,241	189	37,452	193	3,585
Class R6	16,551	—	5	1,167	42	100
Class Y	409,025	8,708	973	114,427	1,106	13,090
Class F	26,267	3,934	95	219	111	2,773
Distribution fees
Class A	3,888,622	465,154	232,955	274,659	75,184	542,855
Class C	1,644,155	43,168	18,526	28,133	14,691	37,765
Class R3	218,712	17,283	2,698	18,669	2,432	33,728
Class R4	195,944	12,866	5,812	21,665	179	15,391
Custodian fees	26,427	2,609	1,295	2,979	2,344	6,091
Registration and filing fees	133,407	66,295	59,294	63,651	64,389	95,142
Accounting services fees	922,785	70,745	22,764	69,688	16,407	76,661
Board of Directors' fees	155,498	9,992	2,629	9,917	1,991	11,122
Audit and tax fees	10,407	10,500	10,438	10,411	10,508	14,681
Other expenses	709,207	88,622	17,498	48,529	11,616	86,163
Total expenses (before waivers, reimbursements and fees paid indirectly)	55,742,166	4,267,965	1,060,017	3,654,031	856,018	4,705,259
Expense waivers	—	—	(10,363)	—	(10,965)	—
Transfer agent fee waivers	(764,759)	—	—	(49,052)	—	—
Distribution fee reimbursements	(49,842)	(4,228)	(5,293)	(10,197)	(3,310)	(10,663)
Commission recapture	(61,617)	(11,052)	(306)	(3,847)	(888)	(10,033)
Total waivers, reimbursements and fees paid indirectly	(876,218)	(15,280)	(15,962)	(63,096)	(15,163)	(20,696)
Total expenses	54,865,948	4,252,685	1,044,055	3,590,935	840,855	4,684,563
Net Investment Income (Loss)	(12,371,091)	1,743,923	1,746,795	(1,256,970)	907,465	(2,471,489)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	712,024,473	66,917,875	8,996,215	12,073	4,379,298	(14,877,723)
Investments in affiliated investments	(238,629)	—	—	—	—	—
Other foreign currency transactions	—	—	(533)	—	1,408	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	711,785,844	66,917,875	8,995,682	12,073	4,380,706	(14,877,723)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(2,942,962,366)	(65,190,324)	(13,413,086)	(211,264,611)	(16,694,624)	(227,035,941)
Investments in affiliated investments	(89,924,231)	—	—	—	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(3,032,886,597)	(65,190,324)	(13,413,086)	(211,264,611)	(16,694,624)	(227,035,941)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(2,321,100,753)	1,727,551	(4,417,404)	(211,252,538)	(12,313,918)	(241,913,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (2,333,471,844)	$ 3,471,474	$ (2,670,609)	$ (212,509,508)	$ (11,406,453)	$ (244,385,153)
The accompanying notes are an integral part of these financial statements.
56

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 10,107,302	$ 12,609,296	$ 49,355,784	$ 79,881,660
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	517,736,316	1,117,743,666	284,440,109	366,960,795
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(1,437,886,577)	961,196,796	(1,790,481,419)	2,963,652,462
Net Increase (Decrease) in Net Assets Resulting from Operations	(910,042,959)	2,091,549,758	(1,456,685,526)	3,410,494,917
Distributions to Shareholders:
Class A	(796,677,678)	(256,624,217)	(51,017,296)	(7,166,565)
Class C	(29,128,173)	(12,630,524)	(16,212,319)	—
Class I	(102,158,238)	(33,651,291)	(152,148,956)	(26,510,048)
Class R3	(5,487,633)	(1,911,571)	(1,879,952)	(145,253)
Class R4	(4,376,163)	(1,459,215)	(6,771,983)	(972,045)
Class R5	(4,206,771)	(1,629,937)	(6,967,997)	(1,462,901)
Class R6	(4,348,041)	(638,212)	(34,560,185)	(6,940,312)
Class Y	(14,390,368)	(4,992,537)	(28,782,055)	(5,937,551)
Class F	(127,204,207)	(42,410,229)	(106,456,492)	(21,751,271)
Total distributions	(1,087,977,272)	(355,947,733)	(404,797,235)	(70,885,946)
Capital Share Transactions:
Sold	180,991,156	338,608,621	1,556,862,600	3,592,112,670
Issued on reinvestment of distributions	1,052,622,485	343,956,936	386,652,441	67,490,064
Redeemed	(522,472,883)	(1,039,938,487)	(1,901,472,986)	(2,927,339,187)
Net increase (decrease) from capital share transactions	711,140,758	(357,372,930)	42,042,055	732,263,547
Net Increase (Decrease) in Net Assets	(1,286,879,473)	1,378,229,095	(1,819,440,706)	4,071,872,518
Net Assets:
Beginning of period	7,735,186,212	6,356,957,117	12,664,624,949	8,592,752,431
End of period	$ 6,448,306,739	$ 7,735,186,212	$ 10,845,184,243	$ 12,664,624,949
The accompanying notes are an integral part of these financial statements.
57

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 92,859,740	$ 153,413,163	$ 44,545,846	$ 77,254,659
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	434,475,999	700,951,873	252,164,133	364,677,577
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(863,810,958)	3,492,438,056	(280,947,656)	993,091,679
Net Increase (Decrease) in Net Assets Resulting from Operations	(336,475,219)	4,346,803,092	15,762,323	1,435,023,915
Distributions to Shareholders:
Class A	(249,354,903)	(124,272,767)	(146,927,087)	(41,652,685)
Class C	(8,858,630)	(3,956,164)	(11,880,142)	(3,698,845)
Class I	(177,858,643)	(71,985,276)	(110,456,320)	(33,459,498)
Class R3	(3,265,591)	(1,696,101)	(2,551,739)	(781,704)
Class R4	(5,374,348)	(2,690,217)	(3,561,971)	(1,147,861)
Class R5	(13,997,424)	(6,848,052)	(6,396,295)	(2,137,950)
Class R6	(26,207,746)	(9,408,231)	(6,550,706)	(2,007,112)
Class Y	(49,378,742)	(30,895,801)	(9,393,957)	(2,882,683)
Class F	(267,776,178)	(117,659,277)	(92,247,285)	(30,248,716)
Total distributions	(802,072,205)	(369,411,886)	(389,965,502)	(118,017,054)
Capital Share Transactions:
Sold	2,993,603,004	4,029,585,831	452,916,595	771,725,035
Issued on reinvestment of distributions	764,670,618	354,750,045	376,824,797	113,763,031
Redeemed	(1,698,700,982)	(2,883,515,258)	(516,582,455)	(999,427,216)
Net increase (decrease) from capital share transactions	2,059,572,640	1,500,820,618	313,158,937	(113,939,150)
Net Increase (Decrease) in Net Assets	921,025,216	5,478,211,824	(61,044,242)	1,203,067,711
Net Assets:
Beginning of period	14,667,102,080	9,188,890,256	4,895,112,898	3,692,045,187
End of period	$ 15,588,127,296	$ 14,667,102,080	$ 4,834,068,656	$ 4,895,112,898
The accompanying notes are an integral part of these financial statements.
58

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ (26,300,579)	$ (54,382,771)	$ (1,972,906)	$ (5,610,496)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	316,990,564	1,724,280,446	(2,043,309)	183,832,310
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(2,593,711,849)	264,840,372	(225,864,954)	154,285,853
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,303,021,864)	1,934,738,047	(229,881,169)	332,507,667
Distributions to Shareholders:
Class A	(697,296,088)	(423,673,541)	(86,098,976)	(93,880,300)
Class C	(147,140,068)	(94,842,287)	(17,656,083)	(22,672,232)
Class I	(370,501,893)	(234,064,363)	(41,655,813)	(44,908,247)
Class R3	(10,091,141)	(7,102,825)	(3,035,400)	(3,747,674)
Class R4	(13,268,156)	(9,398,654)	(2,247,542)	(2,881,694)
Class R5	(4,087,402)	(2,988,257)	(1,042,154)	(1,201,964)
Class R6	(11,501,636)	(5,296,402)	(497,706)	(438,736)
Class Y	(90,278,847)	(53,966,607)	(9,938,908)	(10,597,239)
Class F	(210,961,202)	(109,670,067)	(4,255,546)	(4,009,747)
Total distributions	(1,555,126,433)	(941,003,003)	(166,428,128)	(184,337,833)
Capital Share Transactions:
Sold	521,750,663	1,412,684,010	81,827,534	254,406,423
Issued on reinvestment of distributions	1,448,395,084	867,858,722	157,999,339	175,117,607
Redeemed	(964,782,750)	(1,585,916,069)	(189,050,107)	(314,733,008)
Net increase (decrease) from capital share transactions	1,005,362,997	694,626,663	50,776,766	114,791,022
Net Increase (Decrease) in Net Assets	(2,852,785,300)	1,688,361,707	(345,532,531)	262,960,856
Net Assets:
Beginning of period	8,083,468,935	6,395,107,228	1,728,629,444	1,465,668,588
End of period	$ 5,230,683,635	$ 8,083,468,935	$ 1,383,096,913	$ 1,728,629,444
The accompanying notes are an integral part of these financial statements.
59

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ (12,371,091)	$ 68,229,033	$ 1,743,923	$ 1,874,621
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	711,785,844	1,707,213,123	66,917,875	100,036,552
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(3,032,886,597)	2,690,020,087	(65,190,324)	189,407,923
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,333,471,844)	4,465,462,243	3,471,474	291,319,096
Distributions to Shareholders:
Class A	(400,817,530)	(347,506,316)	(25,970,530)	(837,738)
Class C	(68,607,269)	(72,065,078)	(795,151)	—
Class I	(448,017,894)	(475,898,575)	(1,896,364)	(113,371)
Class R3	(9,696,452)	(10,341,121)	(473,508)	—
Class R4	(17,297,892)	(21,473,620)	(688,695)	(19,877)
Class R5	(27,009,142)	(36,606,303)	(143,466)	(9,446)
Class R6	(146,841,604)	(171,635,482)	—	—
Class Y	(87,412,620)	(114,448,304)	(1,035,456)	(91,721)
Class F	(329,341,310)	(294,576,639)	(32,934,199)	(2,424,869)
Total distributions	(1,535,041,713)	(1,544,551,438)	(63,937,369)	(3,497,022)
Capital Share Transactions:
Sold	784,177,762	2,014,553,894	90,961,488	146,817,585
Issued on reinvestment of distributions	1,475,446,806	1,483,163,109	63,653,004	3,487,144
Redeemed	(3,186,059,796)	(5,460,496,113)	(76,112,321)	(162,560,509)
Net increase (decrease) from capital share transactions	(926,435,228)	(1,962,779,110)	78,502,171	(12,255,780)
Net Increase (Decrease) in Net Assets	(4,794,948,785)	958,131,695	18,036,276	275,566,294
Net Assets:
Beginning of period	13,926,292,007	12,968,160,312	875,344,076	599,777,782
End of period	$ 9,131,343,222	$ 13,926,292,007	$ 893,380,352	$ 875,344,076
The accompanying notes are an integral part of these financial statements.
60

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Quality Value Fund		The Hartford Small Cap Growth Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 1,746,795	$ 3,150,999	$ (1,256,970)	$ (4,024,977)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	8,995,682	13,598,905	12,073	174,617,463
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(13,413,086)	56,452,184	(211,264,611)	106,905,409
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,670,609)	73,202,088	(212,509,508)	277,497,895
Distributions to Shareholders:
Class A	(11,405,295)	(3,241,327)	(47,491,758)	(16,552,797)
Class C	(212,434)	(63,247)	(2,240,437)	(1,531,478)
Class I	(1,405,148)	(300,872)	(21,579,489)	(7,507,522)
Class R3	(64,011)	(17,729)	(1,607,651)	(683,476)
Class R4	(276,389)	(91,734)	(3,548,265)	(2,012,020)
Class R5	(19,958)	(5,775)	(12,344,930)	(5,481,575)
Class R6	(16,459)	(13,682)	(13,516,765)	(6,037,686)
Class Y	(108,987)	(10,318)	(42,116,476)	(17,719,809)
Class F	(807,377)	(258,522)	(6,354,143)	(3,391,955)
Total distributions	(14,316,058)	(4,003,206)	(150,799,914)	(60,918,318)
Capital Share Transactions:
Sold	31,292,563	21,527,878	80,974,945	158,407,323
Issued on reinvestment of distributions	14,094,650	3,936,286	143,128,874	58,369,869
Redeemed	(15,274,704)	(31,941,068)	(157,754,351)	(342,794,035)
Net increase (decrease) from capital share transactions	30,112,509	(6,476,904)	66,349,468	(126,016,843)
Net Increase (Decrease) in Net Assets	13,125,842	62,721,978	(296,959,954)	90,562,734
Net Assets:
Beginning of period	232,279,214	169,557,236	890,583,685	800,020,951
End of period	$ 245,405,056	$ 232,279,214	$ 593,623,731	$ 890,583,685
The accompanying notes are an integral part of these financial statements.
61

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Small Cap Value Fund		The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 907,465	$ 1,454,248	$ (2,471,489)	$ (8,422,124)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	4,380,706	17,243,277	(14,877,723)	219,723,239
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(16,694,624)	29,174,321	(227,035,941)	8,069,059
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,406,453)	47,871,846	(244,385,153)	219,370,174
Distributions to Shareholders:
Class A	(3,964,811)	(363,877)	(107,539,494)	(42,313,500)
Class C	(206,679)	(3,950)	(3,410,978)	(1,604,568)
Class I	(2,259,354)	(54,057)	(11,875,080)	(3,566,682)
Class R3	(57,161)	(3,498)	(2,994,326)	(1,394,856)
Class R4	(3,408)	(362)	(2,607,622)	(1,251,522)
Class R5	(1,609)	(148)	(1,072,566)	(377,954)
Class R6	(216,927)	(3,866)	(945,537)	(128,962)
Class Y	(122,885)	(3,913)	(7,555,025)	(1,778,231)
Class F	(5,116,335)	(666,330)	(66,272,191)	(24,289,826)
Total distributions	(11,949,169)	(1,100,001)	(204,272,819)	(76,706,101)
Capital Share Transactions:
Sold	33,205,972	82,135,100	89,797,615	307,799,887
Issued on reinvestment of distributions	11,837,401	1,094,882	202,875,469	76,133,999
Redeemed	(53,781,256)	(32,701,037)	(130,210,001)	(262,911,327)
Net increase (decrease) from capital share transactions	(8,737,883)	50,528,945	162,463,083	121,022,559
Net Increase (Decrease) in Net Assets	(32,093,505)	97,300,790	(286,194,889)	263,686,632
Net Assets:
Beginning of period	176,665,064	79,364,274	993,903,045	730,216,413
End of period	$ 144,571,559	$ 176,665,064	$ 707,708,156	$ 993,903,045
The accompanying notes are an integral part of these financial statements.
62

Hartford Domestic Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 48.89	$ 0.05	$ (5.22)	$ (5.17)	$ (0.05)	$ (6.83)	$ (6.88)	$ 36.84	(12.23)% (4)	$ 4,753,798	1.04% (5)	1.04% (5)	0.23% (5)	58%
C	34.14	(0.08)	(3.39)	(3.47)	—	(6.83)	(6.83)	23.84	(12.56) (4)	108,738	1.84 (5)	1.84 (5)	(0.57) (5)	58
I	49.25	0.10	(5.24)	(5.14)	(0.16)	(6.83)	(6.99)	37.12	(12.09) (4)	592,561	0.78 (5)	0.78 (5)	0.49 (5)	58
R3	55.21	(0.03)	(6.00)	(6.03)	—	(6.83)	(6.83)	42.35	(12.38) (4)	36,129	1.41 (5)	1.41 (5)	(0.14) (5)	58
R4	57.63	0.04	(6.30)	(6.26)	—	(6.83)	(6.83)	44.54	(12.25) (4)	30,271	1.11 (5)	1.10 (5)	0.16 (5)	58
R5	59.02	0.12	(6.46)	(6.34)	(0.13)	(6.83)	(6.96)	45.72	(12.11) (4)	30,131	0.80 (5)	0.80 (5)	0.46 (5)	58
R6	59.48	0.14	(6.51)	(6.37)	(0.19)	(6.83)	(7.02)	46.09	(12.08) (4)	31,199	0.69 (5)	0.69 (5)	0.56 (5)	58
Y	59.41	0.12	(6.50)	(6.38)	(0.14)	(6.83)	(6.97)	46.06	(12.10) (4)	99,301	0.80 (5)	0.80 (5)	0.47 (5)	58
F	49.26	0.12	(5.25)	(5.13)	(0.19)	(6.83)	(7.02)	37.11	(12.06) (4)	766,178	0.69 (5)	0.69 (5)	0.57 (5)	58
For the Year Ended October 31, 2021
A	$ 38.39	$ 0.05	$ 12.59	$ 12.64	$ (0.15)	$ (1.99)	$ (2.14)	$ 48.89	33.83%	$ 5,710,869	1.04%	1.04%	0.12%	62%
C	27.45	(0.21)	8.89	8.68	—	(1.99)	(1.99)	34.14	32.74	148,862	1.83	1.83	(0.66)	62
I	38.66	0.18	12.66 (13)	12.84 (13)	(0.26)	(1.99)	(2.25)	49.25	34.15	721,608	0.77	0.77	0.38	62
R3	43.14	(0.13)	14.19	14.06	—	(1.99)	(1.99)	55.21	33.32	45,054	1.41	1.41	(0.25)	62
R4	44.91	0.03	14.78 (13)	14.81 (13)	(0.10)	(1.99)	(2.09)	57.63	33.72	36,750	1.10	1.10	0.06	62
R5	45.94	0.20	15.11 (13)	15.31 (13)	(0.24)	(1.99)	(2.23)	59.02	34.11	36,529	0.80	0.80	0.36	62
R6	46.27	0.26	15.22	15.48	(0.28)	(1.99)	(2.27)	59.48	34.27	19,261	0.69	0.69	0.46	62
Y	46.24	0.21	15.21	15.42	(0.26)	(1.99)	(2.25)	59.41	34.14	122,539	0.80	0.79	0.37	62
F	38.66	0.21	12.67	12.88	(0.29)	(1.99)	(2.28)	49.26	34.28	893,713	0.69	0.69	0.47	62
For the Year Ended October 31, 2020
A	$ 37.12	$ 0.18	$ 2.90	$ 3.08	$ (0.17)	$ (1.64)	$ (1.81)	$ 38.39	8.57%	$ 4,645,677	1.07%	1.07%	0.48%	84%
C	27.08	(0.07)	2.08	2.01	—	(1.64)	(1.64)	27.45	7.78	177,309	1.85	1.85	(0.27)	84
I	37.36	0.28	2.93	3.21	(0.27)	(1.64)	(1.91)	38.66	8.88	584,048	0.79	0.79	0.77	84
R3	41.47	0.06	3.25	3.31	—	(1.64)	(1.64)	43.14	8.25	42,449	1.42	1.42	0.14	84
R4	43.06	0.20	3.39	3.59	(0.10)	(1.64)	(1.74)	44.91	8.59	32,732	1.10	1.10	0.46	84
R5	44.04	0.33	3.47	3.80	(0.26)	(1.64)	(1.90)	45.94	8.88	34,188	0.81	0.81	0.75	84
R6	44.34	0.43	3.44	3.87	(0.30)	(1.64)	(1.94)	46.27	9.03	12,531	0.70	0.70	1.00	84
Y	44.32	0.36	3.49	3.85	(0.29)	(1.64)	(1.93)	46.24	8.97	103,152	0.80	0.75	0.83	84
F	37.36	0.31	2.93	3.24	(0.30)	(1.64)	(1.94)	38.66	9.00	724,872	0.70	0.70	0.85	84
For the Year Ended October 31, 2019
A	$ 37.88	$ 0.15	$ 4.81	$ 4.96	$ (0.11)	$ (5.61)	$ (5.72)	$ 37.12	16.32%	$ 4,831,749	1.07%	1.07%	0.42%	68%
C	29.30	(0.09)	3.48	3.39	—	(5.61)	(5.61)	27.08	15.45	278,394	1.83	1.83	(0.33)	68
I	38.08	0.25	4.84	5.09	(0.20)	(5.61)	(5.81)	37.36	16.66	658,302	0.79	0.79	0.70	68
R3	41.62	0.03	5.43	5.46	—	(5.61)	(5.61)	41.47	15.91	50,957	1.42	1.42	0.07	68
R4	42.94	0.16	5.63	5.79	(0.06)	(5.61)	(5.67)	43.06	16.27	38,634	1.11	1.11	0.39	68
R5	43.80	0.28	5.75	6.03	(0.18)	(5.61)	(5.79)	44.04	16.64	38,808	0.80	0.80	0.68	68
R6	44.07	0.33	5.78	6.11	(0.23)	(5.61)	(5.84)	44.34	16.74	80,535	0.70	0.70	0.78	68
Y	44.06	0.32	5.77	6.09	(0.22)	(5.61)	(5.83)	44.32	16.71	187,754	0.78	0.74	0.75	68
F	38.09	0.28	4.83	5.11	(0.23)	(5.61)	(5.84)	37.36	16.75	776,505	0.70	0.70	0.79	68
The accompanying notes are an integral part of these financial statements.
63

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2018
A	$ 41.86	$ 0.15	$ 1.45	$ 1.60	$ (0.26)	$ (5.32)	$ (5.58)	$ 37.88	3.92%	$ 4,742,846	1.07%	1.06%	0.38%	108%
C	33.62	(0.11)	1.16	1.05	(0.05)	(5.32)	(5.37)	29.30	3.15	426,256	1.81	1.81	(0.34)	108
I	42.04	0.26	1.44	1.70	(0.34)	(5.32)	(5.66)	38.08	4.19	734,580	0.78	0.78	0.66	108
R3	45.39	0.02	1.56	1.58	(0.03)	(5.32)	(5.35)	41.62	3.57	61,882	1.42	1.41	0.04	108
R4	46.69	0.15	1.62	1.77	(0.20)	(5.32)	(5.52)	42.94	3.87	51,635	1.10	1.10	0.34	108
R5	47.54	0.30	1.63	1.93	(0.35)	(5.32)	(5.67)	43.80	4.18	34,288	0.80	0.80	0.65	108
R6	47.80	0.35	1.64	1.99	(0.40)	(5.32)	(5.72)	44.07	4.29	70,935	0.70	0.70	0.75	108
Y	47.78	0.34	1.64	1.98	(0.38)	(5.32)	(5.70)	44.06	4.28	175,731	0.71	0.71	0.74	108
F	42.06	0.30	1.45	1.75	(0.40)	(5.32)	(5.72)	38.09	4.28	880,110	0.70	0.70	0.75	108
For the Year Ended October 31, 2017
A	$ 34.49	$ 0.13	$ 7.39	$ 7.52	$ (0.15)	$ —	$ (0.15)	$ 41.86	21.86%	$ 4,613,982	1.09% (6)	1.08% (6)	0.34%	123%
C	27.80	(0.12)	5.94	5.82	—	—	—	33.62	20.97	1,241,267	1.82 (6)	1.82 (6)	(0.39)	123
I	34.65	0.25	7.40	7.65	(0.26)	—	(0.26)	42.04	22.20	846,019	0.81 (6)	0.81 (6)	0.63	123
R3	37.38	0.01	8.01	8.02	(0.01)	—	(0.01)	45.39	21.47	75,201	1.42 (6)	1.40 (6)	0.03	123
R4	38.39	0.14	8.23	8.37	(0.07)	—	(0.07)	46.69	21.82	74,374	1.11 (6)	1.11 (6)	0.33	123
R5	39.15	0.28	8.37	8.65	(0.26)	—	(0.26)	47.54	22.20	40,582	0.81 (6)	0.80 (6)	0.63	123
R6	39.36	0.31	8.42	8.73	(0.29)	—	(0.29)	47.80	22.33	70,142	0.71 (6)	0.71 (6)	0.71	123
Y	39.36	0.30	8.41	8.71	(0.29)	—	(0.29)	47.78	22.27	184,502	0.72 (6)	0.72 (6)	0.70	123
F (7)	38.15	0.18	3.73	3.91	—	—	—	42.06	10.28 (4)	1,103,972	0.71 (5)(6)	0.71 (5)(6)	0.65 (5)	123
Hartford Core Equity Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 49.41	$ 0.15	$ (5.76)	$ (5.61)	$ (0.24)	$ (1.25)	$ (1.49)	$ 42.31	(11.77)% (4)	$ 1,521,469	0.69% (5)	0.69% (5)	0.63% (5)	12%
C	44.63	(0.03)	(5.20)	(5.23)	—	(1.25)	(1.25)	38.15	(12.10) (4)	489,344	1.45 (5)	1.45 (5)	(0.13) (5)	12
I	49.59	0.20	(5.76)	(5.56)	(0.35)	(1.25)	(1.60)	42.43	(11.66) (4)	4,016,387	0.45 (5)	0.45 (5)	0.86 (5)	12
R3	50.06	0.06	(5.85)	(5.79)	(0.08)	(1.25)	(1.33)	42.94	(11.93) (4)	64,081	1.07 (5)	1.06 (5)	0.26 (5)	12
R4	51.01	0.14	(5.94)	(5.80)	(0.22)	(1.25)	(1.47)	43.74	(11.77) (4)	184,587	0.76 (5)	0.73 (5)	0.59 (5)	12
R5	49.99	0.20	(5.81)	(5.61)	(0.34)	(1.25)	(1.59)	42.79	(11.66) (4)	182,845	0.46 (5)	0.46 (5)	0.86 (5)	12
R6	50.24	0.23	(5.84)	(5.61)	(0.39)	(1.25)	(1.64)	42.99	(11.62) (4)	1,017,690	0.36 (5)	0.36 (5)	0.96 (5)	12
Y	50.20	0.21	(5.84)	(5.63)	(0.35)	(1.25)	(1.60)	42.97	(11.65) (4)	686,040	0.46 (5)	0.45 (5)	0.88 (5)	12
F	49.65	0.23	(5.77)	(5.54)	(0.39)	(1.25)	(1.64)	42.47	(11.62) (4)	2,682,741	0.36 (5)	0.36 (5)	0.96 (5)	12
For the Year Ended October 31, 2021
A	$ 36.04	$ 0.23	$ 13.36	$ 13.59	$ (0.22)	$ —	$ (0.22)	$ 49.41	37.85%	$ 1,681,155	0.70%	0.70%	0.52%	13%
C	32.62	(0.09)	12.10	12.01	—	—	—	44.63	36.82	583,876	1.45	1.45	(0.23)	13
I	36.16	0.34	13.40	13.74	(0.31)	—	(0.31)	49.59	38.19	4,700,782	0.45	0.45	0.77	13
R3	36.54	0.07	13.56	13.63	(0.11)	—	(0.11)	50.06	37.38	71,617	1.07	1.06	0.16	13
R4	37.20	0.23	13.79	14.02	(0.21)	—	(0.21)	51.01	37.82	239,198	0.76	0.72	0.50	13
R5	36.44	0.34	13.51	13.85	(0.30)	—	(0.30)	49.99	38.17	225,017	0.46	0.46	0.76	13
R6	36.62	0.39	13.57	13.96	(0.34)	—	(0.34)	50.24	38.31	1,045,661	0.36	0.36	0.86	13
Y	36.60	0.35	13.56	13.91	(0.31)	—	(0.31)	50.20	38.20	903,952	0.46	0.44	0.78	13
F	36.19	0.38	13.42	13.80	(0.34)	—	(0.34)	49.65	38.33	3,213,368	0.36	0.36	0.86	13
The accompanying notes are an integral part of these financial statements.
64

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2020
A	$ 33.40	$ 0.26	$ 3.23	$ 3.49	$ (0.23)	$ (0.62)	$ (0.85)	$ 36.04	10.58%	$ 1,140,994	0.73%	0.72%	0.77%	22%
C	30.35	0.01	2.92	2.93	(0.04)	(0.62)	(0.66)	32.62	9.74	443,989	1.47	1.47	0.03	22
I	33.50	0.35	3.24	3.59	(0.31)	(0.62)	(0.93)	36.16	10.87	2,936,718	0.46	0.46	1.03	22
R3	33.86	0.15	3.26	3.41	(0.11)	(0.62)	(0.73)	36.54	10.17	46,674	1.07	1.07	0.43	22
R4	34.44	0.27	3.33	3.60	(0.22)	(0.62)	(0.84)	37.20	10.58	169,267	0.78	0.73	0.77	22
R5	33.75	0.36	3.25	3.61	(0.30)	(0.62)	(0.92)	36.44	10.85	188,738	0.47	0.47	1.04	22
R6	33.91	0.38	3.29	3.67	(0.34)	(0.62)	(0.96)	36.62	10.96	746,018	0.38	0.38	1.10	22
Y	33.90	0.36	3.28	3.64	(0.32)	(0.62)	(0.94)	36.60	10.89	668,655	0.47	0.45	1.05	22
F	33.52	0.38	3.25	3.63	(0.34)	(0.62)	(0.96)	36.19	10.97	2,251,700	0.38	0.38	1.12	22
For the Year Ended October 31, 2019
A	$ 30.17	$ 0.27	$ 4.40	$ 4.67	$ (0.21)	$ (1.23)	$ (1.44)	$ 33.40	16.60%	$ 881,587	0.74%	0.73%	0.88%	15%
C	27.53	0.04	4.01	4.05	—	(1.23)	(1.23)	30.35	15.71	366,553	1.47	1.47	0.14	15
I	30.26	0.35	4.40	4.75	(0.28)	(1.23)	(1.51)	33.50	16.91	1,740,669	0.47	0.47	1.14	15
R3	30.52	0.16	4.48	4.64	(0.07)	(1.23)	(1.30)	33.86	16.18	34,158	1.10	1.10	0.52	15
R4	31.03	0.28	4.54	4.82	(0.18)	(1.23)	(1.41)	34.44	16.59	150,159	0.77	0.74	0.88	15
R5	30.47	0.35	4.44	4.79	(0.28)	(1.23)	(1.51)	33.75	16.90	231,879	0.49	0.49	1.13	15
R6	30.61	0.38	4.46	4.84	(0.31)	(1.23)	(1.54)	33.91	17.01	259,706	0.38	0.38	1.22	15
Y	30.61	0.37	4.45	4.82	(0.30)	(1.23)	(1.53)	33.90	16.94	371,580	0.46	0.43	1.18	15
F	30.28	0.38	4.40	4.78	(0.31)	(1.23)	(1.54)	33.52	17.00	1,655,619	0.38	0.38	1.21	15
For the Year Ended October 31, 2018
A	$ 28.53	$ 0.22	$ 2.42	$ 2.64	$ (0.25)	$ (0.75)	$ (1.00)	$ 30.17	9.41%	$ 666,354	0.74%	0.74%	0.73%	22%
C	26.13	—	2.22	2.22	(0.07)	(0.75)	(0.82)	27.53	8.61	293,064	1.48	1.48	—	22
I	28.60	0.30	2.43	2.73	(0.32)	(0.75)	(1.07)	30.26	9.72	1,130,600	0.47	0.47	1.00	22
R3	28.85	0.12	2.44	2.56	(0.14)	(0.75)	(0.89)	30.52	9.02	34,765	1.10	1.10	0.38	22
R4	29.32	0.22	2.48	2.70	(0.24)	(0.75)	(0.99)	31.03	9.37	144,866	0.79	0.76	0.72	22
R5	28.81	0.30	2.44	2.74	(0.33)	(0.75)	(1.08)	30.47	9.69	201,510	0.49	0.49	0.99	22
R6	28.93	0.33	2.45	2.78	(0.35)	(0.75)	(1.10)	30.61	9.80	146,643	0.39	0.39	1.08	22
Y	28.93	0.32	2.45	2.77	(0.34)	(0.75)	(1.09)	30.61	9.77	216,788	0.42	0.42	1.06	22
F	28.63	0.33	2.42	2.75	(0.35)	(0.75)	(1.10)	30.28	9.80	635,245	0.39	0.39	1.09	22
For the Year Ended October 31, 2017
A	$ 23.87	$ 0.27	$ 4.70	$ 4.97	$ (0.12)	$ (0.19)	$ (0.31)	$ 28.53	21.06%	$ 631,817	0.75%	0.75%	1.05%	39%
C	21.94	0.07	4.33	4.40	(0.02)	(0.19)	(0.21)	26.13	20.20	316,886	1.50	1.50	0.30	39
I	23.93	0.34	4.71	5.05	(0.19)	(0.19)	(0.38)	28.60	21.37	982,686	0.52	0.52	1.30	39
R3	24.18	0.19	4.77	4.96	(0.10)	(0.19)	(0.29)	28.85	20.71	43,004	1.11	1.09	0.72	39
R4	24.54	0.27	4.84	5.11	(0.14)	(0.19)	(0.33)	29.32	21.05	172,584	0.81	0.79	1.01	39
R5	24.10	0.35	4.75	5.10	(0.20)	(0.19)	(0.39)	28.81	21.41	192,359	0.51	0.49	1.31	39
R6	24.19	0.37	4.77	5.14	(0.21)	(0.19)	(0.40)	28.93	21.52	118,527	0.41	0.41	1.38	39
Y	24.20	0.35	4.78	5.13	(0.21)	(0.19)	(0.40)	28.93	21.47	148,542	0.42	0.42	1.33	39
F (7)	26.05	0.26	2.32	2.58	—	—	—	28.63	9.90 (4)	585,057	0.41 (5)	0.41 (5)	1.39 (5)	39
The accompanying notes are an integral part of these financial statements.
65

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 34.32	$ 0.17	$ (0.81)	$ (0.64)	$ (0.19)	$ (1.62)	$ (1.81)	$ 31.87	(2.08)% (4)	$ 4,622,677	0.95% (5)	0.95% (5)	1.02% (5)	9%
C	32.94	0.04	(0.77)	(0.73)	(0.08)	(1.62)	(1.70)	30.51	(2.44) (4)	189,374	1.73 (5)	1.73 (5)	0.25 (5)	9
I	34.12	0.21	(0.80)	(0.59)	(0.23)	(1.62)	(1.85)	31.68	(1.95) (4)	3,747,830	0.70 (5)	0.70 (5)	1.27 (5)	9
R3	34.88	0.11	(0.82)	(0.71)	(0.12)	(1.62)	(1.74)	32.43	(2.23) (4)	59,538	1.33 (5)	1.32 (5)	0.66 (5)	9
R4	35.17	0.16	(0.82)	(0.66)	(0.18)	(1.62)	(1.80)	32.71	(2.10) (4)	98,838	1.03 (5)	1.03 (5)	0.94 (5)	9
R5	35.33	0.21	(0.82)	(0.61)	(0.23)	(1.62)	(1.85)	32.87	(1.95) (4)	261,309	0.72 (5)	0.72 (5)	1.25 (5)	9
R6	35.34	0.23	(0.83)	(0.60)	(0.25)	(1.62)	(1.87)	32.87	(1.93) (4)	550,661	0.63 (5)	0.63 (5)	1.35 (5)	9
Y	35.34	0.22	(0.82)	(0.60)	(0.24)	(1.62)	(1.86)	32.88	(1.92) (4)	901,070	0.73 (5)	0.67 (5)	1.30 (5)	9
F	34.10	0.22	(0.80)	(0.58)	(0.25)	(1.62)	(1.87)	31.65	(1.94) (4)	5,156,830	0.62 (5)	0.62 (5)	1.35 (5)	9
For the Year Ended October 31, 2021
A	$ 24.26	$ 0.33	$ 10.63	$ 10.96	$ (0.33)	$ (0.57)	$ (0.90)	$ 34.32	46.01%	$ 4,733,858	0.97%	0.97%	1.07%	18%
C	23.31	0.09	10.22	10.31	(0.11)	(0.57)	(0.68)	32.94	44.92	169,569	1.75	1.75	0.30	18
I	24.12	0.40	10.58	10.98	(0.41)	(0.57)	(0.98)	34.12	46.39	3,178,645	0.71	0.71	1.30	18
R3	24.65	0.22	10.80	11.02	(0.22)	(0.57)	(0.79)	34.88	45.43	66,751	1.35	1.35	0.70	18
R4	24.84	0.32	10.89	11.21	(0.31)	(0.57)	(0.88)	35.17	45.92	106,561	1.03	1.03	1.01	18
R5	24.95	0.41	10.95	11.36	(0.41)	(0.57)	(0.98)	35.33	46.35	265,832	0.73	0.73	1.30	18
R6	24.95	0.44	10.96	11.40	(0.44)	(0.57)	(1.01)	35.34	46.52	470,425	0.63	0.63	1.37	18
Y	24.95	0.44	10.94	11.38	(0.42)	(0.57)	(0.99)	35.34	46.47	929,283	0.74	0.67	1.38	18
F	24.10	0.43	10.58	11.01	(0.44)	(0.57)	(1.01)	34.10	46.55	4,746,178	0.63	0.63	1.40	18
For the Year Ended October 31, 2020
A	$ 25.93	$ 0.39	$ (0.94)	$ (0.55)	$ (0.37)	$ (0.75)	$ (1.12)	$ 24.26	(2.20)%	$ 3,385,907	1.00%	1.00%	1.61%	28%
C	24.96	0.20	(0.92)	(0.72)	(0.18)	(0.75)	(0.93)	23.31	(3.01)	138,431	1.78	1.78	0.84	28
I	25.80	0.45	(0.94)	(0.49)	(0.44)	(0.75)	(1.19)	24.12	(1.97)	1,681,761	0.73	0.73	1.86	28
R3	26.32	0.31	(0.95)	(0.64)	(0.28)	(0.75)	(1.03)	24.65	(2.54)	54,642	1.35	1.35	1.26	28
R4	26.52	0.39	(0.97)	(0.58)	(0.35)	(0.75)	(1.10)	24.84	(2.26)	82,299	1.05	1.05	1.56	28
R5	26.64	0.47	(0.98)	(0.51)	(0.43)	(0.75)	(1.18)	24.95	(1.97)	177,851	0.74	0.74	1.86	28
R6	26.64	0.49	(0.97)	(0.48)	(0.46)	(0.75)	(1.21)	24.95	(1.87)	196,065	0.65	0.65	1.94	28
Y	26.64	0.48	(0.97)	(0.49)	(0.45)	(0.75)	(1.20)	24.95	(1.91)	735,618	0.73	0.68	1.92	28
F	25.78	0.48	(0.95)	(0.47)	(0.46)	(0.75)	(1.21)	24.10	(1.89)	2,736,317	0.64	0.64	1.96	28
For the Year Ended October 31, 2019
A	$ 25.63	$ 0.40	$ 2.63	$ 3.03	$ (0.38)	$ (2.35)	$ (2.73)	$ 25.93	13.75%	$ 3,739,696	1.00%	0.99%	1.65%	22%
C	24.75	0.21	2.53	2.74	(0.18)	(2.35)	(2.53)	24.96	12.92	192,715	1.77	1.77	0.89	22
I	25.51	0.46	2.63	3.09	(0.45)	(2.35)	(2.80)	25.80	14.08	1,079,962	0.73	0.73	1.89	22
R3	25.97	0.32	2.67	2.99	(0.29)	(2.35)	(2.64)	26.32	13.33	66,115	1.36	1.35	1.30	22
R4	26.14	0.40	2.69	3.09	(0.36)	(2.35)	(2.71)	26.52	13.71	111,451	1.04	1.04	1.61	22
R5	26.25	0.47	2.71	3.18	(0.44)	(2.35)	(2.79)	26.64	14.05	193,707	0.74	0.74	1.89	22
R6	26.25	0.50	2.71	3.21	(0.47)	(2.35)	(2.82)	26.64	14.16	119,159	0.64	0.64	1.98	22
Y	26.25	0.49	2.70	3.19	(0.45)	(2.35)	(2.80)	26.64	14.10	696,309	0.71	0.68	1.96	22
F	25.50	0.49	2.61	3.10	(0.47)	(2.35)	(2.82)	25.78	14.15	2,844,206	0.64	0.64	2.00	22
The accompanying notes are an integral part of these financial statements.
66

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2018
A	$ 27.46	$ 0.39	$ 0.80	$ 1.19	$ (0.38)	$ (2.64)	$ (3.02)	$ 25.63	4.38%	$ 3,521,062	0.99%	0.99%	1.49%	31%
C	26.62	0.19	0.77	0.96	(0.19)	(2.64)	(2.83)	24.75	3.58	228,076	1.76	1.75	0.76	31
I	27.35	0.46	0.79	1.25	(0.45)	(2.64)	(3.09)	25.51	4.68	847,646	0.73	0.73	1.75	31
R3	27.78	0.30	0.81	1.11	(0.28)	(2.64)	(2.92)	25.97	4.03	72,723	1.35	1.35	1.13	31
R4	27.95	0.39	0.80	1.19	(0.36)	(2.64)	(3.00)	26.14	4.32	131,649	1.04	1.04	1.44	31
R5	28.05	0.47	0.82	1.29	(0.45)	(2.64)	(3.09)	26.25	4.65	146,918	0.74	0.74	1.74	31
R6	28.05	0.49	0.82	1.31	(0.47)	(2.64)	(3.11)	26.25	4.76	74,795	0.64	0.64	1.84	31
Y	28.05	0.49	0.81	1.30	(0.46)	(2.64)	(3.10)	26.25	4.72	616,454	0.68	0.68	1.80	31
F	27.33	0.48	0.80	1.28	(0.47)	(2.64)	(3.11)	25.50	4.77	2,591,584	0.64	0.64	1.84	31
For the Year Ended October 31, 2017
A	$ 23.49	$ 0.39	$ 4.75	$ 5.14	$ (0.38)	$ (0.79)	$ (1.17)	$ 27.46	22.40%	$ 3,619,123	1.00%	1.00%	1.52%	26%
C	22.80	0.19	4.62	4.81	(0.20)	(0.79)	(0.99)	26.62	21.54	449,961	1.74	1.74	0.78	26
I	23.38	0.44	4.74	5.18	(0.42)	(0.79)	(1.21)	27.35	22.67	775,427	0.80	0.80	1.75	26
R3	23.75	0.30	4.81	5.11	(0.29)	(0.79)	(1.08)	27.78	21.97	77,175	1.35	1.35	1.17	26
R4	23.89	0.38	4.84	5.22	(0.37)	(0.79)	(1.16)	27.95	22.34	142,563	1.05	1.05	1.47	26
R5	23.97	0.46	4.86	5.32	(0.45)	(0.79)	(1.24)	28.05	22.72	132,739	0.74	0.74	1.76	26
R6	23.97	0.46	4.88	5.34	(0.47)	(0.79)	(1.26)	28.05	22.83	10,957	0.65	0.64	1.75	26
Y	23.97	0.50	4.84	5.34	(0.47)	(0.79)	(1.26)	28.05	22.81	605,049	0.66	0.66	1.94	26
F (7)	25.51	0.29	1.86	2.15	(0.33)	—	(0.33)	27.33	8.49 (4)	2,570,906	0.64 (5)	0.64 (5)	1.66 (5)	26
The Hartford Equity Income Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 23.85	$ 0.19	$ (0.13)	$ 0.06	$ (0.21)	$ (1.66)	$ (1.87)	$ 22.04	0.19% (4)	$ 1,851,530	0.97% (5)	0.97% (5)	1.69% (5)	14%
C	23.72	0.10	(0.12)	(0.02)	(0.12)	(1.66)	(1.78)	21.92	(0.15) (4)	141,906	1.75 (5)	1.75 (5)	0.92 (5)	14
I	23.68	0.22	(0.12)	0.10	(0.24)	(1.66)	(1.90)	21.88	0.35 (4)	1,405,296	0.73 (5)	0.73 (5)	1.92 (5)	14
R3	23.89	0.15	(0.13)	0.02	(0.16)	(1.66)	(1.82)	22.09	0.03 (4)	29,708	1.36 (5)	1.36 (5)	1.31 (5)	14
R4	23.93	0.18	(0.12)	0.06	(0.20)	(1.66)	(1.86)	22.13	0.19 (4)	42,868	1.05 (5)	1.05 (5)	1.60 (5)	14
R5	24.07	0.22	(0.12)	0.10	(0.24)	(1.66)	(1.90)	22.27	0.34 (4)	74,167	0.76 (5)	0.76 (5)	1.91 (5)	14
R6	24.13	0.23	(0.12)	0.11	(0.25)	(1.66)	(1.91)	22.33	0.39 (4)	87,611	0.65 (5)	0.65 (5)	2.01 (5)	14
Y	24.14	0.22	(0.12)	0.10	(0.24)	(1.66)	(1.90)	22.34	0.35 (4)	117,268	0.73 (5)	0.73 (5)	1.93 (5)	14
F	23.68	0.23	(0.12)	0.11	(0.25)	(1.66)	(1.91)	21.88	0.40 (4)	1,083,715	0.64 (5)	0.64 (5)	2.02 (5)	14
For the Year Ended October 31, 2021
A	$ 17.55	$ 0.34	$ 6.50	$ 6.84	$ (0.34)	$ (0.20)	$ (0.54)	$ 23.85	39.45%	$ 1,864,492	0.98%	0.98%	1.57%	24%
C	17.46	0.18	6.44	6.62	(0.16)	(0.20)	(0.36)	23.72	38.31	162,393	1.75	1.75	0.85	24
I	17.44	0.39	6.44	6.83	(0.39)	(0.20)	(0.59)	23.68	39.69	1,360,339	0.74	0.74	1.81	24
R3	17.59	0.26	6.50	6.76	(0.26)	(0.20)	(0.46)	23.89	38.83	33,485	1.36	1.35	1.21	24
R4	17.62	0.33	6.50	6.83	(0.32)	(0.20)	(0.52)	23.93	39.25	49,923	1.05	1.05	1.52	24
R5	17.71	0.40	6.55	6.95	(0.39)	(0.20)	(0.59)	24.07	39.75	80,991	0.75	0.75	1.80	24
R6	17.76	0.42	6.56	6.98	(0.41)	(0.20)	(0.61)	24.13	39.82	81,643	0.65	0.65	1.90	24
Y	17.76	0.40	6.57	6.97	(0.39)	(0.20)	(0.59)	24.14	39.77	120,502	0.74	0.73	1.81	24
F	17.44	0.41	6.44	6.85	(0.41)	(0.20)	(0.61)	23.68	39.81	1,141,345	0.65	0.65	1.92	24
The accompanying notes are an integral part of these financial statements.
67

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2020
A	$ 19.99	$ 0.34	$ (1.21)	$ (0.87)	$ (0.31)	$ (1.26)	$ (1.57)	$ 17.55	(4.68)%	$ 1,365,895	1.00%	1.00%	1.89%	31%
C	19.88	0.21	(1.20)	(0.99)	(0.17)	(1.26)	(1.43)	17.46	(5.38)	191,917	1.76	1.76	1.15	31
I	19.88	0.38	(1.20)	(0.82)	(0.36)	(1.26)	(1.62)	17.44	(4.44)	977,950	0.74	0.74	2.13	31
R3	20.02	0.28	(1.20)	(0.92)	(0.25)	(1.26)	(1.51)	17.59	(4.97)	31,778	1.36	1.36	1.55	31
R4	20.06	0.33	(1.21)	(0.88)	(0.30)	(1.26)	(1.56)	17.62	(4.72)	41,386	1.05	1.05	1.85	31
R5	20.16	0.39	(1.22)	(0.83)	(0.36)	(1.26)	(1.62)	17.71	(4.46)	56,329	0.77	0.77	2.14	31
R6	20.21	0.40	(1.21)	(0.81)	(0.38)	(1.26)	(1.64)	17.76	(4.34)	55,448	0.66	0.66	2.22	31
Y	20.22	0.40	(1.23)	(0.83)	(0.37)	(1.26)	(1.63)	17.76	(4.40)	81,615	0.76	0.71	2.20	31
F	19.87	0.40	(1.19)	(0.79)	(0.38)	(1.26)	(1.64)	17.44	(4.31)	889,727	0.66	0.66	2.23	31
For the Year Ended October 31, 2019
A	$ 19.39	$ 0.38	$ 2.02	$ 2.40	$ (0.36)	$ (1.44)	$ (1.80)	$ 19.99	13.88%	$ 1,565,663	1.00%	1.00%	2.01%	21%
C	19.29	0.24	2.00	2.24	(0.21)	(1.44)	(1.65)	19.88	13.00	292,388	1.76	1.76	1.27	21
I	19.29	0.43	2.01	2.44	(0.41)	(1.44)	(1.85)	19.88	14.17	959,142	0.75	0.75	2.26	21
R3	19.41	0.32	2.02	2.34	(0.29)	(1.44)	(1.73)	20.02	13.48	43,474	1.36	1.36	1.66	21
R4	19.44	0.37	2.04	2.41	(0.35)	(1.44)	(1.79)	20.06	13.85	53,957	1.07	1.07	1.96	21
R5	19.54	0.43	2.04	2.47	(0.41)	(1.44)	(1.85)	20.16	14.14	81,758	0.76	0.76	2.25	21
R6	19.58	0.45	2.05	2.50	(0.43)	(1.44)	(1.87)	20.21	14.29	52,201	0.66	0.66	2.33	21
Y	19.58	0.45	2.05	2.50	(0.42)	(1.44)	(1.86)	20.22	14.21	105,015	0.73	0.71	2.34	21
F	19.29	0.44	2.01	2.45	(0.43)	(1.44)	(1.87)	19.87	14.24	922,012	0.66	0.66	2.34	21
For the Year Ended October 31, 2018
A	$ 20.64	$ 0.38	$ (0.24)	$ 0.14	$ (0.35)	$ (1.04)	$ (1.39)	$ 19.39	0.49%	$ 1,508,580	1.00%	1.00%	1.90%	22%
C	20.53	0.23	(0.23)	—	(0.20)	(1.04)	(1.24)	19.29	(0.22)	330,741	1.75	1.75	1.16	22
I	20.54	0.43	(0.24)	0.19	(0.40)	(1.04)	(1.44)	19.29	0.77	1,157,708	0.74	0.74	2.14	22
R3	20.66	0.31	(0.25)	0.06	(0.27)	(1.04)	(1.31)	19.41	0.12	46,820	1.36	1.36	1.53	22
R4	20.69	0.37	(0.24)	0.13	(0.34)	(1.04)	(1.38)	19.44	0.43	70,446	1.06	1.06	1.83	22
R5	20.78	0.43	(0.23)	0.20	(0.40)	(1.04)	(1.44)	19.54	0.78	79,557	0.76	0.76	2.13	22
R6	20.83	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.58	0.83	34,957	0.66	0.66	2.22	22
Y	20.83	0.45	(0.25)	0.20	(0.41)	(1.04)	(1.45)	19.58	0.79	140,057	0.70	0.70	2.19	22
F	20.54	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.29	0.85	774,529	0.65	0.65	2.23	22
For the Year Ended October 31, 2017
A	$ 17.97	$ 0.35	$ 3.24	$ 3.59	$ (0.32)	$ (0.60)	$ (0.92)	$ 20.64	20.51%	$ 1,685,398	1.00%	1.00%	1.83%	16%
C	17.89	0.21	3.21	3.42	(0.18)	(0.60)	(0.78)	20.53	19.56	449,104	1.74	1.74	1.09	16
I	17.89	0.39	3.23	3.62	(0.37)	(0.60)	(0.97)	20.54	20.76	1,111,235	0.78	0.78	2.03	16
R3	17.99	0.28	3.24	3.52	(0.25)	(0.60)	(0.85)	20.66	20.06	57,341	1.37	1.37	1.46	16
R4	18.02	0.34	3.24	3.58	(0.31)	(0.60)	(0.91)	20.69	20.39	79,632	1.06	1.06	1.77	16
R5	18.09	0.40	3.26	3.66	(0.37)	(0.60)	(0.97)	20.78	20.77	83,048	0.76	0.76	2.06	16
R6	18.13	0.41	3.28	3.69	(0.39)	(0.60)	(0.99)	20.83	20.91	29,284	0.66	0.66	2.10	16
Y	18.13	0.45	3.23	3.68	(0.38)	(0.60)	(0.98)	20.83	20.88	141,479	0.67	0.67	2.35	16
F (7)	19.22	0.24	1.37	1.61	(0.29)	—	(0.29)	20.54	8.45 (4)	674,626	0.66 (5)	0.66 (5)	1.84 (5)	16
The accompanying notes are an integral part of these financial statements.
68

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 62.10	$ (0.20)	$ (15.21)	$ (15.41)	$ —	$ (11.96)	$ (11.96)	$ 34.73	(29.91)% (4)	$ 2,410,094	1.08% (5)	1.07% (5)	(0.87)% (5)	54%
C	25.14	(0.10)	(4.30)	(4.40)	—	(11.96)	(11.96)	8.78	(30.19) (4)	176,334	1.86 (5)	1.86 (5)	(1.66) (5)	54
I	67.29	(0.16)	(16.77)	(16.93)	—	(11.96)	(11.96)	38.40	(29.85) (4)	1,293,315	0.85 (5)	0.85 (5)	(0.65) (5)	54
R3	61.55	(0.28)	(15.04)	(15.32)	—	(11.96)	(11.96)	34.27	(30.05) (4)	36,273	1.45 (5)	1.45 (5)	(1.25) (5)	54
R4	67.45	(0.24)	(16.80)	(17.04)	—	(11.96)	(11.96)	38.45	(29.96) (4)	49,959	1.15 (5)	1.15 (5)	(0.96) (5)	54
R5	72.75	(0.18)	(18.37)	(18.55)	—	(11.96)	(11.96)	42.24	(29.84) (4)	16,403	0.85 (5)	0.85 (5)	(0.66) (5)	54
R6	74.55	(0.15)	(18.92)	(19.07)	—	(11.96)	(11.96)	43.52	(29.81) (4)	49,294	0.74 (5)	0.74 (5)	(0.54) (5)	54
Y	74.41	(0.18)	(18.87)	(19.05)	—	(11.96)	(11.96)	43.40	(29.84) (4)	392,950	0.84 (5)	0.84 (5)	(0.65) (5)	54
F	67.69	(0.14)	(16.88)	(17.02)	—	(11.96)	(11.96)	38.71	(29.80) (4)	806,062	0.74 (5)	0.74 (5)	(0.54) (5)	54
For the Year Ended October 31, 2021
A	$ 54.65	$ (0.47)	$ 15.83	$ 15.36	$ —	$ (7.91)	$ (7.91)	$ 62.10	30.45%	$ 3,650,083	1.07%	1.06%	(0.80)%	87%
C	26.47	(0.38)	6.96	6.58	—	(7.91)	(7.91)	25.14	29.47	321,097	1.83	1.83	(1.57)	87
I	58.51	(0.36)	17.05	16.69	—	(7.91)	(7.91)	67.29	30.75	2,124,160	0.82	0.82	(0.56)	87
R3	54.41	(0.68)	15.73	15.05	—	(7.91)	(7.91)	61.55	29.96	51,824	1.45	1.44	(1.18)	87
R4	58.79	(0.56)	17.13	16.57	—	(7.91)	(7.91)	67.45	30.36	76,404	1.14	1.14	(0.88)	87
R5	62.69	(0.39)	18.36	17.97	—	(7.91)	(7.91)	72.75	30.74	25,000	0.84	0.84	(0.58)	87
R6	64.01	(0.34)	18.79	18.45	—	(7.91)	(7.91)	74.55	30.87	72,428	0.74	0.74	(0.49)	87
Y	63.96	(0.40)	18.76	18.36	—	(7.91)	(7.91)	74.41	30.74	565,204	0.84	0.83	(0.57)	87
F	58.77	(0.31)	17.14	16.83	—	(7.91)	(7.91)	67.69	30.87	1,197,268	0.73	0.73	(0.48)	87
For the Year Ended October 31, 2020
A	$ 39.45	$ (0.30)	$ 18.03	$ 17.73	$ —	$ (2.53)	$ (2.53)	$ 54.65	47.69%	$ 2,939,376	1.10%	1.09%	(0.66)%	118%
C	20.50	(0.31)	8.81	8.50	—	(2.53)	(2.53)	26.47	46.64	322,226	1.85	1.85	(1.41)	118
I	41.95	(0.19)	19.28	19.09	—	(2.53)	(2.53)	58.51	48.12	1,722,100	0.83	0.83	(0.39)	118
R3	39.41	(0.44)	17.97	17.53	—	(2.53)	(2.53)	54.41	47.21	47,880	1.44	1.43	(0.99)	118
R4	42.26	(0.33)	19.39	19.06	—	(2.53)	(2.53)	58.79	47.67	70,918	1.13	1.13	(0.69)	118
R5	44.78	(0.20)	20.64	20.44	—	(2.53)	(2.53)	62.69	48.09	23,170	0.85	0.85	(0.40)	118
R6	45.63	(0.17)	21.08	20.91	—	(2.53)	(2.53)	64.01	48.23	40,559	0.74	0.74	(0.31)	118
Y	45.62	(0.20)	21.07	20.87	—	(2.53)	(2.53)	63.96	48.15	433,672	0.83	0.78	(0.38)	118
F	42.09	(0.15)	19.36	19.21	—	(2.53)	(2.53)	58.77	48.25	795,206	0.74	0.74	(0.31)	118
For the Year Ended October 31, 2019
A	$ 45.89	$ (0.25)	$ 4.35	$ 4.10	$ —	$ (10.54)	$ (10.54)	$ 39.45	13.64%	$ 2,089,246	1.12%	1.11%	(0.64)%	66%
C	29.36	(0.29)	1.97	1.68	—	(10.54)	(10.54)	20.50	12.79	281,545	1.86	1.86	(1.39)	66
I	47.99	(0.16)	4.66	4.50	—	(10.54)	(10.54)	41.95	13.94	1,500,756	0.85	0.85	(0.38)	66
R3	45.98	(0.39)	4.36	3.97	—	(10.54)	(10.54)	39.41	13.25	44,757	1.47	1.46	(1.00)	66
R4	48.38	(0.29)	4.71	4.42	—	(10.54)	(10.54)	42.26	13.57	67,104	1.15	1.15	(0.69)	66
R5	50.48	(0.17)	5.01	4.84	—	(10.54)	(10.54)	44.78	13.92	25,396	0.85	0.85	(0.39)	66
R6	51.18	(0.13)	5.12	4.99	—	(10.54)	(10.54)	45.63	14.03	22,765	0.75	0.75	(0.29)	66
Y	51.18	(0.15)	5.13	4.98	—	(10.54)	(10.54)	45.62	14.00	164,390	0.83	0.79	(0.33)	66
F	48.07	(0.12)	4.68	4.56	—	(10.54)	(10.54)	42.09	14.07	526,379	0.74	0.74	(0.28)	66
The accompanying notes are an integral part of these financial statements.
69

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2018
A	$ 46.20	$ (0.29)	$ 3.86	$ 3.57	$ —	$ (3.88)	$ (3.88)	$ 45.89	8.31%	$ 2,013,200	1.11%	1.11%	(0.61)%	122%
C	31.15	(0.41)	2.50	2.09	—	(3.88)	(3.88)	29.36	7.49	321,653	1.85	1.85	(1.35)	122
I	48.01	(0.17)	4.03	3.86	—	(3.88)	(3.88)	47.99	8.62	1,674,141	0.84	0.84	(0.34)	122
R3	46.43	(0.45)	3.88	3.43	—	(3.88)	(3.88)	45.98	7.94	47,707	1.46	1.45	(0.95)	122
R4	48.52	(0.32)	4.06	3.74	—	(3.88)	(3.88)	48.38	8.28	79,229	1.15	1.15	(0.65)	122
R5	50.31	(0.18)	4.23	4.05	—	(3.88)	(3.88)	50.48	8.60	19,708	0.86	0.86	(0.35)	122
R6	50.91	(0.14)	4.29	4.15	—	(3.88)	(3.88)	51.18	8.71	12,061	0.75	0.75	(0.26)	122
Y	50.92	(0.15)	4.29	4.14	—	(3.88)	(3.88)	51.18	8.68	127,721	0.78	0.78	(0.28)	122
F	48.05	(0.12)	4.02	3.90	—	(3.88)	(3.88)	48.07	8.71	401,565	0.75	0.75	(0.25)	122
For the Year Ended October 31, 2017
A	$ 37.66	$ (0.23)	$ 10.17	$ 9.94	$ —	$ (1.40)	$ (1.40)	$ 46.20	27.40%	$ 1,914,743	1.11%	1.10%	(0.57)%	119%
C	26.03	(0.36)	6.88	6.52	—	(1.40)	(1.40)	31.15	26.46	412,184	1.86	1.86	(1.32)	119
I	39.00	(0.15)	10.56	10.41	—	(1.40)	(1.40)	48.01	27.67	1,546,058	0.89	0.89	(0.35)	119
R3	37.96	(0.37)	10.24	9.87	—	(1.40)	(1.40)	46.43	26.95	48,315	1.46	1.45	(0.92)	119
R4	39.50	(0.26)	10.68	10.42	—	(1.40)	(1.40)	48.52	27.33	81,413	1.15	1.15	(0.62)	119
R5	40.78	(0.14)	11.07	10.93	—	(1.40)	(1.40)	50.31	27.74	16,530	0.86	0.85	(0.32)	119
R6	41.21	(0.12)	11.22	11.10	—	(1.40)	(1.40)	50.91	27.86	4,554	0.76	0.75	(0.26)	119
Y	41.23	(0.09)	11.18	11.09	—	(1.40)	(1.40)	50.92	27.83	104,645	0.77	0.77	(0.22)	119
F (7)	40.07	(0.10)	8.08	7.98	—	—	—	48.05	19.92 (4)	617,087	0.75 (5)	0.75 (5)	(0.34) (5)	119
The Hartford Healthcare Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 44.57	$ (0.05)	$ (5.67)	$ (5.72)	$ —	$ (4.37)	$ (4.37)	$ 34.48	(13.86)% (4)	$ 730,398	1.26% (5)	1.25% (5)	(0.28)% (5)	22%
C	32.92	(0.15)	(4.05)	(4.20)	—	(4.37)	(4.37)	24.35	(14.19) (4)	101,066	2.03 (5)	2.03 (5)	(1.06) (5)	22
I	47.93	(0.01)	(6.13)	(6.14)	—	(4.37)	(4.37)	37.42	(13.76) (4)	349,620	1.01 (5)	1.01 (5)	(0.03) (5)	22
R3	45.63	(0.13)	(5.80)	(5.93)	—	(4.37)	(4.37)	35.33	(14.01) (4)	25,393	1.61 (5)	1.61 (5)	(0.64) (5)	22
R4	49.12	(0.07)	(6.29)	(6.36)	—	(4.37)	(4.37)	38.39	(13.88) (4)	20,032	1.31 (5)	1.31 (5)	(0.34) (5)	22
R5	52.49	(0.01)	(6.76)	(6.77)	—	(4.37)	(4.37)	41.35	(13.76) (4)	10,214	1.01 (5)	1.01 (5)	(0.04) (5)	22
R6	53.47	0.02	(6.90)	(6.88)	—	(4.37)	(4.37)	42.22	(13.72) (4)	5,579	0.89 (5)	0.89 (5)	0.08 (5)	22
Y	53.38	(0.01)	(6.88)	(6.89)	—	(4.37)	(4.37)	42.12	(13.76) (4)	102,975	1.00 (5)	1.00 (5)	(0.03) (5)	22
F	48.18	0.02	(6.17)	(6.15)	—	(4.37)	(4.37)	37.66	(13.70) (4)	37,818	0.89 (5)	0.89 (5)	0.08 (5)	22
For the Year Ended October 31, 2021
A	$ 40.91	$ (0.15)	$ 8.98	$ 8.83	$ —	$ (5.17)	$ (5.17)	$ 44.57	22.88%	$ 883,719	1.25%	1.24%	(0.36)%	51%
C	31.63	(0.36)	6.82	6.46	—	(5.17)	(5.17)	32.92	21.98	134,574	2.01	2.01	(1.12)	51
I	43.53	(0.04)	9.61	9.57	—	(5.17)	(5.17)	47.93	23.23	463,673	0.98	0.98	(0.10)	51
R3	41.90	(0.31)	9.21	8.90	—	(5.17)	(5.17)	45.63	22.46	32,550	1.59	1.59	(0.70)	51
R4	44.63	(0.19)	9.85	9.66	—	(5.17)	(5.17)	49.12	22.83	25,818	1.29	1.29	(0.40)	51
R5	47.24	(0.06)	10.48	10.42	—	(5.17)	(5.17)	52.49	23.21	12,933	1.00	1.00	(0.11)	51
R6	47.99	0.00 (8)	10.65	10.65	—	(5.17)	(5.17)	53.47	23.33	6,091	0.89	0.89	— (9)	51
Y	47.95	(0.05)	10.65	10.60	—	(5.17)	(5.17)	53.38	23.24	122,793	0.99	0.98	(0.09)	51
F	43.70	0.00 (8)	9.65	9.65	—	(5.17)	(5.17)	48.18	23.34	46,477	0.89	0.89	— (9)	51
The accompanying notes are an integral part of these financial statements.
70

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2020
A	$ 35.63	$ (0.13)	$ 7.77	$ 7.64	$ —	$ (2.36)	$ (2.36)	$ 40.91	22.17%	$ 746,242	1.28%	1.28%	(0.33)%	49%
C	28.24	(0.33)	6.08	5.75	—	(2.36)	(2.36)	31.63	21.21	139,847	2.04	2.04	(1.09)	49
I	37.68	(0.02)	8.23	8.21	—	(2.36)	(2.36)	43.53	22.49	376,518	0.99	0.99	(0.05)	49
R3	36.56	(0.26)	7.96	7.70	—	(2.36)	(2.36)	41.90	21.74	31,090	1.61	1.61	(0.65)	49
R4	38.69	(0.15)	8.45	8.30	—	(2.36)	(2.36)	44.63	22.12	25,078	1.30	1.30	(0.35)	49
R5	40.71	(0.03)	8.92	8.89	—	(2.36)	(2.36)	47.24	22.48	10,937	1.01	1.01	(0.07)	49
R6	41.28	0.02	9.05	9.07	—	(2.36)	(2.36)	47.99	22.61	3,885	0.90	0.90	0.04	49
Y	41.27	(0.01)	9.05	9.04	—	(2.36)	(2.36)	47.95	22.55	97,263	1.00	0.95	(0.01)	49
F	37.79	0.02	8.25	8.27	—	(2.36)	(2.36)	43.70	22.59	34,808	0.90	0.90	0.04	49
For the Year Ended October 31, 2019
A	$ 34.38	$ (0.10)	$ 3.83	$ 3.73	$ —	$ (2.48)	$ (2.48)	$ 35.63	12.02%	$ 666,181	1.30%	1.30%	(0.30)%	35%
C	27.98	(0.28)	3.02	2.74	—	(2.48)	(2.48)	28.24	11.17	138,539	2.05	2.05	(1.06)	35
I	36.11	0.00 (8)	4.05	4.05	—	(2.48)	(2.48)	37.68	12.36	297,000	1.01	1.01	(0.01)	35
R3	35.32	(0.21)	3.93	3.72	—	(2.48)	(2.48)	36.56	11.66	33,948	1.62	1.62	(0.62)	35
R4	37.12	(0.12)	4.17	4.05	—	(2.48)	(2.48)	38.69	12.00	26,699	1.32	1.32	(0.32)	35
R5	38.82	(0.01)	4.38	4.37	—	(2.48)	(2.48)	40.71	12.32	6,170	1.02	1.02	(0.04)	35
R6 (10)	39.22	0.02	2.04	2.06	—	—	—	41.28	5.25 (4)	1,341	0.91 (5)	0.91 (5)	0.06 (5)	35
Y	39.29	0.01	4.45	4.46	—	(2.48)	(2.48)	41.27	12.40	72,515	0.97	0.96	0.03	35
F	36.17	0.02	4.08	4.10	—	(2.48)	(2.48)	37.79	12.48	29,108	0.91	0.91	0.06	35
For the Year Ended October 31, 2018
A	$ 34.86	$ (0.14)	$ 1.45	$ 1.31	$ —	$ (1.79)	$ (1.79)	$ 34.38	3.86%	$ 682,175	1.28%	1.28%	(0.40)%	27%
C	28.90	(0.33)	1.20	0.87	—	(1.79)	(1.79)	27.98	3.10	160,084	2.03	2.02	(1.13)	27
I	36.43	(0.04)	1.51	1.47	—	(1.79)	(1.79)	36.11	4.15	379,392	1.00	1.00	(0.11)	27
R3	35.87	(0.26)	1.50	1.24	—	(1.79)	(1.79)	35.32	3.55	38,412	1.61	1.61	(0.72)	27
R4	37.50	(0.16)	1.57	1.41	—	(1.79)	(1.79)	37.12	3.86	32,373	1.30	1.30	(0.42)	27
R5	39.03	(0.05)	1.63	1.58	—	(1.79)	(1.79)	38.82	4.15	7,757	1.02	1.02	(0.13)	27
Y	39.45	(0.01)	1.64	1.63	—	(1.79)	(1.79)	39.29	4.24	52,896	0.92	0.92	(0.03)	27
F	36.45	—	1.51	1.51	—	(1.79)	(1.79)	36.17	4.26	76,003	0.90	0.90	(0.01)	27
For the Year Ended October 31, 2017
A	$ 30.96	$ (0.12)	$ 7.04	$ 6.92	$ —	$ (3.02)	$ (3.02)	$ 34.86	24.28%	$ 714,694	1.29%	1.29%	(0.36)%	23%
C	26.34	(0.30)	5.88	5.58	—	(3.02)	(3.02)	28.90	23.37	242,421	2.04	2.03	(1.10)	23
I	32.15	(0.04)	7.34	7.30	—	(3.02)	(3.02)	36.43	24.59	351,686	1.03	1.03	(0.11)	23
R3	31.87	(0.23)	7.25	7.02	—	(3.02)	(3.02)	35.87	23.87	45,673	1.61	1.61	(0.68)	23
R4	33.10	(0.13)	7.55	7.42	—	(3.02)	(3.02)	37.50	24.22	35,927	1.31	1.31	(0.38)	23
R5	34.23	(0.03)	7.85	7.82	—	(3.02)	(3.02)	39.03	24.62	6,888	1.01	1.01	(0.08)	23
Y	34.54	(0.01)	7.94	7.93	—	(3.02)	(3.02)	39.45	24.72	45,193	0.93	0.93	(0.02)	23
F (7)	33.96	0.01	2.48	2.49	—	—	—	36.45	7.33 (4)	61,710	0.90 (5)	0.90 (5)	0.04 (5)	23
The Hartford MidCap Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 37.01	$ (0.06)	$ (6.16)	$ (6.22)	$ (0.16)	$ (4.16)	$ (4.32)	$ 26.47	(18.81)% (4)	$ 2,644,946	1.09% (5)	1.09% (5)	(0.36)% (5)	18%
C	22.89	(0.11)	(3.53)	(3.64)	(0.04)	(4.16)	(4.20)	15.05	(19.09) (4)	262,119	1.86 (5)	1.86 (5)	(1.17) (5)	18
I	38.77	(0.02)	(6.48)	(6.50)	(0.23)	(4.16)	(4.39)	27.88	(18.72) (4)	2,122,392	0.89 (5)	0.86 (5)	(0.12) (5)	18
R3	41.94	(0.13)	(7.10)	(7.23)	—	(4.16)	(4.16)	30.55	(18.96) (4)	72,379	1.46 (5)	1.45 (5)	(0.73) (5)	18
R4	44.51	(0.09)	(7.56)	(7.65)	(0.09)	(4.16)	(4.25)	32.61	(18.83) (4)	117,257	1.16 (5)	1.14 (5)	(0.46) (5)	18
R5	46.54	(0.04)	(7.91)	(7.95)	(0.22)	(4.16)	(4.38)	34.21	(18.70) (4)	143,226	0.86 (5)	0.86 (5)	(0.18) (5)	18
R6	47.29	(0.03)	(8.03)	(8.06)	(0.28)	(4.16)	(4.44)	34.79	(18.67) (4)	922,095	0.74 (5)	0.74 (5)	(0.15) (5)	18
Y	47.18	(0.03)	(8.03)	(8.06)	(0.26)	(4.16)	(4.42)	34.70	(18.70) (4)	635,013	0.84 (5)	0.78 (5)	(0.14) (5)	18
F	39.01	0.00 (8)	(6.52)	(6.52)	(0.28)	(4.16)	(4.44)	28.05	(18.68) (4)	2,211,917	0.74 (5)	0.74 (5)	(0.02) (5)	18
The accompanying notes are an integral part of these financial statements.
71

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2021
A	$ 30.63	$ 0.10	$ 10.24	$ 10.34	$ —	$ (3.96)	$ (3.96)	$ 37.01	35.51%	$ 3,446,674	1.08%	1.08%	0.28%	28%
C	20.34	(0.12)	6.63	6.51	—	(3.96)	(3.96)	22.89	34.49	381,566	1.84	1.84	(0.52)	28
I	31.87	0.20	10.66	10.86	—	(3.96)	(3.96)	38.77	35.79	3,960,713	0.86	0.85	0.53	28
R3	34.38	(0.05)	11.57	11.52	—	(3.96)	(3.96)	41.94	35.03	100,113	1.45	1.45	(0.12)	28
R4	36.18	0.08	12.21	12.29	—	(3.96)	(3.96)	44.51	35.45	189,348	1.15	1.13	0.18	28
R5	37.58	0.23	12.69	12.92	—	(3.96)	(3.96)	46.54	35.84	319,470	0.83	0.83	0.52	28
R6	38.09	0.26	12.90	13.16	—	(3.96)	(3.96)	47.29	36.00	1,659,582	0.74	0.74	0.57	28
Y	38.02	0.24	12.88	13.12	—	(3.96)	(3.96)	47.18	35.96	970,296	0.84	0.77	0.52	28
F	32.00	0.23	10.74	10.97	—	(3.96)	(3.96)	39.01	36.01	2,898,529	0.74	0.74	0.61	28
For the Year Ended October 31, 2020
A	$ 30.34	$ (0.08)	$ 2.00	$ 1.92	$ —	$ (1.63)	$ (1.63)	$ 30.63	6.48%	$ 2,724,316	1.11%	1.11%	(0.27)%	45%
C	20.83	(0.20)	1.34	1.14	—	(1.63)	(1.63)	20.34	5.63	380,033	1.87	1.87	(1.02)	45
I	31.43	(0.01)	2.08	2.07	—	(1.63)	(1.63)	31.87	6.74	3,867,925	0.88	0.87	(0.04)	45
R3	33.98	(0.21)	2.24	2.03	—	(1.63)	(1.63)	34.38	6.09	92,023	1.47	1.47	(0.63)	45
R4	35.57	(0.10)	2.34	2.24	—	(1.63)	(1.63)	36.18	6.42	205,114	1.16	1.14	(0.30)	45
R5	36.77	0.00 (8)	2.44	2.44	—	(1.63)	(1.63)	37.58	6.77	371,791	0.85	0.85	0.00 (9)	45
R6	37.22	0.03	2.47	2.50	—	(1.63)	(1.63)	38.09	6.85	1,759,581	0.75	0.75	0.08	45
Y	37.17	0.02	2.46	2.48	—	(1.63)	(1.63)	38.02	6.81	1,144,624	0.85	0.79	0.06	45
F	31.52	0.03	2.08	2.11	—	(1.63)	(1.63)	32.00	6.85	2,422,752	0.75	0.75	0.09	45
For the Year Ended October 31, 2019
A	$ 30.03	$ (0.09)	$ 3.80	$ 3.71	$ —	$ (3.40)	$ (3.40)	$ 30.34	14.93%	$ 2,820,971	1.11%	1.10%	(0.32)%	31%
C	21.90	(0.22)	2.55	2.33	—	(3.40)	(3.40)	20.83	14.10	498,057	1.86	1.86	(1.08)	31
I	30.91	(0.02)	3.94	3.92	—	(3.40)	(3.40)	31.43	15.25	4,168,592	0.85	0.85	(0.06)	31
R3	33.31	(0.22)	4.29	4.07	—	(3.40)	(3.40)	33.98	14.54	96,409	1.45	1.45	(0.67)	31
R4	34.59	(0.12)	4.50	4.38	—	(3.40)	(3.40)	35.57	14.89	266,390	1.16	1.14	(0.36)	31
R5	35.55	(0.02)	4.64	4.62	—	(3.40)	(3.40)	36.77	15.23	497,712	0.84	0.84	(0.07)	31
R6	35.90	0.02	4.70	4.72	—	(3.40)	(3.40)	37.22	15.37	1,731,890	0.74	0.74	0.04	31
Y	35.87	0.00 (8)	4.70	4.70	—	(3.40)	(3.40)	37.17	15.32	1,571,851	0.82	0.78	0.01	31
F	30.96	0.01	3.95	3.96	—	(3.40)	(3.40)	31.52	15.36	2,259,594	0.74	0.74	0.04	31
For the Year Ended October 31, 2018
A	$ 30.36	$ (0.12)	$ 1.20	$ 1.08	$ —	$ (1.41)	$ (1.41)	$ 30.03	3.63%	$ 2,592,610	1.11%	1.10%	(0.39)%	37%
C	22.67	(0.27)	0.91	0.64	—	(1.41)	(1.41)	21.90	2.84	580,708	1.85	1.85	(1.14)	37
I	31.12	(0.03)	1.23	1.20	—	(1.41)	(1.41)	30.91	3.91	3,666,464	0.82	0.82	(0.11)	37
R3	33.64	(0.26)	1.34	1.08	—	(1.41)	(1.41)	33.31	3.23	102,632	1.46	1.46	(0.75)	37
R4	34.78	(0.16)	1.38	1.22	—	(1.41)	(1.41)	34.59	3.57	289,049	1.16	1.15	(0.43)	37
R5	35.59	(0.05)	1.42	1.37	—	(1.41)	(1.41)	35.55	3.89	468,146	0.85	0.85	(0.13)	37
R6	35.90	(0.01)	1.42	1.41	—	(1.41)	(1.41)	35.90	3.97	1,014,518	0.75	0.75	(0.04)	37
Y	35.88	(0.02)	1.42	1.40	—	(1.41)	(1.41)	35.87	3.95	1,934,520	0.78	0.78	(0.06)	37
F	31.15	(0.01)	1.23	1.22	—	(1.41)	(1.41)	30.96	3.97	1,648,425	0.75	0.75	(0.03)	37
The accompanying notes are an integral part of these financial statements.
72

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2017
A	$ 24.25	$ (0.11)	$ 7.00	$ 6.89	$ —	$ (0.78)	$ (0.78)	$ 30.36	29.02%	$ 2,482,275	1.13%	1.12%	(0.38)%	30%
C	18.42	(0.23)	5.26	5.03	—	(0.78)	(0.78)	22.67	28.07	717,521	1.87	1.87	(1.12)	30
I	24.79	(0.05)	7.16	7.11	—	(0.78)	(0.78)	31.12	29.28	2,996,705	1.02	0.89	(0.17)	30
R3	26.88	(0.22)	7.76	7.54	—	(0.78)	(0.78)	33.64	28.59	90,582	1.47	1.47	(0.73)	30
R4	27.69	(0.14)	8.01	7.87	—	(0.78)	(0.78)	34.78	28.95	263,236	1.16	1.16	(0.43)	30
R5	28.24	(0.04)	8.17	8.13	—	(0.78)	(0.78)	35.59	29.32	356,166	0.86	0.86	(0.14)	30
R6	28.45	(0.05)	8.28	8.23	—	(0.78)	(0.78)	35.90	29.45	431,183	0.76	0.76	(0.14)	30
Y	28.44	(0.01)	8.23	8.22	—	(0.78)	(0.78)	35.88	29.43	1,847,676	0.78	0.78	(0.04)	30
F (7)	27.52	(0.03)	3.66	3.63	—	—	—	31.15	13.19 (4)	1,244,732	0.76 (5)	0.76 (5)	(0.15) (5)	30
The Hartford MidCap Value Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 18.14	$ 0.02	$ 0.07	$ 0.09	$ (0.01)	$ (1.29)	$ (1.30)	$ 16.93	0.34% (4)	$ 370,297	1.15% (5)	1.15% (5)	0.19% (5)	37%
C	14.28	(0.04)	0.06	0.02	—	(1.29)	(1.29)	13.01	(0.08) (4)	8,181	1.94 (5)	1.94 (5)	(0.60) (5)	37
I	18.36	0.04	0.09	0.13	(0.06)	(1.29)	(1.35)	17.14	0.57 (4)	29,135	0.84 (5)	0.84 (5)	0.49 (5)	37
R3	19.18	(0.01)	0.08	0.07	—	(1.29)	(1.29)	17.96	0.22 (4)	6,344	1.48 (5)	1.48 (5)	(0.13) (5)	37
R4	19.64	0.02	0.08	0.10	—	(1.29)	(1.29)	18.45	0.37 (4)	9,734	1.18 (5)	1.18 (5)	0.17 (5)	37
R5	19.97	0.04	0.09	0.13	(0.05)	(1.29)	(1.34)	18.76	0.52 (4)	1,959	0.88 (5)	0.88 (5)	0.46 (5)	37
Y	20.02	0.05	0.07	0.12	(0.05)	(1.29)	(1.34)	18.80	0.46 (4)	15,857	0.87 (5)	0.87 (5)	0.46 (5)	37
F	18.37	0.05	0.07	0.12	(0.07)	(1.29)	(1.36)	17.13	0.52 (4)	451,873	0.76 (5)	0.76 (5)	0.57 (5)	37
For the Year Ended October 31, 2021
A	$ 12.21	$ 0.00(8)	$ 5.97	$ 5.97	$ (0.04)	$ —	$ (0.04)	$ 18.14	48.99%	$ 363,955	1.18%	1.18%	0.03%	57%
C	9.66	(0.09)	4.71	4.62	—	—	—	14.28	47.83	8,931	1.96	1.96	(0.73)	57
I	12.36	0.06	6.02	6.08	(0.08)	—	(0.08)	18.36	49.39	25,307	0.85	0.85	0.36	57
R3	12.91	(0.05)	6.32	6.27	—	—	—	19.18	48.57	6,973	1.49	1.49	(0.28)	57
R4	13.21	0.00 (8)	6.46	6.46	(0.03)	—	(0.03)	19.64	48.99	10,502	1.19	1.19	0.02	57
R5	13.44	0.06	6.56	6.62	(0.09)	—	(0.09)	19.97	49.39	2,142	0.89	0.89	0.31	57
Y	13.47	0.06	6.58	6.64	(0.09)	—	(0.09)	20.02	49.49	15,307	0.88	0.88	0.32	57
F	12.36	0.07	6.04	6.11	(0.10)	—	(0.10)	18.37	49.64	442,227	0.77	0.77	0.43	57
For the Year Ended October 31, 2020
A	$ 14.43	$ 0.07	$ (1.86)	$ (1.79)	$ (0.09)	$ (0.34)	$ (0.43)	$ 12.21	(12.86)%	$ 245,112	1.25%	1.25%	0.56%	61%
C	11.51	(0.02)	(1.49)	(1.51)	(0.00) (8)	(0.34)	(0.34)	9.66	(13.55)	9,533	2.03	2.03	(0.20)	61
I	14.60	0.12	(1.88)	(1.76)	(0.14)	(0.34)	(0.48)	12.36	(12.58)	19,722	0.91	0.91	0.91	61
R3	15.22	0.04	(1.98)	(1.94)	(0.03)	(0.34)	(0.37)	12.91	(13.12)	5,317	1.53	1.53	0.30	61
R4	15.58	0.08	(2.02)	(1.94)	(0.09)	(0.34)	(0.43)	13.21	(12.88)	8,857	1.23	1.23	0.58	61
R5	15.82	0.12	(2.04)	(1.92)	(0.12)	(0.34)	(0.46)	13.44	(12.60)	1,423	0.92	0.92	0.88	61
Y	15.87	0.13	(2.05)	(1.92)	(0.14)	(0.34)	(0.48)	13.47	(12.55)	10,009	0.92	0.88	0.93	61
F	14.60	0.13	(1.88)	(1.75)	(0.15)	(0.34)	(0.49)	12.36	(12.51)	299,805	0.82	0.82	0.98	61
For the Year Ended October 31, 2019
A	$ 14.54	$ 0.08	$ 1.44	$ 1.52	$ (0.04)	$ (1.59)	$ (1.63)	$ 14.43	12.74%	$ 309,996	1.23%	1.23%	0.61%	55%
C	11.97	(0.02)	1.15	1.13	—	(1.59)	(1.59)	11.51	11.99	15,910	1.99	1.99	(0.14)	55
I	14.68	0.13	1.46	1.59	(0.08)	(1.59)	(1.67)	14.60	13.20	31,173	0.89	0.89	0.95	55
R3	15.23	0.05	1.53	1.58	—	(1.59)	(1.59)	15.22	12.42	8,034	1.52	1.52	0.33	55
R4	15.55	0.09	1.57	1.66	(0.04)	(1.59)	(1.63)	15.58	12.77	11,865	1.21	1.21	0.64	55
R5	15.76	0.16	1.57	1.73	(0.08)	(1.59)	(1.67)	15.82	13.14	1,592	0.92	0.92	1.06	55
Y	15.80	0.15	1.60	1.75	(0.09)	(1.59)	(1.68)	15.87	13.23	12,624	0.89	0.85	0.98	55
F	14.69	0.14	1.46	1.60	(0.10)	(1.59)	(1.69)	14.60	13.27	314,566	0.80	0.80	1.03	55
The accompanying notes are an integral part of these financial statements.
73

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2018
A	$ 15.62	$ 0.03	$ (0.72)	$ (0.69)	$ —	$ (0.39)	$ (0.39)	$ 14.54	(4.56)%	$ 284,646	1.22%	1.22%	0.18%	49%
C	13.03	(0.07)	(0.60)	(0.67)	—	(0.39)	(0.39)	11.97	(5.26)	17,909	1.98	1.97	(0.57)	49
I	15.72	0.08	(0.73)	(0.65)	—	(0.39)	(0.39)	14.68	(4.27)	34,656	0.90	0.90	0.50	49
R3	16.39	(0.02)	(0.75)	(0.77)	—	(0.39)	(0.39)	15.23	(4.84)	9,555	1.52	1.52	(0.13)	49
R4	16.68	0.03	(0.77)	(0.74)	—	(0.39)	(0.39)	15.55	(4.52)	11,639	1.22	1.22	0.18	49
R5	16.88	0.08	(0.78)	(0.70)	(0.03)	(0.39)	(0.42)	15.76	(4.32)	8,087	0.91	0.91	0.48	49
Y	16.93	0.09	(0.79)	(0.70)	(0.04)	(0.39)	(0.43)	15.80	(4.23)	11,371	0.86	0.86	0.52	49
F	15.76	0.10	(0.73)	(0.63)	(0.05)	(0.39)	(0.44)	14.69	(4.18)	252,917	0.80	0.80	0.61	49
For the Year Ended October 31, 2017
A	$ 13.98	$ 0.01	$ 2.65	$ 2.66	$ —	$ (1.02)	$ (1.02)	$ 15.62	19.67%	$ 291,082	1.23%	1.23%	0.06%	40%
C	11.90	(0.08)	2.23	2.15	—	(1.02)	(1.02)	13.03	18.66	35,520	1.96	1.96	(0.67)	40
I	14.09	0.03	2.67	2.70	(0.05)	(1.02)	(1.07)	15.72	19.81	43,342	1.20	1.10	0.20	40
R3	14.67	(0.04)	2.78	2.74	—	(1.02)	(1.02)	16.39	19.26	11,923	1.52	1.52	(0.23)	40
R4	14.87	0.01	2.82	2.83	—	(1.02)	(1.02)	16.68	19.58	12,637	1.21	1.21	0.08	40
R5	15.03	0.06	2.86	2.92	(0.05)	(1.02)	(1.07)	16.88	20.06	11,445	0.91	0.91	0.38	40
Y	15.07	0.08	2.86	2.94	(0.06)	(1.02)	(1.08)	16.93	20.10	28,403	0.82	0.82	0.48	40
F (7)	14.97	0.05	0.74	0.79	—	—	—	15.76	5.28 (4)	238,682	0.81 (5)	0.81 (5)	0.46 (5)	40
Hartford Quality Value Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 26.27	$ 0.18	$ (0.38)	$ (0.20)	$ (0.35)	$ (1.25)	$ (1.60)	$ 24.47	(0.87)% (4)	$ 183,043	0.94% (5)	0.94% (5)	1.43% (5)	14%
C	22.22	0.07	(0.33)	(0.26)	(0.15)	(1.25)	(1.40)	20.56	(1.25) (4)	3,899	1.77 (5)	1.71 (5)	0.66 (5)	14
I	25.93	0.22	(0.39)	(0.17)	(0.42)	(1.25)	(1.67)	24.09	(0.75) (4)	25,627	0.63 (5)	0.63 (5)	1.74 (5)	14
R3	26.71	0.15	(0.39)	(0.24)	(0.29)	(1.25)	(1.54)	24.93	(0.99) (4)	1,023	1.27 (5)	1.18 (5)	1.19 (5)	14
R4	27.02	0.19	(0.39)	(0.20)	(0.37)	(1.25)	(1.62)	25.20	(0.85) (4)	4,616	0.96 (5)	0.88 (5)	1.49 (5)	14
R5	27.30	0.23	(0.40)	(0.17)	(0.43)	(1.25)	(1.68)	25.45	(0.72) (4)	323	0.66 (5)	0.63 (5)	1.74 (5)	14
R6	27.38	0.18	(0.33)	(0.15)	(0.47)	(1.25)	(1.72)	25.51	(0.63) (4)	12,415	0.55 (5)	0.46 (5)	1.34 (5)	14
Y	27.34	0.24	(0.41)	(0.17)	(0.45)	(1.25)	(1.70)	25.47	(0.74) (4)	2,712	0.63 (5)	0.57 (5)	1.80 (5)	14
F	25.84	0.24	(0.39)	(0.15)	(0.47)	(1.25)	(1.72)	23.97	(0.67) (4)	11,749	0.55 (5)	0.46 (5)	1.91 (5)	14
For the Year Ended October 31, 2021
A	$ 18.61	$ 0.34	$ 7.76	$ 8.10	$ (0.44)	$ —	$ (0.44)	$ 26.27	44.08%	$ 188,344	0.97%	0.94%	1.44%	21%
C	15.78	0.14	6.57	6.71	(0.27)	—	(0.27)	22.22	42.97	3,397	1.80	1.71	0.71	21
I	18.37	0.41	7.65	8.06	(0.50)	—	(0.50)	25.93	44.56	20,153	0.65	0.63	1.73	21
R3	18.92	0.29	7.89	8.18	(0.39)	—	(0.39)	26.71	43.73	1,098	1.27	1.17	1.22	21
R4	19.13	0.37	7.97	8.34	(0.45)	—	(0.45)	27.02	44.20	4,775	0.97	0.88	1.50	21
R5	19.32	0.43	8.06	8.49	(0.51)	—	(0.51)	27.30	44.59	320	0.67	0.62	1.76	21
R6	19.38	0.48	8.06	8.54	(0.54)	—	(0.54)	27.38	44.79	257	0.56	0.46	1.95	21
Y	19.35	0.44	8.07	8.51	(0.52)	—	(0.52)	27.34	44.65	1,753	0.66	0.57	1.74	21
F	18.31	0.45	7.62	8.07	(0.54)	—	(0.54)	25.84	44.84	12,182	0.56	0.46	1.92	21
For the Year Ended October 31, 2020
A	$ 21.11	$ 0.42	$ (1.85)	$ (1.43)	$ (0.48)	$ (0.59)	$ (1.07)	$ 18.61	(7.34)%	$ 140,154	1.03%	0.91%	2.19%	26%
C	18.05	0.23	(1.59)	(1.36)	(0.32)	(0.59)	(0.91)	15.78	(8.09)	3,673	1.82	1.71	1.38	26
I	20.85	0.48	(1.82)	(1.34)	(0.55)	(0.59)	(1.14)	18.37	(7.02)	10,927	0.67	0.56	2.53	26
R3	21.45	0.38	(1.89)	(1.51)	(0.43)	(0.59)	(1.02)	18.92	(7.56)	855	1.29	1.16	1.91	26
R4	21.68	0.44	(1.91)	(1.47)	(0.49)	(0.59)	(1.08)	19.13	(7.34)	3,887	0.98	0.87	2.21	26
R5	21.87	0.50	(1.92)	(1.42)	(0.54)	(0.59)	(1.13)	19.32	(7.05)	220	0.69	0.58	2.53	26
R6	21.93	0.50	(1.89)	(1.39)	(0.57)	(0.59)	(1.16)	19.38	(6.92)	485	0.58	0.46	2.53	26
Y	21.91	0.51	(1.93)	(1.42)	(0.55)	(0.59)	(1.14)	19.35	(7.05)	382	0.68	0.57	2.53	26
F	20.83	0.50	(1.82)	(1.32)	(0.61)	(0.59)	(1.20)	18.31	(6.94)	8,975	0.58	0.46	2.64	26
The accompanying notes are an integral part of these financial statements.
74

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Quality Value Fund – (continued)
For the Year Ended October 31, 2019
A	$ 20.00	$ 0.38	$ 1.99	$ 2.37	$ (0.28)	$ (0.98)	$ (1.26)	$ 21.11	13.10%	$ 169,771	1.00%	0.90%	1.95%	23%
C	17.12	0.20	1.71	1.91	—	(0.98)	(0.98)	18.05	12.23	6,834	1.76	1.67	1.21	23
I	19.78	0.45	1.94	2.39	(0.34)	(0.98)	(1.32)	20.85	13.49	12,796	0.65	0.56	2.30	23
R3	20.29	0.34	2.01	2.35	(0.21)	(0.98)	(1.19)	21.45	12.78	1,240	1.27	1.16	1.69	23
R4	20.49	0.40	2.04	2.44	(0.27)	(0.98)	(1.25)	21.68	13.17	6,014	0.95	0.86	1.99	23
R5	20.67	0.47	2.04	2.51	(0.33)	(0.98)	(1.31)	21.87	13.46	230	0.67	0.58	2.33	23
R6	20.74	0.47	2.06	2.53	(0.36)	(0.98)	(1.34)	21.93	13.57	34	0.56	0.46	2.26	23
Y	20.72	0.47	2.05	2.52	(0.35)	(0.98)	(1.33)	21.91	13.50	622	0.64	0.55	2.29	23
F	19.77	0.48	1.92	2.40	(0.36)	(0.98)	(1.34)	20.83	13.58	11,040	0.55	0.46	2.52	23
For the Year Ended October 31, 2018
A	$ 20.49	$ 0.31	$ 0.16	$ 0.47	$ (0.20)	$ (0.76)	$ (0.96)	$ 20.00	2.25%	$ 164,325	1.06%	1.04%	1.52%	85%
C	17.67	0.14	0.15	0.29	(0.08)	(0.76)	(0.84)	17.12	1.53	9,082	1.81	1.79	0.80	85
I	20.25	0.38	0.16	0.54	(0.25)	(0.76)	(1.01)	19.78	2.60	12,974	0.71	0.69	1.87	85
R3	20.70	0.26	0.17	0.43	(0.08)	(0.76)	(0.84)	20.29	2.03	1,075	1.34	1.30	1.26	85
R4	20.95	0.33	0.16	0.49	(0.19)	(0.76)	(0.95)	20.49	2.29	6,014	1.04	1.01	1.55	85
R5	21.13	0.38	0.17	0.55	(0.25)	(0.76)	(1.01)	20.67	2.57	504	0.74	0.72	1.76	85
R6 (11)	20.99	0.28	(0.53) (12)	(0.25)	—	—	—	20.74	(1.19) (4)	10	0.61 (5)	0.59 (5)	1.95 (5)	85
Y	21.19	0.40	0.17	0.57	(0.28)	(0.76)	(1.04)	20.72	2.65	601	0.68	0.66	1.90	85
F	20.26	0.39	0.17	0.56	(0.29)	(0.76)	(1.05)	19.77	2.71	88,336	0.62	0.60	1.94	85
For the Year Ended October 31, 2017
A	$ 17.94	$ 0.19	$ 2.64	$ 2.83	$ (0.14)	$ (0.14)	$ (0.28)	$ 20.49	15.89%	$ 180,059	1.20%	1.20%	0.95%	39%
C	15.52	0.04	2.28	2.32	(0.03)	(0.14)	(0.17)	17.67	15.05	20,312	1.93	1.93	0.22	39
I	17.75	0.24	2.60	2.84	(0.20)	(0.14)	(0.34)	20.25	16.19	15,561	0.94	0.94	1.22	39
R3	18.13	0.13	2.66	2.79	(0.08)	(0.14)	(0.22)	20.70	15.48	1,448	1.54	1.53	0.63	39
R4	18.34	0.19	2.70	2.89	(0.14)	(0.14)	(0.28)	20.95	15.87	7,550	1.20	1.20	0.96	39
R5	18.49	0.23	2.75	2.98	(0.20)	(0.14)	(0.34)	21.13	16.25	480	0.91	0.91	1.17	39
Y	18.55	0.27	2.73	3.00	(0.22)	(0.14)	(0.36)	21.19	16.32	1,052	0.83	0.83	1.31	39
F (7)	19.58	0.16	0.52	0.68	—	—	—	20.26	3.47 (4)	12,030	0.80 (5)	0.80 (5)	1.17 (5)	39
The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 64.88	$ (0.14)	$ (14.04)	$ (14.18)	$ —	$ (12.13)	$ (12.13)	$ 38.57	(25.87)% (4)	$ 181,560	1.22% (5)	1.21% (5)	(0.57)% (5)	18%
C	41.34	(0.18)	(8.00)	(8.18)	—	(12.13)	(12.13)	21.03	(26.14) (4)	3,382	1.97 (5)	1.97 (5)	(1.31) (5)	18
I	69.03	(0.06)	(15.13)	(15.19)	—	(12.13)	(12.13)	41.71	(25.76) (4)	78,773	0.89 (5)	0.89 (5)	(0.24) (5)	18
R3	63.50	(0.20)	(13.68)	(13.88)	—	(12.13)	(12.13)	37.49	(25.97) (4)	6,384	1.51 (5)	1.50 (5)	(0.87) (5)	18
R4	67.99	(0.14)	(14.84)	(14.98)	—	(12.13)	(12.13)	40.88	(25.86) (4)	13,130	1.21 (5)	1.21 (5)	(0.57) (5)	18
R5	72.91	(0.07)	(16.12)	(16.19)	—	(12.13)	(12.13)	44.59	(25.76) (4)	48,043	0.91 (5)	0.91 (5)	(0.27) (5)	18
R6	74.32	(0.04)	(16.48)	(16.52)	—	(12.13)	(12.13)	45.67	(25.71) (4)	70,792	0.79 (5)	0.79 (5)	(0.16) (5)	18
Y	74.28	(0.06)	(16.47)	(16.53)	—	(12.13)	(12.13)	45.62	(25.74) (4)	162,300	0.90 (5)	0.85 (5)	(0.21) (5)	18
F	69.43	(0.04)	(15.22)	(15.26)	—	(12.13)	(12.13)	42.04	(25.70) (4)	29,259	0.79 (5)	0.79 (5)	(0.16) (5)	18
The accompanying notes are an integral part of these financial statements.
75

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2021
A	$ 51.35	$ (0.42)	$ 18.27	$ 17.85	$ —	$ (4.32)	$ (4.32)	$ 64.88	35.73%	$ 256,061	1.18%	1.18%	(0.67)%	48%
C	34.22	(0.55)	11.99	11.44	—	(4.32)	(4.32)	41.34	34.80	8,102	1.89	1.89	(1.37)	48
I	54.23	(0.22)	19.34	19.12	—	(4.32)	(4.32)	69.03	36.21	120,135	0.83	0.83	(0.33)	48
R3	50.47	(0.59)	17.94	17.35	—	(4.32)	(4.32)	63.50	35.34	8,637	1.48	1.47	(0.97)	48
R4	53.64	(0.42)	19.09	18.67	—	(4.32)	(4.32)	67.99	35.74	21,098	1.17	1.17	(0.64)	48
R5	57.10	(0.25)	20.38	20.13	—	(4.32)	(4.32)	72.91	36.15	86,788	0.87	0.87	(0.36)	48
R6	58.07	(0.18)	20.75	20.57	—	(4.32)	(4.32)	74.32	36.31	84,908	0.76	0.76	(0.25)	48
Y	58.07	(0.22)	20.75	20.53	—	(4.32)	(4.32)	74.28	36.24	268,416	0.87	0.81	(0.31)	48
F	54.48	(0.15)	19.42	19.27	—	(4.32)	(4.32)	69.43	36.32	36,439	0.76	0.76	(0.23)	48
For the Year Ended October 31, 2020
A	$ 45.71	$ (0.28)	$ 6.67	$ 6.39	$ —	$ (0.75)	$ (0.75)	$ 51.35	14.06%	$ 198,430	1.26%	1.25%	(0.60)%	58%
C	30.90	(0.39)	4.46	4.07	—	(0.75)	(0.75)	34.22	13.31	12,323	1.91	1.91	(1.25)	58
I	48.05	(0.09)	7.02	6.93	—	(0.75)	(0.75)	54.23	14.50	98,673	0.85	0.85	(0.19)	58
R3	45.05	(0.38)	6.55	6.17	—	(0.75)	(0.75)	50.47	13.80	7,485	1.49	1.49	(0.83)	58
R4	47.69	(0.26)	6.96	6.70	—	(0.75)	(0.75)	53.64	14.13	31,169	1.19	1.19	(0.52)	58
R5	50.57	(0.12)	7.40	7.28	—	(0.75)	(0.75)	57.10	14.47	71,754	0.89	0.89	(0.23)	58
R6	51.36	(0.06)	7.52	7.46	—	(0.75)	(0.75)	58.07	14.62	80,327	0.78	0.78	(0.12)	58
Y	51.39	(0.08)	7.51	7.43	—	(0.75)	(0.75)	58.07	14.58	255,484	0.88	0.81	(0.16)	58
F	48.23	(0.06)	7.06	7.00	—	(0.75)	(0.75)	54.48	14.62	44,376	0.78	0.78	(0.13)	58
For the Year Ended October 31, 2019
A	$ 55.20	$ (0.21)	$ 2.62	$ 2.41	$ —	$ (11.90)	$ (11.90)	$ 45.71	8.99%	$ 195,314	1.24%	1.24%	(0.46)%	48%
C	41.81	(0.34)	1.33	0.99	—	(11.90)	(11.90)	30.90	8.27	15,722	1.89	1.89	(1.11)	48
I	57.17	(0.02)	2.80	2.78	—	(11.90)	(11.90)	48.05	9.41	191,482	0.83	0.83	(0.05)	48
R3	54.70	(0.31)	2.56	2.25	—	(11.90)	(11.90)	45.05	8.72	10,036	1.47	1.47	(0.69)	48
R4	56.99	(0.18)	2.78	2.60	—	(11.90)	(11.90)	47.69	9.05	42,296	1.17	1.17	(0.39)	48
R5	59.48	(0.03)	3.02	2.99	—	(11.90)	(11.90)	50.57	9.40	82,624	0.85	0.85	(0.07)	48
R6	60.16	0.00 (8)	3.10	3.10	—	(11.90)	(11.90)	51.36	9.49	66,260	0.76	0.76	0.01	48
Y	60.20	(0.01)	3.10	3.09	—	(11.90)	(11.90)	51.39	9.44	365,867	0.82	0.80	(0.01)	48
F	57.30	0.01	2.82	2.83	—	(11.90)	(11.90)	48.23	9.49	46,533	0.76	0.76	0.02	48
For the Year Ended October 31, 2018
A	$ 57.24	$ (0.33)	$ 1.03	$ 0.70	$ —	$ (2.74)	$ (2.74)	$ 55.20	1.20%	$ 203,297	1.21%	1.20%	(0.56)%	66%
C	44.29	(0.55)	0.81	0.26	—	(2.74)	(2.74)	41.81	0.53	23,212	1.88	1.88	(1.22)	66
I	58.97	(0.10)	1.04	0.94	—	(2.74)	(2.74)	57.17	1.59	243,340	0.82	0.82	(0.16)	66
R3	56.89	(0.48)	1.03	0.55	—	(2.74)	(2.74)	54.70	0.94	13,210	1.47	1.47	(0.82)	66
R4	58.98	(0.31)	1.06	0.75	—	(2.74)	(2.74)	56.99	1.26	69,097	1.15	1.15	(0.50)	66
R5	61.26	(0.12)	1.08	0.96	—	(2.74)	(2.74)	59.48	1.56	94,887	0.85	0.85	(0.20)	66
R6	61.87	(0.09)	1.12	1.03	—	(2.74)	(2.74)	60.16	1.66	44,278	0.75	0.75	(0.14)	66
Y	61.93	(0.09)	1.10	1.01	—	(2.74)	(2.74)	60.20	1.63	358,049	0.79	0.79	(0.14)	66
F	59.06	(0.06)	1.04	0.98	—	(2.74)	(2.74)	57.30	1.66	47,999	0.75	0.75	(0.10)	66
The accompanying notes are an integral part of these financial statements.
76

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2017
A	$ 44.55	$ (0.25)	$ 13.25	$ 13.00	$ —	$ (0.31)	$ (0.31)	$ 57.24	29.28%	$ 215,743	1.17%	1.16%	(0.48)%	56%
C	34.78	(0.48)	10.30	9.82	—	(0.31)	(0.31)	44.29	28.36	36,531	1.89	1.88	(1.19)	56
I	45.79	(0.18)	13.67	13.49	—	(0.31)	(0.31)	58.97	29.56	429,401	1.03	0.95	(0.33)	56
R3	44.42	(0.41)	13.19	12.78	—	(0.31)	(0.31)	56.89	28.87	14,427	1.48	1.48	(0.79)	56
R4	45.90	(0.26)	13.65	13.39	—	(0.31)	(0.31)	58.98	29.27	76,315	1.16	1.16	(0.48)	56
R5	47.52	(0.10)	14.15	14.05	—	(0.31)	(0.31)	61.26	29.67	118,794	0.86	0.86	(0.17)	56
R6	47.94	(0.06)	14.30	14.24	—	(0.31)	(0.31)	61.87	29.80	10,596	0.76	0.76	(0.11)	56
Y	48.00	(0.05)	14.29	14.24	—	(0.31)	(0.31)	61.93	29.76	370,006	0.78	0.78	(0.09)	56
F (7)	52.62	(0.09)	6.53	6.44	—	—	—	59.06	12.24 (4)	47,409	0.75 (5)	0.75 (5)	(0.24) (5)	56
Hartford Small Cap Value Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 13.36	$ 0.05	$ (1.06)	$ (1.01)	$ (0.09)	$ (0.78)	$ (0.87)	$ 11.48	(8.22)% (4)	$ 54,640	1.26% (5)	1.25% (5)	0.87% (5)	33%
C	11.48	0.00 (8)	(0.91)	(0.91)	—	(0.78)	(0.78)	9.79	(8.60) (4)	2,577	2.08 (5)	2.05 (5)	0.08 (5)	33
I	13.40	0.07	(1.07)	(1.00)	(0.12)	(0.78)	(0.90)	11.50	(8.08) (4)	32,304	0.96 (5)	0.96 (5)	1.17 (5)	33
R3	13.91	0.05	(1.12)	(1.07)	(0.06)	(0.78)	(0.84)	12.00	(8.28) (4)	950	1.54 (5)	1.42 (5)	0.70 (5)	33
R4	14.13	0.06	(1.12)	(1.06)	(0.10)	(0.78)	(0.88)	12.19	(8.11) (4)	210	1.15 (5)	1.15 (5)	0.99 (5)	33
R5	14.10	0.06	(1.10)	(1.04)	(0.14)	(0.78)	(0.92)	12.14	(8.02) (4)	1,692	0.86 (5)	0.86 (5)	0.96 (5)	33
R6	14.10	0.08	(1.12)	(1.04)	(0.15)	(0.78)	(0.93)	12.13	(8.01) (4)	7,136	0.83 (5)	0.80 (5)	1.15 (5)	33
Y	14.07	0.09	(1.13)	(1.04)	(0.14)	(0.78)	(0.92)	12.11	(8.00) (4)	2,927	0.92 (5)	0.85 (5)	1.30 (5)	33
F	13.40	0.09	(1.07)	(0.98)	(0.15)	(0.78)	(0.93)	11.49	(7.98) (4)	42,135	0.83 (5)	0.80 (5)	1.38 (5)	33
For the Year Ended October 31, 2021
A	$ 8.29	$ 0.10	$ 5.06	$ 5.16	$ (0.09)	$ —	$ (0.09)	$ 13.36	62.61%	$ 59,496	1.30%	1.28%	0.78%	60%
C	7.12	0.00 (8)	4.37	4.37	(0.01)	—	(0.01)	11.48	61.49	3,098	2.09	2.04	0.01	60
I	8.31	0.15	5.06	5.21	(0.12)	—	(0.12)	13.40	63.20	32,905	0.97	0.96	1.12	60
R3	8.62	0.09	5.27	5.36	(0.07)	—	(0.07)	13.91	62.45	931	1.56	1.39	0.69	60
R4	8.76	0.12	5.35	5.47	(0.10)	—	(0.10)	14.13	62.83	53	1.26	1.20	0.88	60
R5	8.74	0.15	5.34	5.49	(0.13)	—	(0.13)	14.10	63.34	24	0.96	0.90	1.12	60
R6	8.74	0.16	5.35	5.51	(0.15)	—	(0.15)	14.10	63.49	1,508	0.85	0.80	1.24	60
Y	8.73	0.17	5.31	5.48	(0.14)	—	(0.14)	14.07	63.26	1,947	0.95	0.85	1.22	60
F	8.31	0.16	5.08	5.24	(0.15)	—	(0.15)	13.40	63.53	76,702	0.84	0.80	1.26	60
For the Year Ended October 31, 2020
A	$ 10.35	$ 0.09	$ (1.49)	$ (1.40)	$ (0.08)	$ (0.58)	$ (0.66)	$ 8.29	(14.57)%	$ 32,996	1.41%	1.29%	1.04%	62%
C	8.96	0.02	(1.28)	(1.26)	(0.00) (8)	(0.58)	(0.58)	7.12	(15.15)	2,020	2.15	2.04	0.29	62
I	10.37	0.12	(1.48)	(1.36)	(0.12)	(0.58)	(0.70)	8.31	(14.22)	2,915	1.04	0.93	1.43	62
R3	10.73	0.08	(1.54)	(1.46)	(0.07)	(0.58)	(0.65)	8.62	(14.62)	457	1.63	1.42	0.92	62
R4	10.89	0.10	(1.56)	(1.46)	(0.09)	(0.58)	(0.67)	8.76	(14.46)	30	1.33	1.20	1.10	62
R5	10.87	0.13	(1.56)	(1.43)	(0.12)	(0.58)	(0.70)	8.74	(14.21)	10	1.03	0.90	1.51	62
R6	10.87	0.12	(1.54)	(1.42)	(0.13)	(0.58)	(0.71)	8.74	(14.17)	240	0.92	0.80	1.42	62
Y	10.86	0.13	(1.55)	(1.42)	(0.13)	(0.58)	(0.71)	8.73	(14.18)	250	1.02	0.85	1.50	62
F	10.38	0.13	(1.49)	(1.36)	(0.13)	(0.58)	(0.71)	8.31	(14.22)	40,447	0.91	0.80	1.53	62
The accompanying notes are an integral part of these financial statements.
77

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2019
A	$ 13.65	$ 0.10	$ (0.04)	$ 0.06	$ (0.03)	$ (3.33)	$ (3.36)	$ 10.35	3.46%	$ 47,037	1.37%	1.27%	0.98%	140%
C	12.35	0.02	(0.08)	(0.06)	—	(3.33)	(3.33)	8.96	2.60	3,719	2.14	2.04	0.26	140
I	13.68	0.14	(0.05)	0.09	(0.07)	(3.33)	(3.40)	10.37	3.77	4,354	1.00	0.90	1.34	140
R3	14.02	0.09	(0.03)	0.06	(0.02)	(3.33)	(3.35)	10.73	3.31	609	1.62	1.42	0.82	140
R4	14.16	0.11	(0.03)	0.08	(0.02)	(3.33)	(3.35)	10.89	3.52	69	1.31	1.20	1.01	140
R5	14.16	0.16	(0.05)	0.11	(0.07)	(3.33)	(3.40)	10.87	3.82	11	1.01	0.90	1.44	140
R6	14.15	0.15	(0.02)	0.13	(0.08)	(3.33)	(3.41)	10.87	3.99	103	0.89	0.80	1.39	140
Y	14.15	0.16	(0.04)	0.12	(0.08)	(3.33)	(3.41)	10.86	3.94	572	0.97	0.85	1.43	140
F	13.68	0.15	(0.04)	0.11	(0.08)	(3.33)	(3.41)	10.38	3.99	48,425	0.89	0.80	1.43	140
For the Year Ended October 31, 2018
A	$ 14.13	$ 0.04	$ 0.10	$ 0.14	$ (0.02)	$ (0.60)	$ (0.62)	$ 13.65	1.00%	$ 52,406	1.35%	1.29%	0.28%	68%
C	12.91	(0.06)	0.10	0.04	—	(0.60)	(0.60)	12.35	0.27	6,444	2.13	2.04	(0.44)	68
I	14.15	0.09	0.10	0.19	(0.06)	(0.60)	(0.66)	13.68	1.33	3,756	1.02	0.95	0.62	68
R3	14.50	0.03	0.09	0.12	—	(0.60)	(0.60)	14.02	0.82	529	1.62	1.43	0.18	68
R4	14.61	0.06	0.10	0.16	(0.01)	(0.60)	(0.61)	14.16	1.07	48	1.32	1.20	0.41	68
R5	14.63	0.10	0.10	0.20	(0.07)	(0.60)	(0.67)	14.16	1.39	36	1.02	0.90	0.71	68
R6 (11)	13.99	0.05	0.11	0.16	—	—	—	14.15	1.14 (4)	10	0.91 (5)	0.84 (5)	0.47 (5)	68
Y	14.66	0.11	0.10	0.21	(0.12)	(0.60)	(0.72)	14.15	1.42	646	0.96	0.85	0.74	68
F	14.16	0.11	0.09	0.20	(0.08)	(0.60)	(0.68)	13.68	1.42	38,087	0.90	0.84	0.80	68
For the Year Ended October 31, 2017
A	$ 11.56	$ 0.04	$ 2.63	$ 2.67	$ (0.10)	$ —	$ (0.10)	$ 14.13	23.19%	$ 53,057	1.28%	1.27%	0.32%	83%
C	10.58	(0.05)	2.40	2.35	(0.02)	—	(0.02)	12.91	22.24	11,081	2.03	2.01	(0.41)	83
I	11.58	0.08	2.63	2.71	(0.14)	—	(0.14)	14.15	23.53	3,225	1.01	1.00	0.60	83
R3	11.87	0.01	2.69	2.70	(0.07)	—	(0.07)	14.50	22.79	723	1.63	1.50	0.09	83
R4	11.94	0.05	2.70	2.75	(0.08)	—	(0.08)	14.61	23.11	113	1.36	1.20	0.36	83
R5	11.96	0.10	2.71	2.81	(0.14)	—	(0.14)	14.63	23.63	44	1.01	0.90	0.74	83
Y	12.00	0.11	2.71	2.82	(0.16)	—	(0.16)	14.66	23.58	1,242	0.86	0.85	0.78	83
F (7)	13.22	0.05	0.89	0.94	—	—	—	14.16	7.11 (4)	86,675	0.88 (5)	0.85 (5)	0.52 (5)	83
The Hartford Small Company Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 30.24	$ (0.08)	$ (6.21)	$ (6.29)	$ —	$ (6.53)	$ (6.53)	$ 17.42	(25.41)% (4)	$ 358,956	1.25% (5)	1.25% (5)	(0.73)% (5)	39%
C	17.65	(0.08)	(3.05)	(3.13)	—	(6.53)	(6.53)	7.99	(25.74) (4)	5,806	2.09 (5)	2.09 (5)	(1.57) (5)	39
I	32.69	(0.06)	(6.83)	(6.89)	—	(6.53)	(6.53)	19.27	(25.32) (4)	41,465	0.98 (5)	0.98 (5)	(0.46) (5)	39
R3	33.41	(0.13)	(7.00)	(7.13)	—	(6.53)	(6.53)	19.75	(25.53) (4)	11,079	1.58 (5)	1.58 (5)	(1.06) (5)	39
R4	36.39	(0.11)	(7.75)	(7.86)	—	(6.53)	(6.53)	22.00	(25.43) (4)	9,874	1.28 (5)	1.28 (5)	(0.77) (5)	39
R5	39.26	(0.07)	(8.48)	(8.55)	—	(6.53)	(6.53)	24.18	(25.31) (4)	5,036	0.98 (5)	0.98 (5)	(0.46) (5)	39
R6	40.33	(0.05)	(8.76)	(8.81)	—	(6.53)	(6.53)	24.99	(25.28) (4)	5,381	0.86 (5)	0.86 (5)	(0.32) (5)	39
Y	40.25	(0.07)	(8.73)	(8.80)	—	(6.53)	(6.53)	24.92	(25.31) (4)	22,216	0.93 (5)	0.93 (5)	(0.44) (5)	39
F	32.96	(0.04)	(6.91)	(6.95)	—	(6.53)	(6.53)	19.48	(25.29) (4)	247,895	0.86 (5)	0.86 (5)	(0.34) (5)	39
The accompanying notes are an integral part of these financial statements.
78

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2021
A	$ 25.50	$ (0.30)	$ 7.82	$ 7.52	$ —	$ (2.78)	$ (2.78)	$ 30.24	30.50%	$ 502,923	1.23%	1.22%	(1.02)%	123%
C	15.97	(0.33)	4.79	4.46	—	(2.78)	(2.78)	17.65	29.39	9,324	2.05	2.05	(1.85)	123
I	27.31	(0.25)	8.41	8.16	—	(2.78)	(2.78)	32.69	30.84	59,421	0.95	0.95	(0.77)	123
R3	28.02	(0.45)	8.62	8.17	—	(2.78)	(2.78)	33.41	30.04	15,527	1.57	1.57	(1.37)	123
R4	30.22	(0.38)	9.33	8.95	—	(2.78)	(2.78)	36.39	30.46	15,320	1.26	1.26	(1.06)	123
R5	32.33	(0.30)	10.01	9.71	—	(2.78)	(2.78)	39.26	30.85	6,782	0.97	0.97	(0.78)	123
R6	33.12	(0.28)	10.27	9.99	—	(2.78)	(2.78)	40.33	30.97	5,954	0.85	0.85	(0.69)	123
Y	33.07	(0.29)	10.25	9.96	—	(2.78)	(2.78)	40.25	30.92	45,590	0.91	0.91	(0.72)	123
F	27.49	(0.21)	8.46	8.25	—	(2.78)	(2.78)	32.96	30.98	333,061	0.85	0.85	(0.65)	123
For the Year Ended October 31, 2020
A	$ 20.35	$ (0.14)	$ 6.57	$ 6.43	$ —	$ (1.28)	$ (1.28)	$ 25.50	33.21%	$ 389,496	1.32%	1.31%	(0.66)%	104%
C	13.30	(0.20)	4.15	3.95	—	(1.28)	(1.28)	15.97	32.08	9,058	2.14	2.14	(1.50)	104
I	21.65	(0.08)	7.02	6.94	—	(1.28)	(1.28)	27.31	33.59	35,806	1.00	1.00	(0.35)	104
R3	22.29	(0.21)	7.22	7.01	—	(1.28)	(1.28)	28.02	32.91	14,013	1.61	1.55	(0.90)	104
R4	23.88	(0.15)	7.77	7.62	—	(1.28)	(1.28)	30.22	33.29	13,363	1.30	1.25	(0.60)	104
R5	25.40	(0.08)	8.29	8.21	—	(1.28)	(1.28)	32.33	33.64	3,936	1.01	0.95	(0.30)	104
R6	25.97	(0.13)	8.56	8.43	—	(1.28)	(1.28)	33.12	33.75	1,530	0.90	0.90	(0.42)	104
Y	25.95	(0.08)	8.48	8.40	—	(1.28)	(1.28)	33.07	33.65	19,956	0.96	0.95	(0.29)	104
F	21.76	(0.06)	7.07	7.01	—	(1.28)	(1.28)	27.49	33.75	243,057	0.90	0.90	(0.24)	104
For the Year Ended October 31, 2019
A	$ 22.20	$ (0.13)	$ 2.28	$ 2.15	$ —	$ (4.00)	$ (4.00)	$ 20.35	14.08%	$ 311,742	1.33%	1.32%	(0.66)%	91%
C	16.11	(0.19)	1.38	1.19	—	(4.00)	(4.00)	13.30	13.24	9,929	2.14	2.13	(1.46)	91
I	23.28	(0.08)	2.45	2.37	—	(4.00)	(4.00)	21.65	14.48	26,939	1.04	1.03	(0.37)	91
R3	23.95	(0.19)	2.53	2.34	—	(4.00)	(4.00)	22.29	13.84	14,142	1.62	1.55	(0.89)	91
R4	25.28	(0.14)	2.74	2.60	—	(4.00)	(4.00)	23.88	14.20	14,261	1.32	1.25	(0.59)	91
R5	26.53	(0.07)	2.94	2.87	—	(4.00)	(4.00)	25.40	14.56	3,239	1.02	0.95	(0.29)	91
R6	27.02	(0.06)	3.01	2.95	—	(4.00)	(4.00)	25.97	14.60	206	0.90	0.90	(0.23)	91
Y	27.01	(0.06)	3.00	2.94	—	(4.00)	(4.00)	25.95	14.56	32,472	0.94	0.93	(0.26)	91
F	23.35	(0.05)	2.46	2.41	—	(4.00)	(4.00)	21.76	14.63	193,242	0.90	0.90	(0.23)	91
For the Year Ended October 31, 2018
A	$ 20.34	$ (0.20)	$ 2.06	$ 1.86	$ —	$ —	$ —	$ 22.20	9.20%	$ 283,912	1.34%	1.33%	(0.87)%	104%
C	14.87	(0.27)	1.51	1.24	—	—	—	16.11	8.34	11,729	2.12	2.10	(1.64)	104
I	21.27	(0.14)	2.15	2.01	—	—	—	23.28	9.45	28,540	1.07	1.05	(0.60)	104
R3	21.98	(0.27)	2.24	1.97	—	—	—	23.95	8.92	16,386	1.63	1.55	(1.09)	104
R4	23.14	(0.20)	2.34	2.14	—	—	—	25.28	9.25	15,295	1.32	1.25	(0.79)	104
R5	24.21	(0.14)	2.46	2.32	—	—	—	26.53	9.58	2,678	1.03	0.95	(0.51)	104
R6	24.64	(0.12)	2.50	2.38	—	—	—	27.02	9.66	144	0.91	0.90	(0.42)	104
Y	24.64	(0.12)	2.49	2.37	—	—	—	27.01	9.66	35,351	0.92	0.90	(0.44)	104
F	21.30	(0.11)	2.16	2.05	—	—	—	23.35	9.63	115,365	0.91	0.90	(0.45)	104
The accompanying notes are an integral part of these financial statements.
79

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2017
A	$ 15.74	$ (0.12)	$ 4.72	$ 4.60	$ —	$ —	$ —	$ 20.34	29.16%	$ 252,187	1.39%	1.37%	(0.64)%	109%
C	11.60	(0.19)	3.46	3.27	—	—	—	14.87	28.19	26,529	2.12	2.10	(1.40)	109
I	16.43	(0.10)	4.94	4.84	—	—	—	21.27	29.40	28,052	1.49	1.15	(0.51)	109
R3	17.05	(0.17)	5.10	4.93	—	—	—	21.98	28.91	23,932	1.63	1.55	(0.84)	109
R4	17.89	(0.11)	5.36	5.25	—	—	—	23.14	29.29	23,080	1.32	1.25	(0.53)	109
R5	18.67	(0.04)	5.58	5.54	—	—	—	24.21	29.67	3,263	1.06	0.95	(0.20)	109
R6	18.99	(0.09)	5.74	5.65	—	—	—	24.64	29.75	78	1.07	0.90	(0.38)	109
Y	18.99	(0.02)	5.67	5.65	—	—	—	24.64	29.70	33,040	0.94	0.90	(0.08)	109
F (7)	18.76	(0.05)	2.59	2.54	—	—	—	21.30	13.49 (4)	81,831	0.92 (5)	0.90 (5)	(0.38) (5)	109

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Includes interest expense representing less than 0.005%.
(7)	Commenced operations on February 28, 2017.
(8)	Amount is less than $0.01 per share.
(9)	Amount is less than 0.01%.
(10)	Commenced operations on February 28, 2019.
(11)	Commenced operations on February 28, 2018.
(12)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(13)	The “Net Realized and Unrealized Gain (Loss) on Investments” and “Total from Net Investment Income” for Classes I, R4 and R5 shares have been updated since the October 31, 2021 Annual Report to reflect a non-material change of $0.01 to these amounts.

The accompanying notes are an integral part of these financial statements.
80

Hartford Domestic Equity Funds
 Notes to Financial Statements
 April 30, 2022 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and fourteen series, respectively, as of April 30, 2022. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund (the "Capital Appreciation Fund")
Hartford Core Equity Fund (the "Core Equity Fund")
The Hartford Dividend and Growth Fund (the "Dividend and Growth Fund")
The Hartford Equity Income Fund (the "Equity Income Fund")
The Hartford Healthcare Fund (the "Healthcare Fund")
The Hartford MidCap Fund (the "MidCap Fund")
The Hartford MidCap Value Fund (the "MidCap Value Fund")
Hartford Small Cap Value Fund (the "Small Cap Value Fund")
The Hartford Small Company Fund (the "Small Company Fund")

The Hartford Mutual Funds II, Inc.:
The Hartford Growth Opportunities Fund (the "Growth Opportunities Fund")
Hartford Quality Value Fund (the "Quality Value Fund")
The Hartford Small Cap Growth Fund (the "Small Cap Growth Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class Y and Class F shares. Each Fund, except the MidCap Value Fund, has registered for sale Class R6 shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective April 1, 2021, Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
81

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the respective Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order
82

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund
83

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2022.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
84

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

During the six-month period ended April 30, 2022, the Capital Appreciation Fund had used futures contracts.
b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2022, the Healthcare Fund had used Foreign Currency Contracts.
c)	Additional Derivative Instrument Information:
Capital Appreciation Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ 5,817,240	$ —	$ 5,817,240
Total	$ —	$ —	$ —	$ 5,817,240	$ —	$ 5,817,240

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (15,581,894)	$ —	$ (15,581,894)
Total	$ —	$ —	$ —	$ (15,581,894)	$ —	$ (15,581,894)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ (12,418,293)	$ —	$ (12,418,293)
Total	$ —	$ —	$ —	$ (12,418,293)	$ —	$ (12,418,293)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	433
85

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Healthcare Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 1,041	$ —	$ —	$ —	$ 1,041
Total	$ —	$ 1,041	$ —	$ —	$ —	$ 1,041

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Net realized gain (loss) on foreign currency contracts	$ —	$ (16)	$ —	$ —	$ —	$ (16)
Total	$ —	$ (16)	$ —	$ —	$ —	$ (16)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$ —	$ (1,041)	$ —	$ —	$ —	$ (1,041)
Total	$ —	$ (1,041)	$ —	$ —	$ —	$ (1,041)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Sold at Contract Amount	$ 45,585
d)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2022:

Capital Appreciation Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ —	$ (5,817,240)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(5,817,240)
Derivatives not subject to a MNA	—	5,817,240
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

86

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Healthcare Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ —	$ (1,041)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(1,041)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ (1,041)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
State Street Global Markets LLC	$ (1,041)	$ —	$ —	$ —	$ (1,041)
Total	$ (1,041)	$ —	$ —	$ —	$ (1,041)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each
87

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2022. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
The Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Quality Value Fund, Small Cap Growth Fund, Small Cap Value Fund and Small Company Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2021.
During the year ended October 31, 2021, Core Equity Fund utilized $46,847,127, MidCap Value Fund utilized $32,679,852, Quality Value Fund utilized $2,486,494, and Small Cap Value Fund utilized $5,504,390 of prior year capital loss carryforwards.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2022 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$ 5,920,485,765	$ 994,605,751	$ (466,890,547)	$ 527,715,204
Core Equity Fund	7,703,004,349	3,309,822,086	(188,111,585)	3,121,710,501
Dividend and Growth Fund	10,677,877,469	4,913,121,367	(170,853,668)	4,742,267,699
Equity Income Fund	3,487,513,704	1,358,186,272	(52,300,398)	1,305,885,874
Growth Opportunities Fund	5,960,195,047	434,268,785	(1,179,892,896)	(745,624,111)
Healthcare Fund	1,170,430,846	373,518,581	(160,449,563)	213,069,018
MidCap Fund	7,761,242,988	2,441,306,759	(967,105,750)	1,474,201,009
MidCap Value Fund	762,244,742	164,648,935	(24,670,928)	139,978,007
Quality Value Fund	195,880,916	51,199,592	(3,584,798)	47,614,794
Small Cap Growth Fund	527,830,724	153,524,185	(84,869,170)	68,655,015
Small Cap Value Fund	134,292,729	20,129,022	(10,505,956)	9,623,066
Small Company Fund	763,024,630	56,861,315	(108,014,399)	(51,153,084)
7.	Expenses:
a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2022; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion
Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion
88

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Fund	Management Fee Rates
Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Quality Value Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion
Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the
89

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2022, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), through February 28, 2023 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Quality Value Fund	0.96%	1.71%	0.66%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2022, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.04%	1.84%	0.78%	1.41%	1.10%	0.80%	0.69%	0.80%	0.69%
Core Equity Fund	0.69%	1.45%	0.45%	1.06%	0.73%	0.46%	0.36%	0.44%	0.36%
Dividend and Growth Fund	0.95%	1.73%	0.70%	1.32%	1.03%	0.72%	0.63%	0.67%	0.62%
Equity Income Fund	0.97%	1.75%	0.73%	1.36%	1.05%	0.76%	0.65%	0.73%	0.64%
Growth Opportunities Fund	1.07%	1.86%	0.85%	1.45%	1.15%	0.85%	0.74%	0.84%	0.74%
Healthcare Fund	1.25%	2.03%	1.01%	1.61%	1.31%	1.01%	0.89%	1.00%	0.89%
MidCap Fund	1.09%	1.86%	0.86%	1.45%	1.14%	0.86%	0.74%	0.78%	0.74%
MidCap Value Fund	1.15%	1.94%	0.83%	1.48%	1.18%	0.88%	N/A	0.87%	0.76%
Quality Value Fund	0.94%	1.71%	0.63%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Growth Fund	1.21%	1.96%	0.88%	1.50%	1.21%	0.90%	0.79%	0.85%	0.79%
Small Cap Value Fund	1.25%	2.05%	0.96%	1.41%	1.15%	0.86%	0.80%	0.85%	0.80%
Small Company Fund	1.24%	2.09%	0.98%	1.58%	1.28%	0.98%	0.86%	0.93%	0.86%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2022, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$ 806,324	$ 5,305
Core Equity Fund	1,280,628	16,079
Dividend and Growth Fund	2,370,082	35,531
Equity Income Fund	720,731	2,479
Growth Opportunities Fund	1,109,683	11,802
Healthcare Fund	277,381	3,144
MidCap Fund	826,210	9,169
MidCap Value Fund	262,080	1,801
Quality Value Fund	54,133	506
Small Cap Growth Fund	33,692	192
Small Cap Value Fund	33,158	465
Small Company Fund	215,775	1,387
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net
90

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.
f)	Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2022, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Capital Appreciation Fund	$ 3,191
Core Equity Fund	5,443
Dividend and Growth Fund	6,900
Equity Income Fund	2,224
Growth Opportunities Fund	2,848
Healthcare Fund	674
MidCap Fund	5,358
MidCap Value Fund	402
Quality Value Fund	107
Small Cap Growth Fund	310
Small Cap Value Fund	71
Small Company Fund	357
Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
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Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Effective March 1, 2022, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below through February 28, 2023, unless the Board of Directors approves its earlier termination.
Fund	Class I	Class Y
Dividend and Growth Fund	N/A	0.06%
MidCap Fund	0.12%	0.06%
Small Cap Growth Fund	N/A	0.07%
From November 1, 2021 through February 28, 2022, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I	Class Y
Core Equity Fund	N/A	0.08%
Dividend and Growth Fund	N/A	0.04%
MidCap Fund	0.12%	0.04%
Small Cap Growth Fund	N/A	0.06%
Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2022, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	0.10%	0.15%	0.09%	0.22%	0.17%	0.11%	0.00% *	0.11%	0.00%*
Core Equity Fund	0.09%	0.09%	0.10%	0.21%	0.16%	0.11%	0.00% *	0.09%	0.00%*
Dividend and Growth Fund	0.08%	0.11%	0.08%	0.20%	0.16%	0.10%	0.00% *	0.05%	0.00%*
Equity Income Fund	0.08%	0.11%	0.09%	0.22%	0.16%	0.12%	0.00% *	0.09%	0.00%*
Growth Opportunities Fund	0.09%	0.12%	0.11%	0.22%	0.17%	0.12%	0.00% *	0.11%	0.00%*
Healthcare Fund	0.12%	0.14%	0.11%	0.22%	0.17%	0.12%	0.00% *	0.11%	0.00%*
MidCap Fund	0.10%	0.12%	0.12%	0.22%	0.17%	0.12%	0.00% *	0.05%	0.00%*
MidCap Value Fund	0.14%	0.18%	0.08%	0.22%	0.17%	0.12%	N/A	0.11%	0.00%*
Quality Value Fund	0.14%	0.23%	0.08%	0.22%	0.16%	0.12%	0.00% *	0.08%	0.00%*
Small Cap Growth Fund	0.18%	0.18%	0.10%	0.22%	0.17%	0.12%	0.00% *	0.06%	0.00%*
Small Cap Value Fund	0.18%	0.25%	0.13%	0.21%	0.07%	0.03%	0.00% *	0.09%	0.00%*
Small Company Fund	0.14%	0.23%	0.12%	0.22%	0.17%	0.12%	0.00% *	0.07%	0.00%*

*	Amount rounds to 0.00%.
8.	Securities Lending:
Each Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
92

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan; the collateral posted by the borrower; and the net amount, if any, due from the borrower in the event of default as of April 30, 2022.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Collateral Posted by Borrower(1)	Net Amount(2)
Capital Appreciation Fund	$ 19,210,739	$ (19,210,739)	$ —
Core Equity Fund	—	—	—
Dividend and Growth Fund	—	—	—
Equity Income Fund	320,040	(320,040)	—
Growth Opportunities Fund	9,203,673	(9,203,673)	—
Healthcare Fund	5,225,175	(5,225,175) (3)	—
MidCap Fund	92,456,805	(92,456,805) (3)	—
MidCap Value Fund	—	—	—
Quality Value Fund	—	—	—
Small Cap Growth Fund	2,296,260	(2,296,260)	—
Small Cap Value Fund	—	—	—
Small Company Fund	12,949,933	(12,949,933) (3)	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned. Collateral received in excess or in deficit of the market value is not presented in this table.
(2)	Net amount represents the net amount receivable due from the borrower in the event of default.
(3)	Includes non-cash collateral of $1,914,477, $3,492,016 and $1,811,608 for Healthcare Fund, MidCap Fund and Small Company Fund respectively.
9.	Secured Borrowings:
The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.
Certain Transfers Accounted For As Secured Borrowings
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Capital Appreciation Fund
Securities Lending Transactions(1)
Common Stocks	$ 18,330,361	$ —	$ —	$ —	$ 18,330,361
Exchange-Traded Funds	2,316,489	—	—	—	2,316,489
Total Borrowings	$ 20,646,850	$ —	$ —	$ —	$ 20,646,850
Gross amount of recognized liabilities for securities lending transactions					$ 20,646,850
Equity Income Fund
Securities Lending Transactions(1)
Common Stocks	$ 328,500	$ —	$ —	$ —	$ 328,500
Total Borrowings	$ 328,500	$ —	$ —	$ —	$ 328,500
Gross amount of recognized liabilities for securities lending transactions					$ 328,500
Growth Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$ 11,160,022	$ —	$ —	$ —	$ 11,160,022
Total Borrowings	$ 11,160,022	$ —	$ —	$ —	$ 11,160,022
Gross amount of recognized liabilities for securities lending transactions					$ 11,160,022
93

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Healthcare Fund
Securities Lending Transactions(1)
Common Stocks	$ 3,713,169	$ —	$ —	$ —	$ 3,713,169
Total Borrowings	$ 3,713,169	$ —	$ —	$ —	$ 3,713,169
Gross amount of recognized liabilities for securities lending transactions					$ 3,713,169
MidCap Fund
Securities Lending Transactions(1)
Common Stocks	$ 99,430,404	$ —	$ —	$ —	$ 99,430,404
Total Borrowings	$ 99,430,404	$ —	$ —	$ —	$ 99,430,404
Gross amount of recognized liabilities for securities lending transactions					$ 99,430,404
Small Cap Growth Fund
Securities Lending Transactions(1)
Common Stocks	$ 2,798,208	$ —	$ —	$ —	$ 2,798,208
Total Borrowings	$ 2,798,208	$ —	$ —	$ —	$ 2,798,208
Gross amount of recognized liabilities for securities lending transactions					$ 2,798,208
Small Company Fund
Securities Lending Transactions(1)
Common Stocks	$ 226,587	$ —	$ —	$ —	$ 226,587
Exchange-Traded Funds	11,834,229	—	—	—	11,834,229
Total Borrowings	$ 12,060,816	$ —	$ —	$ —	$ 12,060,816
Gross amount of recognized liabilities for securities lending transactions					$ 12,060,816

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.
10.	Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six-month period ended April 30, 2022, the MidCap Fund and Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below:
A summary of affiliate fund transactions for period ended April 30, 2022 follows:

Affiliated Investments	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gains Distribution
MidCap Fund
CommScope Holding Co., Inc.*	$ 109,463,815	$ 16,372,505	$ 20,588,461	$ (10,223,093)	$ —	$ (38,615,449)	$ 56,409,317	9,354,779	$ —	$ —
Reata Pharmaceuticals, Inc. Class A	111,480,283	19,138,827	270,446	(238,629)	—	(89,924,231)	40,185,804	1,583,365	—	—
Total	$ 220,944,098	$ 35,511,332	$ 20,858,907	$ (10,461,722)	$ —	$ (128,539,680)	$ 96,595,121	10,938,144	$ —	$ —
Small Company Fund
Allstar Co.(1)	$ —	$ —	$ —	$ —	$ —	$ —	$ —	3,136,600	$ —	$ —

*	Not an affiliate as of April 30, 2022.
(1)	Allstar Co. is a Delaware limited liability company that was created for the purpose of investing in Academy Sports & Outdoors, Inc. As a result of the Fund's holdings in Allstar Co., the Fund previously had indirect exposure to Academy Sports & Outdoors, Inc.; however, the Fund does not have direct or indirect exposure to 5% or more of the outstanding voting securities of Academy Sports & Outdoors, Inc.
94

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

11.	Affiliate Holdings:
As of April 30, 2022, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Small Cap Value Fund	—	—	—	—	—	1%	—	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Small Cap Value Fund	—	—	—	—	—	0%*	—	—	—

*	Percentage rounds to zero.
As of April 30, 2022, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the “529 plan”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
Capital Appreciation Fund	8%
Core Equity Fund	3%
Dividend and Growth Fund	5%
Equity Income Fund	4%
Growth Opportunities Fund	3%
MidCap Fund	1%
MidCap Value Fund	2%
Small Cap Growth Fund	4%
Small Cap Value Fund	22%
Small Company Fund	6%

*	As of April 30, 2022, affiliated funds of funds and the 529 plan were invested in Class F shares.
12.	Investment Transactions:
For the six-month period ended April 30, 2022, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$ 4,073,758,117	$ 4,384,365,481	$ 4,073,758,117	$ 4,384,365,481
Core Equity Fund	1,422,641,841	1,767,653,365	1,422,641,841	1,767,653,365
Dividend and Growth Fund	2,506,531,420	1,340,093,117	2,506,531,420	1,340,093,117
Equity Income Fund	682,696,822	825,097,777	682,696,822	825,097,777
Growth Opportunities Fund	3,584,703,572	4,132,116,977	3,584,703,572	4,132,116,977
Healthcare Fund	334,005,116	444,352,436	334,005,116	444,352,436
MidCap Fund	2,228,916,498	4,661,774,807	2,228,916,498	4,661,774,807
MidCap Value Fund	331,616,975	329,205,243	331,616,975	329,205,243
Quality Value Fund	45,634,605	31,230,702	45,634,605	31,230,702
Small Cap Growth Fund	128,781,306	208,859,267	128,781,306	208,859,267
Small Cap Value Fund	53,564,208	74,029,496	53,564,208	74,029,496
Small Company Fund	327,158,425	396,167,181	327,158,425	396,167,181
95

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

13.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2022 and the year ended October 31, 2021:

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	1,809,016	$ 74,820,343	3,367,409	$ 153,139,085
Shares Issued for Reinvested Dividends	18,530,281	773,952,116	5,909,766	249,118,669
Shares Redeemed	(8,115,940)	(336,789,934)	(13,459,956)	(610,878,988)
Net Increase (Decrease)	12,223,357	511,982,525	(4,182,781)	(208,621,234)
Class C
Shares Sold	211,414	$ 5,740,818	420,030	$ 13,300,659
Shares Issued for Reinvested Dividends	1,058,069	28,641,921	423,362	12,493,414
Shares Redeemed	(1,068,040)	(28,558,461)	(2,943,150)	(94,205,765)
Net Increase (Decrease)	201,443	5,824,278	(2,099,758)	(68,411,692)
Class I
Shares Sold	945,941	$ 39,920,377	1,763,794	$ 80,348,270
Shares Issued for Reinvested Dividends	2,140,816	90,255,338	692,879	29,440,161
Shares Redeemed	(1,772,070)	(73,973,349)	(2,913,758)	(132,549,967)
Net Increase (Decrease)	1,314,687	56,202,366	(457,085)	(22,761,536)
Class R3
Shares Sold	30,494	$ 1,408,534	81,697	$ 4,139,188
Shares Issued for Reinvested Dividends	114,302	5,487,633	40,201	1,911,571
Shares Redeemed	(107,742)	(5,100,893)	(289,780)	(14,863,615)
Net Increase (Decrease)	37,054	1,795,274	(167,882)	(8,812,856)
Class R4
Shares Sold	44,754	$ 2,220,259	75,708	$ 4,029,701
Shares Issued for Reinvested Dividends	85,515	4,313,361	28,656	1,422,120
Shares Redeemed	(88,329)	(4,274,781)	(195,566)	(10,231,712)
Net Increase (Decrease)	41,940	2,258,839	(91,202)	(4,779,891)
Class R5
Shares Sold	24,082	$ 1,221,611	38,655	$ 2,086,665
Shares Issued for Reinvested Dividends	80,863	4,194,444	31,983	1,626,764
Shares Redeemed	(64,777)	(3,394,831)	(196,018)	(10,767,188)
Net Increase (Decrease)	40,168	2,021,224	(125,380)	(7,053,759)
Class R6
Shares Sold	325,738	$ 18,640,176	101,705	$ 5,729,396
Shares Issued for Reinvested Dividends	81,637	4,271,968	11,975	613,867
Shares Redeemed	(54,298)	(2,704,624)	(60,680)	(3,346,501)
Net Increase (Decrease)	353,077	20,207,520	53,000	2,996,762
Class Y
Shares Sold	60,554	$ 3,172,906	418,089	$ 23,154,624
Shares Issued for Reinvested Dividends	274,840	14,360,979	97,100	4,973,187
Shares Redeemed	(241,684)	(12,132,095)	(683,536)	(37,544,012)
Net Increase (Decrease)	93,710	5,401,790	(168,347)	(9,416,201)
Class F
Shares Sold	807,481	$ 33,846,132	1,156,081	$ 52,681,033
Shares Issued for Reinvested Dividends	3,014,822	127,144,725	996,586	42,357,183
Shares Redeemed	(1,317,587)	(55,543,915)	(2,759,017)	(125,550,739)
Net Increase (Decrease)	2,504,716	105,446,942	(606,350)	(30,512,523)
Total Net Increase (Decrease)	16,810,152	$ 711,140,758	(7,845,785)	$ (357,372,930)
Core Equity Fund
Class A
Shares Sold	3,629,351	$ 171,551,587	8,048,194	$ 349,552,465
Shares Issued for Reinvested Dividends	1,003,254	49,317,221	170,767	6,957,062
Shares Redeemed	(2,700,326)	(126,265,584)	(5,854,509)	(256,534,349)
Net Increase (Decrease)	1,932,279	94,603,224	2,364,452	99,975,178
96

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class C
Shares Sold	818,223	$ 34,918,092	2,433,951	$ 95,569,941
Shares Issued for Reinvested Dividends	349,431	15,420,372	—	—
Shares Redeemed	(1,424,945)	(60,169,034)	(2,963,058)	(117,542,554)
Net Increase (Decrease)	(257,291)	(9,830,570)	(529,107)	(21,972,613)
Class I
Shares Sold	13,838,237	$ 653,351,691	38,606,478	$ 1,683,147,371
Shares Issued for Reinvested Dividends	2,850,367	140,716,905	587,802	23,982,316
Shares Redeemed	(16,824,875)	(785,161,156)	(25,621,499)	(1,138,977,250)
Net Increase (Decrease)	(136,271)	8,907,440	13,572,781	568,152,437
Class R3
Shares Sold	220,097	$ 10,707,150	430,551	$ 19,338,433
Shares Issued for Reinvested Dividends	37,639	1,871,543	3,454	143,013
Shares Redeemed	(196,108)	(9,402,204)	(280,505)	(12,331,610)
Net Increase (Decrease)	61,628	3,176,489	153,500	7,149,836
Class R4
Shares Sold	293,600	$ 14,205,752	1,346,774	$ 61,759,473
Shares Issued for Reinvested Dividends	132,063	6,705,623	22,870	962,136
Shares Redeemed	(894,335)	(43,393,473)	(1,230,844)	(56,219,106)
Net Increase (Decrease)	(468,672)	(22,482,098)	138,800	6,502,503
Class R5
Shares Sold	402,212	$ 18,355,817	719,073	$ 31,981,033
Shares Issued for Reinvested Dividends	118,899	5,918,731	30,689	1,262,537
Shares Redeemed	(749,290)	(34,741,331)	(1,428,140)	(63,174,300)
Net Increase (Decrease)	(228,179)	(10,466,783)	(678,378)	(29,930,730)
Class R6
Shares Sold	4,483,383	$ 210,821,548	5,638,764	$ 249,691,246
Shares Issued for Reinvested Dividends	647,642	32,411,972	161,700	6,679,826
Shares Redeemed	(2,273,030)	(108,173,950)	(5,359,583)	(240,460,323)
Net Increase (Decrease)	2,857,995	135,059,570	440,881	15,910,749
Class Y
Shares Sold	1,392,321	$ 66,943,987	4,083,890	$ 178,723,495
Shares Issued for Reinvested Dividends	561,625	28,081,045	139,865	5,777,841
Shares Redeemed	(3,995,269)	(189,345,071)	(4,487,602)	(204,115,939)
Net Increase (Decrease)	(2,041,323)	(94,320,039)	(263,847)	(19,614,603)
Class F
Shares Sold	7,935,905	$ 376,006,976	20,968,799	$ 922,349,213
Shares Issued for Reinvested Dividends	2,148,216	106,209,029	532,223	21,725,333
Shares Redeemed	(11,637,548)	(544,821,183)	(18,994,470)	(837,983,756)
Net Increase (Decrease)	(1,553,427)	(62,605,178)	2,506,552	106,090,790
Total Net Increase (Decrease)	166,739	$ 42,042,055	17,705,634	$ 732,263,547
Dividend and Growth Fund
Class A
Shares Sold	7,581,410	$ 253,086,932	11,151,010	$ 344,976,720
Shares Issued for Reinvested Dividends	7,342,061	245,246,402	4,336,771	122,673,579
Shares Redeemed	(7,822,080)	(262,413,056)	(17,131,999)	(519,287,515)
Net Increase (Decrease)	7,101,391	235,920,278	(1,644,218)	(51,637,216)
Class C
Shares Sold	1,548,052	$ 49,648,488	1,419,508	$ 42,204,089
Shares Issued for Reinvested Dividends	268,337	8,563,121	145,715	3,852,604
Shares Redeemed	(756,880)	(24,212,488)	(2,354,366)	(69,029,852)
Net Increase (Decrease)	1,059,509	33,999,121	(789,143)	(22,973,159)
Class I
Shares Sold	37,630,032	$ 1,250,835,548	36,793,322	$ 1,137,090,014
Shares Issued for Reinvested Dividends	5,168,222	171,760,220	2,425,264	69,068,594
Shares Redeemed	(17,655,027)	(586,642,039)	(15,783,459)	(477,606,650)
Net Increase (Decrease)	25,143,227	835,953,729	23,435,127	728,551,958
97

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	176,842	$ 6,028,930	324,177	$ 10,228,653
Shares Issued for Reinvested Dividends	96,207	3,263,737	59,719	1,695,081
Shares Redeemed	(350,525)	(11,895,025)	(687,387)	(21,558,216)
Net Increase (Decrease)	(77,476)	(2,602,358)	(303,491)	(9,634,482)
Class R4
Shares Sold	453,361	$ 15,752,226	676,475	$ 21,736,412
Shares Issued for Reinvested Dividends	127,834	4,379,221	75,716	2,188,661
Shares Redeemed	(589,205)	(20,350,806)	(1,035,619)	(31,590,923)
Net Increase (Decrease)	(8,010)	(219,359)	(283,428)	(7,665,850)
Class R5
Shares Sold	1,720,946	$ 59,439,179	2,526,093	$ 79,438,301
Shares Issued for Reinvested Dividends	186,456	6,424,949	96,696	2,843,393
Shares Redeemed	(1,480,865)	(50,996,348)	(2,227,663)	(69,728,112)
Net Increase (Decrease)	426,537	14,867,780	395,126	12,553,582
Class R6
Shares Sold	4,475,903	$ 154,563,251	7,406,904	$ 227,713,097
Shares Issued for Reinvested Dividends	724,296	24,975,447	297,938	8,855,913
Shares Redeemed	(1,761,230)	(60,687,206)	(2,250,013)	(70,681,330)
Net Increase (Decrease)	3,438,969	118,851,492	5,454,829	165,887,680
Class Y
Shares Sold	5,105,128	$ 175,688,764	20,130,737	$ 637,738,953
Shares Issued for Reinvested Dividends	1,418,711	48,902,258	944,058	27,654,509
Shares Redeemed	(5,410,218)	(188,924,081)	(24,259,929)	(783,606,689)
Net Increase (Decrease)	1,113,621	35,666,941	(3,185,134)	(118,213,227)
Class F
Shares Sold	30,941,368	$ 1,028,559,686	49,096,886	$ 1,528,459,592
Shares Issued for Reinvested Dividends	7,563,790	251,155,263	4,082,716	115,917,711
Shares Redeemed	(14,799,100)	(492,579,933)	(27,500,734)	(840,425,971)
Net Increase (Decrease)	23,706,058	787,135,016	25,678,868	803,951,332
Total Net Increase (Decrease)	61,903,826	$ 2,059,572,640	48,758,536	$ 1,500,820,618
Equity Income Fund
Class A
Shares Sold	4,156,602	$ 94,647,236	8,289,761	$ 180,610,904
Shares Issued for Reinvested Dividends	6,421,213	143,941,976	1,960,721	40,766,669
Shares Redeemed	(4,775,749)	(109,026,884)	(9,871,460)	(212,979,569)
Net Increase (Decrease)	5,802,066	129,562,328	379,022	8,398,004
Class C
Shares Sold	530,028	$ 12,065,497	649,197	$ 14,115,367
Shares Issued for Reinvested Dividends	520,622	11,576,030	180,050	3,621,924
Shares Redeemed	(1,422,740)	(32,258,527)	(4,975,576)	(107,730,675)
Net Increase (Decrease)	(372,090)	(8,617,000)	(4,146,329)	(89,993,384)
Class I
Shares Sold	8,751,088	$ 198,027,686	13,408,859	$ 286,986,093
Shares Issued for Reinvested Dividends	4,686,815	104,350,208	1,520,952	31,538,766
Shares Redeemed	(6,656,858)	(150,472,181)	(13,573,736)	(290,903,554)
Net Increase (Decrease)	6,781,045	151,905,713	1,356,075	27,621,305
Class R3
Shares Sold	112,623	$ 2,589,681	178,866	$ 3,905,700
Shares Issued for Reinvested Dividends	113,774	2,551,701	37,851	778,951
Shares Redeemed	(283,220)	(6,470,992)	(622,158)	(13,765,852)
Net Increase (Decrease)	(56,823)	(1,329,610)	(405,441)	(9,081,201)
Class R4
Shares Sold	195,071	$ 4,450,287	409,910	$ 8,975,208
Shares Issued for Reinvested Dividends	123,436	2,776,233	41,162	854,303
Shares Redeemed	(467,628)	(10,836,533)	(714,299)	(15,093,697)
Net Increase (Decrease)	(149,121)	(3,610,013)	(263,227)	(5,264,186)
98

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	379,001	$ 8,732,190	1,641,838	$ 34,220,609
Shares Issued for Reinvested Dividends	254,446	5,760,997	92,807	1,954,636
Shares Redeemed	(667,724)	(15,394,613)	(1,549,727)	(34,015,363)
Net Increase (Decrease)	(34,277)	(901,426)	184,918	2,159,882
Class R6
Shares Sold	833,327	$ 19,245,218	1,024,580	$ 22,209,707
Shares Issued for Reinvested Dividends	258,726	5,878,475	84,605	1,790,192
Shares Redeemed	(552,218)	(12,706,618)	(848,471)	(18,624,173)
Net Increase (Decrease)	539,835	12,417,075	260,714	5,375,726
Class Y
Shares Sold	671,229	$ 15,547,224	1,290,931	$ 27,947,876
Shares Issued for Reinvested Dividends	344,922	7,838,315	115,344	2,434,785
Shares Redeemed	(758,813)	(17,672,977)	(1,008,753)	(22,141,456)
Net Increase (Decrease)	257,338	5,712,562	397,522	8,241,205
Class F
Shares Sold	4,307,047	$ 97,611,576	8,946,727	$ 192,753,571
Shares Issued for Reinvested Dividends	4,138,889	92,150,862	1,449,703	30,022,805
Shares Redeemed	(7,112,536)	(161,743,130)	(13,229,490)	(284,172,877)
Net Increase (Decrease)	1,333,400	28,019,308	(2,833,060)	(61,396,501)
Total Net Increase (Decrease)	14,101,373	$ 313,158,937	(5,069,806)	$ (113,939,150)
Growth Opportunities Fund
Class A
Shares Sold	2,536,459	$ 113,895,501	5,209,175	$ 302,551,393
Shares Issued for Reinvested Dividends	14,227,375	671,816,665	7,642,117	408,394,711
Shares Redeemed	(6,135,334)	(272,132,927)	(7,857,838)	(457,256,332)
Net Increase (Decrease)	10,628,500	513,579,239	4,993,454	253,689,772
Class C
Shares Sold	1,613,454	$ 19,244,660	1,814,685	$ 42,859,385
Shares Issued for Reinvested Dividends	11,422,799	136,730,901	4,008,428	87,303,560
Shares Redeemed	(5,721,551)	(69,939,139)	(5,222,282)	(124,561,047)
Net Increase (Decrease)	7,314,702	86,036,422	600,831	5,601,898
Class I
Shares Sold	4,164,240	$ 203,223,576	6,786,614	$ 423,546,619
Shares Issued for Reinvested Dividends	5,786,925	301,903,898	3,207,164	185,309,937
Shares Redeemed	(7,842,496)	(384,000,056)	(7,861,192)	(491,248,063)
Net Increase (Decrease)	2,108,669	121,127,418	2,132,586	117,608,493
Class R3
Shares Sold	132,003	$ 5,616,821	217,459	$ 12,458,353
Shares Issued for Reinvested Dividends	215,984	10,077,826	133,397	7,088,738
Shares Redeemed	(131,465)	(5,731,764)	(388,784)	(22,241,704)
Net Increase (Decrease)	216,522	9,962,883	(37,928)	(2,694,613)
Class R4
Shares Sold	98,451	$ 4,643,095	260,470	$ 16,275,076
Shares Issued for Reinvested Dividends	236,765	12,382,831	149,374	8,675,642
Shares Redeemed	(168,810)	(8,266,667)	(483,285)	(30,586,387)
Net Increase (Decrease)	166,406	8,759,259	(73,441)	(5,635,669)
Class R5
Shares Sold	28,704	$ 1,527,256	88,508	$ 5,974,431
Shares Issued for Reinvested Dividends	68,446	3,927,412	44,659	2,790,306
Shares Redeemed	(52,417)	(2,796,778)	(159,100)	(10,438,793)
Net Increase (Decrease)	44,733	2,657,890	(25,933)	(1,674,056)
Class R6
Shares Sold	118,842	$ 6,939,129	490,627	$ 33,816,735
Shares Issued for Reinvested Dividends	182,244	10,770,646	77,962	4,986,464
Shares Redeemed	(140,018)	(8,096,483)	(230,683)	(16,066,034)
Net Increase (Decrease)	161,068	9,613,292	337,906	22,737,165
99

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	970,232	$ 51,666,920	2,179,222	$ 149,741,177
Shares Issued for Reinvested Dividends	1,525,929	89,968,761	841,194	53,752,317
Shares Redeemed	(1,038,128)	(56,715,202)	(2,205,530)	(152,562,447)
Net Increase (Decrease)	1,458,033	84,920,479	814,886	50,931,047
Class F
Shares Sold	2,340,290	$ 114,993,705	6,728,193	$ 425,460,841
Shares Issued for Reinvested Dividends	4,010,962	210,816,144	1,886,638	109,557,047
Shares Redeemed	(3,214,713)	(157,103,734)	(4,459,130)	(280,955,262)
Net Increase (Decrease)	3,136,539	168,706,115	4,155,701	254,062,626
Total Net Increase (Decrease)	25,235,172	$ 1,005,362,997	12,898,062	$ 694,626,663
Healthcare Fund
Class A
Shares Sold	670,659	$ 25,625,037	1,918,507	$ 82,032,094
Shares Issued for Reinvested Dividends	2,140,947	82,554,933	2,232,980	90,190,081
Shares Redeemed	(1,455,870)	(55,662,109)	(2,567,935)	(109,917,953)
Net Increase (Decrease)	1,355,736	52,517,861	1,583,552	62,304,222
Class C
Shares Sold	133,055	$ 3,739,599	368,990	$ 11,716,851
Shares Issued for Reinvested Dividends	637,952	17,422,458	743,990	22,349,458
Shares Redeemed	(707,772)	(19,129,182)	(1,445,763)	(46,040,790)
Net Increase (Decrease)	63,235	2,032,875	(332,783)	(11,974,481)
Class I
Shares Sold	868,490	$ 35,777,309	2,309,673	$ 105,781,014
Shares Issued for Reinvested Dividends	894,258	37,379,994	924,714	40,077,121
Shares Redeemed	(2,093,701)	(86,319,484)	(2,209,353)	(101,145,679)
Net Increase (Decrease)	(330,953)	(13,162,181)	1,025,034	44,712,456
Class R3
Shares Sold	67,130	$ 2,618,285	151,226	$ 6,683,795
Shares Issued for Reinvested Dividends	76,658	3,032,585	90,203	3,742,540
Shares Redeemed	(138,363)	(5,424,030)	(270,146)	(11,931,278)
Net Increase (Decrease)	5,425	226,840	(28,717)	(1,504,943)
Class R4
Shares Sold	57,662	$ 2,451,713	134,157	$ 6,296,937
Shares Issued for Reinvested Dividends	45,986	1,974,634	58,738	2,616,195
Shares Redeemed	(107,416)	(4,543,451)	(229,273)	(10,763,007)
Net Increase (Decrease)	(3,768)	(117,104)	(36,378)	(1,849,875)
Class R5
Shares Sold	24,369	$ 1,088,855	79,162	$ 3,961,571
Shares Issued for Reinvested Dividends	22,562	1,042,154	25,326	1,201,964
Shares Redeemed	(46,317)	(2,140,842)	(89,603)	(4,495,885)
Net Increase (Decrease)	614	(9,833)	14,885	667,650
Class R6
Shares Sold	25,595	$ 1,203,120	55,913	$ 2,913,413
Shares Issued for Reinvested Dividends	10,556	497,706	9,082	438,736
Shares Redeemed	(17,931)	(823,867)	(32,048)	(1,696,505)
Net Increase (Decrease)	18,220	876,959	32,947	1,655,644
Class Y
Shares Sold	133,914	$ 6,242,109	450,272	$ 22,884,351
Shares Issued for Reinvested Dividends	211,002	9,927,628	219,387	10,587,619
Shares Redeemed	(200,555)	(9,515,013)	(397,553)	(20,324,517)
Net Increase (Decrease)	144,361	6,654,724	272,106	13,147,453
Class F
Shares Sold	72,271	$ 3,081,507	262,096	$ 12,136,397
Shares Issued for Reinvested Dividends	99,102	4,167,247	89,913	3,913,893
Shares Redeemed	(131,793)	(5,492,129)	(183,888)	(8,417,394)
Net Increase (Decrease)	39,580	1,756,625	168,121	7,632,896
Total Net Increase (Decrease)	1,292,450	$ 50,776,766	2,698,767	$ 114,791,022
100

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
MidCap Fund
Class A
Shares Sold	2,361,007	$ 73,373,969	5,765,546	$ 206,608,439
Shares Issued for Reinvested Dividends	12,324,154	396,196,637	10,539,072	343,679,112
Shares Redeemed	(7,900,070)	(245,521,439)	(12,122,834)	(430,915,073)
Net Increase (Decrease)	6,785,091	224,049,167	4,181,784	119,372,478
Class C
Shares Sold	426,159	$ 7,691,007	997,903	$ 22,218,396
Shares Issued for Reinvested Dividends	3,704,019	67,653,820	3,497,780	71,039,908
Shares Redeemed	(3,377,477)	(60,132,148)	(6,508,579)	(145,602,161)
Net Increase (Decrease)	752,701	15,212,679	(2,012,896)	(52,343,857)
Class I
Shares Sold	9,502,115	$ 311,778,452	18,766,871	$ 702,875,370
Shares Issued for Reinvested Dividends	13,008,563	440,965,066	13,770,100	469,422,719
Shares Redeemed	(48,545,006)	(1,514,884,017)	(51,765,006)	(1,948,483,150)
Net Increase (Decrease)	(26,034,328)	(762,140,499)	(19,228,035)	(776,185,061)
Class R3
Shares Sold	141,259	$ 4,935,504	328,898	$ 13,349,542
Shares Issued for Reinvested Dividends	262,492	9,696,451	278,856	10,337,182
Shares Redeemed	(421,624)	(15,154,191)	(897,014)	(36,300,678)
Net Increase (Decrease)	(17,873)	(522,236)	(289,260)	(12,613,954)
Class R4
Shares Sold	211,929	$ 8,068,500	616,644	$ 26,335,205
Shares Issued for Reinvested Dividends	422,793	16,696,845	530,397	20,812,764
Shares Redeemed	(1,293,164)	(48,926,954)	(2,562,147)	(109,758,970)
Net Increase (Decrease)	(658,442)	(24,161,609)	(1,415,106)	(62,611,001)
Class R5
Shares Sold	438,747	$ 17,601,251	1,925,411	$ 85,163,229
Shares Issued for Reinvested Dividends	578,517	24,023,911	805,971	32,980,317
Shares Redeemed	(3,694,327)	(148,886,988)	(5,761,404)	(259,286,863)
Net Increase (Decrease)	(2,677,063)	(107,261,826)	(3,030,022)	(141,143,317)
Class R6
Shares Sold	1,908,397	$ 77,806,842	7,264,767	$ 326,578,751
Shares Issued for Reinvested Dividends	3,286,733	138,940,388	3,932,733	163,365,732
Shares Redeemed	(13,784,446)	(560,488,492)	(22,294,027)	(1,010,767,875)
Net Increase (Decrease)	(8,589,316)	(343,741,262)	(11,096,527)	(520,823,392)
Class Y
Shares Sold	2,088,747	$ 85,447,414	4,103,182	$ 185,837,048
Shares Issued for Reinvested Dividends	1,893,699	79,823,910	2,564,133	106,283,299
Shares Redeemed	(6,252,421)	(254,012,420)	(16,202,137)	(733,248,509)
Net Increase (Decrease)	(2,269,975)	(88,741,096)	(9,534,822)	(441,128,162)
Class F
Shares Sold	6,027,145	$ 197,474,823	11,833,195	$ 445,587,914
Shares Issued for Reinvested Dividends	8,831,655	301,449,778	7,742,034	265,242,076
Shares Redeemed	(10,315,009)	(338,053,147)	(20,970,331)	(786,132,834)
Net Increase (Decrease)	4,543,791	160,871,454	(1,395,102)	(75,302,844)
Total Net Increase (Decrease)	(28,165,414)	$ (926,435,228)	(43,819,986)	$ (1,962,779,110)
MidCap Value Fund
Class A
Shares Sold	1,545,416	$ 27,166,761	2,474,862	$ 41,495,746
Shares Issued for Reinvested Dividends	1,489,117	25,795,951	56,642	831,510
Shares Redeemed	(1,229,069)	(21,738,933)	(2,543,440)	(41,457,915)
Net Increase (Decrease)	1,805,464	31,223,779	(11,936)	869,341
Class C
Shares Sold	60,254	$ 816,950	43,557	$ 579,493
Shares Issued for Reinvested Dividends	59,365	792,527	—	—
Shares Redeemed	(116,385)	(1,579,185)	(405,320)	(5,295,304)
Net Increase (Decrease)	3,234	30,292	(361,763)	(4,715,811)
101

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class I
Shares Sold	306,728	$ 5,463,454	328,086	$ 5,572,562
Shares Issued for Reinvested Dividends	107,582	1,891,181	7,619	112,984
Shares Redeemed	(92,069)	(1,638,164)	(553,865)	(8,619,992)
Net Increase (Decrease)	322,241	5,716,471	(218,160)	(2,934,446)
Class R3
Shares Sold	31,110	$ 574,569	66,910	$ 1,193,206
Shares Issued for Reinvested Dividends	25,748	473,508	—	—
Shares Redeemed	(67,107)	(1,255,344)	(115,157)	(2,047,635)
Net Increase (Decrease)	(10,249)	(207,267)	(48,247)	(854,429)
Class R4
Shares Sold	38,742	$ 742,392	71,792	$ 1,296,064
Shares Issued for Reinvested Dividends	32,127	606,242	1,122	17,850
Shares Redeemed	(77,837)	(1,494,249)	(208,564)	(3,543,019)
Net Increase (Decrease)	(6,968)	(145,615)	(135,650)	(2,229,105)
Class R5
Shares Sold	5,069	$ 96,168	7,217	$ 128,610
Shares Issued for Reinvested Dividends	7,462	143,466	586	9,446
Shares Redeemed	(15,319)	(292,147)	(6,437)	(116,999)
Net Increase (Decrease)	(2,788)	(52,513)	1,366	21,057
Class Y
Shares Sold	115,125	$ 2,238,981	473,420	$ 8,111,667
Shares Issued for Reinvested Dividends	52,960	1,020,918	5,606	90,649
Shares Redeemed	(89,528)	(1,744,675)	(457,356)	(8,763,398)
Net Increase (Decrease)	78,557	1,515,224	21,670	(561,082)
Class F
Shares Sold	3,019,067	$ 53,862,213	5,244,142	$ 88,440,237
Shares Issued for Reinvested Dividends	1,871,906	32,929,211	163,610	2,424,705
Shares Redeemed	(2,593,479)	(46,369,624)	(5,585,121)	(92,716,247)
Net Increase (Decrease)	2,297,494	40,421,800	(177,369)	(1,851,305)
Total Net Increase (Decrease)	4,486,985	$ 78,502,171	(930,089)	$ (12,255,780)
Quality Value Fund
Class A
Shares Sold	316,335	$ 8,021,038	434,273	$ 10,311,005
Shares Issued for Reinvested Dividends	446,698	11,224,276	151,354	3,182,978
Shares Redeemed	(450,978)	(11,495,390)	(947,815)	(22,212,834)
Net Increase (Decrease)	312,055	7,749,924	(362,188)	(8,718,851)
Class C
Shares Sold	55,484	$ 1,189,227	29,926	$ 594,579
Shares Issued for Reinvested Dividends	10,099	212,267	3,530	63,188
Shares Redeemed	(28,776)	(616,892)	(113,368)	(2,261,575)
Net Increase (Decrease)	36,807	784,602	(79,912)	(1,603,808)
Class I
Shares Sold	284,849	$ 7,125,169	278,233	$ 6,680,247
Shares Issued for Reinvested Dividends	55,812	1,383,295	14,220	294,345
Shares Redeemed	(54,176)	(1,356,186)	(110,028)	(2,556,620)
Net Increase (Decrease)	286,485	7,152,278	182,425	4,417,972
Class R3
Shares Sold	1,279	$ 33,127	4,235	$ 100,111
Shares Issued for Reinvested Dividends	2,504	64,011	828	17,729
Shares Redeemed	(3,880)	(100,689)	(9,137)	(220,510)
Net Increase (Decrease)	(97)	(3,551)	(4,074)	(102,670)
Class R4
Shares Sold	12,727	$ 332,914	44,905	$ 1,069,168
Shares Issued for Reinvested Dividends	10,678	276,389	4,243	91,734
Shares Redeemed	(16,934)	(453,309)	(75,589)	(1,855,079)
Net Increase (Decrease)	6,471	155,994	(26,441)	(694,177)
102

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	224	$ 5,859	123	$ 3,003
Shares Issued for Reinvested Dividends	763	19,958	265	5,775
Shares Redeemed	(24)	(632)	(64)	(1,603)
Net Increase (Decrease)	963	25,185	324	7,175
Class R6
Shares Sold	480,811	$ 12,799,462	5,718	$ 131,614
Shares Issued for Reinvested Dividends	627	16,459	536	11,697
Shares Redeemed	(4,146)	(109,528)	(21,890)	(567,870)
Net Increase (Decrease)	477,292	12,706,393	(15,636)	(424,559)
Class Y
Shares Sold	41,879	$ 1,079,480	46,187	$ 1,183,352
Shares Issued for Reinvested Dividends	3,465	90,618	473	10,318
Shares Redeemed	(3,032)	(79,682)	(2,267)	(57,102)
Net Increase (Decrease)	42,312	1,090,416	44,393	1,136,568
Class F
Shares Sold	28,424	$ 706,287	64,383	$ 1,454,799
Shares Issued for Reinvested Dividends	32,704	807,377	12,550	258,522
Shares Redeemed	(42,485)	(1,062,396)	(95,500)	(2,207,875)
Net Increase (Decrease)	18,643	451,268	(18,567)	(494,554)
Total Net Increase (Decrease)	1,180,931	$ 30,112,509	(279,676)	$ (6,476,904)
Small Cap Growth Fund
Class A
Shares Sold	141,534	$ 6,673,266	242,684	$ 15,163,953
Shares Issued for Reinvested Dividends	954,163	46,858,948	280,755	16,331,511
Shares Redeemed	(335,049)	(15,829,200)	(441,435)	(27,592,119)
Net Increase (Decrease)	760,648	37,703,014	82,004	3,903,345
Class C
Shares Sold	10,840	$ 267,728	18,046	$ 723,868
Shares Issued for Reinvested Dividends	82,922	2,226,460	40,883	1,524,921
Shares Redeemed	(128,935)	(3,325,155)	(223,022)	(8,907,111)
Net Increase (Decrease)	(35,173)	(830,967)	(164,093)	(6,658,322)
Class I
Shares Sold	320,007	$ 17,162,977	356,881	$ 23,938,090
Shares Issued for Reinvested Dividends	399,352	21,181,649	118,956	7,339,599
Shares Redeemed	(571,344)	(29,056,133)	(555,069)	(36,106,911)
Net Increase (Decrease)	148,015	9,288,493	(79,232)	(4,829,222)
Class R3
Shares Sold	18,735	$ 833,749	34,992	$ 2,097,739
Shares Issued for Reinvested Dividends	33,647	1,607,651	11,592	661,760
Shares Redeemed	(18,112)	(865,517)	(58,869)	(3,639,902)
Net Increase (Decrease)	34,270	1,575,883	(12,285)	(880,403)
Class R4
Shares Sold	28,080	$ 1,382,706	89,389	$ 5,836,584
Shares Issued for Reinvested Dividends	66,764	3,474,411	32,051	1,953,808
Shares Redeemed	(83,931)	(4,206,573)	(392,229)	(25,488,142)
Net Increase (Decrease)	10,913	650,544	(270,789)	(17,697,750)
Class R5
Shares Sold	67,016	$ 3,718,519	262,369	$ 18,020,843
Shares Issued for Reinvested Dividends	209,364	11,873,046	80,046	5,219,014
Shares Redeemed	(389,337)	(24,080,453)	(408,838)	(28,555,099)
Net Increase (Decrease)	(112,957)	(8,488,888)	(66,423)	(5,315,242)
Class R6
Shares Sold	364,531	$ 19,851,310	334,847	$ 23,790,157
Shares Issued for Reinvested Dividends	231,730	13,451,895	90,910	6,035,522
Shares Redeemed	(188,552)	(11,332,021)	(666,499)	(47,474,079)
Net Increase (Decrease)	407,709	21,971,184	(240,742)	(17,648,400)
103

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	470,104	$ 25,956,297	710,508	$ 50,782,835
Shares Issued for Reinvested Dividends	629,402	36,511,588	243,023	16,134,292
Shares Redeemed	(1,155,657)	(66,722,007)	(1,739,428)	(123,651,652)
Net Increase (Decrease)	(56,151)	(4,254,122)	(785,897)	(56,734,525)
Class F
Shares Sold	99,929	$ 5,128,393	272,698	$ 18,053,254
Shares Issued for Reinvested Dividends	111,234	5,943,226	51,104	3,169,442
Shares Redeemed	(39,914)	(2,337,292)	(613,475)	(41,379,020)
Net Increase (Decrease)	171,249	8,734,327	(289,673)	(20,156,324)
Total Net Increase (Decrease)	1,328,523	$ 66,349,468	(1,827,130)	$ (126,016,843)
Small Cap Value Fund
Class A
Shares Sold	411,672	$ 5,347,447	1,188,590	$ 15,684,280
Shares Issued for Reinvested Dividends	301,029	3,859,002	34,939	359,520
Shares Redeemed	(408,165)	(5,135,025)	(750,779)	(9,444,203)
Net Increase (Decrease)	304,536	4,071,424	472,750	6,599,597
Class C
Shares Sold	25,775	$ 283,465	108,329	$ 1,209,656
Shares Issued for Reinvested Dividends	18,966	206,536	441	3,924
Shares Redeemed	(51,517)	(564,852)	(122,556)	(1,345,622)
Net Increase (Decrease)	(6,776)	(74,851)	(13,786)	(132,042)
Class I
Shares Sold	563,505	$ 7,117,059	2,537,268	$ 33,866,723
Shares Issued for Reinvested Dividends	175,561	2,258,974	5,247	53,996
Shares Redeemed	(386,543)	(4,909,812)	(437,736)	(5,819,619)
Net Increase (Decrease)	352,523	4,466,221	2,104,779	28,101,100
Class R3
Shares Sold	8,951	$ 118,703	29,282	$ 397,377
Shares Issued for Reinvested Dividends	4,272	57,161	326	3,498
Shares Redeemed	(1,001)	(12,943)	(15,655)	(197,530)
Net Increase (Decrease)	12,222	162,921	13,953	203,345
Class R4
Shares Sold	13,453	$ 178,010	822	$ 11,178
Shares Issued for Reinvested Dividends	250	3,408	33	362
Shares Redeemed	(188)	(2,399)	(584)	(8,365)
Net Increase (Decrease)	13,515	179,019	271	3,175
Class R5
Shares Sold	139,797	$ 1,900,433	3,061	$ 44,058
Shares Issued for Reinvested Dividends	119	1,609	14	148
Shares Redeemed	(2,292)	(29,455)	(2,457)	(34,282)
Net Increase (Decrease)	137,624	1,872,587	618	9,924
Class R6
Shares Sold	533,778	$ 7,253,468	88,436	$ 1,245,447
Shares Issued for Reinvested Dividends	15,967	216,927	357	3,866
Shares Redeemed	(68,564)	(905,409)	(9,262)	(115,115)
Net Increase (Decrease)	481,181	6,564,986	79,531	1,134,198
Class Y
Shares Sold	122,758	$ 1,638,265	124,042	$ 1,700,660
Shares Issued for Reinvested Dividends	9,047	122,651	342	3,688
Shares Redeemed	(28,462)	(391,280)	(14,694)	(205,546)
Net Increase (Decrease)	103,343	1,369,636	109,690	1,498,802
Class F
Shares Sold	749,084	$ 9,369,122	2,116,114	$ 27,975,721
Shares Issued for Reinvested Dividends	397,291	5,111,133	64,774	665,880
Shares Redeemed	(3,203,232)	(41,830,081)	(1,320,995)	(15,530,755)
Net Increase (Decrease)	(2,056,857)	(27,349,826)	859,893	13,110,846
Total Net Increase (Decrease)	(658,689)	$ (8,737,883)	3,627,699	$ 50,528,945
104

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Small Company Fund
Class A
Shares Sold	962,328	$ 20,539,719	1,809,812	$ 54,140,187
Shares Issued for Reinvested Dividends	4,820,379	106,674,987	1,517,800	41,967,161
Shares Redeemed	(1,804,966)	(39,190,037)	(1,970,509)	(58,538,530)
Net Increase (Decrease)	3,977,741	88,024,669	1,357,103	37,568,818
Class C
Shares Sold	19,213	$ 201,868	105,496	$ 1,863,781
Shares Issued for Reinvested Dividends	334,733	3,410,930	98,681	1,604,546
Shares Redeemed	(155,666)	(1,534,325)	(243,229)	(4,261,364)
Net Increase (Decrease)	198,280	2,078,473	(39,052)	(793,037)
Class I
Shares Sold	449,169	$ 10,655,627	722,263	$ 23,465,518
Shares Issued for Reinvested Dividends	469,224	11,477,212	113,755	3,392,187
Shares Redeemed	(584,542)	(13,323,421)	(329,416)	(10,447,336)
Net Increase (Decrease)	333,851	8,809,418	506,602	16,410,369
Class R3
Shares Sold	66,374	$ 1,520,158	136,144	$ 4,520,959
Shares Issued for Reinvested Dividends	119,201	2,994,327	45,509	1,394,856
Shares Redeemed	(89,288)	(2,089,878)	(217,034)	(7,087,863)
Net Increase (Decrease)	96,287	2,424,607	(35,381)	(1,172,048)
Class R4
Shares Sold	35,287	$ 924,675	130,342	$ 4,726,037
Shares Issued for Reinvested Dividends	93,263	2,607,622	37,589	1,251,351
Shares Redeemed	(100,803)	(2,803,254)	(189,059)	(6,753,577)
Net Increase (Decrease)	27,747	729,043	(21,128)	(776,189)
Class R5
Shares Sold	45,151	$ 1,338,470	84,862	$ 3,272,537
Shares Issued for Reinvested Dividends	34,948	1,072,566	10,551	377,953
Shares Redeemed	(44,582)	(1,353,567)	(44,399)	(1,705,756)
Net Increase (Decrease)	35,517	1,057,469	51,014	1,944,734
Class R6
Shares Sold	55,209	$ 1,583,798	129,943	$ 5,123,929
Shares Issued for Reinvested Dividends	29,818	945,536	3,508	128,962
Shares Redeemed	(17,359)	(546,584)	(32,019)	(1,254,201)
Net Increase (Decrease)	67,668	1,982,750	101,432	3,998,690
Class Y
Shares Sold	150,049	$ 4,702,346	2,592,104	$ 111,577,676
Shares Issued for Reinvested Dividends	235,140	7,437,476	47,078	1,728,226
Shares Redeemed	(626,568)	(17,847,390)	(2,109,893)	(87,145,029)
Net Increase (Decrease)	(241,379)	(5,707,568)	529,289	26,160,873
Class F
Shares Sold	2,066,387	$ 48,330,954	3,078,986	$ 99,109,263
Shares Issued for Reinvested Dividends	2,680,211	66,254,813	808,547	24,288,757
Shares Redeemed	(2,129,612)	(51,521,545)	(2,624,084)	(85,717,671)
Net Increase (Decrease)	2,616,986	63,064,222	1,263,449	37,680,349
Total Net Increase (Decrease)	7,112,698	$ 162,463,083	3,713,328	$ 121,022,559
14.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 3, 2022. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. From November 1, 2021 through March 3, 2022, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2022, none of the Funds had borrowings under this facility.
105

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

15.	Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.	Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the period ended April 30, 2022, events and transactions subsequent to April 30, 2022, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
Effective June 22, 2022, The Hartford MidCap Value Fund has registered Class R6 shares.
106

Hartford Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
107

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
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b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2022), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2022

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.
MFSAR-DE22    06/22     2234380    Printed in the U.S.A.

Hartford Schroders Funds
Semi-Annual Report
April 30, 2022 (Unaudited)

■ Hartford Schroders China A Fund
■ Hartford Schroders Diversified Emerging Markets Fund
■ Hartford Schroders Emerging Markets Equity Fund
■ Hartford Schroders Emerging Markets Multi-Sector Bond Fund
■ Hartford Schroders International Multi-Cap Value Fund
■ Hartford Schroders International Stock Fund
■ Hartford Schroders Securitized Income Fund
■ Hartford Schroders Tax-Aware Bond Fund
■ Hartford Schroders US MidCap Opportunities Fund
■ Hartford Schroders US Small Cap Opportunities Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2021 through April 30, 2022.
Market Review
During the six months ended April 30, 2022, U.S. stocks, as measured by the S&P 500 Index,1 lost 9.65%. It’s been a difficult period for equities as U.S. and global policymakers have had to contend with the realities of persistent inflation, the gradual removal of fiscal and monetary support from the economy, an uneven winding down of pandemic restrictions, and a grinding war between Russia and Ukraine that has scrambled markets and heightened volatility.
The inflationary surge that began in mid-2021 became the dominant economic story for the period ended April 30, 2022 as nearly each monthly rise in the Consumer Price Index (CPI)2 exceeded the numbers reported in the previous month. By April 2022, the annual inflation rate, as measured by the CPI, rose by 8.3% a small retreat from the 8.5% CPI report from the previous month, but, nonetheless, a level of inflation not seen since the 1980s as prices for gasoline, food, and housing continued to increase.
The market’s early 2022 struggles stood in sharp contrast with the 28.71% annual return delivered by the S&P 500 Index for 2021. Even as equities were posting positive returns last year, the U.S. Federal Reserve (Fed) in December 2021 was already starting to implement a plan to reduce the $120 billion-per-month asset purchases that had been used to bolster an economy rocked by the pandemic in early 2020.
In March 2022, the Fed officially raised the federal funds rate by a quarter-percent. However, subsequent Fed minutes revealed that a number of the Federal Open Markets Committee members had grown alarmed by the accelerating inflation numbers and seemed to favor even more aggressive rate increases. By the period’s end, several rate hikes of at least a half-percent were priced into analysts’ expectations.
The signature event of the period was the February 24, 2022 invasion of Ukraine by Russia’s armed forces. The war caused an immediate spike in worldwide oil and commodity prices as Western nations joined together to impose economic sanctions against Russia. Early on, the Biden administration announced an embargo on Russian crude-oil imports, but then moved to ease the impact on domestic gasoline prices by releasing a million barrels of oil per day from the nation’s strategic petroleum reserve.
As the period ended, equity markets continued to display heightened volatility. Although the unemployment rate settled in at 3.6% in March and April of 2022 after a pair of strong job reports, the bond market also flashed signals that were interpreted to indicate that an overheated economy could lead to recession further down the road.
As 2022 progresses, it seems clear that inflationary pressures, Fed policy, and geopolitical tensions will continue to have a major impact on investments. Nowadays, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Schroders Funds

Hartford Schroders China A Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 03/31/2020 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	Since Inception[2]
Class A3	-24.11%	-25.85%	14.12%
Class A4	-28.28%	-29.93%	11.06%
Class C3	-24.05%	-26.04%	13.45%
Class C5	-24.80%	-26.77%	13.45%
Class I3	-24.03%	-25.68%	14.37%
Class Y3	-23.95%	-25.55%	14.49%
Class F3	-23.89%	-25.49%	14.59%
Class SDR[3]	-23.94%	-25.49%	14.59%
MSCI China A Onshore Index (Net)	-22.48%	-20.64%	10.69%

[1]	Not annualized.
[2]	Inception: 03/31/2020
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.94%	1.45%
Class C	2.66%	2.25%
Class I	1.65%	1.15%
Class Y	1.65%	1.11%
Class F	1.54%	0.99%
Class SDR	1.54%	0.99%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund invests in China A shares through Stock Connect, which is subject to a number of restrictions that may affect the Fund’s investments and returns. To the extent the Fund invests in China A shares listed on the Science and Technology Innovation Board of the Shanghai stock exchange and/or the ChiNext market of the Shenzhen stock exchange, the risks are heightened. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. Focusing investments in China subjects the Fund to more volatility and greater risk of loss than a fund with more geographically diverse investments. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets, such as China. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor's tax liability.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.4%
Consumer Discretionary	12.2
Consumer Staples	8.9
Financials	12.2
Health Care	10.1
Industrials	14.1
Information Technology	15.7
Materials	20.0
Real Estate	1.2
Total	96.8%
Short-Term Investments	3.1
Other Assets & Liabilities	0.1
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Schroders Diversified Emerging Markets Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 09/30/2021 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	Since Inception[2]
Class A3	-13.92%	-13.06%
Class A4	-18.65%	-17.84%
Class C3	-14.02%	-13.16%
Class C5	-14.87%	-14.02%
Class I3	-13.82%	-12.96%
Class Y3	-13.82%	-12.96%
Class F3	-13.82%	-12.96%
Class SDR[3]	-13.82%	-12.95%
MSCI Emerging Markets Index (Net)	-14.15%	-13.30%

[1]	Not annualized.
[2]	Inception: 09/30/2021
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. The share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Classes A, C, I, Y, and F commenced operations on 02/28/2022 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.40%	1.34%
Class C	2.14%	2.14%
Class I	1.15%	1.04%
Class Y	1.15%	0.99%
Class F	1.05%	0.89%
Class SDR	1.05%	0.89%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country, such as China. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Applying sustainability criteria to the investment process may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. There is a risk that the securities identified by the sub-adviser as meeting its sustainable investing criteria do not operate as anticipated. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor's tax liability.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	12.5%
Consumer Discretionary	10.3
Consumer Staples	3.9
Energy	2.0
Financials	20.5
Health Care	3.1
Industrials	4.7
Information Technology	21.4
Materials	6.3
Real Estate	1.4
Utilities	1.5
Total	87.6%
Short-Term Investments	10.7
Other Assets & Liabilities	1.7
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Schroders Emerging Markets Equity Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 03/31/2006 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-18.72%	-23.02%	4.30%	3.07%
Class A3	-23.20%	-27.25%	3.13%	2.49%
Class C2	-18.94%	-23.43%	3.61%	2.80%
Class C4	-19.75%	-24.20%	3.61%	2.80%
Class I2	-18.54%	-22.73%	4.59%	3.32%
Class R3[2]	-18.77%	-23.11%	4.14%	3.08%
Class R4[2]	-18.65%	-22.89%	4.45%	3.24%
Class R5[2]	-18.54%	-22.68%	4.63%	3.35%
Class Y2	-18.57%	-22.71%	4.67%	3.38%
Class F2	-18.51%	-22.59%	4.76%	3.41%
Class SDR[2]	-18.49%	-22.59%	4.76%	3.44%
MSCI Emerging Markets Index (Net)	-14.15%	-18.33%	4.32%	2.89%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Effective as of the close of business on 04/15/2021, the Fund was closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.
Operating Expenses*	Gross	Net
Class A	1.45%	1.45%
Class C	2.14%	2.14%
Class I	1.23%	1.23%
Class R3	1.77%	1.77%
Class R4	1.47%	1.47%
Class R5	1.17%	1.17%
Class Y	1.16%	1.16%
Class F	1.05%	1.05%
Class SDR	1.05%	1.05%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country, such as China. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.0%
Consumer Discretionary	12.7
Consumer Staples	5.5
Energy	2.8
Financials	25.2
Health Care	2.3
Industrials	2.5
Information Technology	25.9
Materials	6.6
Real Estate	1.3
Utilities	1.0
Total	95.8%
Short-Term Investments	5.1
Other Assets & Liabilities	(0.9)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 06/25/2013 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks to provide a return of long-term capital growth and income.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-14.51%	-14.92%	-1.60%	0.73%
Class A4	-18.35%	-18.74%	-2.50%	0.21%
Class C3	-14.76%	-15.49%	-2.34%	0.33%
Class C5	-15.59%	-16.31%	-2.34%	0.33%
Class I3	-14.31%	-14.73%	-1.32%	0.97%
Class R3[3]	-14.62%	-15.16%	-1.63%	0.77%
Class R4[3]	-14.51%	-14.92%	-1.45%	0.89%
Class R5[3]	-14.29%	-14.68%	-1.30%	0.98%
Class Y3	-14.29%	-14.68%	-1.28%	1.01%
Class F3	-14.28%	-14.65%	-1.27%	1.00%
Class SDR[3]	-14.25%	-14.60%	-1.25%	1.07%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	-13.14%	-13.38%	0.42%	2.03%

[1]	Not annualized.
[2]	Inception: 06/25/2013
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.48%	1.15%
Class C	2.32%	1.90%
Class I	1.16%	0.90%
Class R3	1.79%	1.45%
Class R4	1.49%	1.15%
Class R5	1.19%	0.85%
Class Y	1.18%	0.85%
Class F	1.07%	0.75%
Class SDR	1.07%	0.75%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	41.7%
Foreign Government Obligations	47.5
Total	89.2%
Short-Term Investments	13.4
Other Assets & Liabilities	(2.6)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

5

Hartford Schroders International Multi-Cap Value Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 08/30/2006 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-5.81%	-4.94%	3.56%	5.17%
Class A3	-10.98%	-10.15%	2.39%	4.57%
Class C2	-6.10%	-5.68%	2.78%	4.88%
Class C4	-7.03%	-6.61%	2.78%	4.88%
Class I2	-5.61%	-4.62%	3.83%	5.48%
Class R3[2]	-5.89%	-5.26%	3.24%	5.13%
Class R4[2]	-5.77%	-4.93%	3.51%	5.29%
Class R5[2]	-5.61%	-4.62%	3.82%	5.46%
Class Y2	-5.69%	-4.69%	3.86%	5.51%
Class F2	-5.55%	-4.61%	3.93%	5.53%
Class SDR[2]	-5.56%	-4.52%	3.93%	5.55%
MSCI ACWI ex USA Index (Net)	-11.87%	-10.31%	4.94%	5.04%
MSCI ACWI ex USA Value Index (Net)	-5.45%	-4.20%	3.27%	3.95%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.11%	1.11%
Class C	1.85%	1.85%
Class I	0.86%	0.86%
Class R3	1.47%	1.47%
Class R4	1.17%	1.17%
Class R5	0.85%	0.85%
Class Y	0.86%	0.84%
Class F	0.75%	0.75%
Class SDR	0.75%	0.75%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement, if any. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • The exclusion of certain issuers for reasons other than performance may negatively impact the Fund’s performance. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.6%
Consumer Discretionary	8.3
Consumer Staples	3.9
Energy	10.7
Financials	19.3
Health Care	9.7
Industrials	8.6
Information Technology	12.9
Materials	10.8
Real Estate	1.5
Utilities	2.2
Total	95.5%
Short-Term Investments	6.7
Other Assets & Liabilities	(2.2)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Schroders International Stock Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 12/19/1985 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation through investment in securities markets outside the United States.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-15.71%	-11.10%	8.19%	6.94%
Class A3	-20.35%	-15.98%	6.97%	6.34%
Class C2	-16.03%	-11.76%	7.38%	6.64%
Class C4	-16.87%	-12.64%	7.38%	6.64%
Class I2	-15.63%	-10.86%	8.50%	7.23%
Class R3[2]	-15.86%	-11.41%	8.03%	6.99%
Class R4[2]	-15.73%	-11.14%	8.24%	7.11%
Class R5[2]	-15.63%	-10.91%	8.48%	7.23%
Class Y2	-15.64%	-10.88%	8.50%	7.25%
Class F2	-15.63%	-10.81%	8.58%	7.27%
Class SDR[2]	-15.59%	-10.82%	8.58%	7.30%
MSCI ACWI ex USA Index (Net)	-11.87%	-10.31%	4.94%	5.04%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.06%	1.06%
Class C	1.80%	1.80%
Class I	0.79%	0.79%
Class R3	1.42%	1.42%
Class R4	1.12%	1.12%
Class R5	0.81%	0.81%
Class Y	0.81%	0.81%
Class F	0.70%	0.70%
Class SDR	0.71%	0.71%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.5%
Consumer Discretionary	18.5
Consumer Staples	9.6
Energy	4.4
Financials	16.3
Health Care	11.4
Industrials	17.4
Information Technology	10.4
Materials	1.3
Utilities	3.4
Total	96.2%
Short-Term Investments	3.1
Other Assets & Liabilities	0.7
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford Schroders Securitized Income Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 02/28/2019 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks to provide current income and long-term total return consistent with preservation of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	Since Inception[2]
Class A3	-2.85%	-2.62%	0.46%
Class A4	-5.80%	-5.57%	-0.51%
Class C3	-3.28%	-3.56%	-0.22%
Class C5	-4.25%	-4.52%	-0.22%
Class I3	-2.83%	-2.58%	0.52%
Class Y3	-2.71%	-2.43%	0.58%
Class F3	-2.76%	-2.33%	0.61%
Class SDR[3]	-2.76%	-2.43%	0.60%
ICE BofA 1-3 Year US Corporate Index	-4.07%	-4.09%	1.39%
ICE BofA US ABS & CMBS Index	-5.24%	-4.84%	1.50%
S&P/LSTA Leveraged Loan Index	0.60%	2.94%	4.01%

[1]	Not annualized.
[2]	Inception: 02/28/2019
[3]	Without sales charge
[4]	Reflects maximum sales charge of 3.00%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class’ net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class C shares commenced operations on 2/28/2020 and performance prior to this date reflects Class A shares (excluding sales charges). Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it would have been lower.
Effective December 31, 2021, the Fund changed its benchmark to the ICE BofA 1-3 Year US Corporate Index from the ICE BofA US ABS & CMBS Index and the S&P/LSTA Leveraged Loan Index. The Fund changed its benchmark because the Fund’s Investment Manager believes the new benchmark’s duration profile and credit quality profile are more representative of the Fund’s investment strategy.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	0.90%	0.85%
Class C	1.68%	1.68%
Class I	0.64%	0.60%
Class Y	0.63%	0.55%
Class F	0.59%	0.45%
Class SDR	0.59%	0.45%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Restricted securities may be more difficult to sell and price than other securities. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • The Fund may use repurchase agreements, which can increase risk and volatility. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate.
Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Equity Securities
Common Stocks	1.3%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	81.3%
Corporate Bonds	4.0
U.S. Government Agencies(2)	1.5
U.S. Government Securities	6.1
Total	92.9%
Short-Term Investments	5.9
Other Assets & Liabilities	(0.1)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2022.

8

Hartford Schroders Tax-Aware Bond Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 10/03/2011 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks total return on an after-tax basis.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-7.99%	-8.37%	1.31%	2.78%
Class A3	-12.12%	-12.52%	0.37%	2.31%
Class C2	-8.40%	-9.25%	0.45%	2.42%
Class C4	-9.30%	-10.15%	0.45%	2.42%
Class I2	-7.88%	-8.15%	1.54%	3.04%
Class Y2	-7.91%	-8.30%	1.48%	3.01%
Class F2	-7.87%	-8.21%	1.55%	3.04%
Class SDR[2]	-7.87%	-8.21%	1.56%	3.04%
Bloomberg Municipal Bond Index	-7.90%	-7.88%	1.80%	2.48%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder Broad Tax-Aware Value Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund and the Predecessor Fund’s predecessor. Prior to 10/24/2016, Class A and Class I were called Advisor Shares and Investor Shares, respectively. Performance for Class A shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Advisor Shares) reflects the performance of the Predecessor Fund’s Investor Shares adjusted to reflect the distribution fees of the Predecessor Fund’s Advisor Shares. Class C, Class Y and Class SDR shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016. Performance for the Fund prior to 6/14/2013 reflects performance of the Predecessor Fund’s predecessor.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	0.82%	0.71%
Class C	1.64%	1.59%
Class I	0.59%	0.49%
Class Y	0.62%	0.56%
Class F	0.51%	0.46%
Class SDR	0.51%	0.46%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	25.8%
Municipal Bonds	67.3
U.S. Government Securities	6.6
Total	99.7%
Short-Term Investments	0.6
Other Assets & Liabilities	(0.3)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

9

Hartford Schroders US MidCap Opportunities Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 03/31/2006 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-7.99%	-3.74%	8.60%	11.04%
Class A3	-13.04%	-9.04%	7.38%	10.41%
Class C2	-8.35%	-4.42%	7.80%	10.71%
Class C4	-9.14%	-5.24%	7.80%	10.71%
Class I2	-7.89%	-3.45%	8.89%	11.33%
Class R3[2]	-8.12%	-4.06%	8.23%	10.95%
Class R4[2]	-7.99%	-3.71%	8.57%	11.15%
Class R5[2]	-7.86%	-3.50%	8.86%	11.31%
Class Y2	-7.87%	-3.47%	8.91%	11.34%
Class F2	-7.82%	-3.33%	9.00%	11.39%
Class SDR[2]	-7.82%	-3.38%	8.99%	11.41%
Russell Midcap Index	-12.54%	-6.10%	10.66%	11.99%
Russell 2500 Index	-14.73%	-11.73%	9.44%	11.17%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
Performance information prior to 5/1/2019 reflect when the Fund invested at least 80% of its assets in securities of companies considered by Schroder Investment Management North America Inc. to be small- or mid-cap companies located in the United States.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.16%	1.16%
Class C	1.90%	1.90%
Class I	0.89%	0.89%
Class R3	1.52%	1.52%
Class R4	1.22%	1.22%
Class R5	0.92%	0.92%
Class Y	0.91%	0.91%
Class F	0.80%	0.80%
Class SDR	0.80%	0.80%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.5%
Consumer Discretionary	7.1
Consumer Staples	2.2
Energy	4.1
Financials	16.2
Health Care	10.0
Industrials	18.5
Information Technology	22.2
Materials	3.1
Real Estate	4.2
Utilities	5.6
Total	96.7%
Short-Term Investments	3.3
Other Assets & Liabilities	0.0 *
Total	100.0%

*	Percentage rounds to zero.
(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford Schroders US Small Cap Opportunities Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 08/06/1993 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-10.78%	-9.26%	7.93%	10.31%
Class A3	-15.69%	-14.26%	6.71%	9.69%
Class C2	-11.14%	-9.94%	7.12%	10.00%
Class C4	-11.94%	-10.75%	7.12%	10.00%
Class I2	-10.67%	-9.03%	8.26%	10.64%
Class R3[2]	-10.93%	-9.52%	7.67%	10.32%
Class R4[2]	-10.78%	-9.26%	8.01%	10.50%
Class R5[2]	-10.66%	-8.98%	8.25%	10.64%
Class Y2	-10.68%	-9.01%	8.28%	10.66%
Class F2	-10.63%	-8.91%	8.35%	10.69%
Class SDR[2]	-10.62%	-8.90%	8.35%	10.71%
Russell 2000 Index	-18.38%	-16.87%	7.24%	10.06%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 9/28/2015 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.38%	1.35%
Class C	2.12%	2.10%
Class I	1.08%	1.08%
Class R3	1.70%	1.65%
Class R4	1.40%	1.35%
Class R5	1.10%	1.05%
Class Y	1.09%	1.05%
Class F	0.99%	0.95%
Class SDR	0.99%	0.95%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.2%
Consumer Discretionary	9.0
Consumer Staples	4.7
Energy	3.2
Financials	16.2
Health Care	12.0
Industrials	18.3
Information Technology	16.5
Materials	6.6
Real Estate	3.8
Utilities	3.3
Total	95.8%
Short-Term Investments	4.8
Other Assets & Liabilities	(0.6)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Schroders Funds
Benchmark Glossary (Unaudited)

Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
ICE BofA US ABS & CMBS Index (reflects no deduction for fees, expenses or taxes) tracks the performance of US dollar denominated investment grade fixed and floating rate asset backed securities and fixed rate commercial mortgage backed securities publicly issued in the US domestic market.
ICE BofA 1-3 Year US Corporate Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of US investment-grade corporate debt with a remaining term to maturity of less than 3 years.
JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted (reflects no deduction for fees, expenses or taxes) is a blended index produced by JP Morgan that is comprised of 1/3 JP Morgan GBI Emerging Markets Global Diversified Index, 1/3 JP Morgan EMBI Global Diversified Index, and 1/3 JP Morgan CEMBI Broad Diversified Index. The JEMB - Equal Weighted is designed to blend US dollar and local currency denominated sovereign, quasi-sovereign and corporate bonds in equal proportion.
MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
MSCI ACWI (All Country World) ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed (excluding the US) and emerging markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
MSCI China A Onshore Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid-cap securities across China securities listed on the Shanghai and Shenzhen exchanges. The index covers only those securities that are accessible through “Stock Connect”.
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.
Russell 2000 Index (reflects no deduction for fees, expenses or taxes) is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 2500 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the small to mid-cap segment of the US equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index and includes approximately 2,500 of the smallest US Companies based on a combination of their market capitalization and current index membership.
Russell Midcap Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap segment of the US equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market value-weighted index that is designed to measure the performance of the US leveraged loan market based upon market weightings, spreads and interest payments.
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND

12

Hartford Schroders Funds
Benchmark Glossary (Unaudited) – (continued)

ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
13

Hartford Schroders Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2021 through April 30, 2022, except as noted below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
Hartford Schroders China A Fund
Class A	$ 1,000.00	$ 758.90	$ 6.32	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class C	$ 1,000.00	$ 759.50	$ 5.80	$ 1,000.00	$ 1,018.20	$ 6.66	1.33%
Class I	$ 1,000.00	$ 759.70	$ 5.02	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class Y	$ 1,000.00	$ 760.50	$ 4.80	$ 1,000.00	$ 1,019.34	$ 5.51	1.10%
Class F	$ 1,000.00	$ 761.10	$ 4.33	$ 1,000.00	$ 1,019.89	$ 4.96	0.99%
Class SDR	$ 1,000.00	$ 760.60	$ 4.32	$ 1,000.00	$ 1,019.89	$ 4.96	0.99%
Hartford Schroders Diversified Emerging Markets Fund
Class A(1)	$ 1,000.00	$ 918.20	$ 1.70(2)	$ 1,000.00	$ 1,019.84	$ 5.31(2)	1.06%
Class C(1)	$ 1,000.00	$ 917.10	$ 2.98(2)	$ 1,000.00	$ 1,016.12	$ 9.30(2)	1.86%
Class I(1)	$ 1,000.00	$ 919.30	$ 1.22(2)	$ 1,000.00	$ 1,020.78	$ 3.81(2)	0.76%
Class Y(1)	$ 1,000.00	$ 919.30	$ 1.14(2)	$ 1,000.00	$ 1,021.37	$ 3.56(2)	0.71%
Class F(1)	$ 1,000.00	$ 919.30	$ 1.43(2)	$ 1,000.00	$ 1,019.84	$ 4.46(2)	0.89%
Class SDR	$ 1,000.00	$ 861.80	$ 4.11	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Hartford Schroders Emerging Markets Equity Fund
Class A	$ 1,000.00	$ 812.80	$ 6.92	$ 1,000.00	$ 1,017.16	$ 7.70	1.54%
Class C	$ 1,000.00	$ 811.00	$ 9.57	$ 1,000.00	$ 1,014.23	$ 10.64	2.13%
Class I	$ 1,000.00	$ 814.60	$ 5.58	$ 1,000.00	$ 1,018.65	$ 6.21	1.24%
Class R3	$ 1,000.00	$ 812.30	$ 7.55	$ 1,000.00	$ 1,016.41	$ 8.40	1.68%
Class R4	$ 1,000.00	$ 813.00	$ 6.57	$ 1,000.00	$ 1,017.55	$ 7.30	1.46%
Class R5	$ 1,000.00	$ 814.60	$ 5.26	$ 1,000.00	$ 1,018.99	$ 5.86	1.17%
Class Y	$ 1,000.00	$ 814.70	$ 5.17	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class F	$ 1,000.00	$ 815.30	$ 4.73	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class SDR	$ 1,000.00	$ 815.10	$ 4.73	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
14

Hartford Schroders Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class A	$ 1,000.00	$ 854.90	$ 5.29	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class C	$ 1,000.00	$ 852.40	$ 8.72	$ 1,000.00	$ 1,015.37	$ 9.49	1.90%
Class I	$ 1,000.00	$ 855.80	$ 4.14	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
Class R3	$ 1,000.00	$ 853.80	$ 6.67	$ 1,000.00	$ 1,017.65	$ 7.25	1.45%
Class R4	$ 1,000.00	$ 854.90	$ 5.29	$ 1,000.00	$ 1,019.24	$ 5.76	1.15%
Class R5	$ 1,000.00	$ 857.10	$ 3.92	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class Y	$ 1,000.00	$ 857.10	$ 3.92	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class F	$ 1,000.00	$ 857.20	$ 3.46	$ 1,000.00	$ 1,021.03	$ 3.76	0.75%
Class SDR	$ 1,000.00	$ 856.50	$ 3.45	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Hartford Schroders International Multi-Cap Value Fund
Class A	$ 1,000.00	$ 941.90	$ 5.25	$ 1,000.00	$ 1,019.39	$ 5.46	1.09%
Class C	$ 1,000.00	$ 939.00	$ 8.85	$ 1,000.00	$ 1,015.67	$ 9.20	1.84%
Class I	$ 1,000.00	$ 943.90	$ 4.05	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%
Class R3	$ 1,000.00	$ 941.10	$ 6.74	$ 1,000.00	$ 1,017.85	$ 7.00	1.40%
Class R4	$ 1,000.00	$ 942.30	$ 5.59	$ 1,000.00	$ 1,019.04	$ 5.81	1.16%
Class R5	$ 1,000.00	$ 943.90	$ 4.10	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class Y	$ 1,000.00	$ 943.10	$ 3.95	$ 1,000.00	$ 1,020.73	$ 4.11	0.82%
Class F	$ 1,000.00	$ 944.50	$ 3.57	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class SDR	$ 1,000.00	$ 944.40	$ 3.57	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Hartford Schroders International Stock Fund
Class A	$ 1,000.00	$ 842.90	$ 4.80	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class C	$ 1,000.00	$ 839.70	$ 8.17	$ 1,000.00	$ 1,015.92	$ 8.95	1.79%
Class I	$ 1,000.00	$ 843.70	$ 3.57	$ 1,000.00	$ 1,020.93	$ 3.91	0.78%
Class R3	$ 1,000.00	$ 841.40	$ 6.35	$ 1,000.00	$ 1,017.90	$ 6.95	1.39%
Class R4	$ 1,000.00	$ 842.70	$ 5.02	$ 1,000.00	$ 1,019.34	$ 5.51	1.10%
Class R5	$ 1,000.00	$ 844.20	$ 3.61	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Class Y	$ 1,000.00	$ 843.60	$ 3.66	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class F	$ 1,000.00	$ 844.30	$ 3.15	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class SDR	$ 1,000.00	$ 844.10	$ 3.20	$ 1,000.00	$ 1,021.32	$ 3.51	0.70%
Hartford Schroders Securitized Income Fund
Class A	$ 1,000.00	$ 971.50	$ 3.52	$ 1,000.00	$ 1,021.22	$ 3.61	0.72%
Class C	$ 1,000.00	$ 967.20	$ 8.15	$ 1,000.00	$ 1,016.51	$ 8.35	1.67%
Class I	$ 1,000.00	$ 972.70	$ 3.13	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
Class Y	$ 1,000.00	$ 972.90	$ 2.88	$ 1,000.00	$ 1,021.87	$ 2.96	0.59%
Class F	$ 1,000.00	$ 973.40	$ 2.40	$ 1,000.00	$ 1,022.36	$ 2.46	0.49%
Class SDR	$ 1,000.00	$ 972.40	$ 2.44	$ 1,000.00	$ 1,022.32	$ 2.51	0.50%
Hartford Schroders Tax-Aware Bond Fund
Class A	$ 1,000.00	$ 920.10	$ 3.38	$ 1,000.00	$ 1,021.27	$ 3.56	0.71%
Class C	$ 1,000.00	$ 916.00	$ 7.55	$ 1,000.00	$ 1,016.91	$ 7.95	1.59%
Class I	$ 1,000.00	$ 921.20	$ 2.34	$ 1,000.00	$ 1,022.36	$ 2.46	0.49%
Class Y	$ 1,000.00	$ 920.90	$ 2.67	$ 1,000.00	$ 1,022.02	$ 2.81	0.56%
Class F	$ 1,000.00	$ 921.30	$ 2.19	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class SDR	$ 1,000.00	$ 921.30	$ 2.19	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
15

Hartford Schroders Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
Hartford Schroders US MidCap Opportunities Fund
Class A	$ 1,000.00	$ 920.10	$ 5.52	$ 1,000.00	$ 1,019.04	$ 5.81	1.16%
Class C	$ 1,000.00	$ 916.50	$ 9.07	$ 1,000.00	$ 1,015.32	$ 9.54	1.91%
Class I	$ 1,000.00	$ 921.10	$ 4.29	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
Class R3	$ 1,000.00	$ 918.80	$ 7.23	$ 1,000.00	$ 1,017.26	$ 7.60	1.52%
Class R4	$ 1,000.00	$ 920.10	$ 5.57	$ 1,000.00	$ 1,018.99	$ 5.86	1.17%
Class R5	$ 1,000.00	$ 921.40	$ 4.38	$ 1,000.00	$ 1,020.23	$ 4.61	0.92%
Class Y	$ 1,000.00	$ 921.30	$ 4.34	$ 1,000.00	$ 1,020.28	$ 4.56	0.91%
Class F	$ 1,000.00	$ 921.80	$ 3.81	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class SDR	$ 1,000.00	$ 921.80	$ 3.86	$ 1,000.00	$ 1,020.78	$ 4.06	0.81%
Hartford Schroders US Small Cap Opportunities Fund
Class A	$ 1,000.00	$ 892.20	$ 6.33	$ 1,000.00	$ 1,018.10	$ 6.76	1.35%
Class C	$ 1,000.00	$ 888.60	$ 9.83	$ 1,000.00	$ 1,014.38	$ 10.49	2.10%
Class I	$ 1,000.00	$ 893.30	$ 5.07	$ 1,000.00	$ 1,019.44	$ 5.41	1.08%
Class R3	$ 1,000.00	$ 890.70	$ 7.73	$ 1,000.00	$ 1,016.61	$ 8.25	1.65%
Class R4	$ 1,000.00	$ 892.20	$ 6.33	$ 1,000.00	$ 1,018.10	$ 6.76	1.35%
Class R5	$ 1,000.00	$ 893.40	$ 4.93	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class Y	$ 1,000.00	$ 893.20	$ 4.93	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class F	$ 1,000.00	$ 893.70	$ 4.46	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class SDR	$ 1,000.00	$ 893.80	$ 4.46	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%

(1)	Classes A, C, I, Y and F of the Hartford Schroders Diversified Emerging Markets Fund commenced operations on February 28, 2022.
(2)	Please note that while the Hartford Schroders Diversified Emerging Markets Fund's Class A, Class C, Class I, Class Y and Class F commenced operations on February 28, 2022, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during period November 1, 2021 to April 30, 2022.
16

Hartford Schroders China A Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 79.8%
	Automobiles & Components - 0.5%
107,327	Streamax Technology Co., Ltd. Class A	$ 358,626
	Banks - 5.8%
288,692	Bank of Ningbo Co., Ltd. Class A	1,577,041
416,233	China Merchants Bank Co., Ltd. Class A	2,508,863
		4,085,904
	Capital Goods - 9.6%
4,700	Contemporary Amperex Technology Co., Ltd. Class A	287,330
92,287	Eve Energy Co., Ltd. Class A	903,399
38,700	Gongniu Group Co., Ltd. Class A	835,595
235,800	Hongfa Technology Co., Ltd. Class A	1,720,235
52,040	Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	947,640
69,400	PNC Process Systems Co., Ltd. Class A	324,871
143,200	Sany Heavy Industry Co., Ltd. Class A	356,317
102,610	Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	294,977
446,700	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	1,124,263
		6,794,627
	Consumer Durables & Apparel - 8.7%
312,446	Hang Zhou Great Star Industrial Co., Ltd. Class A*	727,507
200,600	Joyoung Co., Ltd. Class A	456,140
269,600	Midea Group Co., Ltd. Class A	2,313,954
149,689	Oppein Home Group, Inc. Class A	2,637,156
		6,134,757
	Diversified Financials - 1.2%
68,300	Hithink RoyalFlush Information Network Co., Ltd. Class A	843,130
	Food, Beverage & Tobacco - 8.2%
205,895	Chacha Food Co., Ltd. Class A	1,652,650
11,645	Kweichow Moutai Co., Ltd. Class A	3,224,239
453,264	Toly Bread Co., Ltd. Class A	936,869
		5,813,758
	Health Care Equipment & Services - 0.9%
315,900	Edan Instruments, Inc. Class A	410,175
197,165	Shanghai Kinetic Medical Co., Ltd. Class A	207,802
		617,977
	Insurance - 4.4%
460,300	Ping An Insurance Group Co. of China Ltd. Class A	3,092,389
	Materials - 17.8%
660,316	China Jushi Co., Ltd. Class A	1,562,825
230,109	Chongqing Zaisheng Technology Corp. Ltd. Class A	194,498
554,314	Citic Pacific Special Steel Group Co., Ltd. Class A	1,505,833
262,880	Hengli Petrochemical Co., Ltd. Class A	827,336
648,178	Huafon Chemical Co., Ltd. Class A	759,972
118,500	Jiangsu Boqian New Materials Stock Co., Ltd. Class A	736,351
223,000	LB Group Co., Ltd. Class A	613,178
291,292	Satellite Chemical Co., Ltd. Class A	1,585,121
242,400	Shandong Sinocera Functional Material Co., Ltd. Class A	1,192,349
100,900	Wanhua Chemical Group Co., Ltd. Class A	1,184,004
72,700	Zhejiang Huayou Cobalt Co., Ltd. Class A	897,907
955,757	Zijin Mining Group Co., Ltd. Class A	1,586,228
		12,645,602
	Media & Entertainment - 2.4%
317,100	Mango Excellent Media Co., Ltd. Class A	1,703,351
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
42,500	Amoy Diagnostics Co., Ltd. Class A	293,215
30,100	Hangzhou Tigermed Consulting Co., Ltd. Class A	404,521
Shares or Principal Amount		Market Value†
COMMON STOCKS - 79.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5% - (continued)
316,576	Jiangsu Hengrui Medicine Co., Ltd. Class A	$ 1,410,357
47,300	Shenzhen Kangtai Biological Products Co., Ltd. Class A	462,538
93,260	WuXi AppTec Co., Ltd. Class A	1,449,704
53,800	Yunnan Baiyao Group Co., Ltd. Class A	619,938
		4,640,273
	Real Estate - 1.2%
311,544	Poly Developments and Holdings Group Co., Ltd. Class A	857,873
	Semiconductors & Semiconductor Equipment - 3.7%
29,400	Gigadevice Semiconductor Beijing, Inc. Class A	547,169
114,340	LONGi Green Energy Technology Co., Ltd. Class A	1,159,747
73,800	Shenzhen SC New Energy Technology Corp. Class A	658,473
18,060	Wuxi NCE Power Co., Ltd. Class A	245,524
		2,610,913
	Technology Hardware & Equipment - 5.8%
142,100	GoerTek, Inc. Class A	747,673
69,110	Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	801,988
433,059	Shenzhen Sunlord Electronics Co., Ltd. Class A	1,634,181
45,900	Wuhan Jingce Electronic Group Co., Ltd. Class A	244,950
171,000	Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	684,592
		4,113,384
	Transportation - 3.1%
287,600	SF Holding Co., Ltd. Class A	2,224,454
	Total Common Stocks (cost $71,921,981)	$ 56,537,018
WARRANTS - 17.0%
	Consumer Durables & Apparel - 1.2%
3,086	Beijing Roborock Technology Co., Ltd. Expires 5/12/2022*	$ 267,433
129,810	Shanghai Milkground Food Tech Co., Ltd. Expires 3/13/2023*	608,552
		875,985
	Diversified Financials - 0.8%
107,100	Sinoseal Holding Co., Ltd. Expires 9/30/2022*	542,247
	Food & Staples Retailing - 0.6%
85,100	Qingdao Richen Food Co., Ltd. Expires 9/7/2022*	427,798
	Health Care Equipment & Services - 6.8%
31,624	iRay Technology Co., Ltd. Expires 9/27/2022*	1,664,245
48,768	Micro-Tech Nanjing Co., Ltd. Expires 9/8/2022*	720,547
227,165	Ninebot Ltd. Expires 9/14/2022*	1,278,939
98,355	Qingdao Haier Biomedical Co., Ltd. Expires 1/6/2023*	966,830
19,779	Qingdao Haier Biomedical Co., Ltd. Expires 5/29/2023*	194,727
		4,825,288
	Household & Personal Products - 0.1%
13,900	Shanghai Milkground Food Tech Co., Ltd. Expires 9/19/2022	65,024
	Materials - 0.3%
251,932	Chongqing Zaisheng Technology Corp. Ltd. Expires 5/12/2022*	213,638

The accompanying notes are an integral part of these financial statements.
17

Hartford Schroders China A Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 17.0% - (continued)
	Semiconductors & Semiconductor Equipment - 2.1%
11,923	Beijing Huafeng Test & Control Technology Co., Ltd. Expires 12/21/2022*		$ 583,631
65,342	Wuxi NCE Power Co., Ltd. Expires 1/6/2023*		902,373
			1,486,004
	Software & Services - 1.8%
61,439	Arcsoft Corp. Ltd. Expires 12/15/2022*		210,858
114,398	Piesat Information Technology Co., Ltd. Expires 12/23/2022*		1,043,310
			1,254,168
	Technology Hardware & Equipment - 3.3%
40,742	Advanced Micro-Fabrication Equipment, Inc. China Expires 8/29/2022*		648,042
31,687	Gongniu Group Co., Ltd. Expires 2/17/2023*		688,559
47,045	Shanghai Holystar Information Technology Co., Ltd. Expires 1/23/2023*		763,070
49,312	Wuxi Xinje Electric Co., Ltd. Expires 10/3/2022*		211,302
			2,310,973
	Total Warrants (cost $17,275,972)		$ 12,001,125
	Total Long-Term Investments (Cost $89,197,953)		$ 68,538,143
SHORT-TERM INVESTMENTS - 3.1%
	Other Investment Pools & Funds - 3.1%
2,208,581	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(1)		$ 2,208,581
	Total Short-Term Investments (cost $2,208,581)		$ 2,208,581
	Total Investments (cost $91,406,534)	99.9%	$ 70,746,724
	Other Assets and Liabilities	0.1%	84,636
	Total Net Assets	100.0%	$ 70,831,360
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
18

Hartford Schroders China A Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 358,626	$ 358,626	$ —	$ —
Banks	4,085,904	—	4,085,904	—
Capital Goods	6,794,627	—	6,794,627	—
Consumer Durables & Apparel	6,134,757	—	6,134,757	—
Diversified Financials	843,130	—	843,130	—
Food, Beverage & Tobacco	5,813,758	—	5,813,758	—
Health Care Equipment & Services	617,977	—	617,977	—
Insurance	3,092,389	—	3,092,389	—
Materials	12,645,602	—	12,645,602	—
Media & Entertainment	1,703,351	—	1,703,351	—
Pharmaceuticals, Biotechnology & Life Sciences	4,640,273	—	4,640,273	—
Real Estate	857,873	—	857,873	—
Semiconductors & Semiconductor Equipment	2,610,913	—	2,610,913	—
Technology Hardware & Equipment	4,113,384	—	4,113,384	—
Transportation	2,224,454	—	2,224,454	—
Warrants
Consumer Durables & Apparel	875,985	267,433	608,552	—
Diversified Financials	542,247	542,247	—	—
Food & Staples Retailing	427,798	427,798	—	—
Health Care Equipment & Services	4,825,288	4,630,561	194,727	—
Household & Personal Products	65,024	65,024	—	—
Materials	213,638	213,638	—	—
Semiconductors & Semiconductor Equipment	1,486,004	1,486,004	—	—
Software & Services	1,254,168	1,254,168	—	—
Technology Hardware & Equipment	2,310,973	2,310,973	—	—
Short-Term Investments	2,208,581	2,208,581	—	—
Total	$ 70,746,724	$ 13,765,053	$ 56,981,671	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
19

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.9%
	Brazil - 2.4%
2,200	AES Brasil Energia S.A.	$ 4,917
16,700	B3 S.A. - Brasil Bolsa Balcao	44,926
5,500	BB Seguridade Participacoes S.A.	28,290
2,400	Cia de Saneamento de Minas Gerais	6,631
7,300	Cosan S.A.	31,008
1,200	Equatorial Energia S.A.	6,223
15,100	IRB Brasil Resseguros S.A.*	8,460
5,100	Light S.A.	9,212
2,030	Odontoprev S.A.	4,168
2,200	Porto Seguro S.A.	9,055
4,000	Qualicorp Consultoria e Corretora de Seguros S.A.	10,736
2,000	Sao Martinho S.A.	18,774
1,400	Tupy S.A.	5,794
6,500	Ultrapar Participacoes S.A.	17,184
		205,378
	Cayman Islands - 0.6%
1,046	Patria Investments Ltd. Class A	17,060
5,000	Wuxi Biologics Cayman, Inc.*(1)	36,904
		53,964
	Chile - 0.4%
723	CAP S.A.	8,967
366	Sociedad Quimica y Minera de Chile S.A. ADR	27,011
		35,978
	China - 26.3%
9,000	3SBio, Inc.*(1)	6,349
53,000	Agricultural Bank of China Ltd. Class H	19,878
22,400	Alibaba Group Holding Ltd.*	273,228
5,000	A-Living Smart City Services Co., Ltd.(1)	7,908
200	Asymchem Laboratories Tianjin Co., Ltd. Class A	8,045
26,500	BAIC Motor Corp. Ltd. Class H(1)	8,275
2,700	Baidu, Inc. Class A*	43,048
4,100	Bank of Chengdu Co., Ltd. Class A	10,383
112,000	Bank of China Ltd. Class H	43,947
1,100	Beijing Easpring Material Technology Co., Ltd. Class A	11,023
600	CanSino Biologics, Inc. Class H*(1)	6,367
300	Changchun High & New Technology Industry Group, Inc. Class A	7,099
7,000	China Datang Corp. Renewable Power Co., Ltd. Class H	2,646
31,000	China Feihe Ltd.(1)	29,474
7,500	China Harmony Auto Holding Ltd.	3,510
4,700	China Jushi Co., Ltd. Class A	11,124
12,000	China Lesso Group Holdings Ltd. Class L	15,006
4,000	China Life Insurance Co., Ltd. Class H	5,813
8,000	China Medical System Holdings Ltd.	11,454
9,500	China Merchants Bank Co., Ltd. Class H	57,259
27,000	China Molybdenum Co., Ltd. Class H	13,427
11,800	China Pacific Insurance Group Co., Ltd. Class H	26,160
2,000	China Renaissance Holdings Ltd.(1)	2,518
9,000	China Suntien Green Energy Corp. Ltd. Class H	5,081
14,500	China Yongda Automobiles Services Holdings Ltd.	13,446
8,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	3,106
500	Contemporary Amperex Technology Co., Ltd. Class A	30,567
8,000	CSPC Pharmaceutical Group Ltd.	8,179
50,500	Dali Foods Group Co. Ltd.(1)	25,700
400	Ecovacs Robotics Co., Ltd. Class A	6,496
16,000	Fu Shou Yuan International Group Ltd.	11,049
2,000	Ganfeng Lithium Co., Ltd. Class H(1)	23,938
400	G-bits Network Technology Xiamen Co., Ltd. Class A	20,347
6,100	GEM Co., Ltd. Class A	6,184
300	Ginlong Technologies Co., Ltd. Class A	8,691
Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.9% - (continued)
	China - 26.3% - (continued)
200	Gongniu Group Co., Ltd. Class A	$ 4,318
600	Gotion High-tech Co., Ltd. Class A*	2,414
13,500	Great Wall Motor Co., Ltd. Class H	18,906
3,900	Gree Electric Appliances, Inc. of Zhuhai Class A	18,370
1,800	Guangzhou Tinci Materials Technology Co., Ltd. Class A	20,192
900	Hangzhou Tigermed Consulting Co., Ltd. Class H(1)	8,722
2,800	Hefei Meiya Optoelectronic Technology, Inc. Class A	9,570
6,000	Hengan International Group Co., Ltd.	28,355
120,000	Industrial & Commercial Bank of China Ltd. Class H	72,337
1,200	Jafron Biomedical Co., Ltd. Class A	7,492
6,530	JD.com, Inc. Class A*	203,596
6,000	Jiangsu Expressway Co., Ltd. Class H	5,928
9,000	Jiumaojiu International Holdings Ltd.(1)	19,801
7,500	Kingfa Sci & Tech Co., Ltd. Class A	9,367
2,500	Livzon Pharmaceutical Group, Inc. Class H	8,413
19,000	Lonking Holdings Ltd.	5,245
5,500	Luxi Chemical Group Co., Ltd. Class A*(2)(3)	13,806
900	Ming Yang Smart Energy Group Ltd. Class A	2,985
3,300	NetEase, Inc.	63,212
12,200	New China Life Insurance Co., Ltd. Class H	30,911
9,200	Nongfu Spring Co., Ltd. Class H(1)	48,686
1,200	Ovctek China, Inc. Class A	6,697
45,000	People's Insurance Co., Group of China Ltd. Class H	14,335
800	Pharmaron Beijing Co., Ltd. Class H(1)	10,050
9,000	Ping An Insurance Group Co. of China Ltd. Class H	56,886
4,000	Pop Mart International Group Ltd.(1)	18,097
2,000	S-Enjoy Service Group Co., Ltd.	2,329
300	SG Micro Corp. Class A	12,576
24,500	Shandong Nanshan Aluminum Co., Ltd. Class A	11,945
700	Shenzhen Capchem Technology Co., Ltd. Class A	7,014
4,000	Shenzhen Expressway Corp. Ltd. Class H	4,114
300	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	14,185
1,100	Shenzhou International Group Holdings Ltd.	14,926
4,600	Sichuan Yahua Industrial Group Co., Ltd. Class A	18,280
3,300	Sinoma Science & Technology Co., Ltd. Class A	10,055
15,000	Sinopec Engineering Group Co., Ltd. Class H	7,857
24,000	Sinotrans Ltd. Class H	7,253
5,500	Sinotruk Hong Kong Ltd.	6,652
1,100	Sungrow Power Supply Co., Ltd. Class A	10,405
1,700	Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	15,572
9,300	Tencent Holdings Ltd.	438,261
3,000	Tian Lun Gas Holdings Ltd.	1,760
12,000	Tianneng Power International Ltd.	9,998
3,600	Tongcheng-Elong Holdings Ltd.*	6,348
40,000	Want Want China Holdings Ltd.	36,107
900	WuXi AppTec Co., Ltd. Class H(1)	12,242
1,100	Wuxi Lead Intelligent Equipment Co., Ltd. Class A	7,267
400	Xiamen Faratronic Co., Ltd. Class A	8,799
8,600	Xinjiang Goldwind Science & Technology Co., Ltd. Class H	12,224
6,000	Xinte Energy Co., Ltd. Class H	13,033
300	XPeng, Inc. Class A*	3,728
14,000	Yadea Group Holdings Ltd.(1)	21,102
14,000	Zhejiang Expressway Co., Ltd. Class H	11,579
700	Zhejiang Weixing New Building Materials Co., Ltd. Class A	2,007
6,300	Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	16,348
2,500	Zhongsheng Group Holdings Ltd.	16,520

The accompanying notes are an integral part of these financial statements.
20

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.9% - (continued)
	China - 26.3% - (continued)
11,700	Zhuzhou Kibing Group Co., Ltd. Class A	$ 19,486
14,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	8,537
		2,283,925
	Colombia - 0.1%
262	Geopark Ltd.	4,119
255	Tecnoglass, Inc.	5,694
		9,813
	Cyprus - 0.0%
1,951	Tharisa plc	3,651
	Czech Republic - 0.1%
236	Komercni Banka AS	7,750
	Greece - 0.1%
455	JUMBO S.A.	7,375
	Hong Kong - 1.1%
6,200	China Gas Holdings Ltd.	7,558
5,000	China High Speed Transmission Equipment Group Co., Ltd.*	2,792
8,000	China Water Affairs Group Ltd.	8,783
5,000	CK Asset Holdings Ltd.	33,896
60,000	Concord New Energy Group Ltd.	5,523
2,300	Hongkong Land Holdings Ltd.	10,729
3,000	Kerry Properties Ltd.	8,112
27,000	Sino Biopharmaceutical Ltd.	14,162
		91,555
	Hungary - 0.9%
949	OTP Bank Nyrt*	28,308
2,253	Richter Gedeon Nyrt	44,952
		73,260
	India - 2.0%
645	HDFC Bank Ltd. ADR	35,611
3,150	ICICI Bank Ltd. ADR	59,976
2,192	Infosys Ltd. ADR	43,555
469	Reliance Industries Ltd. GDR(1)	33,538
		172,680
	Indonesia - 3.9%
13,600	Bank BTPN Syariah Tbk PT	3,229
154,200	Bank Central Asia Tbk PT	86,486
73,300	Bank Mandiri Persero Tbk PT	45,009
195,900	Bank Rakyat Indonesia Persero Tbk PT	65,271
74,300	Bumi Serpong Damai Tbk PT*	4,924
111,700	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	7,243
29,500	Kalbe Farma Tbk PT	3,337
88,400	Media Nusantara Citra Tbk PT	6,123
106,100	Mitra Keluarga Karyasehat Tbk PT	18,549
77,500	Perusahaan Gas Negara Persero Tbk PT*	7,715
263,400	Telkom Indonesia Persero Tbk PT	83,942
18,400	Vale Indonesia Tbk PT	9,229
		341,057
	Kenya - 0.1%
17,400	Safaricom plc	5,019
	Malaysia - 2.1%
9,900	Astro Malaysia Holdings Bhd	2,274
2,500	Bursa Malaysia Bhd	4,008
30,100	CIMB Group Holdings Bhd	35,878
3,300	Greatech Technology Bhd*	2,972
800	Hong Leong Financial Group Bhd	3,565
6,600	Lotte Chemical Titan Holding Bhd(1)	3,320
Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.9% - (continued)
	Malaysia - 2.1% - (continued)
9,100	Malayan Banking Bhd	$ 18,927
4,900	Mega First Corp. Bhd	4,273
16,300	MR DIY Group M Bhd(1)	13,102
200	Nestle Malaysia Bhd	6,119
4,900	Pentamaster Corp. Bhd	3,799
48,100	Public Bank Bhd	51,700
11,100	RHB Bank Bhd	15,903
3,800	Syarikat Takaful Malaysia Keluarga Bhd	3,094
3,900	TIME dotCom Bhd	3,987
2,400	Uchi Technologies Bhd	1,670
9,700	Westports Holdings Bhd	8,779
3,200	Yinson Holdings Bhd	1,794
		185,164
	Mexico - 3.5%
18,600	Alfa S.A.B. de C.V. Class A	12,524
32,500	Bolsa Mexicana de Valores S.A.B. de C.V.	65,059
17,300	Concentradora Fibra Danhos S.A. de C.V. REIT	19,422
12,900	Gentera S.A.B. de C.V.*	10,064
5,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	34,847
58	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	8,920
52	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	11,347
6,500	Grupo Financiero Banorte S.A.B. de C.V. Class O	42,842
45,800	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	63,740
9,352	Megacable Holdings S.A.B. de C.V.	26,580
490	Promotora y Operadora de Infraestructura S.A.B. de C.V.	3,590
		298,935
	Philippines - 0.1%
560	GT Capital Holdings, Inc.	5,375
	Poland - 0.9%
301	Dino Polska S.A.*(1)	19,472
704	KGHM Polska Miedz S.A.	22,773
3,895	Powszechna Kasa Oszczednosci Bank Polski S.A.*	28,747
147	Santander Bank Polska S.A.	8,952
		79,944
	Qatar - 0.8%
10,431	Qatar National Bank QPSC	66,595
	Romania - 0.0%
464	BRD-Groupe Societe Generale S.A.	1,659
	Russia - 0.0%
378	HeadHunter Group plc ADR(2)(3)	—
1,092	Lukoil PJSC ADR(2)(3)	—
381	Mobile TeleSystems PJSC ADR(2)(3)	—
92	Novatek PJSC GDR(2)(3)	—
235	Polyus PJSC GDR(2)(3)	—
		—
	Saudi Arabia - 3.8%
1,925	Al Rajhi Bank	90,635
1,239	Jarir Marketing Co.	63,423
354	Mouwasat Medical Services Co.	22,746
510	SABIC Agri-Nutrients Co.	22,109
4,289	Saudi National Bank	90,336
1,346	Saudi Telecom Co.	41,627
		330,876
	South Africa - 3.2%
533	AECI Ltd.	3,437
177	Anglo American Platinum Ltd.	19,666
7,733	AVI Ltd.	33,674
890	Barloworld Ltd.	6,462

The accompanying notes are an integral part of these financial statements.
21

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.9% - (continued)
	South Africa - 3.2% - (continued)
61	Capitec Bank Holdings Ltd.	$ 8,667
1,561	Gold Fields Ltd. ADR	20,964
2,067	Impala Platinum Holdings Ltd.	26,738
526	JSE Ltd.	3,697
880	Kumba Iron Ore Ltd.	29,215
323	Mr. Price Group Ltd.	4,399
3,182	MultiChoice Group Ltd.	26,052
18,388	Old Mutual Ltd.	14,752
849	Royal Bafokeng Platinum Ltd.	8,494
1,869	Truworths International Ltd.	6,656
7,126	Vodacom Group Ltd.	68,577
		281,450
	South Korea - 12.8%
155	AfreecaTV Co., Ltd.	13,286
21	CJ CheilJedang Corp.	6,604
212	Classys, Inc.	3,451
213	Daesang Corp.	4,258
1,860	Daewoo Engineering & Construction Co., Ltd.*	9,860
323	DB HiTek Co., Ltd.	16,941
875	Dongkuk Steel Mill Co., Ltd.	12,795
125	Doosan Bobcat, Inc.	4,062
178	Duk San Neolux Co., Ltd.*	5,843
183	EM-Tech Co., Ltd.	5,520
40	GOLFZON Co., Ltd.	5,112
153	GS Engineering & Construction Corp.	5,038
87	Hansol Chemical Co., Ltd.	16,739
421	HDC Hyundai Development Co-Engineering & Construction Class E	4,972
14	Hyosung TNC Corp.	4,524
403	Hyundai Greenfood Co., Ltd.	2,907
62	Hyundai Home Shopping Network Corp.	2,956
438	JYP Entertainment Corp.	20,320
134	Kolon Industries, Inc.	6,527
40	Krafton, Inc.*	7,858
446	KT Skylife Co., Ltd.	3,240
461	LG Electronics, Inc.	41,751
117	LG Innotek Co., Ltd.	31,747
2,908	LG Uplus Corp.	32,125
184	Lotte Chemical Corp.	28,399
291	LOTTE Fine Chemical Co., Ltd.	18,682
222	Lutronic Corp.	4,610
41	Osstem Implant Co., Ltd.	3,672
436	Pearl Abyss Corp.*	23,219
183	PI Advanced Materials Co., Ltd.	6,896
9,392	Samsung Electronics Co., Ltd.	500,533
176	Samsung Life Insurance Co., Ltd.	9,048
101	Samsung SDI Co., Ltd.	48,112
248	Shinhan Financial Group Co., Ltd.	8,240
176	Silicon Works Co., Ltd.	18,160
1,156	SK Hynix, Inc.	101,298
194	SK Innovation Co., Ltd.*	30,876
386	S-Oil Corp.	31,582
115	Webzen, Inc.*	2,002
722	Woori Financial Group, Inc.	8,365
		1,112,130
	Taiwan - 15.3%
1,000	Advantech Co., Ltd.	12,431
1,000	Asustek Computer, Inc.	12,028
30,000	Cathay Financial Holding Co., Ltd.	63,077
7,000	Chunghwa Telecom Co., Ltd.	31,031
5,000	E Ink Holdings, Inc.	28,587
23,000	Fubon Financial Holding Co., Ltd.	57,751
1,000	General Interface Solution Holding Ltd.	3,076
Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.9% - (continued)
	Taiwan - 15.3% - (continued)
1,000	Global Mixed Mode Technology, Inc.	$ 6,674
9,000	Hon Hai Precision Industry Co., Ltd.	30,835
8,000	Innolux Corp.	3,643
5,000	King's Town Bank Co., Ltd.	6,600
1,000	KMC Kuei Meng International, Inc.	5,525
2,000	MediaTek, Inc.	55,136
1,000	Micro-Star International Co., Ltd.	4,038
2,000	Nan Ya Printed Circuit Board Corp.	26,565
2,000	Nien Made Enterprise Co., Ltd.	21,065
1,000	Novatek Microelectronics Corp.	13,229
2,000	O-TA Precision Industry Co., Ltd.	9,590
3,000	Realtek Semiconductor Corp.	40,708
286	Silicon Motion Technology Corp. ADR	21,716
2,000	Simplo Technology Co., Ltd.	19,654
18,000	Taishin Financial Holding Co., Ltd.	11,774
40,000	Taiwan Semiconductor Manufacturing Co., Ltd.	723,306
2,000	TCI Co., Ltd.	11,460
6,000	Tung Ho Steel Enterprise Corp.	12,730
3,000	Unimicron Technology Corp.	21,042
7,000	USI Corp.	6,812
7,000	Vanguard International Semiconductor Corp.	24,630
1,000	Wan Hai Lines Ltd.	4,847
3,000	Winbond Electronics Corp.	2,708
3,000	Wisdom Marine Lines Co., Ltd.	9,231
1,000	Yageo Corp.	13,497
4,000	Yang Ming Marine Transport Corp.*	16,688
		1,331,684
	Thailand - 1.3%
13,300	Bangchak Corp. PCL NVDR	12,930
7,500	Bangkok Bank PCL NVDR	28,288
4,600	Kasikornbank PCL NVDR	20,363
30,800	Krung Thai Bank PCL NVDR	13,579
12,300	PTT Global Chemical PCL NVDR	17,833
14,400	SPCG PCL NVDR	7,047
43,600	TTW PCL NVDR	14,003
		114,043
	Turkey - 0.8%
2,398	Arcelik AS	10,854
962	Coca-Cola Icecek AS	7,981
1,090	Ford Otomotiv Sanayi AS	21,942
1,240	Tofas Turk Otomobil Fabrikasi AS	6,568
8,648	Turk Telekomunikasyon AS	5,871
13,666	Turkcell Iletisim Hizmetleri AS	19,917
		73,133
	United Arab Emirates - 2.7%
3,100	Abu Dhabi National Oil Co. for Distribution PJSC	3,478
10,905	Air Arabia PJSC	6,332
19,914	Emaar Properties PJSC	34,349
11,400	Emirates NBD Bank PJSC	47,095
8,577	Emirates Telecommunications Group Co. PJSC	82,037
10,383	First Abu Dhabi Bank PJSC	63,433
		236,724
	United Kingdom - 0.4%
1,938	Mondi plc	36,540
	United States - 0.2%
1,000	Bizlink Holding, Inc.	10,007
9,000	Nexteer Automotive Group Ltd.	5,083
		15,090
	Total Common Stocks (cost $8,644,340)	$ 7,460,747

The accompanying notes are an integral part of these financial statements.
22

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.7%
	Brazil - 1.7%
11,110	Banco Bradesco S.A. (Preference Shares)		$ 40,404
31,300	Cia de Saneamento do Parana (Preference Shares)		24,691
7,400	Itau Unibanco Holding S.A. (Preference Shares)		35,728
19,400	Itausa S.A.		36,140
2,800	Randon S.A. Implementos e Participacoes (Preference Shares)		6,043
			143,006
	Total Preferred Stocks (cost $142,546)		$ 143,006
	Total Long-Term Investments (cost $8,786,886)		$ 7,603,753
SHORT-TERM INVESTMENTS - 10.7%
	Other Investment Pools & Funds - 10.7%
$ 930,540	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(4)		$ 930,540
	Total Short-Term Investments (cost $930,540)		$ 930,540
	Total Investments (cost $9,717,426)	98.3%	$ 8,534,293
	Other Assets and Liabilities	1.7%	147,123
	Total Net Assets	100.0%	$ 8,681,416
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $355,565, representing 4.1% of net assets.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $13,806, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI India Index Futures	9	06/17/2022	$ 874,080	$ 33,357
Total futures contracts				$ 33,357
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
23

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 205,378	$ 205,378	$ —	$ —
Cayman Islands	53,964	17,060	36,904	—
Chile	35,978	35,978	—	—
China	2,283,925	19,436	2,250,683	13,806
Colombia	9,813	9,813	—	—
Cyprus	3,651	3,651	—	—
Czech Republic	7,750	—	7,750	—
Greece	7,375	—	7,375	—
Hong Kong	91,555	—	91,555	—
Hungary	73,260	—	73,260	—
India	172,680	139,142	33,538	—
Indonesia	341,057	94,522	246,535	—
Kenya	5,019	—	5,019	—
Malaysia	185,164	28,044	157,120	—
Mexico	298,935	298,935	—	—
Philippines	5,375	—	5,375	—
Poland	79,944	—	79,944	—
Qatar	66,595	66,595	—	—
Romania	1,659	—	1,659	—
Russia	—	—	—	—
Saudi Arabia	330,876	330,876	—	—
South Africa	281,450	210,745	70,705	—
South Korea	1,112,130	3,672	1,108,458	—
Taiwan	1,331,684	21,716	1,309,968	—
Thailand	114,043	14,003	100,040	—
Turkey	73,133	54,298	18,835	—
United Arab Emirates	236,724	63,433	173,291	—
United Kingdom	36,540	—	36,540	—
United States	15,090	—	15,090	—
Preferred Stocks	143,006	143,006	—	—
Short-Term Investments	930,540	930,540	—	—
Futures Contracts(2)	33,357	33,357	—	—
Total	$ 8,567,650	$ 2,724,200	$ 5,829,644	$ 13,806

(1)	For the six-month period ended April 30, 2022, investments valued at $153,934 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
24

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2%
	Brazil - 8.3%
14,830,718	B3 S.A. - Brasil Bolsa Balcao	$ 39,896,955
4,755,380	Dexco S.A.	12,379,118
363,419	Energisa S.A.	3,501,913
21,408,225	Itau Unibanco Holding S.A. ADR	102,545,398
3,634,323	Klabin S.A.	15,246,080
1,534,427	Localiza Rent a Car S.A.	16,430,701
5,611,100	Lojas Renner S.A.	26,954,889
5,217,645	Petroleo Brasileiro S.A. ADR	70,803,443
7,923,512	Raia Drogasil S.A.	33,543,848
2,216,297	Telefonica Brasil S.A.	23,844,262
5,780,717	Vale S.A. ADR	97,636,310
4,087,576	WEG S.A.	24,886,181
4,046,093	YDUQS Participacoes S.A.	13,192,492
		480,861,590
	Cayman Islands - 0.7%
5,680,000	Wuxi Biologics Cayman, Inc.*(1)	41,923,004
	Chile - 0.8%
2,769,667	Banco de Chile	276,557
1,439,204	Banco Santander Chile ADR	27,978,126
7,201,896	Falabella S.A.	20,226,724
		48,481,407
	China - 24.5%
12,271,496	Alibaba Group Holding Ltd.*	149,683,752
182,536	Alibaba Group Holding Ltd. ADR*	17,722,420
117,901	Baidu, Inc. ADR*	14,639,767
2,723,804	Baidu, Inc. Class A*	43,427,519
7,990,168	Centre Testing International Group Co., Ltd. Class A	26,328,405
13,775,000	China Mengniu Dairy Co., Ltd.	74,343,933
14,347,200	China Pacific Insurance Group Co., Ltd. Class H	31,807,353
3,877,600	ENN Energy Holdings Ltd.	51,940,741
17,787,500	Great Wall Motor Co., Ltd. Class H	24,910,089
1,305,506	Huazhu Group Ltd. ADR	39,478,502
4,661,326	JD.com, Inc. Class A*	145,333,320
6,865,095	LONGi Green Energy Technology Co., Ltd. Class A	69,632,456
10,727,722	Midea Group Co., Ltd. Class A	92,075,118
54,208,000	PICC Property & Casualty Co., Ltd. Class H	55,444,961
8,427,568	Satellite Chemical Co., Ltd. Class A	45,860,210
2,136,600	Shenzhen Inovance Technology Co., Ltd. Class A	18,517,970
3,212,800	Shenzhou International Group Holdings Ltd.	43,594,371
6,809,400	Tencent Holdings Ltd.	320,892,193
9,565,000	Weichai Power Co., Ltd. Class H	13,361,413
1,009,616	XPeng, Inc. ADR*	24,846,650
1,122,800	XPeng, Inc. Class A*	13,951,674
252,250	Yum China Holdings, Inc.(2)	10,441,935
993,640	Yum China Holdings, Inc.	41,534,152
2,507,456	Zhejiang Supor Co., Ltd. Class A	20,861,568
1,229,316	ZTO Express Cayman, Inc. ADR	33,818,483
		1,424,448,955
	Egypt - 0.2%
5,378,933	Commercial International Bank Egypt S.A.E. GDR	12,075,705
	Greece - 1.1%
13,796,771	Alpha Services and Holdings S.A.*	15,530,231
15,326,075	Eurobank Ergasias S.A.*	15,840,177
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	Greece - 1.1% - (continued)
1,096,810	Hellenic Telecommunications Organization S.A.	$ 21,100,490
2,231,030	National Bank of Greece S.A.*	8,849,329
		61,320,227
	Hong Kong - 2.4%
12,020,600	AIA Group Ltd.	118,087,459
12,700,000	Hang Lung Properties Ltd.	24,289,641
		142,377,100
	Hungary - 1.0%
964,582	OTP Bank Nyrt*	28,772,920
1,337,651	Richter Gedeon Nyrt	26,688,916
		55,461,836
	India - 9.2%
5,908,574	Bharti Airtel Ltd.*	56,706,464
3,016,357	Cipla Ltd.	38,498,035
5,102,809	HDFC Bank Ltd.	91,482,283
13,683,259	ICICI Bank Ltd.	131,538,009
198,668	Maruti Suzuki India Ltd.	19,897,788
2,111,775	Reliance Industries Ltd.	76,514,726
1,993,349	Tata Consultancy Services Ltd.	91,870,131
1,638,755	Tech Mahindra Ltd.	26,764,352
		533,271,788
	Indonesia - 1.9%
95,415,700	Bank Mandiri Persero Tbk PT	58,588,551
19,386,200	Bank Negara Indonesia Persero Tbk PT	12,245,293
119,430,720	Bank Rakyat Indonesia Persero Tbk PT	39,792,765
		110,626,609
	Malaysia - 0.5%
23,343,574	CIMB Group Holdings Bhd	27,824,698
	Mexico - 2.2%
983,006	Fomento Economico Mexicano S.A.B. de C.V. ADR	73,469,869
8,659,821	Grupo Financiero Banorte S.A.B. de C.V. Class O	57,077,202
		130,547,071
	Peru - 0.5%
215,018	Credicorp Ltd.	29,863,850
	Poland - 1.2%
901,418	Bank Polska Kasa Opieki S.A.	19,808,897
3,646,124	Powszechna Kasa Oszczednosci Bank Polski S.A.*	26,910,363
2,934,368	Powszechny Zaklad Ubezpieczen S.A.	20,287,460
		67,006,720
	Qatar - 0.7%
6,252,775	Qatar National Bank QPSC	39,919,549
	Russia - 0.0%
390,765	Lukoil PJSC ADR(3)(4)	—
339,057	Magnit PJSC(3)(4)	—
366,305	Novatek PJSC GDR(3)(4)	—
67,747	Polyus PJSC*(3)(4)	—
30,946	Polyus PJSC GDR(3)(4)	—
5,358,303	Rosneft Oil Co. PJSC(3)(4)	—
836,086	Yandex N.V. Class A*(3)(4)	—
		—
	Saudi Arabia - 1.2%
2,912,971	Alinma Bank	32,191,172
1,905,787	Saudi National Bank	40,140,016
		72,331,188

The accompanying notes are an integral part of these financial statements.
25

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	South Africa - 6.3%
2,273,575	Aspen Pharmacare Holdings Ltd.	$ 24,492,849
3,408,058	AVI Ltd.(2)	14,840,725
1,856,230	Bid Corp. Ltd.	38,846,542
25,531,120	FirstRand Ltd.	109,954,359
2,340,397	Foschini Group Ltd.	20,587,491
3,917,245	Gold Fields Ltd.	53,076,967
2,840,030	Impala Platinum Holdings Ltd.	36,736,969
1,569,007	Nedbank Group Ltd.	21,910,196
2,722,350	Shoprite Holdings Ltd.	39,321,707
918,377	Vodacom Group Ltd.	8,838,052
		368,605,857
	South Korea - 13.6%
1,013,503	Hana Financial Group, Inc.	37,628,029
228,729	KB Financial Group, Inc.	10,641,407
359,814	Kia Corp.	23,600,289
74,500	Korea Zinc Co., Ltd.	34,012,065
133,741	LG Chem Ltd.	54,775,628
2,747,593	LG Uplus Corp.	30,353,189
286,759	NAVER Corp.	63,878,147
6,372,110	Samsung Electronics Co., Ltd.	339,592,330
171,088	Samsung Fire & Marine Insurance Co., Ltd.	28,359,213
153,540	Samsung SDI Co., Ltd.	73,139,436
939,139	SK Hynix, Inc.	82,294,962
105,120	SK Innovation Co., Ltd.*	16,730,485
		795,005,180
	Taiwan - 15.3%
5,102,000	Accton Technology Corp.	39,794,936
18,165,036	ASE Technology Holding Co., Ltd.	57,953,039
42,067,000	CTBC Financial Holding Co., Ltd.	41,377,895
25,249,000	Hon Hai Precision Industry Co., Ltd.	86,505,081
4,145,000	MediaTek, Inc.	114,269,272
28,751,139	Taiwan Semiconductor Manufacturing Co., Ltd.	519,896,624
13,026,000	Uni-President Enterprises Corp.	30,137,199
		889,934,046
	Thailand - 1.2%
15,785,200	Kasikornbank PCL NVDR	69,876,537
	Turkey - 0.4%
2,275,244	BIM Birlesik Magazalar A.S.	12,782,516
4,505,244	KOC Holding AS	12,197,451
		24,979,967
	United Arab Emirates - 1.3%
32,542,854	Emaar Properties PJSC	56,131,601
3,617,514	First Abu Dhabi Bank PJSC	22,100,710
		78,232,311
	United Kingdom - 0.7%
3,461,277	Prudential plc	43,087,545
	Total Common Stocks (cost $5,092,232,033)	$ 5,548,062,740
PREFERRED STOCKS - 0.6%
	Brazil - 0.6%
5,792,590	Gerdau S.A. (Preference Shares)	$ 32,771,113
	Total Preferred Stocks (cost $22,589,821)	$ 32,771,113
	Total Long-Term Investments (cost $5,114,821,854)	$ 5,580,833,853
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.1%
	Other Investment Pools & Funds - 4.9%
$ 282,280,292	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(5)		$ 282,280,292
	Securities Lending Collateral - 0.2%
4,145,477	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(5)		4,145,477
10,056,073	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(5)		10,056,073
			14,201,550
	Total Short-Term Investments (cost $296,481,842)		$ 296,481,842
	Total Investments (cost $5,411,303,696)	100.9%	$ 5,877,315,695
	Other Assets and Liabilities	(0.9)%	(49,799,849)
	Total Net Assets	100.0%	$ 5,827,515,846
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of this security was $41,923,004, representing 0.7% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
26

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 480,861,590	$ 480,861,590	$ —	$ —
Cayman Islands	41,923,004	—	41,923,004	—
Chile	48,481,407	48,481,407	—	—
China	1,424,448,955	172,039,974	1,252,408,981	—
Egypt	12,075,705	12,075,705	—	—
Greece	61,320,227	—	61,320,227	—
Hong Kong	142,377,100	—	142,377,100	—
Hungary	55,461,836	—	55,461,836	—
India	533,271,788	—	533,271,788	—
Indonesia	110,626,609	—	110,626,609	—
Malaysia	27,824,698	—	27,824,698	—
Mexico	130,547,071	130,547,071	—	—
Peru	29,863,850	29,863,850	—	—
Poland	67,006,720	—	67,006,720	—
Qatar	39,919,549	39,919,549	—	—
Russia	—	—	—	—
Saudi Arabia	72,331,188	72,331,188	—	—
South Africa	368,605,857	107,605,659	261,000,198	—
South Korea	795,005,180	—	795,005,180	—
Taiwan	889,934,046	—	889,934,046	—
Thailand	69,876,537	—	69,876,537	—
Turkey	24,979,967	12,197,451	12,782,516	—
United Arab Emirates	78,232,311	22,100,710	56,131,601	—
United Kingdom	43,087,545	—	43,087,545	—
Preferred Stocks	32,771,113	32,771,113	—	—
Short-Term Investments	296,481,842	296,481,842	—	—
Total	$ 5,877,315,695	$ 1,457,277,109	$ 4,420,038,586	$ —

(1)	For the six-month period ended April 30, 2022, investments valued at $392,375,959 were transferred into Level 3 due to the unavailability of active market pricing or observable market data activity. There were no transfers out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
27

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.7%
	Argentina - 1.6%
$ 117,000	YPF Energia Electrica S.A. 10.00%, 07/25/2026(1)(2)	$ 108,985
	YPF S.A.
160,000	8.50%, 07/28/2025(3)	131,402
380,000	8.50%, 06/27/2029(1)(2)	289,754
		530,141
	Austria - 0.2%
81,000	Suzano Austria GmbH 3.13%, 01/15/2032	65,408
	British Virgin Islands - 2.3%
200,000	Elect Global Investments Ltd. 4.85%, 08/25/2023(3)(4)	183,215
200,000	Huarong Finance II Co., Ltd. 5.00%, 11/19/2025(3)	194,500
	Sinopec Group Overseas Development Ltd.
200,000	4.00%, 09/13/2047(1)	175,642
200,000	4.10%, 04/28/2045(1)(2)	180,073
		733,430
	Canada - 1.9%
200,000	Canacol Energy Ltd. 5.75%, 11/24/2028(1)	182,202
200,000	First Quantum Minerals Ltd. 7.50%, 04/01/2025(1)	202,990
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(1)	216,491
		601,683
	Chile - 2.9%
150,000	Agrosuper S.A. 4.60%, 01/20/2032(1)	135,375
250,000	Empresa de los Ferrocarriles del Estado 3.07%, 08/18/2050(1)	173,125
253,568	Empresa Electrica Cochrane S.p.A. 5.50%, 05/14/2027(1)	237,405
420,000	Empresa Nacional del Petroleo 3.75%, 08/05/2026(1)	399,034
		944,939
	Colombia - 1.5%
200,000	Banco Davivienda S.A. 6.65%, 04/22/2031, (6.65% fixed rate until 04/22/2031; 10 year USD CMT + 5.097% thereafter)(1)(4)(5)(6)	179,747
	Ecopetrol S.A.
155,000	4.63%, 11/02/2031	129,502
141,000	5.88%, 05/28/2045	110,856
79,000	6.88%, 04/29/2030	78,112
		498,217
	Hong Kong - 1.2%
200,000	Lenovo Group Ltd. 5.88%, 04/24/2025(3)	208,120
200,000	Xiaomi Best Time International Ltd. 2.88%, 07/14/2031(1)	164,144
		372,264
	India - 2.2%
200,000	Adani Ports & Special Economic Zone Ltd. 4.38%, 07/03/2029(3)	182,543
200,000	JSW Steel Ltd. 5.05%, 04/05/2032(1)	171,325
200,000	ReNew Power Pvt Ltd. 5.88%, 03/05/2027(1)	189,100
200,000	Summit Digitel Infrastructure Pvt Ltd. 2.88%, 08/12/2031(1)	163,779
		706,747
	Ireland - 0.2%
200,000	Hacienda Investments Ltd. Via DME Airport DAC 5.35%, 02/08/2028(1)	20,000
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.7% - (continued)
	Ireland - 0.2% - (continued)
$ 200,000	Metalloinvest Finance DAC 3.38%, 10/22/2028(1)	$ 39,868
200,000	Vnesheconombank Via VEB Finance plc 6.80%, 11/22/2025(1)	4,000
		63,868
	Jersey - 0.5%
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	167,209
	Kazakhstan - 1.0%
400,000	Development Bank of Kazakhstan JSC 2.95%, 05/06/2031(1)	323,156
	Luxembourg - 3.5%
200,000	Aegea Finance S.a.r.l. 6.75%, 05/20/2029	196,263
202,610	FEL Energy S.a.r.l. 5.75%, 12/01/2040(1)	175,844
230,000	Kenbourne Invest S.A. 4.70%, 01/22/2028(1)	197,455
200,000	MC Brazil Downstream Trading S.a.r.l. 7.25%, 06/30/2031(1)	174,000
200,000	Puma International Financing S.A. 5.00%, 01/24/2026(1)	186,500
200,000	Unigel Luxembourg S.A. 8.75%, 10/01/2026(1)	207,100
		1,137,162
	Malaysia - 0.5%
200,000	Petronas Capital Ltd. 3.40%, 04/28/2061(1)	157,676
	Mexico - 9.9%
200,000	Alsea S.A.B. de C.V. 7.75%, 12/14/2026(1)	200,702
200,000	America Movil S.A.B. de C.V. 5.38%, 04/04/2032(1)	181,962
200,000	Banco Mercantil del Norte S.A. 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 year USD CMT + 5.353% thereafter)(1)(4)(5)(6)	198,000
200,000	BBVA Bancomer S.A. 5.88%, 09/13/2034, (5.88% fixed rate until 09/13/2029; 5 year USD CMT + 4.308% thereafter)(1)(5)(6)	190,540
200,000	Braskem Idesa SAPI 6.99%, 02/20/2032(1)	179,474
200,000	Cemex S.A.B. de C.V. 5.13%, 06/08/2026, (5.13% fixed rate until 06/08/2026; 5 year USD CMT + 4.534% thereafter)(1)(4)(5)(6)	182,682
200,000	Grupo Bimbo S.A.B. de C.V. 4.70%, 11/10/2047(1)	193,801
MXN 16,510,000	Grupo Televisa S.A.B. 7.25%, 05/14/2043	504,689
$ 200,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(1)	168,152
	Petroleos Mexicanos
90,000	6.63%, 06/15/2035	72,990
436,000	6.70%, 02/16/2032	375,692
710,000	7.69%, 01/23/2050	556,285
250,000	Total Play Telecomunicaciones S.A. de C.V. 6.38%, 09/20/2028(1)	207,753
		3,212,722
	Mult - 0.4%
100,000	JBS USA Lux S.A./JBS USA Finance, Inc. 6.75%, 02/15/2028(1)	103,251
50,000	JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc. 4.38%, 02/02/2052(1)	40,715
		143,966

The accompanying notes are an integral part of these financial statements.
28

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.7% - (continued)
	Netherlands - 2.5%
$ 200,000	Braskem Netherlands Finance B.V. 8.50%, 01/23/2081, (8.50% fixed rate until 10/24/2025; 5 year USD CMT + 8.220% thereafter)(1)(5)(6)	$ 207,280
200,000	CIMPOR Financial Operations B.V. 5.75%, 07/17/2024(1)(2)	172,002
200,000	Embraer Netherlands Finance B.V. 6.95%, 01/17/2028(1)	201,215
200,000	Metinvest B.V. 7.65%, 10/01/2027(1)	106,000
200,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	122,000
		808,497
	Panama - 0.6%
200,000	AES Panama Generation Holdings 4.38%, 05/31/2030(1)	178,000
	Peru - 1.8%
127,000	Banco BBVA Peru S.A. 5.25%, 09/22/2029, (5.25% fixed rate until 09/22/2024; 5 year USD CMT + 2.750% thereafter)(1)(2)(5)(6)	126,366
300,000	Banco Internacional del Peru SAA Interbank 4.00%, 07/08/2030, (4.00% fixed rate until 07/08/2025; 12 mo. USD CMT + 3.711% thereafter)(1)(5)(6)	281,250
200,000	Kallpa Generacion S.A. 4.13%, 08/16/2027(1)	186,252
		593,868
	Qatar - 0.6%
220,000	Qatar Energy 3.13%, 07/12/2041(1)	183,753
	Saudi Arabia - 0.5%
200,000	Saudi Arabian Oil Co. 2.25%, 11/24/2030(3)	174,250
	South Korea - 0.6%
200,000	SK Innovation Co., Ltd. 4.13%, 07/13/2023(3)	200,781
	Spain - 0.7%
250,000	AI Candelaria Spain SLU 7.50%, 12/15/2028(1)	242,200
	Turkey - 1.1%
200,000	Coca-Cola Icecek AS 4.50%, 01/20/2029(1)	186,097
200,000	Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(1)	171,000
		357,097
	United Arab Emirates - 0.6%
200,000	First Abu Dhabi Bank PJSC 4.50%, 04/05/2026, (4.50% fixed rate until 04/05/2026; 5 year USD CMT + 4.138% thereafter)(3)(4)(5)(6)	197,550
	United Kingdom - 0.6%
200,000	Endeavour Mining plc 5.00%, 10/14/2026(1)	182,316
	United States - 2.3%
200,000	Kosmos Energy Ltd. 7.75%, 05/01/2027(1)	198,000
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.7% - (continued)
	United States - 2.3% - (continued)
$ 200,000	Mercury Chile Holdco LLC 6.50%, 01/24/2027(1)	$ 188,930
400,000	Sasol Financing USA LLC 5.50%, 03/18/2031	360,000
		746,930
	Total Corporate Bonds (cost $15,666,602)	$ 13,523,830
FOREIGN GOVERNMENT OBLIGATIONS - 47.5%
	Angola - 1.7%
	Angolan Government International Bond
200,000	8.25%, 05/09/2028(1)	$ 191,880
200,000	8.75%, 04/14/2032	189,150
200,000	9.13%, 11/26/2049(1)	176,286
		557,316
	Argentina - 1.8%
361,379	Argentine Republic Government International Bond 1.13%, 07/09/2035(6)(7)	103,083
200,000	Ciudad Autonoma De Buenos Aires 7.50%, 06/01/2027(1)	182,600
371,291	Provincia de Cordoba 5.00%, 12/10/2025(1)(2)(7)	303,122
		588,805
	Azerbaijan - 0.5%
180,000	Republic of Azerbaijan International Bond 3.50%, 09/01/2032(1)	159,031
	Bahrain - 0.5%
200,000	Bahrain Government International Bond 5.63%, 05/18/2034(1)	180,000
	Brazil - 3.6%
	Brazil Notas do Tesouro Nacional
BRL 3,398,000	10.00%, 01/01/2025	653,867
600,000	10.00%, 01/01/2029	109,940
1,400,000	10.00%, 01/01/2031	250,962
$ 200,000	Brazilian Government International Bond 4.75%, 01/14/2050	151,200
		1,165,969
	Cameroon - 0.3%
EUR 110,000	Republic of Cameroon International Bond 5.95%, 07/07/2032(1)	97,320
	Chile - 2.4%
	Bonos de la Tesoreria de la Republica en pesos
CLP 225,000,000	2.50%, 03/01/2025	233,675
110,000,000	4.70%, 09/01/2030(1)(3)	113,181
	Chile Government International Bond
$ 250,000	3.25%, 09/21/2071(2)	170,480
331,000	3.50%, 04/15/2053	255,959
		773,295
	Colombia - 1.6%
	Colombia Government International Bond
270,000	4.50%, 01/28/2026	258,749
COP 1,028,000,000	9.85%, 06/28/2027	261,883
		520,632
	Costa Rica - 0.6%
$ 200,000	Costa Rica Government International Bond 6.13%, 02/19/2031(1)	199,400

The accompanying notes are an integral part of these financial statements.
29

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 47.5% - (continued)
	Czech Republic - 0.4%
	Czech Republic Government Bond
CZK 3,740,000	1.50%, 04/24/2040	$ 104,580
470,000	2.00%, 10/13/2033	16,047
		120,627
	Dominican Republic - 0.3%
$ 110,000	Dominican Republic International Bond 6.85%, 01/27/2045(1)	98,989
	Ecuador - 1.5%
	Ecuador Government International Bond
31,500	0.00%, 07/31/2030(1)(8)	17,094
573,665	0.50%, 07/31/2040(1)(6)(7)	311,511
260,000	1.00%, 07/31/2035(1)(6)(7)	162,574
		491,179
	El Salvador - 0.1%
70,000	El Salvador Government International Bond 8.63%, 02/28/2029(1)	28,050
	Gabon - 1.1%
400,000	Gabon Government International Bond 6.63%, 02/06/2031(1)	360,744
	Guatemala - 0.6%
200,000	Guatemala Government Bond 4.38%, 06/05/2027(1)	195,997
	Hungary - 0.3%
	Hungary Government Bond
HUF 34,210,000	2.25%, 04/20/2033	62,325
19,300,000	3.00%, 10/27/2038	33,982
		96,307
	Indonesia - 3.6%
	Indonesia Treasury Bond
IDR 4,667,000,000	7.00%, 05/15/2027	328,642
1,158,000,000	7.50%, 08/15/2032	81,631
1,878,000,000	8.25%, 06/15/2032	140,063
773,000,000	8.38%, 09/15/2026	57,248
1,925,000,000	8.75%, 05/15/2031	146,840
5,496,000,000	9.00%, 03/15/2029	422,598
		1,177,022
	Ivory Coast - 1.1%
EUR 440,000	Ivory Coast Government International Bond 6.63%, 03/22/2048(1)	369,699
	Jordan - 0.6%
$ 200,000	Jordan Government International Bond 5.75%, 01/31/2027(1)	189,500
	Malaysia - 2.6%
	Malaysia Government Bond
MYR 1,820,000	3.89%, 08/15/2029	401,132
1,898,000	3.90%, 11/30/2026	435,600
		836,732
	Mexico - 3.4%
	Mexican Bonos
MXN 4,930,000	7.75%, 05/29/2031	221,504
2,850,000	7.75%, 11/23/2034	124,935
11,240,000	7.75%, 11/13/2042	476,518
6,200,000	8.00%, 11/07/2047	267,433
		1,090,390
	Nigeria - 2.2%
	Nigeria Government International Bond
$ 200,000	7.14%, 02/23/2030(1)	170,750
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 47.5% - (continued)
	Nigeria - 2.2% - (continued)
$ 200,000	7.88%, 02/16/2032(1)	$ 167,500
200,000	8.38%, 03/24/2029(1)	185,500
200,000	8.75%, 01/21/2031(1)	180,672
		704,422
	Oman - 1.8%
	Oman Government International Bond
400,000	6.75%, 01/17/2048(1)	374,336
232,000	7.00%, 01/25/2051(1)	222,836
		597,172
	Panama - 0.5%
200,000	Panama Government International Bond 4.50%, 01/19/2063	165,454
	Peru - 2.7%
150,000	Fondo MIVIVIENDA S.A. 4.63%, 04/12/2027	148,125
	Peru Government Bond
PEN 1,180,000	5.35%, 08/12/2040	223,572
1,272,000	5.40%, 08/12/2034	262,404
430,000	6.95%, 08/12/2031	105,057
	Peruvian Government International Bond
$ 93,000	3.00%, 01/15/2034	77,587
60,000	3.55%, 03/10/2051(2)	46,772
		863,517
	Poland - 0.7%
	Republic of Poland Government Bond
PLN 614,000	1.25%, 10/25/2030	93,416
717,000	2.75%, 10/25/2029	126,818
		220,234
	Qatar - 0.6%
$ 200,000	Qatar Government International Bond 3.40%, 04/16/2025(1)	200,352
	Romania - 0.3%
	Romania Government Bond
RON 190,000	3.65%, 09/24/2031	30,877
390,000	4.15%, 10/24/2030	67,491
		98,368
	Russia - 0.3%
	Russian Federal Bond - OFZ
RUB 49,589,000	7.25%, 05/10/2034(9)(10)	1
15,450,000	7.70%, 03/23/2033(9)(10)	—
21,022,000	8.50%, 09/17/2031(9)(10)	—
$ 400,000	Russian Foreign Bond - Eurobond 4.75%, 05/27/2026(1)	112,000
		112,001
	Saudi Arabia - 1.2%
400,000	Saudi Government International Bond 4.50%, 10/26/2046(1)	383,080
	South Africa - 4.6%
	Republic of South Africa Government Bond
ZAR 8,499,200	7.00%, 02/28/2031	438,724
5,071,400	8.50%, 01/31/2037	265,123
2,300,400	8.88%, 02/28/2035	126,873
3,890,000	9.00%, 01/31/2040	208,214
	Republic of South Africa Government International Bond
$ 300,000	4.30%, 10/12/2028	273,378
200,000	5.88%, 04/20/2032	190,000
		1,502,312

The accompanying notes are an integral part of these financial statements.
30

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 47.5% - (continued)
	Thailand - 1.2%
	Thailand Government Bond
THB 1,580,000	1.60%, 06/17/2035		$ 38,106
1,230,000	2.00%, 06/17/2042		26,395
8,688,000	3.63%, 06/16/2023		261,418
1,760,000	4.88%, 06/22/2029		58,790
			384,709
	Turkey - 1.5%
$ 200,000	Hazine Mustesarligi Varlik Kiralama A.S. 7.25%, 02/24/2027(1)		201,120
270,000	Turkey Government International Bond 8.60%, 09/24/2027		272,881
			474,001
	Ukraine - 0.2%
200,000	Ukraine Government International Bond 7.38%, 09/25/2032(1)		63,000
	United Arab Emirates - 1.1%
	Abu Dhabi Government International Bond
200,000	3.13%, 04/16/2030(1)		194,141
200,000	3.13%, 09/30/2049(1)		165,122
			359,263
	Total Foreign Government Obligations (cost $18,389,421)		$ 15,424,889
	Total Long-Term Investments (cost $34,056,023)		$ 28,948,719
SHORT-TERM INVESTMENTS - 13.4%
	Other Investment Pools & Funds - 5.9%
1,907,764	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(11)		$ 1,907,764
	Securities Lending Collateral - 3.2%
301,896	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(11)		301,896
732,336	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(11)		732,336
			1,034,232
	U.S. Treasury Securities - 4.3%
	U.S. Treasury Bills
400,000	0.71%, 07/14/2022(12)		399,368
1,000,000	0.76%, 07/14/2022(12)		998,420
			1,397,788
	Total Short-Term Investments (cost $4,339,859)		$ 4,339,784
	Total Investments (cost $38,395,882)	102.6%	$ 33,288,503
	Other Assets and Liabilities	(2.6)%	(828,505)
	Total Net Assets	100.0%	$ 32,459,998
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $15,559,059, representing 47.9% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $1,585,542, representing 4.9% of net assets.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Security is a zero-coupon bond.
(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $1, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	Investment valued using significant unobservable inputs.
(11)	Current yield as of period end.
(12)	The rate shown represents current yield to maturity.

The accompanying notes are an integral part of these financial statements.
31

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10-Year Note Future	7	06/21/2022	$ 834,094	$ 8,299
U.S. Treasury Ultra Bond Future	1	06/21/2022	160,437	15,623
Total futures contracts				$ 23,922

OTC Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Brazil Republic (BBB-)	MSC	USD	340,000	1.00%	06/20/2027	Quarterly	$ 20,351	$ —	$ 19,973	$ (378)
Petrobras Global Finance B.V. (BB-)	MSC	USD	80,000	1.00%	06/20/2027	Quarterly	6,382	—	6,293	(89)
Total OTC credit default swap contracts							$ 26,733	$ —	$ 26,266	$ (467)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,560,000	BRL	743,971	USD	UBS	06/17/2022	$ (34,731)
11,760,000	CNY	1,843,163	USD	UBS	06/06/2022	(59,853)
1,166,230,000	COP	291,922	USD	JPM	06/08/2022	769
4,370,000	CZK	189,014	USD	MSC	06/03/2022	(2,423)
6,490,000	CZK	286,823	USD	UBS	06/21/2022	(10,322)
510,000	EUR	562,428	USD	BOA	05/27/2022	(23,774)
720,000	EUR	794,137	USD	BOA	06/03/2022	(33,447)
470,000	EUR	496,504	USD	JPM	07/14/2022	1,259
47,940,000	HUF	152,625	USD	SSG	05/17/2022	(19,229)
45,060,000	HUF	129,906	USD	JPM	06/03/2022	(4,812)
81,080,000	HUF	237,457	USD	SSG	06/03/2022	(12,367)
70,680,000	HUF	207,299	USD	SSG	06/21/2022	(11,579)
540,000	PLN	126,016	USD	JPM	05/09/2022	(4,310)
1,040,000	PLN	239,482	USD	UBS	05/09/2022	(5,084)
3,290,000	PLN	818,236	USD	MSC	05/09/2022	(76,727)
30,000	PLN	7,111	USD	JPM	05/18/2022	(359)
1,780,000	PLN	416,551	USD	UBS	05/18/2022	(15,899)
890,000	RON	196,441	USD	UBS	05/18/2022	(7,157)
1,650,000	RON	363,829	USD	CBK	06/03/2022	(13,699)
10,900,000	RUB	84,170	USD	UBS	05/24/2022	61,613
17,130,225	RUB	130,766	USD	MSC	06/01/2022	95,444
16,959,775	RUB	135,678	USD	UBS	06/01/2022	88,279
10,290,000	THB	309,567	USD	SSG	05/13/2022	(9,090)
17,300,000	THB	528,112	USD	UBS	05/13/2022	(22,937)
670,623	USD	3,560,000	BRL	UBS	06/17/2022	(38,617)
123,723	USD	106,810,000	CLP	UBS	07/27/2022	637
1,257,208	USD	8,100,000	CNY	UBS	06/06/2022	28,906
552,466	USD	3,660,000	CNY	CBK	06/06/2022	(2,543)
301,976	USD	1,166,230,000	COP	UBS	06/08/2022	9,284
188,977	USD	4,370,000	CZK	JPM	06/03/2022	2,386
88,131	USD	2,000,000	CZK	UBS	06/21/2022	2,922
192,417	USD	4,490,000	CZK	SSG	06/21/2022	1,123
570,780	USD	510,000	EUR	MSC	05/27/2022	32,126
The accompanying notes are an integral part of these financial statements.
32

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
802,721	USD	720,000	EUR	JPM	06/03/2022	$ 42,031
512,501	USD	470,000	EUR	JPM	07/14/2022	14,738
142,806	USD	47,940,000	HUF	JPM	05/17/2022	9,410
131,327	USD	45,060,000	HUF	UBS	06/03/2022	6,233
151,437	USD	54,303,500	HUF	JPM	06/03/2022	683
74,694	USD	26,746,500	HUF	CBK	06/03/2022	442
85	USD	30,000	HUF	SSG	06/03/2022	1
200,279	USD	70,680,000	HUF	SSG	06/21/2022	4,560
283,658	USD	5,874,056	MXN	JPM	07/28/2022	755
233,070	USD	4,830,288	MXN	UBS	07/28/2022	437
71,745	USD	1,485,656	MXN	SSG	07/28/2022	194
679,327	USD	2,908,600	PLN	JPM	05/09/2022	23,779
404,849	USD	1,720,000	PLN	UBS	05/09/2022	17,191
53,687	USD	241,400	PLN	CBK	05/09/2022	(720)
195,384	USD	840,000	PLN	MSC	05/18/2022	6,312
194,472	USD	860,000	PLN	UBS	05/18/2022	898
25,561	USD	110,000	PLN	SSG	05/18/2022	802
191,472	USD	890,000	RON	UBS	05/18/2022	2,188
240,978	USD	1,102,750	RON	CBK	06/03/2022	6,975
117,554	USD	547,250	RON	SSG	06/03/2022	1,428
8,811	USD	40,000	RON	UBS	06/03/2022	323
115,344	USD	10,900,000	RUB	UBS	05/24/2022	(30,439)
289,084	USD	34,090,000	RUB	JPM	06/01/2022	(161,081)
811,950	USD	27,590,000	THB	CBK	05/13/2022	6,299
Total foreign currency contracts						$ (130,772)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 13,523,830	$ —	$ 13,523,830	$ —
Foreign Government Obligations	15,424,889	—	15,424,888	1
Short-Term Investments	4,339,784	2,941,996	1,397,788	—
Foreign Currency Contracts(2)	471,810	—	471,810	—
Futures Contracts(2)	23,922	23,922	—	—
Total	$ 33,784,235	$ 2,965,918	$ 30,818,316	$ 1
Liabilities
Foreign Currency Contracts(2)	$ (602,582)	$ —	$ (602,582)	$ —
Swaps - Credit Default(2)	(467)	—	(467)	—
Total	$ (603,049)	$ —	$ (603,049)	$ —

(1)	For the six-month period ended April 30, 2022, investments valued at $561,702 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
33

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1%
	Australia - 2.2%
656,289	Allkem Ltd.*	$ 5,469,653
2,446,571	Beach Energy Ltd.	2,789,376
295,089	BHP Group Ltd.	9,878,450
175,007	BlueScope Steel Ltd.	2,487,829
729,314	Fortescue Metals Group Ltd.	11,022,173
258,790	IGO Ltd.	2,353,014
391,805	Iluka Resources Ltd.	3,068,969
101,914	Mineral Resources Ltd.	4,141,095
475,648	Perenti Global Ltd.	236,331
2,057,595	Pilbara Minerals Ltd.*	3,991,107
133,583	Rio Tinto Ltd.	10,566,933
564,674	West African Resources Ltd.*	538,695
		56,543,625
	Austria - 0.6%
77,954	Erste Group Bank AG	2,427,156
186,293	OMV AG	9,522,858
149,398	Raiffeisen Bank International AG(1)	1,700,644
33,703	voestalpine AG	877,049
		14,527,707
	Belgium - 0.4%
69,511	Ageas S.A.	3,326,211
50,069	bpost S.A.*	303,368
39,226	KBC Group N.V.(1)	2,668,617
39,983	Solvay S.A.	3,759,891
14,559	Telenet Group Holding N.V.	433,893
3,927	Wereldhave Belgium Comm REIT	226,196
		10,718,176
	Bermuda - 0.1%
274,858	DHT Holdings, Inc.	1,544,702
	Brazil - 0.3%
205,546	Cia de Saneamento Basico do Estado de Sao Paulo	1,851,346
615,500	CSN Mineracao S.A.	653,745
381,100	Engie Brasil Energia S.A.	3,229,824
297,500	Light S.A.	537,359
121,200	Sao Martinho S.A.	1,137,733
		7,410,007
	Canada - 8.7%
135,399	ARC Resources Ltd.	1,877,131
15,200	AutoCanada, Inc.*	353,777
165,813	Bank of Montreal(1)	17,580,967
547,592	BCE, Inc.	29,113,403
84,987	BRP, Inc.(1)	6,884,830
52,100	Canaccord Genuity Group, Inc.(1)	458,280
96,442	Canadian Natural Resources Ltd.	5,969,021
45,856	Canadian Solar, Inc.*	1,261,957
58,853	Canfor Corp.*(1)	1,121,489
214,372	Capstone Copper Corp.*(1)	976,201
33,676	Celestica, Inc.*	378,532
211,855	Cenovus Energy, Inc.	3,916,675
252,171	CI Financial Corp.	3,287,949
186,468	Copper Mountain Mining Corp.*(1)	416,583
152,253	Corus Entertainment, Inc. Class B	498,957
730,573	Crescent Point Energy Corp.(1)	5,061,378
362,410	Dundee Precious Metals, Inc.	2,098,883
200	E-L Financial Corp. Ltd.	137,936
20,200	Equitable Group, Inc.	906,496
1,693	Fairfax Financial Holdings Ltd.	930,244
64,943	Fiera Capital Corp. Class A(1)	495,926
206,005	Fortuna Silver Mines, Inc.*(1)	720,011
37,400	Home Capital Group, Inc.(1)	932,780
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Canada - 8.7% - (continued)
370,375	Hudbay Minerals, Inc.	$ 2,372,776
16,507	iA Financial Corp., Inc.(1)	863,095
69,123	IGM Financial, Inc.(1)	2,190,478
125,273	Imperial Oil Ltd.(1)	6,307,288
80,860	Interfor Corp.(1)	2,304,981
23,725	Largo, Inc.*(1)	198,347
33,600	Linamar Corp.	1,330,766
213,525	Lundin Mining Corp.	1,949,674
121,993	Magna International, Inc.	7,351,962
761,022	Manulife Financial Corp.	14,880,997
42,700	Martinrea International, Inc.(1)	254,940
113,532	MEG Energy Corp.*	1,705,653
254,646	National Bank of Canada	17,784,485
154,925	Nutrien Ltd.	15,224,172
42,575	Open Text Corp.	1,705,121
71,120	Peyto Exploration & Development Corp.(1)	724,681
92,679	Royal Bank of Canada	9,360,604
163,258	Suncor Energy, Inc.	5,868,723
222,288	Teck Resources Ltd. Class B	8,769,358
38,097	Teekay Tankers Ltd. Class A*	609,933
280,489	Toronto-Dominion Bank	20,259,662
3,772	Tourmaline Oil Corp.	194,260
38,664	Transcontinental, Inc. Class A(1)	483,958
225,994	Vermilion Energy, Inc.(1)	4,403,246
116,513	Wesdome Gold Mines Ltd.*	1,189,029
95,204	West Fraser Timber Co., Ltd.	8,367,636
		222,035,231
	Chile - 0.2%
3,946,496	Aguas Andinas S.A. Class A	694,187
176,374	Enel Chile S.A. ADR	236,341
66,824	Sociedad Quimica y Minera de Chile S.A. ADR	4,931,611
		5,862,139
	China - 3.6%
809,000	3SBio, Inc.*(2)	570,743
3,579,000	Agricultural Bank of China Ltd. Class H	1,342,346
824,250	A-Living Smart City Services Co., Ltd.(2)	1,303,610
2,526,500	BAIC Motor Corp. Ltd. Class H(2)	788,979
5,628,000	Bank of China Ltd. Class H	2,208,328
4,676,000	China BlueChemical Ltd. Class H	1,607,375
790,000	China Conch Venture Holdings Ltd.	2,051,450
7,923,000	China Construction Bank Corp. Class H	5,644,337
4,895,000	China Datang Corp. Renewable Power Co., Ltd. Class H	1,850,356
3,372,000	China Feihe Ltd.(2)	3,205,989
948,400	China International Capital Corp. Ltd. Class H(2)	1,900,946
1,267,000	China Lesso Group Holdings Ltd. Class L	1,584,423
847,000	China Life Insurance Co., Ltd. Class H	1,230,836
681,000	China Lilang Ltd.	329,012
392,000	China Longyuan Power Group Corp. Ltd. Class H	756,095
1,336,000	China Medical System Holdings Ltd.	1,912,813
5,565,000	China Molybdenum Co., Ltd. Class H	2,767,465
948,600	China Pacific Insurance Group Co., Ltd. Class H	2,103,021
984,000	China Shineway Pharmaceutical Group Ltd.	803,898
3,533,000	China Suntien Green Energy Corp. Ltd. Class H	1,994,449
32,662,000	China Tower Corp. Ltd. Class H(2)	3,811,956
906,500	China Yongda Automobiles Services Holdings Ltd.	840,577
1,708,000	Consun Pharmaceutical Group Ltd.	995,392
3,666,500	Dali Foods Group Co. Ltd.(2)	1,865,893

The accompanying notes are an integral part of these financial statements.
34

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	China - 3.6% - (continued)
155,000	Ganfeng Lithium Co., Ltd. Class H(2)	$ 1,855,228
392,000	Haitian International Holdings Ltd.	964,880
512,500	Hengan International Group Co., Ltd.	2,421,984
22,077,000	Industrial & Commercial Bank of China Ltd. Class H	13,308,155
587,400	Livzon Pharmaceutical Group, Inc. Class H	1,976,819
6,369,000	Lonking Holdings Ltd.	1,758,287
129,500	NetDragon Websoft Holdings Ltd.	258,871
1,032,500	Ping An Insurance Group Co. of China Ltd. Class H	6,526,136
304,000	Q Technology Group Co., Ltd.	213,874
159,000	S-Enjoy Service Group Co., Ltd.	185,133
201,500	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	325,820
1,754,000	Sinotrans Ltd. Class H	530,086
838,000	Sinotruk Hong Kong Ltd.	1,013,581
1,068,000	Tianneng Power International Ltd.(1)	889,786
312,000	Weichai Power Co., Ltd. Class H	435,835
1,720,400	Xinjiang Goldwind Science & Technology Co., Ltd. Class H(1)	2,445,281
1,117,600	Xinte Energy Co., Ltd. Class H	2,427,643
1,268,000	Yadea Group Holdings Ltd.(2)	1,911,250
388,000	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(2)	503,141
814,000	Yangzijiang Shipbuilding Holdings Ltd.	531,072
489,000	Zhongsheng Group Holdings Ltd.	3,231,222
2,729,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(1)	1,596,012
1,285,400	ZTE Corp. Class H	2,698,833
		91,479,218
	Denmark - 0.9%
3,710	AP Moller - Maersk A/S Class B	10,737,580
133,682	Pandora A/S(1)	11,738,134
80,953	Spar Nord Bank A/S	1,027,825
		23,503,539
	Finland - 0.3%
1,288,700	Nokia Oyj*	6,533,799
258,131	Outokumpu Oyj(1)	1,267,231
34,854	TietoEVRY Oyj	874,390
		8,675,420
	France - 4.9%
45,487	Amundi S.A.(2)	2,735,134
49,652	Atos SE	1,209,600
118,941	BNP Paribas S.A.(1)	6,167,254
174,388	Cie de Saint-Gobain	10,173,475
23,673	Cie Generale des Etablissements Michelin SCA	2,932,136
58,767	Coface S.A.*	704,515
49,561	Derichebourg S.A.	447,256
9,697	Eramet S.A.*	1,292,436
109,887	Faurecia SE	2,388,720
8,735	Fnac Darty S.A.	432,490
50,957	Ipsen S.A.	5,282,395
35,999	IPSOS	1,733,029
296,019	Metropole Television S.A.	5,493,269
774,563	Orange S.A.	9,221,480
197,768	Rexel S.A.*	4,051,210
12,552	Rothschild & Co.	491,774
292,548	Sanofi	30,920,826
15,775	Societe BIC S.A.	941,280
270,548	Societe Generale S.A.	6,502,362
520,810	TotalEnergies SE	25,573,315
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	France - 4.9% - (continued)
2,935	Trigano S.A.	$ 378,150
206,272	Valeo S.A.	3,750,254
125,706	Valneva SE*(1)	1,609,405
		124,431,765
	Georgia - 0.0%
68,559	TBC Bank Group plc	1,087,964
	Germany - 2.2%
59,420	BASF SE	3,129,234
90,620	Bayer AG	5,969,234
35,842	Bayerische Motoren Werke AG	2,927,064
57,901	BioNTech SE ADR*	8,035,501
54,100	Ceconomy AG	185,356
14,143	Continental AG*	969,377
144,115	Covestro AG(2)	6,204,947
611,412	Deutsche Bank AG*	6,113,708
31,400	DWS Group GmbH & Co. KGaA(2)	1,033,324
80,780	Fresenius SE & Co. KGaA	2,855,408
21,272	Hochtief AG	1,287,347
64,033	K+S AG*	2,178,561
57,297	Kloeckner & Co. SE*	738,086
52,583	Mercedes-Benz Group AG	3,670,355
37,960	Porsche Automobil Holding SE	3,130,937
211,086	ProSiebenSat.1 Media SE	2,428,710
251,499	Schaeffler AG	1,350,623
10,598	Siltronic AG	995,249
10,484	Vitesco Technologies Group AG*	421,325
17,892	Wacker Chemie AG	2,838,888
		56,463,234
	Hong Kong - 1.8%
2,314,000	Brilliance China Automotive Holdings Ltd.*(3)(4)	1,076,348
292,400	China Gas Holdings Ltd.	356,426
746,500	China Overseas Land & Investment Ltd.	2,306,146
2,126,000	China Traditional Chinese Medicine Co., Ltd.	1,035,833
656,303	CK Asset Holdings Ltd.	4,449,169
10,000	Dah Sing Financial Holdings Ltd.	29,099
6,907,000	GCL-Poly Energy Holdings Ltd.*	2,181,845
99,000	Hang Lung Properties Ltd.	189,345
735,000	Henderson Land Development Co., Ltd.	2,972,352
394,400	Hongkong Land Holdings Ltd.	1,839,860
531,000	Hysan Development Co., Ltd.	1,566,541
841,500	JS Global Lifestyle Co., Ltd.(2)	998,279
276,000	Kerry Properties Ltd.	746,341
1,822,000	Kunlun Energy Co., Ltd.	1,512,054
4,450,000	Pacific Basin Shipping Ltd.	2,041,707
929,000	PAX Global Technology Ltd.	800,833
720,000	Sino Land Co., Ltd.	951,683
1,523,000	SITC International Holdings Co., Ltd.	5,063,165
850,000	SSY Group Ltd.	417,537
390,000	Sun Hung Kai Properties Ltd.	4,491,663
280,000	Swire Pacific Ltd. Class A	1,594,854
708,800	Swire Properties Ltd.	1,698,680
1,242,000	Untrade Youyuan(1)(3)(4)	—
668,000	Wharf Real Estate Investment Co., Ltd.	3,147,995
1,956,000	Xinyi Glass Holdings Ltd.	4,328,259
		45,796,014
	Hungary - 0.2%
58,901	OTP Bank Nyrt*	1,774,491
161,929	Richter Gedeon Nyrt	3,230,820
		5,005,311

The accompanying notes are an integral part of these financial statements.
35

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Indonesia - 0.4%
7,658,700	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	$ 496,598
33,452,700	Telkom Indonesia Persero Tbk PT	10,660,928
		11,157,526
	Ireland - 0.4%
1,218,668	AIB Group plc*	2,647,112
819,529	Bank of Ireland Group plc*	4,966,924
129,726	Kenmare Resources plc	765,724
38,331	Smurfit Kappa Group plc	1,619,706
		9,999,466
	Isle of Man - 0.1%
498,877	Strix Group plc	1,323,631
	Israel - 1.7%
296,201	Bank Leumi Le-Israel BM	3,108,554
234,697	Check Point Software Technologies Ltd.*	29,639,884
167,700	Plus500 Ltd.	3,265,608
295,027	Teva Pharmaceutical Industries Ltd.*	2,569,685
76,112	ZIM Integrated Shipping Services Ltd.	4,234,111
		42,817,842
	Italy - 1.2%
364,471	Anima Holding S.p.A.(2)	1,775,971
166,767	Azimut Holding S.p.A.	3,539,775
1,343,161	Eni S.p.A.	18,775,766
457,876	Intesa Sanpaolo S.p.A.	933,022
130,412	Prysmian S.p.A.	4,241,638
90,142	RAI Way S.p.A.(2)	529,983
170,981	UniCredit S.p.A.	1,582,443
18,464	Unieuro S.p.A.(2)	308,293
		31,686,891
	Japan - 17.5%
94,500	ADEKA Corp.	1,812,339
219,600	AGC, Inc.	8,232,674
162,500	Air Water, Inc.	2,156,846
158,600	Aisin Corp.	4,607,418
153,700	Alps Electric Co., Ltd.	1,360,647
75,400	Asahi Diamond Industrial Co., Ltd.	330,402
80,000	Asahi Holdings, Inc.	1,269,877
312,900	Asahi Kasei Corp.	2,567,247
2,038,700	Astellas Pharma, Inc.	31,040,665
25,700	Canon Electronics, Inc.	294,307
428,100	Citizen Watch Co., Ltd.	1,615,695
83,900	CKD Corp.	1,086,481
17,900	Daido Steel Co., Ltd.	510,594
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	410,536
13,600	Daito Pharmaceutical Co., Ltd.	272,028
234,000	Daiwabo Holdings Co., Ltd.	3,027,901
41,800	Dexerials Corp.	916,563
57,700	DIC Corp.	1,100,265
46,800	Dowa Holdings Co., Ltd.	1,990,901
36,000	Eagle Industry Co., Ltd.	286,844
184,900	ENEOS Holdings, Inc.	650,591
61,600	Exedy Corp.	733,540
104,600	FCC Co., Ltd.	1,044,838
98,100	Ferrotec Holdings Corp.	1,798,895
24,100	Goldcrest Co., Ltd.	313,446
64,200	GS Yuasa Corp.	1,113,251
29,400	G-Tekt Corp.	282,980
33,700	GungHo Online Entertainment, Inc.	687,559
237,400	Hachijuni Bank Ltd.	782,883
26,300	Hamakyorex Co., Ltd.	589,759
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Japan - 17.5% - (continued)
247,600	Haseko Corp.	$ 2,712,960
226,500	Hazama Ando Corp.	1,573,689
106,900	Hokuetsu Kishu Paper Co., Ltd.	547,651
402,400	Honda Motor Co., Ltd.	10,584,549
57,400	Hosiden Corp.	547,373
1,211,600	Inpex Corp.	14,415,817
408,300	Isuzu Motors Ltd.	4,763,138
264,000	ITOCHU Corp.	7,967,777
210,000	Iyo Bank Ltd.	1,018,268
47,200	Japan Post Insurance Co., Ltd.	763,214
173,100	JTEKT Corp.	1,206,839
122,000	Kajima Corp.	1,359,627
119,000	Kamigumi Co., Ltd.	2,020,489
77,600	Kanamoto Co., Ltd.(1)	1,159,608
63,800	Kandenko Co., Ltd.	404,594
61,300	Kaneka Corp.	1,640,238
33,600	Kanematsu Corp.	347,260
999,600	KDDI Corp.	33,101,444
19,800	KH Neochem Co., Ltd.	374,561
29,600	Kinden Corp.	350,746
26,400	Kintetsu World Express, Inc.	628,914
18,100	Kissei Pharmaceutical Co., Ltd.	358,166
251,300	Kobe Steel Ltd.(1)	1,089,472
22,000	Kohnan Shoji Co., Ltd.	637,125
26,400	Komeri Co., Ltd.	557,651
29,600	Kumagai Gumi Co., Ltd.	617,718
29,700	Kureha Corp.	2,231,377
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	314,553
45,600	Kyudenko Corp.	1,034,111
36,700	Makino Milling Machine Co., Ltd.	1,130,850
679,100	Marubeni Corp.	7,412,794
573,700	Mazda Motor Corp.*	4,073,702
25,800	Meidensha Corp.	467,217
39,500	Micronics Japan Co., Ltd.	462,275
691,300	Mitsubishi Chemical Holdings Corp.	4,215,298
139,400	Mitsubishi Gas Chemical Co., Inc.	2,035,653
293,900	Mitsubishi Motors Corp.*	735,047
1,409,700	Mitsubishi UFJ Financial Group, Inc.	8,195,112
22,200	Mitsuboshi Belting Ltd.	340,051
416,700	Mitsui & Co., Ltd.	10,090,719
145,500	Mitsui Chemicals, Inc.	3,324,367
26,300	Mitsui Mining & Smelting Co., Ltd.	665,012
304,400	Mitsui OSK Lines Ltd.	7,126,341
34,600	Mitsui Sugar Co., Ltd.	514,594
35,400	Mizuno Corp.	582,561
105,800	Musashi Seimitsu Industry Co., Ltd.	1,075,198
88,300	Nagase & Co., Ltd.	1,265,341
159,400	NGK Spark Plug Co., Ltd.	2,446,028
229,000	NHK Spring Co., Ltd.	1,479,095
16,200	Nichias Corp.	290,943
10,868	Nichirin Co., Ltd.	130,069
169,600	Nikon Corp.	1,905,765
96,950	Nippon Light Metal Holdings Co., Ltd.	1,242,168
26,600	Nippon Seiki Co., Ltd.	192,559
29,400	Nippon Shokubai Co., Ltd.	1,182,801
23,700	Nippon Soda Co., Ltd.	626,787
983,900	Nippon Telegraph & Telephone Corp.	28,994,883
145,500	Nippon Yusen KK	10,496,951
53,300	Nishio Rent All Co., Ltd.	1,150,373
15,000	Nisshin Oillio Group Ltd.	339,469
22,200	Nitta Corp.	471,321
26,800	Nojima Corp.	539,013
137,100	NOK Corp.	1,166,484
869,200	Nomura Holdings, Inc.	3,346,814

The accompanying notes are an integral part of these financial statements.
36

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Japan - 17.5% - (continued)
12,400	Noritake Co. Ltd.	$ 393,783
433,100	Obayashi Corp.	2,978,488
514,400	Oji Holdings Corp.	2,436,714
1,317,400	Ono Pharmaceutical Co., Ltd.	33,844,718
62,600	Oracle Corp.	4,022,760
28,500	Oyo Corp.	432,554
759,200	Panasonic Corp.	6,766,897
238,100	Penta-Ocean Construction Co., Ltd.	1,165,020
36,000	Piolax, Inc.	419,994
198,500	Press Kogyo Co., Ltd.	596,373
807,500	Renesas Electronics Corp.*	8,622,454
159,600	Rengo Co., Ltd.	944,920
34,600	Rohm Co., Ltd.	2,417,186
68,000	Rohto Pharmaceutical Co., Ltd.	1,815,909
20,900	Rorze Corp.	1,825,803
132,300	SBI Holdings, Inc.	2,959,168
82,100	SCREEN Holdings Co., Ltd.	6,709,969
18,600	SEC Carbon Ltd.(1)	786,851
122,700	Seino Holdings Co., Ltd.	1,002,331
119,000	Sekisui House Ltd.	2,066,785
42,300	Sekisui Jushi Corp.	578,384
51,200	Senko Group Holdings Co., Ltd.	346,260
23,000	Shima Seiki Manufacturing Ltd.	328,152
196,900	Shimizu Corp.	1,032,472
30,800	Shinko Electric Industries Co., Ltd.	1,327,638
70,600	Shinnihon Corp.	387,514
108,700	Shizuoka Bank Ltd.	703,297
48,800	Showa Denko KK	949,568
43,000	Sintokogio Ltd.	226,314
29,500	SK-Electronics Co., Ltd.	178,227
327,100	SKY Perfect JSAT Holdings, Inc.	1,059,611
486,200	Sumco Corp.	7,002,088
15,900	Sumitomo Bakelite Co., Ltd.	521,697
345,500	Sumitomo Chemical Co., Ltd.	1,469,137
125,600	Sumitomo Corp.	1,987,448
382,200	Sumitomo Electric Industries Ltd.	4,108,965
115,500	Sumitomo Forestry Co., Ltd.	1,767,016
87,700	Sumitomo Heavy Industries Ltd.	1,855,853
382,700	Sumitomo Mitsui Financial Group, Inc.	11,562,873
140,800	Sumitomo Rubber Industries Ltd.	1,220,424
33,600	Sumitomo Seika Chemicals Co., Ltd.	788,747
121,400	Taisei Corp.	3,288,483
63,600	TBS Holdings, Inc.	834,602
70,100	Teijin Ltd.	749,108
107,100	Toagosei Co., Ltd.	879,755
31,900	Toho Holdings Co., Ltd.	517,824
41,700	Tokai Rika Co., Ltd.	439,359
8,200	Tokyo Electron Ltd.	3,459,961
62,200	Tokyo Seimitsu Co., Ltd.	2,139,734
124,700	Tokyo Steel Manufacturing Co., Ltd.	1,290,644
210,100	Toppan, Inc.	3,472,883
74,800	Topre Corp.	634,195
275,200	Toray Industries, Inc.	1,304,251
70,200	Tosoh Corp.	969,358
41,900	Towa Corp.	650,193
38,200	Toyo Ink SC Holdings Co., Ltd.	568,813
120,100	Toyo Seikan Group Holdings Ltd.	1,299,047
87,600	Toyo Tire Corp.	1,004,767
21,400	Toyoda Gosei Co., Ltd.	311,627
36,100	Toyota Boshoku Corp.	575,341
339,400	Toyota Motor Corp.	5,815,180
148,900	Toyota Tsusho Corp.	5,349,562
44,400	TPR Co., Ltd.	425,538
151,600	TS Tech Co., Ltd.	1,582,040
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Japan - 17.5% - (continued)
34,400	Tsubakimoto Chain Co.	$ 785,509
46,400	Tsugami Corp.	432,098
20,200	Tv Tokyo Holdings Corp.	315,946
22,300	Ulvac, Inc.	873,823
92,000	Wakita & Co., Ltd.	765,533
322,100	Yamaha Motor Co., Ltd.	6,649,975
52,900	Yokogawa Bridge Holdings Corp.	775,804
104,500	Yokohama Rubber Co., Ltd.	1,399,108
54,500	Yurtec Corp.	287,866
		448,388,845
	Luxembourg - 0.2%
44,886	Aperam S.A.	1,732,486
3,534	Brederode S.A.	448,789
66,373	RTL Group S.A.	3,451,226
		5,632,501
	Malaysia - 0.3%
350,500	Heineken Malaysia Bhd	1,908,085
337,797	Lynas Corp. Ltd.*	2,119,732
944,900	RHB Bank Bhd	1,353,741
3,947,200	Westports Holdings Bhd	3,572,291
		8,953,849
	Mexico - 0.8%
2,641,701	Bolsa Mexicana de Valores S.A.B. de C.V.(1)	5,288,192
2,296,000	Concentradora Fibra Danhos S.A. de C.V. REIT	2,577,677
658,100	Gentera S.A.B. de C.V.*	513,412
1,519,200	GMexico Transportes S.A.B. de C.V.(2)	2,853,548
13,106	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	2,015,572
5,611,733	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	7,809,924
221,100	Orbia Advance Corp. S.A.B. de C.V.	531,554
2	Urbi Desarrollos Urbanos S.A.B. de C.V.*	1
		21,589,880
	Netherlands - 2.1%
583,528	ABN Amro Bank N.V. ADR(1)(2)	7,253,931
1,337,485	Aegon N.V.	6,934,431
84,464	AMG Advanced Metallurgical Group N.V.(1)	3,302,706
145,426	ASR Nederland N.V.	6,609,419
18,470	EXOR N.V.	1,281,722
916,793	ING Groep N.V.(1)	8,685,889
174,797	NN Group N.V.	8,561,834
440,234	PostNL N.V.(1)	1,442,544
100,891	Signify N.V.(2)	4,268,455
470,940	Stellantis N.V.(1)	6,322,674
		54,663,605
	Norway - 2.2%
307,413	Aker BP ASA(1)	11,014,256
860,389	Equinor ASA	29,080,772
186,850	Frontline Ltd.*	1,547,519
679,771	Norsk Hydro ASA	5,708,391
155,142	Yara International ASA	7,888,693
		55,239,631
	Poland - 0.4%
104,670	KGHM Polska Miedz S.A.	3,385,888
975,122	Powszechna Kasa Oszczednosci Bank Polski S.A.*	7,196,926
		10,582,814
	Portugal - 0.3%
663,105	Galp Energia SGPS S.A.	8,071,077

The accompanying notes are an integral part of these financial statements.
37

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Russia - 0.0%
199,598	RusHydro PJSC ADR(3)(4)	$ —
	Singapore - 0.7%
237,600	DBS Group Holdings Ltd.	5,764,323
773,400	Oversea-Chinese Banking Corp. Ltd.	6,866,697
712,100	UOL Group Ltd.	3,741,752
814,000	Yangzijiang Financial Holding	320,785
		16,693,557
	South Africa - 1.4%
76,147	AECI Ltd.	490,996
38,609	Anglo American Platinum Ltd.	4,289,786
771,860	AVI Ltd.	3,361,141
84,986	Gold Fields Ltd. ADR	1,141,362
94,262	Hudaco Industries Ltd.	881,921
361,022	Impala Platinum Holdings Ltd.	4,669,970
92,152	Kumba Iron Ore Ltd.	3,059,307
182,986	MultiChoice Group Ltd.	1,498,185
1,623,339	Netcare Ltd.	1,567,574
199,688	Northam Platinum Holdings Ltd.*	2,389,301
80,499	Royal Bafokeng Platinum Ltd.	805,372
263,096	Standard Bank Group Ltd.	2,788,161
303,456	Truworths International Ltd.	1,080,663
885,274	Vodacom Group Ltd.	8,519,483
		36,543,222
	South Korea - 5.9%
12,006	AfreecaTV Co., Ltd.	1,029,116
30,450	Asia Paper Manufacturing Co., Ltd.	1,071,937
70,546	BH Co., Ltd.	1,498,693
4,478	CJ CheilJedang Corp.	1,408,200
36,255	Coway Co., Ltd.	2,030,646
19,133	Daesang Corp.*	382,512
84,741	Daewoo Engineering & Construction Co., Ltd.*	449,223
76,907	DB HiTek Co., Ltd.	4,033,622
48,189	Dongkuk Steel Mill Co., Ltd.	704,666
28,576	Eugene Technology Co., Ltd.	961,204
31,308	Fila Holdings Corp.	799,950
110,742	Hana Financial Group, Inc.	4,111,486
18,238	Handsome Co., Ltd.	508,578
70,539	Hankook Tire & Technology Co., Ltd.	1,936,067
10,274	Hansol Chemical Co., Ltd.	1,976,761
174,707	Hanwha Chemical Corp.*	4,391,075
57,065	HMM Co., Ltd.*	1,264,886
1,217	Hyosung Advanced Materials Corp.	453,019
6,257	Hyosung Corp.	409,749
1,807	Hyosung TNC Corp.	583,872
27,797	Hyundai Department Store Co., Ltd.	1,654,391
9,389	Hyundai Glovis Co., Ltd.	1,538,285
6,416	Hyundai Home Shopping Network Corp.	305,889
29,235	Hyundai Mobis Co., Ltd.	4,756,157
10,730	Hyundai Motor Co.	1,556,791
11,716	Hyundai Wia Corp.	598,157
30,973	INTOPS Co., Ltd.	915,665
94,761	KB Financial Group, Inc.	4,408,668
144,525	Kia Corp.	9,479,430
7,236	KIWOOM Securities Co., Ltd.*	540,018
15,866	Kolon Industries, Inc.	772,788
120,753	KT Corp.	3,399,951
59,066	KT Skylife Co., Ltd.	429,023
55,238	LG Corp.	3,189,905
84,654	LG Electronics, Inc.	7,666,864
20,664	LG Innotek Co., Ltd.	5,606,930
198,506	LG Uplus Corp.	2,192,934
21,160	Lotte Chemical Corp.	3,265,867
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	South Korea - 5.9% - (continued)
37,058	LOTTE Fine Chemical Co., Ltd.	$ 2,379,102
88,082	NH Investment & Securities Co., Ltd.*	751,753
10,364	Osstem Implant Co., Ltd.	928,304
469,108	Samsung Electronics Co., Ltd.	25,000,428
5,406	Samsung Electronics Co., Ltd. GDR	7,061,649
32,897	Samsung Securities Co., Ltd.	1,027,434
20,741	SD Biosensor, Inc.	741,995
634,176	Seohee Construction Co., Ltd.	932,616
12,783	SFA Engineering Corp.	400,046
13,569	Shindaeyang Paper Co., Ltd.*	1,008,066
29,771	Shinhan Financial Group Co., Ltd.	989,130
19,705	Silicon Works Co., Ltd.	2,033,140
138,948	SK Hynix, Inc.	12,175,749
42,967	SK Innovation Co., Ltd.*	6,838,458
54,271	SK Telecom Co., Ltd.	2,448,067
15,995	S-Oil Corp.	1,308,676
16,337	Spigen Korea Co., Ltd.	576,270
24,557	TES Co., Ltd.	537,994
4,195	Tokai Carbon Korea Co., Ltd.	466,391
17,949	Wonik IPS Co., Ltd.	562,023
13,319	Youngone Corp.	501,982
10,343	Youngone Holdings Co., Ltd.*	420,752
		151,373,000
	Spain - 2.4%
68,192	Acerinox S.A.	718,009
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.(1)	458,355
1,701,506	Banco Bilbao Vizcaya Argentaria S.A.(1)	8,928,229
514,588	CaixaBank S.A.(1)	1,661,036
53,723	CIE Automotive S.A.	1,171,260
305,678	Mediaset Espana Comunicacion S.A.*	1,367,900
874,960	Prosegur Cash S.A.(2)	649,820
1,337,908	Red Electrica Corp. S.A.	26,937,774
1,225,044	Repsol S.A.	18,275,056
165,494	Sacyr S.A.	445,776
		60,613,215
	Sweden - 3.6%
17,394	Bure Equity AB	410,178
1,192,733	Essity AB Class B	31,453,541
351,670	Lundin Energy AB	14,540,094
85,627	Nobia AB	336,042
1,146,318	Skandinaviska Enskilda Banken AB Class A	12,854,919
721,122	SKF AB Class B(1)	11,777,855
758,157	Swedbank AB Class A	11,993,468
625,232	Telefonaktiebolaget LM Ericsson Class B	4,987,615
107,932	Thule Group AB(1)(2)	3,743,848
		92,097,560
	Switzerland - 4.5%
1,138,958	Credit Suisse Group AG	7,730,469
203,487	Ferrexpo plc	417,847
213,989	Julius Baer Group Ltd.	10,226,068
313,174	Novartis AG	27,674,949
75,371	Roche Holding AG	27,948,601
45,174	Swisscom AG	26,711,422
860,242	UBS Group AG	14,604,011
		115,313,367
	Taiwan - 7.3%
1,150,000	ASE Technology Holding Co., Ltd.	3,668,916
169,000	Asustek Computer, Inc.	2,032,785
5,220,000	AU Optronics Corp.	2,981,604
252,000	Catcher Technology Co., Ltd.	1,233,110
2,580,000	Cathay Financial Holding Co., Ltd.	5,424,610

The accompanying notes are an integral part of these financial statements.
38

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Taiwan - 7.3% - (continued)
281,000	Chia Chang Co., Ltd.	$ 428,559
954,000	Chicony Electronics Co., Ltd.	2,653,666
619,000	Chipbond Technology Corp.	1,391,846
443,000	ChipMOS Technologies, Inc.	689,087
12,947	ChipMOS Technologies, Inc. ADR(1)	403,558
561,000	Compeq Manufacturing Co., Ltd.	856,024
421,000	Elan Microelectronics Corp.	2,123,574
271,000	Elite Material Co., Ltd.	2,003,933
1,454,000	Evergreen Marine Corp. Taiwan Ltd.	6,989,280
107,000	FocalTech Systems Co., Ltd.	411,341
1,215,000	Fubon Financial Holding Co., Ltd.	3,050,763
271,000	Fusheng Precision Co., Ltd.	1,994,286
135,000	General Interface Solution Holding Ltd.	415,212
356,000	Gigabyte Technology Co., Ltd.	1,277,215
167,000	Globalwafers Co., Ltd.	2,910,406
1,238,829	Hannstar Board Corp.	1,601,567
62,285	Himax Technologies, Inc. ADR(1)	559,942
5,775,000	Innolux Corp.	2,629,731
92,000	International Games System Co., Ltd.	2,258,791
899,000	King Yuan Electronics Co., Ltd.	1,217,363
82,000	Lotes Co., Ltd.	2,005,396
2,416,000	Macronix International Co., Ltd.	3,074,098
282,000	MediaTek, Inc.	7,774,170
311,000	Micro-Star International Co., Ltd.	1,255,844
643,000	Nan Ya Printed Circuit Board Corp.	8,540,612
107,000	Nien Made Enterprise Co., Ltd.	1,126,961
1,054,000	Novatek Microelectronics Corp.	13,942,912
106,000	O-TA Precision Industry Co., Ltd.	508,282
82,000	Parade Technologies Ltd.	3,899,640
757,000	Pegatron Corp.	1,793,430
696,000	Powertech Technology, Inc.	2,186,884
318,000	Radiant Opto-Electronics Corp.	1,096,425
87,000	Raydium Semiconductor Corp.	1,416,213
577,000	Realtek Semiconductor Corp.	7,829,609
35,266	Silicon Motion Technology Corp. ADR	2,677,747
191,000	Simplo Technology Co., Ltd.	1,876,934
1,198,000	Sino-American Silicon Products, Inc.	5,962,823
1,734,000	Taiwan Semiconductor Manufacturing Co., Ltd.	31,355,306
238,000	Taiwan Surface Mounting Technology Corp.	834,829
290,000	Taiwan Union Technology Corp.	748,835
193,000	Topco Scientific Co., Ltd.	1,086,618
310,000	Tripod Technology Corp.	1,292,573
218,000	TXC Corp.	663,324
1,148,000	Unimicron Technology Corp.	8,052,215
762,000	United Microelectronics Corp.	1,210,505
524,000	USI Corp.	509,945
1,747,000	Vanguard International Semiconductor Corp.	6,146,883
469,000	Wan Hai Lines Ltd.	2,273,349
5,949,000	Winbond Electronics Corp.	5,370,892
443,000	Wisdom Marine Lines Co., Ltd.	1,363,150
215,000	WT Microelectronics Co., Ltd.	518,162
245,000	Yageo Corp.	3,306,894
634,000	Yang Ming Marine Transport Corp.*	2,644,998
152,000	Zhen Ding Technology Holding Ltd.	538,198
		186,091,825
	Thailand - 0.9%
1,564,500	Bangkok Bank PCL NVDR	5,900,970
1,174,000	Kasikornbank PCL NVDR	5,196,960
3,865,800	Krung Thai Bank PCL NVDR	1,704,276
1,976,300	PTT Exploration & Production PCL NVDR	8,647,126
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Thailand - 0.9% - (continued)
617,500	Sri Trang Agro-Industry PCL NVDR	$ 452,969
3,943,700	TTW PCL NVDR	1,266,590
		23,168,891
	Turkey - 0.6%
129,629	Anadolu Efes Biracilik Ve Malt Sanayii AS	257,892
181,398	Arcelik AS	821,067
707,100	BIM Birlesik Magazalar A.S.	3,972,548
77,490	Coca-Cola Icecek AS	642,823
197,371	Ford Otomotiv Sanayi AS	3,973,141
391,991	KOC Holding AS	1,061,272
267,849	Tofas Turk Otomobil Fabrikasi AS	1,418,775
1,279,577	Turk Telekomunikasyon AS	868,664
1,703,961	Turkcell Iletisim Hizmetleri AS	2,483,371
		15,499,553
	United Kingdom - 13.6%
146,967	A.G. Barr plc	1,069,080
246,840	Admiral Group plc	7,769,854
302,578	Airtel Africa plc(2)	553,637
194,414	AstraZeneca plc	25,942,852
984,553	Aviva plc	5,282,251
5,192,043	Barclays plc	9,543,707
1,002,446	Barratt Developments plc	6,133,007
736,414	Beazley plc	3,996,634
89,745	Bellway plc	2,725,759
3,363,760	BP plc	16,239,538
963,007	Britvic plc	10,377,700
3,644,632	BT Group plc	8,082,283
74,848	Bunzl plc	2,887,682
325,944	Central Asia Metals plc	1,092,073
4,313,209	Centrica plc*	4,273,481
269,961	Crest Nicholson Holdings plc	849,425
369,295	Devro plc	971,154
625,395	Drax Group plc	6,320,053
1,068,376	DS Smith plc	4,390,241
147,109	Dunelm Group plc	1,801,411
1,423,469	GlaxoSmithKline plc	32,088,665
49,198	Global Ship Lease, Inc. Class A	1,094,164
433,636	Harbour Energy plc*	2,719,332
480,482	Hargreaves Lansdown plc	5,500,724
3,043,465	HSBC Holdings plc	19,052,064
803,695	IG Group Holdings plc	8,213,821
4,793,117	ITV plc*	4,426,217
198,281	Johnson Matthey plc	5,454,372
17,756	Kape Technologies plc*	76,267
3,853,485	Legal & General Group plc	12,011,679
18,945,362	Lloyds Banking Group plc	10,760,259
2,231,318	Man Group plc	6,503,237
4,535,126	Natwest Group plc	12,166,776
110,957	Norcros plc	334,855
262,969	Pets at Home Group plc	1,020,741
57,934	Polar Capital Holdings plc	403,794
98,849	Rathbone Brothers plc	2,610,252
210,978	Reach plc	431,369
297,805	Redrow plc	1,952,200
231,856	Rio Tinto plc	16,382,051
821,567	Royal Mail plc	3,521,481
1,227,851	Shell plc	33,042,947
1,577,098	Standard Chartered plc	10,781,549
217,382	Subsea 7 S.A.(1)	1,781,728
468,157	Synthomer plc	1,781,318
3,378,974	Taylor Wimpey plc	5,314,302
242,439	TI Fluid Systems plc(2)	492,684
542,833	TP ICAP Group plc	899,648

The accompanying notes are an integral part of these financial statements.
39

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.1% - (continued)
	United Kingdom - 13.6% - (continued)
561,828	Unilever plc		$ 26,119,450
105,777	Vistry Group plc		1,103,580
			348,343,348
	United States - 0.2%
592,300	Argonaut Gold, Inc.*		991,278
148,745	Bausch Health Cos., Inc.*		2,826,346
63,550	Sims Ltd.		918,863
			4,736,487
	Total Common Stocks (cost $2,431,986,852)		$ 2,435,665,635
PREFERRED STOCKS - 0.4%
	Brazil - 0.3%
2,102,553	Cia de Saneamento do Parana (Preference Shares)		$ 1,658,584
2,975,700	Itausa S.A.		5,543,382
62,260	Unipar Carbocloro S.A. (Preference Shares)		1,209,070
			8,411,036
	Germany - 0.1%
12,042	Volkswagen AG (Preference Shares)		1,864,901
	Total Preferred Stocks (cost $12,127,734)		$ 10,275,937
WARRANTS - 0.0%
	Malaysia - 0.0%
254,080	VS Industry Bhd 06/14/2024*		$ 13,423
	Total Warrants (cost $—)		$ 13,423
	Total Long-Term Investments (cost $2,444,114,586)		$ 2,445,954,995
SHORT-TERM INVESTMENTS - 6.7%
	Other Investment Pools & Funds - 3.3%
$ 84,508,627	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(5)		$ 84,508,627
	Securities Lending Collateral - 3.4%
25,124,732	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(5)		25,124,732
60,947,423	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(5)		60,947,423
			86,072,155
	Total Short-Term Investments (cost $170,580,782)		$ 170,580,782
	Total Investments (cost $2,614,695,368)	102.2%	$ 2,616,535,777
	Other Assets and Liabilities	(2.2)%	(55,271,211)
	Total Net Assets	100.0%	$ 2,561,264,566
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $51,119,589, representing 2.0% of net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $1,076,348, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.
40

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	528	06/17/2022	$ 52,710,240	$ (1,228,874)
Total futures contracts				$ (1,228,874)

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
8,018,300	GBP	10,303,532	USD	JPM	05/11/2022	$ (221,072)
152,455,000	ZAR	10,445,228	USD	JPM	05/11/2022	(803,769)
107,006,137	USD	81,051,200	GBP	JPM	05/11/2022	5,089,845
25,063,530	USD	372,266,100	ZAR	UBS	05/11/2022	1,520,921
Total foreign currency contracts						$ 5,585,925
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
41

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 56,543,625	$ —	$ 56,543,625	$ —
Austria	14,527,707	—	14,527,707	—
Belgium	10,718,176	226,196	10,491,980	—
Bermuda	1,544,702	1,544,702	—	—
Brazil	7,410,007	7,410,007	—	—
Canada	222,035,231	222,035,231	—	—
Chile	5,862,139	5,862,139	—	—
China	91,479,218	—	91,479,218	—
Denmark	23,503,539	—	23,503,539	—
Finland	8,675,420	—	8,675,420	—
France	124,431,765	—	124,431,765	—
Georgia	1,087,964	1,087,964	—	—
Germany	56,463,234	10,214,062	46,249,172	—
Hong Kong	45,796,014	1,566,541	43,153,125	1,076,348
Hungary	5,005,311	—	5,005,311	—
Indonesia	11,157,526	11,157,526	—	—
Ireland	9,999,466	—	9,999,466	—
Isle of Man	1,323,631	1,323,631	—	—
Israel	42,817,842	36,443,680	6,374,162	—
Italy	31,686,891	—	31,686,891	—
Japan	448,388,845	—	448,388,845	—
Luxembourg	5,632,501	—	5,632,501	—
Malaysia	8,953,849	5,480,376	3,473,473	—
Mexico	21,589,880	21,589,880	—	—
Netherlands	54,663,605	—	54,663,605	—
Norway	55,239,631	—	55,239,631	—
Poland	10,582,814	—	10,582,814	—
Portugal	8,071,077	—	8,071,077	—
Russia	—	—	—	—
Singapore	16,693,557	320,785	16,372,772	—
South Africa	36,543,222	25,143,863	11,399,359	—
South Korea	151,373,000	928,304	150,444,696	—
Spain	60,613,215	649,820	59,963,395	—
Sweden	92,097,560	—	92,097,560	—
Switzerland	115,313,367	—	115,313,367	—
Taiwan	186,091,825	3,641,247	182,450,578	—
Thailand	23,168,891	1,266,590	21,902,301	—
Turkey	15,499,553	9,805,223	5,694,330	—
United Kingdom	348,343,348	19,820,889	328,522,459	—
United States	4,736,487	3,817,624	918,863	—
Preferred Stocks	10,275,937	8,411,036	1,864,901	—
Warrants	13,423	13,423	—	—
Short-Term Investments	170,580,782	170,580,782	—	—
Foreign Currency Contracts(2)	6,610,766	—	6,610,766	—
Total	$ 2,623,146,543	$ 570,341,521	$ 2,051,728,674	$ 1,076,348
Liabilities
Foreign Currency Contracts(2)	$ (1,024,841)	$ —	$ (1,024,841)	$ —
Futures Contracts(2)	(1,228,874)	(1,228,874)	—	—
Total	$ (2,253,715)	$ (1,228,874)	$ (1,024,841)	$ —

(1)	For the six-month period ended April 30, 2022, investments valued at $590,139 were transferred into Level 3 due to the unavailability of active market pricing, and investments valued at $6,027,338 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
42

Hartford Schroders International Stock Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Argentina - 1.9%
74,411	MercadoLibre, Inc.*	$ 72,448,782
	Austria - 1.2%
1,443,402	Erste Group Bank AG	44,941,408
	Brazil - 2.7%
24,863,177	B3 S.A. - Brasil Bolsa Balcao	66,885,841
8,536,722	Raia Drogasil S.A.	36,139,846
		103,025,687
	Canada - 4.0%
661,350	Canadian National Railway Co.	77,777,416
216,630	Lululemon Athletica, Inc.*	76,823,497
		154,600,913
	China - 4.4%
6,832,400	Alibaba Group Holding Ltd.*	83,339,412
1,839,800	Tencent Holdings Ltd.	86,700,364
		170,039,776
	Denmark - 1.6%
2,383,417	Vestas Wind Systems A/S	60,779,503
	France - 3.5%
80,486	Carrefour S.A.	1,711,760
633,598	Legrand S.A.	56,145,758
536,679	Schneider Electric SE	76,996,864
		134,854,382
	Germany - 9.6%
720,789	Bayerische Motoren Werke AG	58,863,785
2,379,201	Infineon Technologies AG	67,529,368
536,034	Knorr-Bremse AG	38,227,040
764,773	SAP SE	77,506,644
656,318	Siemens AG	80,697,562
1,213,879	Zalando SE*(1)	47,761,591
		370,585,990
	Hong Kong - 3.7%
10,112,200	AIA Group Ltd.	99,339,801
988,111	Hong Kong Exchanges & Clearing Ltd.	41,914,656
		141,254,457
	India - 2.2%
4,641,737	HDFC Bank Ltd.	83,216,263
	Italy - 3.1%
3,845,066	FinecoBank Banca Fineco S.p.A.	53,451,643
33,358,501	Intesa Sanpaolo S.p.A.	67,975,170
		121,426,813
	Japan - 8.4%
2,642,100	Bridgestone Corp.	96,842,699
2,062,700	Recruit Holdings Co., Ltd.	74,838,038
149,400	SMC Corp.	72,342,485
917,200	Sony Group Corp.	79,155,291
		323,178,513
	Netherlands - 3.1%
211,005	ASML Holding N.V.	119,753,456
	Norway - 1.9%
2,148,064	Equinor ASA	72,603,625
	Spain - 1.7%
5,651,223	Iberdrola S.A.	64,937,090
	Sweden - 2.1%
7,885,789	Svenska Handelsbanken AB Class A	79,538,569
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.2% - (continued)
	Switzerland - 13.1%
824,234	Alcon, Inc.		$ 58,850,972
5,563	Chocoladefabriken Lindt & Spruengli AG		62,388,956
492,661	Cie Financiere Richemont S.A.		57,242,619
91,033	Lonza Group AG		53,676,137
943,328	Nestle S.A.		121,778,056
265,873	Roche Holding AG		98,589,355
164,468	Sika AG		50,238,064
			502,764,159
	Taiwan - 3.5%
7,464,000	Taiwan Semiconductor Manufacturing Co., Ltd.		134,968,858
	United Kingdom - 22.2%
907,603	AstraZeneca plc		121,111,703
1,731,213	Bunzl plc		66,791,276
2,606,543	Burberry Group plc		51,441,309
1,316,400	Diageo plc		65,673,687
4,501,946	GlaxoSmithKline plc		101,485,483
13,741,487	HSBC Holdings plc		85,872,319
4,352,451	National Grid plc		64,664,240
1,094,440	Reckitt Benckiser Group plc		85,350,519
2,189,219	RELX plc		65,217,887
3,503,214	Shell plc		94,588,330
33,015,251	Vodafone Group plc		49,983,735
			852,180,488
	United States - 2.3%
40,005	Booking Holdings, Inc.*		88,423,452
	Total Common Stocks (cost $3,836,612,966)		$ 3,695,522,184
SHORT-TERM INVESTMENTS - 3.1%
	Other Investment Pools & Funds - 3.1%
$ 120,370,966	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(2)		$ 120,370,966
	Total Short-Term Investments (cost $120,370,966)		$ 120,370,966
	Total Investments (cost $3,956,983,932)	99.3%	$ 3,815,893,150
	Other Assets and Liabilities	0.7%	25,840,099
	Total Net Assets	100.0%	$ 3,841,733,249
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

The accompanying notes are an integral part of these financial statements.
43

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of this security was $47,761,591, representing 1.2% of net assets.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$ 72,448,782	$ 72,448,782	$ —	$ —
Austria	44,941,408	—	44,941,408	—
Brazil	103,025,687	103,025,687	—	—
Canada	154,600,913	154,600,913	—	—
China	170,039,776	—	170,039,776	—
Denmark	60,779,503	—	60,779,503	—
France	134,854,382	—	134,854,382	—
Germany	370,585,990	—	370,585,990	—
Hong Kong	141,254,457	—	141,254,457	—
India	83,216,263	—	83,216,263	—
Italy	121,426,813	—	121,426,813	—
Japan	323,178,513	—	323,178,513	—
Netherlands	119,753,456	—	119,753,456	—
Norway	72,603,625	—	72,603,625	—
Spain	64,937,090	—	64,937,090	—
Sweden	79,538,569	—	79,538,569	—
Switzerland	502,764,159	—	502,764,159	—
Taiwan	134,968,858	—	134,968,858	—
United Kingdom	852,180,488	—	852,180,488	—
United States	88,423,452	88,423,452	—	—
Short-Term Investments	120,370,966	120,370,966	—	—
Total	$ 3,815,893,150	$ 538,869,800	$ 3,277,023,350	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
44

Hartford Schroders Securitized Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 81.3%
	Asset-Backed - Automobile - 2.3%
$ 1,000,000	JP Morgan Chase & Co. 3.69%, 02/26/2029(1)	$ 932,444
1,220,716	Santander Bank Auto Credit-Linked Notes 3.27%, 12/15/2031(1)	1,195,133
		2,127,577
	Asset-Backed - Finance & Insurance - 16.3%
1,573,000	Ares LXI CLO Ltd. 2.21%, 10/20/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	1,560,348
1,038,000	Atlas Senior Loan Fund IX Ltd. 3.61%, 04/20/2028, 3 mo. USD LIBOR + 2.550%(1)(2)	1,014,265
2,097,000	Atrium XII 3.94%, 04/22/2027, 3 mo. USD LIBOR + 2.800%(1)(2)	2,036,520
702,000	Barings CLO Ltd. 2.13%, 01/20/2032, 3 mo. USD LIBOR + 1.070%(1)(2)	697,975
EUR 805,000	Cairn CLO B.V. 0.86%, 10/30/2030, 3 mo. Euribor + 0.860%(3)	845,042
$ 500,000	Canyon Capital CLO Ltd. 1.86%, 04/15/2035, 3 mo. USD SOFR + 1.330%(1)(2)	499,296
516,389	Carlyle Global Market Strategies CLO Ltd. 2.04%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	512,580
673,000	Carlyle US CLO Ltd. 3.86%, 10/20/2027, 3 mo. USD LIBOR + 2.800%(1)(2)	646,077
388,057	Countrywide Asset-Backed Certificates Trust 5.71%, 05/25/2036(4)	376,567
EUR 1,102,000	CVC Cordatus Loan Fund DAC 0.81%, 06/22/2034, 3 mo. Euribor + 0.810%(1)(2)	1,142,300
$ 1,172,000	Elmwood CLO Ltd. 1.98%, 04/22/2035, 3 mo. USD LIBOR + 1.340%(1)(2)	1,168,424
774,000	Madison Park Funding XIII Ltd. 3.89%, 04/19/2030, 3 mo. USD LIBOR + 2.850%(1)(2)	747,255
1,036,000	Magnetite VII Ltd. 3.09%, 01/15/2028, 3 mo. USD LIBOR + 2.050%(1)(2)	992,904
1,179,756	TAL Advantage VII LLC 2.05%, 09/20/2045(1)	1,087,995
321,822	Treman Park CLO Ltd. 2.13%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)	321,279
974,000	Tricon American Homes 4.88%, 07/17/2038(1)	912,098
780,000	Venture CLO Ltd. 2.81%, 10/20/2034, 3 mo. USD LIBOR + 1.750%(1)(2)	763,083
		15,324,008
	Asset-Backed - Home Equity - 2.4%
956,172	CWHEQ Revolving Home Equity Loan Resecuritization Trust 0.74%, 11/15/2035, 1 mo. USD LIBOR + 0.190%(1)(2)	977,120
	CWHEQ Revolving Home Equity Loan Trust
510,220	0.69%, 07/15/2036, 1 mo. USD LIBOR + 0.140%(2)	474,170
449,350	0.69%, 01/15/2037, 1 mo. USD LIBOR + 0.140%(2)	426,138
81,780	Home Equity Loan Trust 0.80%, 05/25/2036, 1 mo. USD LIBOR + 0.130%(2)	80,689
351,842	Option One Mortgage Loan Trust 5.86%, 01/25/2037(5)	338,945
		2,297,062
	Commercial Mortgage-Backed Securities - 13.5%
	BDS Ltd.
500,000	1.90%, 01/18/2036, 1 mo. USD LIBOR + 1.350%(1)(2)	485,893
1,346,000	2.10%, 03/19/2039, 1 mo. USD SOFR + 1.800%(1)	1,345,996
1,093,000	2.10%, 01/18/2036, 1 mo. USD LIBOR + 1.550%(1)(2)	1,061,954
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 81.3% - (continued)
	Commercial Mortgage-Backed Securities - 13.5% - (continued)
$ 588,901	BX Commercial Mortgage Trust 2.51%, 03/15/2037, 1 mo. USD LIBOR + 1.951%(1)(2)	$ 577,800
1,015,000	BX Trust 2.32%, 05/15/2030, 1 mo. USD LIBOR + 1.770%(1)(2)	984,482
1,000,000	CAMB Commercial Mortgage Trust 3.10%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	978,786
	Citigroup Commercial Mortgage Trust
500,000	3.35%, 12/15/2036, 1 mo. USD LIBOR + 2.800%(1)(2)	483,554
1,000,000	3.63%, 05/10/2035(1)(4)	974,001
40,237	Commercial Mortgage Trust 2.75%, 10/15/2034, 1 mo. USD LIBOR + 2.200%(1)(2)	39,110
668,000	Core Mortgage Trust 2.45%, 12/15/2031, 1 mo. USD LIBOR + 1.900%(1)(2)	634,442
	Credit Suisse Mortgage Capital Certificates
1,708,000	2.70%, 05/15/2036, 1 mo. USD LIBOR + 2.150%(1)(2)	1,674,741
539,000	3.20%, 05/15/2036, 1 mo. USD LIBOR + 2.650%(1)(2)	528,112
775,902	HPLY Trust 2.90%, 11/15/2036, 1 mo. USD LIBOR + 2.350%(1)(2)	751,132
250,000	Morgan Stanley Capital Trust 3.10%, 07/15/2035, 1 mo. USD LIBOR + 2.550%(1)(2)	240,610
1,413,000	MSSG Trust 3.86%, 09/13/2039(1)(4)	1,290,565
GBP 501,318	Taurus DAC 1.81%, 05/17/2031, SONIA + 1.650%(1)(2)	615,067
		12,666,245
	Other Asset-Backed Securities - 15.2%
	AGL CLO Ltd.
$ 1,822,000	2.09%, 01/21/2035, 3 mo. USD SOFR + 1.850%(1)(2)	1,809,242
586,000	2.66%, 07/20/2034, 3 mo. USD LIBOR + 1.600%(1)(2)	572,643
	Arbor Realty Commercial Real Estate Notes Ltd.
500,000	1.65%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	491,656
500,000	1.90%, 11/15/2036, 1 mo. USD LIBOR + 1.350%(1)(2)	493,906
500,000	2.50%, 05/15/2036, 1 mo. USD LIBOR + 1.950%(1)(2)	485,944
565,000	BDS Ltd. 1.62%, 06/16/2036, 1 mo. USD LIBOR + 1.070%(1)(2)	552,801
1,750,000	CBAM Ltd. 2.38%, 01/15/2031, 3 mo. USD LIBOR + 1.531%(1)(2)	1,746,467
1,850,266	CIFC Funding Ltd. 2.72%, 01/18/2047(1)	1,706,626
850,000	Dryden CLO Ltd. 2.16%, 01/15/2031, 3 mo. USD LIBOR + 1.120%(1)(2)	847,686
1,119,000	FirstKey Homes Trust 3.64%, 08/17/2037(1)	1,050,154
1,679,000	HGI CRE CLO Ltd. 1.60%, 06/16/2036, 1 mo. USD LIBOR + 1.050%(1)(2)	1,651,867
611,821	JP Morgan Mortgage Acquisition Trust 4.64%, 11/25/2036(5)	607,552
991,695	LCM XXIII Ltd. 2.13%, 10/20/2029, 3 mo. USD LIBOR + 1.070%(1)(2)	987,497
1,252,000	OCP CLO Ltd. 2.22%, 01/26/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	1,243,784
		14,247,825
	Whole Loan Collateral CMO - 31.6%
1,174,000	Bank of America Funding Trust 2.24%, 06/26/2035(1)(4)	1,179,199
	Bellemeade Re Ltd.
859,000	3.37%, 03/25/2029, 1 mo. USD LIBOR + 2.700%(1)(2)	850,885

The accompanying notes are an integral part of these financial statements.
45

Hartford Schroders Securitized Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 81.3% - (continued)
	Whole Loan Collateral CMO - 31.6% - (continued)
$ 2,485,000	3.44%, 09/25/2031, 1 mo. USD SOFR + 3.150%(1)(2)	$ 2,363,918
1,508,000	3.52%, 10/25/2029, 1 mo. USD LIBOR + 2.850%(1)(2)	1,466,803
940,000	3.77%, 04/25/2029, 1 mo. USD LIBOR + 3.100%(1)(2)	922,635
	Eagle RE Ltd.
617,000	2.34%, 04/25/2034, 1 mo. USD SOFR + 2.050%(1)(2)	606,865
510,729	2.47%, 04/25/2029, 1 mo. USD LIBOR + 1.800%(1)(2)	507,544
1,450,000	4.67%, 11/25/2028, 1 mo. USD LIBOR + 4.000%(1)(2)	1,450,797
GBP 147,538	EMF plc 2.00%, 03/13/2046, 3 mo. GBP LIBOR + 0.980%(2)(3)	184,695
	Home Re Ltd.
$ 1,199,000	3.09%, 01/25/2034, 1 mo. USD SOFR + 2.800%(1)(2)	1,140,304
899,000	3.67%, 10/25/2028, 1 mo. USD LIBOR + 3.000%(1)(2)	894,674
1,933,000	3.92%, 05/25/2029, 1 mo. USD LIBOR + 3.250%(1)(2)	1,936,014
1,134,000	4.67%, 10/25/2028, 1 mo. USD LIBOR + 4.000%(1)(2)	1,122,797
500,000	4.82%, 10/25/2030, 1 mo. USD LIBOR + 4.150%(1)(2)	503,844
GBP 439,853	Landmark Mortgage Securities plc 1.24%, 06/17/2039, 3 mo. GBP LIBOR + 0.200%(2)(3)	530,820
	Newgate Funding plc
579,362	1.03%, 12/01/2050, 3 mo. GBP LIBOR + 0.160%(2)(3)	703,811
431,512	1.20%, 12/15/2050, 3 mo. GBP LIBOR + 0.160%(2)(3)	520,795
$ 976,000	Oaktown Re II Ltd. 3.52%, 07/25/2028, 1 mo. USD LIBOR + 2.850%(1)(2)	974,826
34,429	Oaktown Re III Ltd. 2.07%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	34,428
500,000	Oaktown Re V Ltd. 5.92%, 10/25/2030, 1 mo. USD LIBOR + 5.250%(1)(2)	514,417
	Oaktown Re VI Ltd.
1,200,000	2.34%, 10/25/2033, 1 mo. USD SOFR + 2.050%(1)(2)	1,194,401
1,190,000	3.29%, 10/25/2033, 1 mo. USD SOFR + 3.000%(1)(2)	1,149,700
	Preston Ridge Partners Mortgage Trust LLC
1,737,729	1.79%, 06/25/2026(1)(5)	1,672,029
416,267	2.12%, 01/25/2026(1)(4)	397,743
777,608	2.12%, 03/25/2026(1)(4)	739,870
1,512,306	2.36%, 10/25/2026(1)(5)	1,457,234
651,884	2.49%, 10/25/2026(1)(5)	619,234
	Radnor RE Ltd.
746,440	2.62%, 02/25/2029, 1 mo. USD LIBOR + 1.950%(1)(2)	746,439
1,520,000	2.67%, 01/25/2030, 1 mo. USD LIBOR + 2.000%(1)(2)	1,437,069
702,000	3.44%, 12/27/2033, 1 mo. USD SOFR + 3.150%(1)(2)	652,569
GBP 1,007,415	Resloc plc 1.20%, 12/15/2043, 3 mo. GBP LIBOR + 0.160%(2)(3)	1,232,665
		29,709,024
	Total Asset & Commercial Mortgage-Backed Securities (cost $78,870,066)	$ 76,371,741
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 4.0%
	Diversified Financial Services - 2.6%
	OneMain Finance Corp.
$ 2,050,000	3.50%, 01/15/2027	$ 1,800,966
643,000	8.88%, 06/01/2025	674,828
		2,475,794
	Insurance - 1.4%
451,000	MGIC Investment Corp. 5.25%, 08/15/2028	423,394
841,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	876,743
		1,300,137
	Total Corporate Bonds (cost $4,039,754)	$ 3,775,931
U.S. GOVERNMENT AGENCIES - 1.5%
	U.S. Government Agencies - 1.5%
	FHLMC - 0.4%
395,646	2.00%, 09/25/2050(6)	$ 48,765
1,098,263	3.00%, 10/25/2050(6)	180,481
359,941	3.50%, 12/25/2050(6)	66,393
269,773	4.00%, 12/15/2047(6)	51,668
439,991	4.00%, 12/25/2050(6)	74,810
		422,117
	FNMA - 0.3%
936,128	2.50%, 11/25/2050(6)	135,882
538,668	2.50%, 02/25/2051(6)	75,735
217,337	3.50%, 03/25/2051(6)	37,229
		248,846
	GNMA - 0.8%
809,968	2.00%, 10/20/2050(6)	86,195
1,370,146	2.00%, 11/20/2050(6)	153,828
3,412,208	2.50%, 11/20/2050(6)	448,585
312,327	3.00%, 02/20/2051(6)	48,155
		736,763
	Total U.S. Government Agencies (cost $1,244,157)	$ 1,407,726
U.S. GOVERNMENT SECURITIES - 6.1%
	U.S. Treasury Securities - 6.1%
	U.S. Treasury Notes - 6.1%
4,979,700	1.50%, 02/29/2024	$ 4,878,161
863,200	2.25%, 03/31/2024	856,220
	Total U.S. Government Securities (cost $5,817,773)	$ 5,734,381
COMMON STOCKS - 1.3%
	Real Estate - 1.3%
29,612	Invitation Homes, Inc. REIT	$ 1,179,150
	Total Common Stocks (cost $1,203,774)	$ 1,179,150
	Total Long-Term Investments (Cost $91,175,524)	$ 88,468,929
SHORT-TERM INVESTMENTS - 5.9%
	Other Investment Pools & Funds - 3.3%
3,099,805	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(7)	$ 3,099,805

The accompanying notes are an integral part of these financial statements.
46

Hartford Schroders Securitized Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.9% - (continued)
	U.S. Treasury Securities - 2.6%
$ 2,480,600	U.S. Treasury Bills 0.01%, 05/10/2022(8)		$ 2,480,479
	Total Short-Term Investments (cost $5,580,284)		$ 5,580,284
	Total Investments (cost $96,755,808)	100.1%	$ 94,049,213
	Other Assets and Liabilities	(0.1)%	(87,534)
	Total Net Assets	100.0%	$ 93,961,679
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $70,926,595, representing 75.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $4,017,828, representing 4.3% of net assets.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Securities disclosed are interest-only strips.
(7)	Current yield as of period end.
(8)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	99	06/30/2022	$ 20,870,437	$ (325,051)
U.S. Treasury 5-Year Note Future	50	06/30/2022	5,633,594	(171,077)
Total futures contracts				$ (496,128)

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,041,894	USD	1,884,796	EUR	BOA	07/15/2022	$ 45,645
3,934,422	USD	3,015,982	GBP	JPM	05/18/2022	142,040
Total foreign currency contracts						$ 187,685
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
47

Hartford Schroders Securitized Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 76,371,741	$ —	$ 76,371,741	$ —
Corporate Bonds	3,775,931	—	3,775,931	—
U.S. Government Agencies	1,407,726	—	1,407,726	—
U.S. Government Securities	5,734,381	—	5,734,381	—
Common Stocks
Real Estate	1,179,150	1,179,150	—	—
Short-Term Investments	5,580,284	3,099,805	2,480,479	—
Foreign Currency Contracts(2)	187,685	—	187,685	—
Total	$ 94,236,898	$ 4,278,955	$ 89,957,943	$ —
Liabilities
Futures Contracts(2)	$ (496,128)	$ (496,128)	$ —	$ —
Total	$ (496,128)	$ (496,128)	$ —	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
48

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8%
	Agriculture - 1.5%
$ 5,996,000	BAT Capital Corp. 3.56%, 08/15/2027	$ 5,594,539
	Auto Manufacturers - 2.8%
	General Motors Financial Co., Inc.
1,690,000	1.20%, 10/15/2024	1,587,211
3,946,000	2.35%, 02/26/2027	3,554,830
1,684,000	Genuine Parts Co. 1.75%, 02/01/2025	1,599,785
4,258,000	Hyundai Capital America 0.88%, 06/14/2024(1)	3,999,682
		10,741,508
	Commercial Banks - 9.7%
	Banco Santander S.A.
3,600,000	0.70%, 06/30/2024, 12 mo. USD CMT + 0.450%(2)(3)	3,481,211
2,200,000	1.72%, 09/14/2027, 12 mo. USD CMT + 0.900%(2)(3)	1,936,816
	Barclays plc
4,223,000	1.01%, 12/10/2024, 12 mo. USD CMT + 0.800%(2)(3)	4,029,295
2,617,000	2.28%, 11/24/2027, 12 mo. USD CMT + 1.050%(2)(3)	2,356,620
1,844,000	HSBC Holdings plc 3.97%, 05/22/2030, 3 mo. USD LIBOR + 1.610%(2)	1,740,446
	JP Morgan Chase & Co.
4,756,000	2.01%, 03/13/2026, 3 mo. USD SOFR + 1.585%(2)	4,482,947
2,859,000	2.08%, 04/22/2026, (2.08% fixed rate until 04/22/2025; 3 mo. USD SOFR + 1.850% thereafter)(2)	2,690,170
6,155,000	Macquarie Group Ltd. 1.20%, 09/23/2027, 3 mo. USD SOFR + 0.920%(1)(3)	6,016,120
1,703,000	NatWest Markets plc 0.80%, 08/12/2024(1)	1,594,547
4,596,000	Standard Chartered plc 1.82%, 11/23/2025, 12 mo. USD CMT + 0.950%(1)(2)(3)	4,301,846
4,616,000	UniCredit S.p.A. 1.98%, 06/03/2027, 12 mo. USD CMT + 1.200%(1)(2)(3)	4,068,688
		36,698,706
	Diversified Financial Services - 2.1%
6,882,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45%, 10/29/2026	6,128,627
1,953,000	Ally Financial, Inc. 2.20%, 11/02/2028	1,693,422
		7,822,049
	Entertainment - 1.2%
4,627,000	Magallanes, Inc. 3.76%, 03/15/2027(1)	4,461,846
	Healthcare - Services - 0.6%
2,563,000	CommonSpirit Health 3.35%, 10/01/2029	2,387,637
	IT Services - 1.1%
4,991,000	Kyndryl Holdings, Inc. 2.05%, 10/15/2026(1)	4,359,729
	Packaging & Containers - 1.0%
4,086,000	Sealed Air Corp. 1.57%, 10/15/2026(1)	3,645,364
	Pharmaceuticals - 0.3%
1,297,000	CVS Health Corp. 3.75%, 04/01/2030	1,240,619
	Real Estate Investment Trusts - 2.4%
2,227,000	Boston Properties L.P. 3.40%, 06/21/2029	2,082,139
	Crown Castle International Corp.
3,405,000	1.05%, 07/15/2026	3,008,871
3,266,000	1.35%, 07/15/2025	3,013,471
1,227,000	Ventas Realty L.P. 2.65%, 01/15/2025	1,189,827
		9,294,308
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Semiconductors - 1.3%
$ 1,908,000	Broadcom, Inc. 1.95%, 02/15/2028(1)	$ 1,653,413
	Qorvo, Inc.
800,000	1.75%, 12/15/2024(1)	754,672
2,791,000	4.38%, 10/15/2029	2,592,979
		5,001,064
	Software - 1.6%
2,748,000	Oracle Corp. 2.80%, 04/01/2027	2,543,817
3,803,000	VMware, Inc. 1.00%, 08/15/2024	3,578,129
		6,121,946
	Telecommunications - 0.2%
881,000	T-Mobile USA, Inc. 2.40%, 03/15/2029(1)	771,772
	Total Corporate Bonds (cost $106,639,531)	$ 98,141,087
MUNICIPAL BONDS - 67.3%
	Arizona - 0.2%
	City of Phoenix, AZ, Civic Improvement Corp.
350,000	5.00%, 07/01/2026	$ 381,181
350,000	5.00%, 07/01/2027	387,116
		768,297
	California - 7.4%
120,000	California County, CA, Tobacco Securitization Agency 4.00%, 06/01/2022	120,158
2,835,000	California State Health Facs Finance Auth Rev 5.00%, 04/01/2033	3,136,231
	City of El Cajon, CA
190,000	0.93%, 04/01/2024	182,272
275,000	1.18%, 04/01/2025	258,584
	City of Los Angeles, CA, Department of Airports
405,000	0.85%, 05/15/2026	363,287
460,000	1.25%, 05/15/2028	394,960
70,000	5.00%, 05/15/2029	79,141
475,000	5.00%, 05/15/2030	541,000
355,000	5.00%, 05/15/2031	408,176
	County of Sacramento, CA, Airport System Rev
550,000	5.00%, 07/01/2032	617,671
960,000	5.00%, 07/01/2033	1,075,940
600,000	5.00%, 07/01/2034	671,506
10,055,000	Elk Grove Unified School Dist. 4.00%, 08/01/2048	9,897,353
835,000	Golden State, CA, Tobacco Securitization Corp. 3.00%, 06/01/2046	740,840
1,000,000	Merced, CA, Union High School Dist, GO 0.00%, 08/01/2034(4)	632,073
200,000	North Orange County, CA, Community College Dist, GO, (NATL Insured) 0.00%, 08/01/2028(4)	163,933
300,000	Rialto, CA, Unified School Dist, GO, (AGM Insured) 0.00%, 08/01/2029(4)	236,613
4,090,000	San Diego County, CA, Regional Transportation Commission 5.00%, 10/01/2022	4,147,854
	San Francisco, CA, Community College Dist, GO
310,000	1.33%, 06/15/2026	287,948
410,000	2.02%, 06/15/2029	369,825
3,805,000	Victor Valley Community College Dist. 4.00%, 08/01/2050	3,744,155
		28,069,520

The accompanying notes are an integral part of these financial statements.
49

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 67.3% - (continued)
	Colorado - 1.0%
$ 950,000	City & County of Denver, CO, Airport System Rev 5.00%, 11/15/2032	$ 1,070,654
2,700,000	Colorado Housing and Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	2,713,210
		3,783,864
	Connecticut - 0.5%
1,980,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	2,027,125
	Delaware - 0.4%
	Delaware Transportation Auth
630,000	5.00%, 09/01/2029	713,724
285,000	5.00%, 07/01/2032	331,366
570,000	5.00%, 09/01/2033	645,672
		1,690,762
	District of Columbia - 1.5%
5,225,000	Dist of Columbia Water & Sewer Auth Rev 5.00%, 10/01/2052	5,668,659
	Florida - 4.4%
11,440,000	Broward County, FL, Convention CTR 4.00%, 01/01/2051	11,318,356
	County of Miami-Dade FL
460,000	1.00%, 10/01/2024	433,781
440,000	1.15%, 10/01/2025	404,881
435,000	County of Miami-Dade FL Aviation Rev 1.23%, 10/01/2025	400,131
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
305,000	3.00%, 07/01/2051	301,436
2,425,000	3.00%, 07/01/2052	2,383,159
685,000	3.50%, 07/01/2051	688,362
735,000	4.00%, 07/01/2049	747,117
		16,677,223
	Georgia - 3.7%
	Georgia Municipal Association, Inc.
35,000	5.00%, 12/01/2027	39,348
25,000	5.00%, 12/01/2028	28,017
80,000	5.00%, 12/01/2029	89,414
35,000	5.00%, 12/01/2033	38,649
	Main Street, GA, Natural Gas, Inc.
3,945,000	4.00%, 08/01/2048(5)	4,017,629
8,250,000	4.00%, 03/01/2050(5)	8,408,770
1,520,000	4.00%, 05/01/2052(5)	1,548,140
		14,169,967
	Illinois - 5.9%
475,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 5.00%, 01/01/2029	513,740
290,000	Chicago Transit Auth Capital Grant Receipts Rev 5.00%, 06/01/2023	298,465
695,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	822,485
7,735,000	Chicago, IL, O'Hare International Airport, 5.00%, 01/01/2033	8,565,815
	Illinois Housing Dev Auth
955,000	3.00%, 04/01/2051	936,909
7,070,000	3.75%, 04/01/2050	7,157,648
1,145,000	4.50%, 10/01/2048	1,181,891
90,000	Metropolitan Pier & Exposition Auth, IL, (NATL Insured) 0.00%, 06/15/2028(4)	71,175
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 67.3% - (continued)
	Illinois - 5.9% - (continued)
$ 1,350,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	$ 1,353,853
	Rock Island County, IL, School Dist No. 41, GO, (BAM Insured)
125,000	4.00%, 12/01/2023	127,652
140,000	5.00%, 12/01/2024	148,076
320,000	Southwestern Illinois Dev Auth 6.38%, 11/01/2023	332,755
	State of Illinois, GO
485,000	4.00%, 03/01/2024	494,909
410,000	5.00%, 03/01/2024	425,625
		22,430,998
	Indiana - 0.6%
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC/COLL Insured)
1,385,000	3.00%, 07/01/2050	1,364,541
745,000	4.00%, 07/01/2048	758,106
		2,122,647
	Iowa - 2.0%
	Iowa Finance Auth, (GNMA/FNMA/FHLMC Insured)
6,730,000	3.00%, 07/01/2051	6,579,214
585,000	3.25%, 07/01/2050	583,013
550,000	4.00%, 07/01/2048	559,591
		7,721,818
	Kentucky - 3.3%
	Kentucky Public Energy Auth
6,080,000	4.00%, 12/01/2049(5)	6,166,532
6,265,000	4.00%, 02/01/2050(5)	6,388,584
		12,555,116
	Louisiana - 2.7%
240,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	247,344
12,250,000	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev 2.50%, 04/01/2036	10,198,033
		10,445,377
	Maine - 0.8%
	Maine Municipal Bond Bank
325,000	5.00%, 09/01/2029	370,717
535,000	5.00%, 09/01/2031	615,636
415,000	5.00%, 09/01/2032	476,578
1,425,000	Maine State Housing Auth 4.00%, 11/15/2048	1,448,693
		2,911,624
	Massachusetts - 2.5%
6,910,000	Commonwealth of Massachusetts 3.00%, 02/01/2048	5,797,778
1,685,000	Commonwealth of Massachusetts, GO 5.00%, 01/01/2035	1,857,342
	Massachusetts Educational Financing Auth
665,000	3.17%, 07/01/2025	653,187
510,000	3.27%, 07/01/2026	498,780
560,000	3.38%, 07/01/2027	545,456
		9,352,543
	Mississippi - 0.6%
1,360,000	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured) 3.25%, 12/01/2050	1,355,768
645,000	State of Mississippi, GO 5.00%, 06/01/2031	745,008
		2,100,776

The accompanying notes are an integral part of these financial statements.
50

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 67.3% - (continued)
	Missouri - 1.5%
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
$ 1,815,000	3.25%, 05/01/2051	$ 1,805,032
1,000,000	3.50%, 11/01/2050	1,003,763
1,430,000	4.25%, 05/01/2049	1,467,158
1,245,000	4.75%, 05/01/2049	1,294,906
		5,570,859
	Nebraska - 1.2%
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
3,655,000	3.00%, 09/01/2050	3,606,132
905,000	4.00%, 09/01/2048	921,132
		4,527,264
	Nevada - 0.6%
	Nevada Housing Division, (GNMA/FNMA/FHLMC Collateral Insured)
895,000	3.00%, 04/01/2051	880,194
1,200,000	4.00%, 10/01/2049	1,223,226
		2,103,420
	New Jersey - 1.6%
1,430,000	Garden State, NJ, Preservation Trust, (AGM Insured) 5.75%, 11/01/2028	1,622,299
	New Jersey Economic Dev Auth
95,000	5.00%, 06/15/2024	99,226
70,000	5.00%, 03/01/2026	71,302
285,000	5.00%, 06/15/2027	309,070
565,000	5.00%, 06/15/2028	610,424
	New Jersey Transportation Trust Fund Auth
140,000	4.00%, 06/15/2035	138,076
1,530,000	5.00%, 12/15/2028	1,676,160
685,000	5.50%, 12/15/2022	700,747
605,000	New Jersey Turnpike Auth Rev 5.00%, 01/01/2029	668,810
		5,896,114
	New Mexico - 1.7%
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
4,045,000	3.00%, 01/01/2051	3,988,640
1,655,000	3.00%, 01/01/2052	1,627,596
765,000	4.00%, 01/01/2049	778,715
		6,394,951
	New York - 4.8%
	City of New York, NY, GO
760,000	5.00%, 08/01/2032	882,104
4,210,000	5.00%, 08/01/2033	4,748,286
2,605,000	New York City Transitional Finance Auth, Future Tax Secured Rev 5.00%, 05/01/2033	2,948,094
6,075,000	New York State Dormitory Auth 3.00%, 03/15/2038	5,408,789
475,000	New York Transportation Dev Corp. 5.00%, 12/01/2028	510,819
	Port Auth of New York & New Jersey Rev
750,000	5.00%, 07/15/2031	844,115
2,585,000	5.00%, 07/15/2033	2,930,079
		18,272,286
	Ohio - 1.8%
	Ohio Housing Finance Agency
440,000	3.00%, 03/01/2052	433,130
3,070,000	3.25%, 03/01/2050	3,059,699
1,240,000	4.50%, 09/01/2048	1,278,326
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 67.3% - (continued)
	Ohio - 1.8% - (continued)
	Ohio State University
$ 5,000	5.00%, 12/01/2030	$ 5,827
5,000	5.00%, 12/01/2031	5,894
	Ohio Turnpike & Infrastructure Commission Rev
1,680,000	0.00%, 02/15/2038(4)	890,068
1,395,000	0.00%, 02/15/2041(4)	632,698
525,000	State of Ohio, GO 5.00%, 05/01/2032	602,591
		6,908,233
	Oklahoma - 0.3%
995,000	Oklahoma Housing Finance Agency, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	1,016,340
	Pennsylvania - 2.1%
635,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2032	689,010
1,295,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	1,403,877
1,770,000	Pennsylvania Housing Finance Agency 3.50%, 04/01/2049	1,780,525
	Pennsylvania Turnpike Commission Rev
240,000	5.00%, 12/01/2026	263,692
705,000	5.00%, 12/01/2027	785,980
300,000	5.00%, 12/01/2032	345,255
310,000	5.00%, 12/01/2033	355,362
	Philadelphia, PA, Gas Works Co., (AGM Insured)
440,000	5.00%, 08/01/2029	496,795
910,000	5.00%, 08/01/2030	1,037,871
820,000	5.00%, 08/01/2033	932,477
50,000	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 03/01/2027	54,989
		8,145,833
	Rhode Island - 1.5%
5,635,000	Rhode Island Housing & Mortgage Finance Corp., (GNMA Insured) 3.75%, 10/01/2049	5,703,743
	South Carolina - 2.3%
6,425,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(5)	6,518,084
2,050,000	South Carolina Jobs-Economic Dev Auth 3.75%, 01/01/2050	2,075,463
250,000	Tobacco Settlement Rev Mgmt Auth, SC 6.38%, 05/15/2030	304,532
		8,898,079
	South Dakota - 0.1%
	South Dakota Conservancy Dist
245,000	5.00%, 08/01/2029	282,307
235,000	5.00%, 08/01/2030	273,792
		556,099
	Tennessee - 0.4%
340,000	Jackson Tenn Health Edl & Hsg Fac Brd Multifamily Rev 3.00%, 12/01/2026	339,804
250,000	Metropolitan Nashville, TN, Airport Auth 5.00%, 07/01/2049	268,919
1,035,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	1,066,913
		1,675,636
	Texas - 7.8%
	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured)
470,000	5.00%, 08/15/2029	533,517

The accompanying notes are an integral part of these financial statements.
51

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 67.3% - (continued)
	Texas - 7.8% - (continued)
$ 605,000	5.00%, 08/15/2030	$ 694,562
455,000	5.00%, 08/15/2031	527,675
610,000	5.00%, 08/15/2032	714,681
3,770,000	5.00%, 08/15/2033	4,238,751
705,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030	783,513
	City of Houston, TX, Airport System Rev
2,385,000	5.00%, 07/01/2029	2,693,737
1,325,000	5.00%, 07/01/2030	1,506,889
	Clifton Higher Education Finance Corp., (PSF-GTD Insured)
210,000	5.00%, 08/15/2028	233,979
350,000	5.00%, 08/15/2029	394,364
270,000	5.00%, 08/15/2030	307,207
1,695,000	Cypress-Fairbanks, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2033	1,805,840
	Harris County, TX, Cultural Education Facs Finance Corp.
450,000	5.00%, 11/15/2028	505,818
430,000	5.00%, 11/15/2029	482,159
	Lower Colorado River, TX, Auth Rev
370,000	5.00%, 05/15/2029	417,066
140,000	5.00%, 05/15/2030	159,132
365,000	Northside, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2030	420,959
	Texas Department of Housing & Community Affairs Rev, (GNMA Insured)
1,805,000	3.00%, 01/01/2052	1,773,047
5,500,000	3.00%, 03/01/2052	5,388,846
1,860,000	3.50%, 03/01/2051	1,865,916
1,125,000	4.00%, 03/01/2050	1,149,612
765,000	4.75%, 03/01/2049	793,163
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. 5.00%, 12/15/2028	1,331,659
880,000	University of Texas 5.00%, 05/15/2035	963,920
		29,686,012
	Utah - 0.6%
	Intermountain Power Agency Rev
760,000	5.00%, 07/01/2031	884,572
1,140,000	5.00%, 07/01/2032	1,319,055
		2,203,627
	Virginia - 0.3%
	Hampton Roads Transportation, VA, Accountability Commission
450,000	5.00%, 07/01/2031	524,799
415,000	5.00%, 07/01/2032	488,555
		1,013,354
	Washington - 0.8%
	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured)
2,130,000	4.00%, 12/01/2048	2,168,529
1,035,000	4.00%, 06/01/2050	1,056,186
		3,224,715
	Wisconsin - 0.2%
650,000	Wisconsin Health & Educational Facs Auth Rev 5.00%, 04/01/2033	701,198
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 67.3% - (continued)
Wyoming - 0.2%
$ 920,000	Wyoming Community Dev Auth 4.00%, 06/01/2043		$ 936,114
	Total Municipal Bonds (cost $272,996,424)		$ 255,930,193
U.S. GOVERNMENT SECURITIES - 6.6%
U.S. Treasury Securities - 6.6%
U.S. Treasury Notes - 6.6%
27,289,000	U.S. Treasury Notes 1.88%, 02/15/2032		$ 24,952,379
	Total U.S. Government Securities (cost $25,622,501)		$ 24,952,379
	Total Long-Term Investments (Cost $405,258,456)		$ 379,023,659
SHORT-TERM INVESTMENTS - 0.6%
Other Investment Pools & Funds - 0.6%
2,208,418	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(6)		$ 2,208,418
	Total Short-Term Investments (cost $2,208,418)		$ 2,208,418
	Total Investments (cost $407,466,874)	100.3%	$ 381,232,077
	Other Assets and Liabilities	(0.3)%	(1,196,988)
	Total Net Assets	100.0%	$ 380,035,089
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $35,627,679, representing 9.4% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(4)	Security is a zero-coupon bond.
(5)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(6)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.
52

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Ultra Future	107	06/21/2022	$ 13,803,000	$ 18,074
Total futures contracts				$ 18,074
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 98,141,087	$ —	$ 98,141,087	$ —
Municipal Bonds	255,930,193	—	255,930,193	—
U.S. Government Securities	24,952,379	—	24,952,379	—
Short-Term Investments	2,208,418	2,208,418	—	—
Futures Contracts(2)	18,074	18,074	—	—
Total	$ 381,250,151	$ 2,226,492	$ 379,023,659	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
53

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Banks - 4.1%
122,687	Commerce Bancshares, Inc.	$ 8,388,110
173,893	Fifth Third Bancorp	6,526,204
55,060	First Republic Bank	8,216,053
120,344	Zions Bancorp NA	6,800,640
		29,931,007
	Capital Goods - 10.7%
237,698	BWX Technologies, Inc.	12,341,280
50,421	Dover Corp.	6,721,119
128,986	Fortune Brands Home & Security, Inc.	9,190,253
147,596	Hexcel Corp.	8,023,319
70,822	IDEX Corp.	13,443,432
60,357	Nordson Corp.	13,018,401
33,000	Snap-on, Inc.	7,012,170
60,141	Trane Technologies plc	8,413,124
		78,163,098
	Commercial & Professional Services - 7.0%
275,531	IAA, Inc.*	10,098,211
120,687	Leidos Holdings, Inc.	12,492,311
50,974	Robert Half International, Inc.	5,011,254
56,606	Verisk Analytics, Inc.	11,550,454
89,345	Waste Connections, Inc.	12,326,930
		51,479,160
	Consumer Durables & Apparel - 1.1%
75,740	Garmin Ltd.	8,311,708
	Consumer Services - 2.3%
262,205	Aramark	9,504,932
36,147	Churchill Downs, Inc.	7,335,672
		16,840,604
	Diversified Financials - 2.9%
39,027	Nasdaq, Inc.	6,141,679
73,340	Raymond James Financial, Inc.	7,147,716
145,594	SEI Investments Co.	8,112,498
		21,401,893
	Energy - 4.1%
36,087	Cheniere Energy, Inc.	4,900,975
347,791	Coterra Energy, Inc.	10,012,903
63,398	Diamondback Energy, Inc.	8,002,730
28,775	Pioneer Natural Resources Co.	6,689,324
		29,605,932
	Food, Beverage & Tobacco - 2.2%
71,387	Hershey Co.	16,117,043
	Health Care Equipment & Services - 6.7%
26,554	Chemed Corp.	13,048,370
31,541	Cooper Cos., Inc.	11,387,563
182,408	Encompass Health Corp.	12,555,142
24,258	Masimo Corp.*	2,740,426
32,598	Teleflex, Inc.	9,310,641
		49,042,142
	Insurance - 9.2%
81,818	Arthur J Gallagher & Co.	13,785,515
126,202	Assurant, Inc.	22,953,620
104,419	Globe Life, Inc.	10,241,415
96,214	Reinsurance Group of America, Inc.	10,325,686
277,219	Ryan Specialty Group Holdings, Inc. Class A*	10,254,331
		67,560,567
	Materials - 3.1%
56,574	AptarGroup, Inc.	6,496,393
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Materials - 3.1% - (continued)
354,183	Axalta Coating Systems Ltd.*	$ 8,985,623
67,184	Crown Holdings, Inc.	7,392,927
		22,874,943
	Media & Entertainment - 3.5%
202,035	Interpublic Group of Cos., Inc.	6,590,382
83,862	Match Group, Inc.*	6,637,677
207,224	Pinterest, Inc. Class A*	4,252,237
70,338	Take-Two Interactive Software, Inc.*	8,406,094
		25,886,390
	Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
102,588	Catalent, Inc.*	9,290,369
188,703	Royalty Pharma plc Class A	8,034,974
20,472	West Pharmaceutical Services, Inc.	6,449,908
		23,775,251
	Real Estate - 4.2%
57,511	Alexandria Real Estate Equities, Inc. REIT	10,476,204
239,430	American Homes 4 Rent Class A, REIT	9,483,822
408,457	Brixmor Property Group, Inc. REIT	10,366,639
		30,326,665
	Retailing - 3.7%
41,453	Advance Auto Parts, Inc.	8,275,262
50,139	Burlington Stores, Inc.*	10,206,295
164,733	LKQ Corp.	8,175,699
		26,657,256
	Semiconductors & Semiconductor Equipment - 6.0%
99,439	Entegris, Inc.	11,076,510
67,512	First Solar, Inc.*	4,930,401
141,109	Microchip Technology, Inc.	9,200,307
202,731	ON Semiconductor Corp.*	10,564,313
68,190	Skyworks Solutions, Inc.	7,725,927
		43,497,458
	Software & Services - 10.5%
97,602	Akamai Technologies, Inc.*	10,958,752
203,138	Amdocs Ltd.	16,188,067
175,217	Dolby Laboratories, Inc. Class A	13,574,061
238,733	Genpact Ltd.	9,613,778
12,353	Palo Alto Networks, Inc.*	6,933,492
102,232	PTC, Inc.*	11,675,917
42,727	VeriSign, Inc.*	7,634,888
		76,578,955
	Technology Hardware & Equipment - 5.7%
55,618	CDW Corp.	9,075,745
169,282	Ciena Corp.*	9,339,288
53,300	Motorola Solutions, Inc.	11,389,677
27,330	Teledyne Technologies, Inc.*	11,794,262
		41,598,972
	Transportation - 0.8%
107,189	Alaska Air Group, Inc.*	5,830,010
	Utilities - 5.6%
186,609	Alliant Energy Corp.	10,974,475
319,852	CenterPoint Energy, Inc.	9,790,670
100,114	CMS Energy Corp.	6,876,831
51,098	Eversource Energy	4,465,965
204,342	FirstEnergy Corp.	8,850,052
		40,957,993
	Total Common Stocks (cost $545,746,533)	$ 706,437,047

The accompanying notes are an integral part of these financial statements.
54

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.3%
	Other Investment Pools & Funds - 3.3%
24,031,600	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(1)		$ 24,031,600
	Total Short-Term Investments (cost $24,031,600)		$ 24,031,600
	Total Investments (cost $569,778,133)	100.0%	$ 730,468,647
	Other Assets and Liabilities	0.0%	18,701
	Total Net Assets	100.0%	$ 730,487,348
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 29,931,007	$ 29,931,007	$ —	$ —
Capital Goods	78,163,098	78,163,098	—	—
Commercial & Professional Services	51,479,160	51,479,160	—	—
Consumer Durables & Apparel	8,311,708	8,311,708	—	—
Consumer Services	16,840,604	16,840,604	—	—
Diversified Financials	21,401,893	21,401,893	—	—
Energy	29,605,932	29,605,932	—	—
Food, Beverage & Tobacco	16,117,043	16,117,043	—	—
Health Care Equipment & Services	49,042,142	49,042,142	—	—
Insurance	67,560,567	67,560,567	—	—
Materials	22,874,943	22,874,943	—	—
Media & Entertainment	25,886,390	25,886,390	—	—
Pharmaceuticals, Biotechnology & Life Sciences	23,775,251	23,775,251	—	—
Real Estate	30,326,665	30,326,665	—	—
Retailing	26,657,256	26,657,256	—	—
Semiconductors & Semiconductor Equipment	43,497,458	43,497,458	—	—
Software & Services	76,578,955	76,578,955	—	—
Technology Hardware & Equipment	41,598,972	41,598,972	—	—
Transportation	5,830,010	5,830,010	—	—
Utilities	40,957,993	40,957,993	—	—
Short-Term Investments	24,031,600	24,031,600	—	—
Total	$ 730,468,647	$ 730,468,647	$ —	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
55

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Automobiles & Components - 1.0%
48,829	Gentherm, Inc.*	$ 3,292,051
	Banks - 9.0%
22,569	Cambridge Bancorp	1,844,113
299,377	First BanCorp	4,074,521
104,368	First Interstate BancSystem, Inc. Class A	3,394,047
110,449	First Merchants Corp.	4,328,496
102,790	Heritage Financial Corp.	2,489,574
82,356	OceanFirst Financial Corp.	1,542,528
109,752	Seacoast Banking Corp. of Florida	3,566,940
48,107	SouthState Corp.	3,725,406
127,135	United Community Banks, Inc.	3,831,849
		28,797,474
	Capital Goods - 14.6%
54,370	Albany International Corp. Class A	4,252,821
259,117	Custom Truck One Source, Inc.*(1)	1,702,399
40,582	EnPro Industries, Inc.	3,782,648
46,327	ESCO Technologies, Inc.	2,893,121
45,924	Gibraltar Industries, Inc.*	1,737,764
73,639	Hexcel Corp.	4,003,016
114,753	Maxar Technologies, Inc.	3,696,194
50,932	McGrath Rent Corp.	4,250,785
125,863	Primoris Services Corp.	2,917,504
44,176	Proto Labs, Inc.*	1,882,339
33,782	Simpson Manufacturing Co., Inc.	3,502,180
40,641	Standex International Corp.	3,821,880
149,043	Univar Solutions, Inc.*	4,340,132
16,008	Valmont Industries, Inc.	3,982,951
		46,765,734
	Commercial & Professional Services - 3.7%
44,479	ASGN, Inc.*	5,046,143
195,134	Interface, Inc. Class A	2,476,250
52,912	Science Applications International Corp.	4,403,866
		11,926,259
	Consumer Durables & Apparel - 4.6%
15,841	Cavco Industries, Inc.*	3,742,436
28,064	Oxford Industries, Inc.	2,514,534
54,599	Skyline Champion Corp.*	2,786,733
178,172	Snap One Holdings Corp.*(1)	2,129,155
85,741	Steven Madden Ltd.	3,520,526
		14,693,384
	Consumer Services - 1.9%
54,336	Membership Collective Group, Inc. Class A*(1)	406,977
122,609	Terminix Global Holdings, Inc.*	5,626,527
		6,033,504
	Diversified Financials - 2.7%
210,207	Compass Diversified Holdings	4,595,125
24,105	Houlihan Lokey, Inc. Class A	2,007,705
279,322	Perella Weinberg Partners Class A	2,153,573
		8,756,403
	Energy - 3.2%
43,074	Cactus, Inc. Class A	2,150,685
97,491	Delek U.S. Holdings, Inc.*	2,359,282
72,150	Matador Resources Co.	3,522,363
187,171	Solaris Oilfield Infrastructure, Inc. Class A	2,105,674
		10,138,004
	Food & Staples Retailing - 0.9%
79,924	Chefs' Warehouse, Inc.*	2,925,218
	Food, Beverage & Tobacco - 3.8%
75,421	Darling Ingredients, Inc.*	5,535,147
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Food, Beverage & Tobacco - 3.8% - (continued)
281,726	Primo Water Corp.	$ 4,124,469
175,791	Sovos Brands, Inc.*	2,654,444
		12,314,060
	Health Care Equipment & Services - 6.7%
129,866	Envista Holdings Corp.*	5,145,291
29,313	ICU Medical, Inc.*	6,272,689
48,650	LivaNova plc*	3,729,509
13,112	Mesa Laboratories, Inc.	2,801,117
130,587	Neuronetics, Inc.*	318,632
66,740	Progyny, Inc.*	2,566,153
322,486	Sientra, Inc.*(1)	457,930
		21,291,321
	Insurance - 4.5%
34,593	Axis Capital Holdings Ltd.	1,983,217
62,557	James River Group Holdings Ltd.	1,483,226
74,916	Kemper Corp.	3,458,123
40,227	Reinsurance Group of America, Inc.	4,317,162
87,959	Ryan Specialty Group Holdings, Inc. Class A*	3,253,603
		14,495,331
	Materials - 6.6%
45,253	Ashland Global Holdings, Inc.	4,750,208
32,799	Balchem Corp.	4,040,837
27,915	Eagle Materials, Inc.	3,442,478
194,313	Element Solutions, Inc.	4,006,734
44,091	Neenah, Inc.	1,560,821
38,568	PureCycle Technologies, Inc.*(1)	300,830
100,165	Valvoline, Inc.	3,027,988
		21,129,896
	Media & Entertainment - 2.2%
84,672	Gray Television, Inc.	1,568,126
38,625	Madison Square Garden Entertainment Corp.*	2,829,281
382,145	Stagwell, Inc.*	2,590,943
		6,988,350
	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
120,749	Aerie Pharmaceuticals, Inc.*	858,525
236,289	Evolus, Inc.*	2,644,074
101,218	FibroGen, Inc.*	941,328
48,664	Intra-Cellular Therapies, Inc.*	2,462,885
47,402	Natera, Inc.*	1,664,758
125,387	NeoGenomics, Inc.*	1,184,907
33,956	Pacira BioSciences, Inc.*	2,532,099
62,279	Syneos Health, Inc.*	4,551,972
		16,840,548
	Real Estate - 3.8%
139,294	Douglas Emmett, Inc. REIT	4,103,601
173,551	Kennedy-Wilson Holdings, Inc.	3,913,575
56,216	Terreno Realty Corp. REIT	4,089,714
		12,106,890
	Retailing - 1.5%
25,974	Asbury Automotive Group, Inc.*	4,771,684
	Semiconductors & Semiconductor Equipment - 3.6%
149,684	Allegro MicroSystems, Inc.*	3,638,818
76,446	MACOM Technology Solutions Holdings, Inc.*	3,894,924
66,000	Semtech Corp.*	3,933,600
		11,467,342
	Software & Services - 8.1%
118,013	Box, Inc. Class A*	3,613,558
54,467	CommVault Systems, Inc.*	3,322,487
131,892	LiveRamp Holdings, Inc.*	4,130,858

The accompanying notes are an integral part of these financial statements.
56

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.8% - (continued)
	Software & Services - 8.1% - (continued)
43,479	Perficient, Inc.*		$ 4,322,247
214,751	Sabre Corp.*		2,248,443
83,124	Teradata Corp.*		3,437,177
60,740	WNS Holdings Ltd. ADR*		4,760,194
			25,834,964
	Technology Hardware & Equipment - 4.8%
51,372	Ciena Corp.*		2,834,193
47,788	Lumentum Holdings, Inc.*		3,880,863
111,602	Plantronics, Inc.*		4,448,456
291,861	Viavi Solutions, Inc.*		4,185,287
			15,348,799
	Utilities - 3.3%
32,028	Avista Corp.		1,299,376
19,532	Chesapeake Utilities Corp.		2,444,821
46,782	ONE Gas, Inc.		3,946,997
46,025	SJW Group		2,715,475
			10,406,669
	Total Common Stocks (cost $264,567,920)		$ 306,323,885
SHORT-TERM INVESTMENTS - 4.8%
	Other Investment Pools & Funds - 4.2%
13,544,922	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(2)		$ 13,544,922
	Securities Lending Collateral - 0.6%
560,596	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(2)		560,596
1,359,889	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(2)		1,359,889
			1,920,485
	Total Short-Term Investments (cost $15,465,407)		$ 15,465,407
	Total Investments (cost $280,033,327)	100.6%	$ 321,789,292
	Other Assets and Liabilities	(0.6)%	(2,041,736)
	Total Net Assets	100.0%	$ 319,747,556
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
57

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 3,292,051	$ 3,292,051	$ —	$ —
Banks	28,797,474	28,797,474	—	—
Capital Goods	46,765,734	46,765,734	—	—
Commercial & Professional Services	11,926,259	11,926,259	—	—
Consumer Durables & Apparel	14,693,384	14,693,384	—	—
Consumer Services	6,033,504	6,033,504	—	—
Diversified Financials	8,756,403	8,756,403	—	—
Energy	10,138,004	10,138,004	—	—
Food & Staples Retailing	2,925,218	2,925,218	—	—
Food, Beverage & Tobacco	12,314,060	12,314,060	—	—
Health Care Equipment & Services	21,291,321	21,291,321	—	—
Insurance	14,495,331	14,495,331	—	—
Materials	21,129,896	21,129,896	—	—
Media & Entertainment	6,988,350	6,988,350	—	—
Pharmaceuticals, Biotechnology & Life Sciences	16,840,548	16,840,548	—	—
Real Estate	12,106,890	12,106,890	—	—
Retailing	4,771,684	4,771,684	—	—
Semiconductors & Semiconductor Equipment	11,467,342	11,467,342	—	—
Software & Services	25,834,964	25,834,964	—	—
Technology Hardware & Equipment	15,348,799	15,348,799	—	—
Utilities	10,406,669	10,406,669	—	—
Short-Term Investments	15,465,407	15,465,407	—	—
Total	$ 321,789,292	$ 321,789,292	$ —	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
58

Hartford Schroders Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
BOA	Bank of America Securities LLC
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
BRL	Brazil Real
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PLN	Poland Zloty
RON	Romania New Leu
RUB	Russia Ruble
THB	Thailand Baht
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CMT	Constant Maturity Treasury Index
EAFE	Europe, Australasia and Far East
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Corp.
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Tbk	Terbuka

59

Hartford Schroders Funds
 Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Multi-Cap Value Fund
Assets:
Investments in securities, at market value(1)	$ 70,746,724	$ 8,534,293	$ 5,877,315,695	$ 33,288,503	$ 2,616,535,777
Cash	2,602	—	—	—	—
Cash collateral due from broker on futures contracts	—	72,317	—	18,400	2,818,707
Cash collateral held for securities on loan	—	—	747,450	54,433	4,530,113
Foreign currency	51,326	1,287	10,808,698	32,694	3,796,349
Unrealized appreciation on foreign currency contracts	—	—	—	471,810	6,610,766
Receivables:
From affiliates	7,724	15,124	—	13,475	—
Investment securities sold	172,855	54,227	17,749,093	751,668	11,279,181
Fund shares sold	—	—	26,587,214	3,105	2,804,590
Dividends and interest	428	9,515	15,275,543	542,909	13,410,643
Securities lending income	—	8	75,373	973	111,541
Variation margin on futures contracts	—	—	—	2,234	—
Tax reclaims	—	158	72,826	30,847	3,199,116
OTC swap contracts premiums paid	—	—	—	26,733	—
Other assets	67,350	87,266	217,484	61,409	101,669
Total assets	71,049,009	8,774,195	5,948,849,376	35,299,193	2,665,198,452
Liabilities:
Due to custodian	—	—	—	—	502
Unrealized depreciation on foreign currency contracts	—	—	—	602,582	1,024,841
Obligation to return securities lending collateral	—	—	14,949,000	1,088,665	90,602,268
Unrealized depreciation on OTC swap contracts	—	—	—	467	—
Payables:
Investment securities purchased	131,224	45,062	75,963,160	999,848	6,486,432
Fund shares redeemed	5,930	—	12,295,988	94,305	2,923,772
Investment management fees	54,888	6,215	4,905,774	19,421	1,518,559
Transfer agent fees	2,643	28	1,331,311	5,979	321,121
Accounting services fees	2,830	424	245,488	1,560	95,863
Board of Directors' fees	129	28	26,666	138	8,212
Variation margin on futures contracts	—	6,226	—	—	707,558
Foreign taxes	—	—	10,992,415	862	—
Distribution fees	36	—	3,923	3	7,026
Accrued expenses	19,969	34,796	619,805	25,365	237,732
Total liabilities	217,649	92,779	121,333,530	2,839,195	103,933,886
Net assets	$ 70,831,360	$ 8,681,416	$ 5,827,515,846	$ 32,459,998	$ 2,561,264,566
Summary of Net Assets:
Capital stock and paid-in-capital	$ 92,571,338	$ 10,027,634	$ 5,841,863,979	$ 52,287,385	$ 2,588,407,979
Distributable earnings (loss)	(21,739,978)	(1,346,218)	(14,348,133)	(19,827,387)	(27,143,413)
Net assets	$ 70,831,360	$ 8,681,416	$ 5,827,515,846	$ 32,459,998	$ 2,561,264,566
Shares authorized	300,000,000	650,000,000	1,425,000,000	500,000,000	830,000,000
Par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A: Net asset value per share	$ 11.84	$ 8.65	$ 16.27	$ 6.91	$ 9.58
Maximum offering price per share	12.53	9.15	17.22	7.24	10.14
Shares outstanding	41,788	1,061	5,181,316	170,263	11,275,370
Net Assets	$ 494,932	$ 9,182	$ 84,310,557	$ 1,176,387	$ 108,046,869
Class C: Net asset value per share	$ 11.69	$ 8.64	$ 15.98	$ 6.89	$ 9.52
Shares outstanding	12,866	1,061	432,381	10,974	1,500,770
Net Assets	$ 150,400	$ 9,172	$ 6,907,867	$ 75,565	$ 14,288,697
Class I: Net asset value per share	$ 11.86	$ 8.66	$ 16.20	$ 6.90	$ 9.58
Shares outstanding	727,382	1,061	123,755,533	1,559,164	76,260,833
Net Assets	$ 8,629,121	$ 9,191	$ 2,004,364,023	$ 10,757,134	$ 730,321,279
Class R3: Net asset value per share	$ —	$ —	$ 16.12	$ 6.92	$ 9.55
Shares outstanding	—	—	5,092	4,138	1,680,457
Net Assets	$ —	$ —	$ 82,091	$ 28,631	$ 16,053,110
The accompanying notes are an integral part of these financial statements.
60

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Multi-Cap Value Fund
Class R4: Net asset value per share	$ —	$ —	$ 16.25	$ 6.91	$ 9.56
Shares outstanding	—	—	287,886	1,388	557,007
Net Assets	$ —	$ —	$ 4,679,218	$ 9,588	$ 5,323,622
Class R5: Net asset value per share	$ —	$ —	$ 16.20	$ 6.90	$ 9.57
Shares outstanding	—	—	20,981	1,401	1,469,839
Net Assets	$ —	$ —	$ 339,891	$ 9,660	$ 14,063,845
Class Y: Net asset value per share	$ 11.88	$ 8.66	$ 16.24	$ 6.90	$ 9.57
Shares outstanding	208,489	1,061	54,767,704	395,471	32,720,084
Net Assets	$ 2,477,047	$ 9,192	$ 889,554,545	$ 2,727,622	$ 313,184,481
Class F: Net asset value per share	$ 11.89	$ 8.66	$ 16.20	$ 6.46	$ 9.58
Shares outstanding	4,720,141	1,061	52,592,690	1,601	57,519,662
Net Assets	$ 56,107,300	$ 9,189	$ 851,957,964	$ 10,339	$ 551,091,554
Class SDR: Net asset value per share	$ 11.89	$ 8.66	$ 16.23	$ 6.90	$ 9.57
Shares outstanding	250,000	997,490	122,326,781	2,560,581	84,551,559
Net Assets	$ 2,972,560	$ 8,635,490	$ 1,985,319,690	$ 17,665,072	$ 808,891,109
Cost of investments	$ 91,406,534	$ 9,717,426	$ 5,411,303,696	$ 38,395,882	$ 2,614,695,368
Cost of foreign currency	$ 51,194	$ 1,283	$ 10,802,394	$ 33,390	$ 3,807,536
(1) Includes Investment in securities on loan, at market value	$ —	$ —	$ 14,577,156	$ 1,043,538	$ 80,328,251
The accompanying notes are an integral part of these financial statements.
61

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	Hartford Schroders International Stock Fund	Hartford Schroders Securitized Income Fund	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Assets:
Investments in securities, at market value(1)	$ 3,815,893,150	$ 94,049,213	$ 381,232,077	$ 730,468,647	$ 321,789,292
Cash collateral due from broker on futures contracts	—	156,300	—	—	—
Cash collateral held for securities on loan	—	—	—	—	101,078
Foreign currency	577,570	10,826	—	—	—
Unrealized appreciation on foreign currency contracts	—	187,685	—	—	—
Receivables:
From affiliates	—	6,707	32,129	—	3,764
Investment securities sold	13,085,502	—	6,394,851	—	410,219
Fund shares sold	18,322,010	3,660	168,913	1,055,716	67,879
Dividends and interest	3,358,724	202,313	3,035,195	124,511	3,103
Securities lending income	—	—	9	—	923
Variation margin on futures contracts	—	—	18,112	—	—
Tax reclaims	3,944,600	—	—	—	—
Other assets	268,122	63,435	55,413	87,197	73,939
Total assets	3,855,449,678	94,680,139	390,936,699	731,736,071	322,450,197
Liabilities:
Due to custodian	—	131	—	—	—
Obligation to return securities lending collateral	—	—	—	—	2,021,563
Payables:
Investment securities purchased	1,720,265	494,382	7,359,293	—	—
Fund shares redeemed	9,189,599	115,966	3,266,778	512,144	307,964
Investment management fees	2,139,409	31,406	146,017	478,125	246,288
Transfer agent fees	536,006	13,660	74,754	159,357	76,825
Accounting services fees	114,978	4,969	22,243	35,835	16,801
Board of Directors' fees	4,124	438	1,914	2,850	1,202
Variation margin on futures contracts	—	29,339	—	—	—
Distribution fees	12,048	226	2,455	10,333	2,269
Distributions payable	—	—	58	—	—
Accrued expenses	—	27,943	28,098	50,079	29,729
Total liabilities	13,716,429	718,460	10,901,610	1,248,723	2,702,641
Net assets	$ 3,841,733,249	$ 93,961,679	$ 380,035,089	$ 730,487,348	$ 319,747,556
Summary of Net Assets:
Capital stock and paid-in-capital	$ 3,978,516,321	$ 98,930,856	$ 407,640,653	$ 528,836,319	$ 268,370,065
Distributable earnings (loss)	(136,783,072)	(4,969,177)	(27,605,564)	201,651,029	51,377,491
Net assets	$ 3,841,733,249	$ 93,961,679	$ 380,035,089	$ 730,487,348	$ 319,747,556
Shares authorized	850,000,000	300,000,000	360,000,000	500,000,000	500,000,000
Par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A: Net asset value per share	$ 15.82	$ 9.54	$ 10.17	$ 16.36	$ 26.63
Maximum offering price per share	16.74	9.84	10.65	17.31	28.18
Shares outstanding	16,666,226	518,925	4,880,394	6,335,034	1,293,622
Net Assets	$ 263,652,612	$ 4,953,127	$ 49,628,147	$ 103,659,606	$ 34,443,684
Class C: Net asset value per share	$ 14.96	$ 9.52	$ 10.18	$ 16.30	$ 26.74
Shares outstanding	1,342,743	43,119	517,698	2,886,148	260,626
Net Assets	$ 20,091,491	$ 410,592	$ 5,271,316	$ 47,047,718	$ 6,969,116
Class I: Net asset value per share	$ 15.30	$ 9.52	$ 10.18	$ 17.18	$ 28.36
Shares outstanding	138,144,679	6,864,731	22,731,508	22,956,932	6,721,082
Net Assets	$ 2,113,749,719	$ 65,354,560	$ 231,324,667	$ 394,455,273	$ 190,578,512
Class R3: Net asset value per share	$ 15.20	$ —	$ —	$ 16.74	$ 27.68
Shares outstanding	72,402	—	—	113,226	45,663
Net Assets	$ 1,100,664	$ —	$ —	$ 1,895,101	$ 1,263,786
Class R4: Net asset value per share	$ 15.27	$ —	$ —	$ 17.04	$ 28.11
Shares outstanding	270,587	—	—	46,900	21,812
Net Assets	$ 4,131,389	$ —	$ —	$ 799,048	$ 613,101
The accompanying notes are an integral part of these financial statements.
62

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	Hartford Schroders International Stock Fund	Hartford Schroders Securitized Income Fund	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Class R5: Net asset value per share	$ 15.31	$ —	$ —	$ 17.15	$ 28.33
Shares outstanding	1,563,601	—	—	12,624	11,502
Net Assets	$ 23,932,091	$ —	$ —	$ 216,507	$ 325,852
Class Y: Net asset value per share	$ 15.34	$ 9.52	$ 10.18	$ 17.17	$ 28.35
Shares outstanding	13,385,316	428,028	25,742	3,898,395	1,242,810
Net Assets	$ 205,390,001	$ 4,072,838	$ 261,987	$ 66,925,318	$ 35,238,132
Class F: Net asset value per share	$ 15.32	$ 9.51	$ 10.18	$ 17.19	$ 28.41
Shares outstanding	44,527,787	214,401	3,487,303	4,734,208	567,272
Net Assets	$ 682,043,904	$ 2,039,227	$ 35,497,458	$ 81,363,982	$ 16,118,571
Class SDR: Net asset value per share	$ 15.30	$ 9.50	$ 10.17	$ 17.22	$ 28.45
Shares outstanding	34,476,478	1,802,822	5,708,428	1,981,437	1,201,992
Net Assets	$ 527,641,378	$ 17,131,335	$ 58,051,514	$ 34,124,795	$ 34,196,802
Cost of investments	$ 3,956,983,932	$ 96,755,808	$ 407,466,874	$ 569,778,133	$ 280,033,327
Cost of foreign currency	$ 583,271	$ 11,193	$ —	$ —	$ —
(1) Includes Investment in securities on loan, at market value	$ —	$ —	$ —	$ —	$ 1,826,077
The accompanying notes are an integral part of these financial statements.
63

Hartford Schroders Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Multi-Cap Value Fund
Investment Income:
Dividends	$ 202,326	$ 109,239	$ 81,254,671	$ —	$ 53,066,238
Interest	602	296	56,715	1,199,617	16,719
Securities lending	—	59	117,400	2,584	431,321
Less: Foreign tax withheld	(19,972)	(11,613)	(7,694,129)	(6,572)	(5,044,793)
Total investment income, net	182,956	97,981	73,734,657	1,195,629	48,469,485
Expenses:
Investment management fees	364,411	40,176	32,692,876	141,509	9,191,582
Transfer agent fees
Class A	652	4	115,049	1,220	56,771
Class C	129	4	3,462	140	7,451
Class I	5,289	3	2,091,170	10,045	378,011
Class R3	—	—	102	33	18,779
Class R4	—	—	4,257	9	4,820
Class R5	—	—	233	6	9,466
Class Y	121	2	501,266	850	158,518
Class F	127	—	2,901	—	3,238
Class SDR	73	27	2,062	169	16,567
Distribution fees
Class A	845	4	117,174	1,689	133,308
Class C	937	16	40,856	559	74,173
Class R3	—	—	232	76	42,680
Class R4	—	—	6,519	13	7,088
Custodian fees	7,250	19,406	412,035	5,047	129,258
Registration and filing fees	42,940	29,175	173,880	58,661	99,319
Accounting services fees	7,500	933	471,418	3,864	187,655
Board of Directors' fees	847	115	76,999	458	29,757
Audit and tax fees	13,482	14,160	19,607	15,070	29,025
Other expenses	4,992	3,185	279,891	6,428	98,198
Total expenses (before waivers, reimbursements and fees paid indirectly)	449,595	107,210	37,011,989	245,846	10,675,664
Expense waivers	(36,228)	(64,627)	—	(76,851)	—
Transfer agent fee waivers	—	—	—	—	(31,986)
Distribution fee reimbursements	(1,067)	(2)	(79)	(109)	(5,126)
Total waivers, reimbursements and fees paid indirectly	(37,295)	(64,629)	(79)	(76,960)	(37,112)
Total expenses	412,300	42,581	37,011,910	168,886	10,638,552
Net Investment Income (Loss)	(229,344)	55,400	36,722,747	1,026,743	37,830,933
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(167,132)	(140,909)	(189,399,753)	(2,368,460)	20,866,537
Less: Foreign taxes paid on realized capital gains	—	—	(1,453,875)	(1,369)	—
Futures contracts	—	(89,718)	—	90,997	(6,236,845)
Swap contracts	—	—	—	(336)	—
Foreign currency contracts	—	637	(256)	133,052	4,823,569
Other foreign currency transactions	(10,077)	(3,565)	(1,934,213)	(12,672)	(988,784)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(177,209)	(233,555)	(192,788,097)	(2,158,788)	18,464,477
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments *	(21,400,075)	(1,262,224)	(1,178,772,530)	(4,875,418)	(212,817,452)
Futures contracts	—	42,869	—	23,922	(1,240,632)
Swap contracts	—	—	—	(2,634)	—
Foreign currency contracts	—	(2,100)	—	(134,069)	3,864,891
Translation of other assets and liabilities in foreign currencies	15	(355)	26,745	(2,648)	(694,329)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(21,400,060)	(1,221,810)	(1,178,745,785)	(4,990,847)	(210,887,522)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(21,577,269)	(1,455,365)	(1,371,533,882)	(7,149,635)	(192,423,045)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (21,806,613)	$ (1,399,965)	$ (1,334,811,135)	$ (6,122,892)	$ (154,592,112)
The accompanying notes are an integral part of these financial statements.
64

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Multi-Cap Value Fund
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ —	$ 4,391,155	$ 5,448	$ —
The accompanying notes are an integral part of these financial statements.
65

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	Hartford Schroders International Stock Fund	Hartford Schroders Securitized Income Fund	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Investment Income:
Dividends	$ 53,889,453	$ 11,549	$ —	$ 4,903,957	$ 1,629,920
Interest	—	1,274,280	4,182,436	7,100	4,966
Securities lending	197,068	—	1,297	—	22,779
Less: Foreign tax withheld	(4,209,944)	—	—	(6,109)	(11,513)
Total investment income, net	49,876,577	1,285,829	4,183,733	4,904,948	1,646,152
Expenses:
Investment management fees	12,433,807	247,669	937,035	2,976,498	1,540,328
Transfer agent fees
Class A	143,271	664	17,299	58,822	24,854
Class C	10,136	157	3,340	26,621	5,541
Class I	895,731	26,677	119,770	204,650	104,059
Class R3	1,239	—	—	2,261	1,496
Class R4	3,389	—	—	712	565
Class R5	12,484	—	—	413	351
Class Y	130,774	374	145	41,215	20,740
Class F	441	41	164	725	124
Class SDR	5,891	129	439	752	666
Distribution fees
Class A	351,124	6,430	72,643	134,152	46,901
Class C	106,650	2,142	31,999	258,978	39,806
Class R3	2,838	—	—	5,137	3,428
Class R4	5,338	—	—	1,048	831
Custodian fees	53,907	5,242	3,981	4,584	4,449
Registration and filing fees	240,297	49,830	51,101	67,352	62,844
Accounting services fees	249,644	11,135	40,777	67,619	33,084
Board of Directors' fees	40,388	1,372	5,172	9,478	4,037
Audit and tax fees	17,142	21,517	15,073	11,234	11,220
Other expenses	125,885	9,262	20,037	49,131	24,910
Total expenses (before waivers, reimbursements and fees paid indirectly)	14,830,376	382,641	1,318,975	3,921,382	1,930,234
Expense waivers	—	(33,009)	(214,352)	—	(20,509)
Distribution fee reimbursements	(377)	(4,580)	(63)	(550)	(561)
Total waivers, reimbursements and fees paid indirectly	(377)	(37,589)	(214,415)	(550)	(21,070)
Total expenses	14,829,999	345,052	1,104,560	3,920,832	1,909,164
Net Investment Income (Loss)	35,046,578	940,777	3,079,173	984,116	(263,012)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(7,182,918)	(559,815)	(2,126,255)	42,639,647	10,137,674
Futures contracts	—	(923,698)	763,175	—	—
Foreign currency contracts	—	932,628	—	—	—
Other foreign currency transactions	(481,442)	2,518	—	88	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(7,664,360)	(548,367)	(1,363,080)	42,639,735	10,137,674
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments *	(685,964,717)	(3,257,667)	(34,668,788)	(106,381,895)	(47,461,666)
Futures contracts	—	(271,768)	(385,844)	—	—
Foreign currency contracts	—	93,704	—	—	—
Translation of other assets and liabilities in foreign currencies	(267,464)	24,373	—	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(686,232,181)	(3,411,358)	(35,054,632)	(106,381,895)	(47,461,666)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(693,896,541)	(3,959,725)	(36,417,712)	(63,742,160)	(37,323,992)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (658,849,963)	$ (3,018,948)	$ (33,338,539)	$ (62,758,044)	$ (37,587,004)
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ 1,165,638	$ —	$ —	$ —	$ —
The accompanying notes are an integral part of these financial statements.
66

Hartford Schroders Funds
 Statements of Changes in Net Assets

	Hartford Schroders China A Fund		Hartford Schroders Diversified Emerging Markets Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021(1)
Operations:
Net investment income (loss)	$ (229,344)	$ (22,780)	$ 55,400	$ (2,220)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(177,209)	458,633	(233,555)	35,242
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(21,400,060)	(997,792)	(1,221,810)	71,701
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,806,613)	(561,939)	(1,399,965)	104,723
Distributions to Shareholders:
Class A	(10,069)	(51,074)	—	—
Class C	(2,700)	(17,324)	—	—
Class I	(104,164)	(23,649)	—	—
Class Y	(39,890)	(16,158)	—	—
Class F	(899,258)	(324,076)	—	—
Class SDR	(52,837)	(383,976)	(50,976)	—
Total distributions	(1,108,918)	(816,257)	(50,976)	—
Capital Share Transactions:
Sold	20,705,329	106,251,339	52,130	10,000,010
Issued on reinvestment of distributions	1,053,227	432,281	25,504	—
Redeemed	(7,004,113)	(34,134,687)	(50,000)	(10)
Net increase (decrease) from capital share transactions	14,754,443	72,548,933	27,634	10,000,000
Net Increase (Decrease) in Net Assets	(8,161,088)	71,170,737	(1,423,307)	10,104,723
Net Assets:
Beginning of period	78,992,448	7,821,711	10,104,723	—
End of period	$ 70,831,360	$ 78,992,448	$ 8,681,416	$ 10,104,723

(1)	Commenced operations on September 30, 2021.
The accompanying notes are an integral part of these financial statements.
67

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Emerging Markets Equity Fund		Hartford Schroders Emerging Markets Multi-Sector Bond Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 36,722,747	$ 68,766,050	$ 1,026,743	$ 2,244,030
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(192,788,097)	191,629,190	(2,158,788)	507,882
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(1,178,745,785)	384,427,436	(4,990,847)	628,875
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,334,811,135)	644,822,676	(6,122,892)	3,380,787
Distributions to Shareholders:
Class A	(151,824)	(5,312,511)	(32,627)	(69,629)
Class C	(23,946)	—	(2,127)	(5,800)
Class I	(27,092,330)	(13,377,299)	(387,198)	(808,597)
Class R3	(703)	(330)	(718)	(1,124)
Class R4	(51,898)	(37,977)	(264)	(447)
Class R5	(5,062)	(2,909)	(282)	(484)
Class Y	(13,184,071)	(589,255)	(80,135)	(109,352)
Class F	(13,622,640)	(9,554,982)	(327)	(563)
Class SDR	(31,667,545)	(14,545,085)	(526,623)	(1,083,054)
Total distributions	(85,800,019)	(43,420,348)	(1,030,301)	(2,079,050)
Capital Share Transactions:
Sold	2,310,633,847	4,842,961,004	3,501,779	25,345,037
Issued on reinvestment of distributions	58,740,454	32,176,805	1,030,151	2,078,786
Redeemed	(1,863,025,512)	(2,926,986,156)	(9,400,083)	(44,370,189)
Net increase (decrease) from capital share transactions	506,348,789	1,948,151,653	(4,868,153)	(16,946,366)
Net Increase (Decrease) in Net Assets	(914,262,365)	2,549,553,981	(12,021,346)	(15,644,629)
Net Assets:
Beginning of period	6,741,778,211	4,192,224,230	44,481,344	60,125,973
End of period	$ 5,827,515,846	$ 6,741,778,211	$ 32,459,998	$ 44,481,344
The accompanying notes are an integral part of these financial statements.
68

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Multi-Cap Value Fund		Hartford Schroders International Stock Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 37,830,933	$ 58,285,565	$ 35,046,578	$ 28,141,682
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	18,464,477	200,522,634	(7,664,360)	29,254,959
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(210,887,522)	379,254,167	(686,232,181)	436,588,606
Net Increase (Decrease) in Net Assets Resulting from Operations	(154,592,112)	638,062,366	(658,849,963)	493,985,247
Distributions to Shareholders:
Class A	(1,556,574)	(1,921,493)	(4,534,577)	(32,727)
Class C	(162,409)	(224,044)	(184,966)	—
Class I	(11,738,343)	(17,086,178)	(38,891,433)	(2,419,301)
Class R3	(223,999)	(328,949)	(16,059)	—
Class R4	(80,745)	(103,502)	(72,581)	(701)
Class R5	(278,533)	(473,876)	(502,674)	(52,125)
Class Y	(4,835,341)	(6,351,823)	(4,809,155)	(340,321)
Class F	(9,531,406)	(12,981,174)	(13,376,220)	(990,397)
Class SDR	(13,976,496)	(20,557,285)	(9,695,198)	(872,187)
Total distributions	(42,383,846)	(60,028,324)	(72,082,863)	(4,707,759)
Capital Share Transactions:
Sold	497,192,825	1,001,256,584	1,534,216,677	2,595,240,179
Issued on reinvestment of distributions	38,272,484	53,767,304	67,165,273	4,373,503
Redeemed	(381,000,736)	(778,260,331)	(660,169,272)	(483,052,970)
Net increase (decrease) from capital share transactions	154,464,573	276,763,557	941,212,678	2,116,560,712
Net Increase (Decrease) in Net Assets	(42,511,385)	854,797,599	210,279,852	2,605,838,200
Net Assets:
Beginning of period	2,603,775,951	1,748,978,352	3,631,453,397	1,025,615,197
End of period	$ 2,561,264,566	$ 2,603,775,951	$ 3,841,733,249	$ 3,631,453,397
The accompanying notes are an integral part of these financial statements.
69

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Securitized Income Fund		Hartford Schroders Tax-Aware Bond Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 940,777	$ 1,883,904	$ 3,079,173	$ 5,775,902
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(548,367)	(765,136)	(1,363,080)	5,653,116
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(3,411,358)	1,579,512	(35,054,632)	(6,174,421)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,018,948)	2,698,280	(33,338,539)	5,254,597
Distributions to Shareholders:
Class A	(47,095)	(84,434)	(1,182,761)	(1,450,548)
Class C	(2,032)	(3,248)	(101,046)	(129,755)
Class I	(812,390)	(1,292,341)	(5,244,571)	(7,512,352)
Class Y	(44,154)	(72,758)	(5,964)	(5,542)
Class F	(23,177)	(39,737)	(810,269)	(913,441)
Class SDR	(236,484)	(399,130)	(1,299,897)	(1,616,470)
Total distributions	(1,165,332)	(1,891,648)	(8,644,508)	(11,628,108)
Capital Share Transactions:
Sold	21,319,183	65,753,561	77,858,038	153,934,962
Issued on reinvestment of distributions	1,054,644	1,653,658	7,031,506	9,364,337
Redeemed	(49,837,238)	(36,531,227)	(118,733,523)	(144,506,187)
Net increase (decrease) from capital share transactions	(27,463,411)	30,875,992	(33,843,979)	18,793,112
Net Increase (Decrease) in Net Assets	(31,647,691)	31,682,624	(75,827,026)	12,419,601
Net Assets:
Beginning of period	125,609,370	93,926,746	455,862,115	443,442,514
End of period	$ 93,961,679	$ 125,609,370	$ 380,035,089	$ 455,862,115
The accompanying notes are an integral part of these financial statements.
70

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders US MidCap Opportunities Fund		Hartford Schroders US Small Cap Opportunities Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 984,116	$ 623,135	$ (263,012)	$ (329,984)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	42,639,735	122,807,700	10,137,674	48,336,250
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(106,381,895)	138,362,727	(47,461,666)	56,709,046
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,758,044)	261,793,562	(37,587,004)	104,715,312
Distributions to Shareholders:
Class A	(15,162,114)	(69,958)	(4,243,986)	—
Class C	(7,632,003)	—	(912,294)	—
Class I	(61,840,766)	(1,312,243)	(22,448,027)	(89,287)
Class R3	(288,955)	—	(146,935)	—
Class R4	(116,572)	—	(75,585)	—
Class R5	(101,815)	(3,796)	(72,804)	(462)
Class Y	(10,739,172)	(258,077)	(3,960,044)	(27,753)
Class F	(11,385,090)	(265,270)	(1,819,314)	(25,755)
Class SDR	(5,005,028)	(175,684)	(3,521,887)	(57,905)
Total distributions	(112,271,515)	(2,085,028)	(37,200,876)	(201,162)
Capital Share Transactions:
Sold	88,532,325	149,305,285	48,817,232	87,392,291
Issued on reinvestment of distributions	108,437,249	2,008,748	36,096,950	197,351
Redeemed	(132,522,538)	(211,486,538)	(49,558,781)	(66,867,177)
Net increase (decrease) from capital share transactions	64,447,036	(60,172,505)	35,355,401	20,722,465
Net Increase (Decrease) in Net Assets	(110,582,523)	199,536,029	(39,432,479)	125,236,615
Net Assets:
Beginning of period	841,069,871	641,533,842	359,180,035	233,943,420
End of period	$ 730,487,348	$ 841,069,871	$ 319,747,556	$ 359,180,035
The accompanying notes are an integral part of these financial statements.
71

Hartford Schroders Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders China A Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 15.80	$ (0.08)	$ (3.67)	$ (3.75)	$ —	$ (0.21)	$ —	$ (0.21)	$ 11.84	(24.11)% (4)	$ 495	1.53% (5)	1.45% (5)	(1.06)% (5)	21%
C	15.59	(0.07)	(3.62)	(3.69)	—	(0.21)	—	(0.21)	11.69	(24.05) (4)	150	2.23 (5)	1.33 (5)	(0.91) (5)	21
I	15.81	(0.05)	(3.69)	(3.74)	—	(0.21)	—	(0.21)	11.86	(24.03) (4)	8,629	1.20 (5)	1.15 (5)	(0.71) (5)	21
Y	15.82	(0.05)	(3.68)	(3.73)	—	(0.21)	—	(0.21)	11.88	(23.95) (4)	2,477	1.10 (5)	1.10 (5)	(0.66) (5)	21
F	15.82	(0.04)	(3.68)	(3.72)	—	(0.21)	—	(0.21)	11.89	(23.89) (4)	56,107	1.09 (5)	0.99 (5)	(0.53) (5)	21
SDR	15.83	(0.04)	(3.69)	(3.73)	—	(0.21)	—	(0.21)	11.89	(23.94) (4)	2,973	1.09 (5)	0.99 (5)	(0.57) (5)	21
For the Year Ended October 31, 2021
A	$ 15.06	$ (0.05)	$ 2.25	$ 2.20	$ —(6)	$ (1.46)	$ —	$ (1.46)	$ 15.80	15.20%	$ 781	1.94%	1.42%	(0.28)%	73%
C	14.98	(0.18)	2.25	2.07	—	(1.46)	—	(1.46)	15.59	14.31	199	2.66	2.19	(1.14)	73
I	15.08	(0.03)	2.27	2.24	(0.05)	(1.46)	—	(1.51)	15.81	15.45	7,776	1.65	1.15	(0.19)	73
Y	15.08	0.14	2.12	2.26	(0.06)	(1.46)	—	(1.52)	15.82	15.57	2,987	1.55	1.11	0.88	73
F	15.09	(0.03)	2.30	2.27	(0.08)	(1.46)	—	(1.54)	15.82	15.63	63,292	1.54	0.99	(0.18)	73
SDR	15.09	0.01	2.27	2.28	(0.08)	(1.46)	—	(1.54)	15.83	15.70	3,957	1.54	0.99	0.06	73
For the Period Ended October 31, 2020(7)
A	$ 10.00	$ 0.04	$ 5.02	$ 5.06	$ —	$ —	$ —	$ —	$ 15.06	50.60% (4)	$ 369	4.28% (5)	1.29% (5)	0.55% (5)	46%
C	10.00	0.00 (6)	4.98	4.98	—	—	—	—	14.98	49.80 (4)	178	5.08 (5)	2.22 (5)	(0.04) (5)	46
I	10.00	0.07	5.01	5.08	—	—	—	—	15.08	50.80 (4)	183	4.01 (5)	1.15 (5)	0.93 (5)	46
Y	10.00	0.09	4.99	5.08	—	—	—	—	15.08	50.80 (4)	151	3.95 (5)	1.10 (5)	1.14 (5)	46
F	10.00	0.10	4.99	5.09	—	—	—	—	15.09	50.90 (4)	3,169	3.85 (5)	0.99 (5)	1.24 (5)	46
SDR	10.00	0.10	4.99	5.09	—	—	—	—	15.09	50.90 (4)	3,772	3.85 (5)	0.99 (5)	1.24 (5)	46
Hartford Schroders Diversified Emerging Markets Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A (8)	$ 9.42	$ 0.02	$ (0.79)	$ (0.77)	$ —	$ —	$ —	$ —	$ 8.65	(8.18)% (4)	$ 9	3.38% (5)	1.06% (5)	1.56% (5)	48%
C (8)	9.42	0.01	(0.79)	(0.78)	—	—	—	—	8.64	(8.29) (4)	9	4.12 (5)	1.86 (5)	0.81 (5)	48
I (8)	9.42	0.03	(0.79)	(0.76)	—	—	—	—	8.66	(8.07) (4)	9	3.07 (5)	0.76 (5)	1.75 (5)	48
Y (8)	9.42	0.03	(0.79)	(0.76)	—	—	—	—	8.66	(8.07) (4)	9	2.99 (5)	0.71 (5)	1.87 (5)	48
F (8)	9.42	0.02	(0.78)	(0.76)	—	—	—	—	8.66	(8.07) (4)	9	2.88 (5)	0.89 (5)	1.56 (5)	48
SDR	10.10	0.06	(1.45)	(1.39)	(0.03)	(0.02)	—	(0.05)	8.66	(13.82) (4)	8,635	2.24 (5)	0.89 (5)	1.16 (5)	48
For the Period Ended October 31, 2021(9)
SDR	$ 10.00	$ 0.00(6)	$ 0.10	$ 0.10	$ —	$ —	$ —	$ —	$ 10.10	1.00% (4)	$ 10,105	4.69% (5)	0.89% (5)	(0.26)% (5)	9% (10)
Hartford Schroders Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 20.05	$ 0.07	$ (3.82)	$ (3.75)	$ (0.03)	$ —	$ —	$ (0.03)	$ 16.27	(18.72)% (4)	$ 84,311	1.54% (5)	1.54% (5)	0.73% (5)	20%
C	19.76	0.01	(3.74)	(3.73)	(0.05)	—	—	(0.05)	15.98	(18.90) (4)	6,908	2.13 (5)	2.13 (5)	0.12 (5)	20
I	20.13	0.10	(3.80)	(3.70)	(0.23)	—	—	(0.23)	16.20	(18.54) (4)	2,004,364	1.24 (5)	1.24 (5)	1.04 (5)	20
R3	19.99	0.05	(3.78)	(3.73)	(0.14)	—	—	(0.14)	16.12	(18.77) (4)	82	1.77 (5)	1.69 (5)	0.58 (5)	20
R4	20.18	0.08	(3.83)	(3.75)	(0.18)	—	—	(0.18)	16.25	(18.70) (4)	4,679	1.46 (5)	1.46 (5)	0.81 (5)	20
R5	20.14	0.10	(3.80)	(3.70)	(0.24)	—	—	(0.24)	16.20	(18.54) (4)	340	1.17 (5)	1.17 (5)	1.10 (5)	20
Y	20.20	0.10	(3.81)	(3.71)	(0.25)	—	—	(0.25)	16.24	(18.53) (4)	889,555	1.15 (5)	1.15 (5)	1.12 (5)	20
F	20.15	0.11	(3.79)	(3.68)	(0.27)	—	—	(0.27)	16.20	(18.47) (4)	851,958	1.05 (5)	1.05 (5)	1.21 (5)	20
SDR	20.19	0.11	(3.80)	(3.69)	(0.27)	—	—	(0.27)	16.23	(18.49) (4)	1,985,320	1.05 (5)	1.05 (5)	1.21 (5)	20
The accompanying notes are an integral part of these financial statements.
72

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2021
A	$ 17.22	$ 0.06	$ 2.95	$ 3.01	$ (0.18)	$ —	$ —	$ (0.18)	$ 20.05	17.47%	$ 99,011	1.44%	1.44%	0.28%	36%
C	16.93	0.01	2.82	2.83	—	—	—	—	19.76	16.72	8,835	2.13	2.13	0.03	36
I	17.22	0.21	2.86	3.07	(0.16)	—	—	(0.16)	20.13	17.82	2,326,811	1.23	1.23	1.01	36
R3	17.11	0.10	2.85	2.95	(0.07)	—	—	(0.07)	19.99	17.27	100	1.77	1.68	0.47	36
R4	17.29	0.14	2.90	3.04	(0.15)	—	—	(0.15)	20.18	17.57	5,485	1.47	1.47	0.68	36
R5	17.22	0.21	2.86	3.07	(0.15)	—	—	(0.15)	20.14	17.87	412	1.17	1.17	1.01	36
Y	17.25	0.29	2.78	3.07	(0.12)	—	—	(0.12)	20.20	17.82	890,765	1.16	1.16	1.41	36
F	17.24	0.24	2.86	3.10	(0.19)	—	—	(0.19)	20.15	17.99	1,049,336	1.05	1.05	1.15	36
SDR	17.27	0.26	2.85	3.11	(0.19)	—	—	(0.19)	20.19	18.02	2,361,023	1.05	1.05	1.23	36
For the Year Ended October 31, 2020
A	$ 15.78	$ 0.06	$ 1.71	$ 1.77	$ (0.33)	$ —	$ —	$ (0.33)	$ 17.22	11.28%	$ 62,843	1.53%	1.53%	0.40%	52%
C	15.51	(0.05)	1.67	1.62	(0.20)	—	—	(0.20)	16.93	10.51	7,127	2.16	2.16	(0.34)	52
I	15.77	0.10	1.71	1.81	(0.36)	—	—	(0.36)	17.22	11.56	1,443,799	1.25	1.25	0.63	52
R3	15.66	0.03	1.70	1.73	(0.28)	—	—	(0.28)	17.11	11.08	88	1.79	1.71	0.21	52
R4	15.74	0.17	1.62	1.79	(0.24)	—	—	(0.24)	17.29	11.43	4,500	1.43	1.43	1.09	52
R5	15.78	0.11	1.70	1.81	(0.37)	—	—	(0.37)	17.22	11.55	322	1.20	1.20	0.69	52
Y	15.79	0.13	1.70	1.83	(0.37)	—	—	(0.37)	17.25	11.69	505,338	1.18	1.18	0.85	52
F	15.78	0.14	1.71	1.85	(0.39)	—	—	(0.39)	17.24	11.79	861,337	1.08	1.08	0.85	52
SDR	15.81	0.13	1.72	1.85	(0.39)	—	—	(0.39)	17.27	11.77	1,306,890	1.08	1.08	0.83	52
For the Year Ended October 31, 2019
A	$ 14.07	$ 0.29	$ 1.56	$ 1.85	$ (0.14)	$ —	$ —	$ (0.14)	$ 15.78	13.27%	$ 60,356	1.45%	1.45%	1.95%	43%
C	13.86	0.19	1.53	1.72	(0.07)	—	—	(0.07)	15.51	12.50	10,532	2.17	2.17	1.27	43
I	14.06	0.31	1.57	1.88	(0.17)	—	—	(0.17)	15.77	13.54	1,838,077	1.23	1.23	2.07	43
R3	13.98	0.23	1.57	1.80	(0.12)	—	—	(0.12)	15.66	13.01	83	1.79	1.72	1.51	43
R4	14.02	(0.05)	1.95	1.90	(0.18)	—	—	(0.18)	15.74	13.78	26	1.43	1.42	(0.32)	43
R5	14.07	0.33	1.56	1.89	(0.18)	—	—	(0.18)	15.78	13.61	600	1.19	1.19	2.19	43
Y	14.09	0.32	1.57	1.89	(0.19)	—	—	(0.19)	15.79	13.62	120,308	1.13	1.13	2.11	43
F	14.07	0.42	1.48	1.90	(0.19)	—	—	(0.19)	15.78	13.73	419,520	1.07	1.07	2.77	43
SDR	14.10	0.34	1.56	1.90	(0.19)	—	—	(0.19)	15.81	13.71	1,129,431	1.07	1.07	2.28	43
For the Year Ended October 31, 2018
A	$ 16.23	$ 0.16	$ (2.22)	$ (2.06)	$ (0.10)	$ —	$ —	$ (0.10)	$ 14.07	(12.79)%	$ 46,162	1.45%	1.45%	0.98%	24%
C	16.08	0.07	(2.22)	(2.15)	(0.07)	—	—	(0.07)	13.86	(13.44)	7,217	2.19	2.19	0.45	24
I	16.23	0.19	(2.22)	(2.03)	(0.14)	—	—	(0.14)	14.06	(12.66)	1,733,270	1.24	1.24	1.19	24
R3	16.20	0.22	(2.30)	(2.08)	(0.14)	—	—	(0.14)	13.98	(12.99)	90	1.80	1.70	1.36	24
R4	16.19	0.05	(2.11)	(2.06)	(0.11)	—	—	(0.11)	14.02	(12.88)	3,710	1.49	1.48	0.36	24
R5	16.23	0.27	(2.29)	(2.02)	(0.14)	—	—	(0.14)	14.07	(12.56)	484	1.20	1.20	1.69	24
Y	16.25	0.23	(2.24)	(2.01)	(0.15)	—	—	(0.15)	14.09	(12.48)	123,082	1.11	1.11	1.43	24
F	16.23	0.30	(2.30)	(2.00)	(0.16)	—	—	(0.16)	14.07	(12.48)	154,306	1.08	1.08	1.89	24
SDR	16.26	0.23	(2.23)	(2.00)	(0.16)	—	—	(0.16)	14.10	(12.46)	930,480	1.08	1.08	1.43	24
The accompanying notes are an integral part of these financial statements.
73

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2017
A	$ 12.59	$ 0.10	$ 3.62	$ 3.72	$ (0.08)	$ —	$ —	$ (0.08)	$ 16.23	29.83%	$ 53,107	1.56%	1.50%	0.69%	33%
C	12.58	0.04	3.57	3.61	(0.11)	—	—	(0.11)	16.08	29.00	3,658	2.25	2.25	0.25	33
I	12.59	0.14	3.61	3.75	(0.11)	—	—	(0.11)	16.23	30.14	1,848,368	1.35	1.25	0.98	33
R3	12.58	0.10	3.62	3.72	(0.10)	—	—	(0.10)	16.20	29.87	13	1.86	1.48	0.71	33
R4	12.58	0.16	3.56	3.72	(0.11)	—	—	(0.11)	16.19	29.86	136	1.52	1.50	1.11	33
R5	12.58	0.13	3.63	3.76	(0.11)	—	—	(0.11)	16.23	30.26	13	1.25	1.20	0.97	33
Y	12.58	0.26	3.53	3.79	(0.12)	—	—	(0.12)	16.25	30.45	97,758	1.14	1.14	1.72	33
F (11)	12.98	0.16	3.09	3.25	—	—	—	—	16.23	25.04 (4)	42,462	1.10 (5)	1.10 (5)	1.57 (5)	33
SDR	12.60	0.15	3.63	3.78	(0.12)	—	—	(0.12)	16.26	30.32	710,039	1.10	1.10	1.10	33
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 8.29	$ 0.18	$ (1.36)	$ (1.18)	$ (0.19)	$ (0.01)	$ —	$ (0.20)	$ 6.91	(14.51)% (4)	$ 1,176	1.57% (5)	1.15% (5)	4.74% (5)	55%
C	8.26	0.15	(1.35)	(1.20)	(0.16)	(0.01)	—	(0.17)	6.89	(14.76) (4)	76	2.39 (5)	1.90 (5)	3.97 (5)	55
I	8.28	0.20	(1.37)	(1.17)	(0.20)	(0.01)	—	(0.21)	6.90	(14.42) (4)	10,757	1.26 (5)	0.90 (5)	5.01 (5)	55
R3	8.30	0.17	(1.37)	(1.20)	(0.17)	(0.01)	—	(0.18)	6.92	(14.62) (4)	29	1.86 (5)	1.45 (5)	4.48 (5)	55
R4	8.29	0.18	(1.36)	(1.18)	(0.19)	(0.01)	—	(0.20)	6.91	(14.51) (4)	10	1.57 (5)	1.15 (5)	4.76 (5)	55
R5	8.28	0.20	(1.37)	(1.17)	(0.20)	(0.01)	—	(0.21)	6.90	(14.29) (4)	10	1.26 (5)	0.85 (5)	5.08 (5)	55
Y	8.28	0.20	(1.37)	(1.17)	(0.20)	(0.01)	—	(0.21)	6.90	(14.29) (4)	2,728	1.20 (5)	0.85 (5)	5.08 (5)	55
F	7.77	0.19	(1.29)	(1.10)	(0.20)	(0.01)	—	(0.21)	6.46	(14.28) (4)	10	1.14 (5)	0.75 (5)	5.15 (5)	55
SDR	8.28	0.20	(1.37)	(1.17)	(0.20)	(0.01)	—	(0.21)	6.90	(14.35) (4)	17,665	1.14 (5)	0.75 (5)	5.16 (5)	55
For the Year Ended October 31, 2021
A	$ 8.22	$ 0.36	$ 0.05	$ 0.41	$ (0.34)	$ —	$ —	$ (0.34)	$ 8.29	4.92%	$ 1,574	1.48%	1.15%	4.14%	168%
C	8.20	0.29	0.04	0.33	(0.27)	—	—	(0.27)	8.26	4.02	136	2.32	1.90	3.41	168
I	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.19	18,976	1.16	0.88	4.41	168
R3	8.23	0.33	0.05	0.38	(0.31)	—	—	(0.31)	8.30	4.60	31	1.79	1.41	3.89	168
R4	8.22	0.37	0.04	0.41	(0.34)	—	—	(0.34)	8.29	4.92	11	1.49	1.09	4.24	168
R5	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	11	1.19	0.85	4.45	168
Y	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	2,946	1.12	0.83	4.46	168
F	7.72	0.37	0.05	0.42	(0.37)	—	—	(0.37)	7.77	5.43	12	1.07	0.75	4.54	168
SDR	8.21	0.39	0.05	0.44	(0.37)	—	—	(0.37)	8.28	5.35	20,784	1.07	0.75	4.57	168
For the Year Ended October 31, 2020
A	$ 9.12	$ 0.44	$ (0.90)	$ (0.46)	$ (0.34)	$ —	$ (0.10)	$ (0.44)	$ 8.22	(4.85)%	$ 1,727	1.41%	1.15%	5.22%	141%
C	9.08	0.38	(0.89)	(0.51)	(0.29)	—	(0.08)	(0.37)	8.20	(5.43)	215	2.23	1.90	4.48	141
I	9.11	0.47	(0.90)	(0.43)	(0.37)	—	(0.10)	(0.47)	8.21	(4.50)	21,211	1.05	0.82	5.56	141
R3	9.13	0.43	(0.89)	(0.46)	(0.34)	—	(0.10)	(0.44)	8.23	(4.79)	29	1.70	1.24	5.15	141
R4	9.11	0.46	(0.89)	(0.43)	(0.36)	—	(0.10)	(0.46)	8.22	(4.45)	11	1.40	0.92	5.48	141
R5	9.10	0.46	(0.88)	(0.42)	(0.37)	—	(0.10)	(0.47)	8.21	(4.41)	11	1.10	0.85	5.52	141
Y	9.10	0.47	(0.89)	(0.42)	(0.36)	—	(0.11)	(0.47)	8.21	(4.34)	2,376	0.98	0.76	5.60	141
F	9.10	0.51	(1.02)	(0.51)	(0.67)	—	(0.20)	(0.87)	7.72	(4.66)	11	0.98	0.75	5.58	141
SDR	9.11	0.47	(0.90)	(0.43)	(0.36)	—	(0.11)	(0.47)	8.21	(4.44)	34,536	0.98	0.75	5.62	141
The accompanying notes are an integral part of these financial statements.
74

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Emerging Markets Multi-Sector Bond Fund – (continued)
For the Year Ended October 31, 2019
A	$ 8.79	$ 0.55	$ 0.25	$ 0.80	$ (0.43)	$ —	$ (0.04)	$ (0.47)	$ 9.12	9.21%	$ 1,829	1.29%	1.11%	6.12%	240%
C	8.74	0.48	0.25	0.73	(0.36)	—	(0.03)	(0.39)	9.08	8.44	266	2.14	1.90	5.39	240
I	8.78	0.58	0.25	0.83	(0.46)	—	(0.04)	(0.50)	9.11	9.65	29,715	1.00	0.83	6.37	240
R3	8.80	0.57	0.25	0.82	(0.45)	—	(0.04)	(0.49)	9.13	9.46	11	1.55	0.88	6.33	240
R4	8.78	0.57	0.25	0.82	(0.45)	—	(0.04)	(0.49)	9.11	9.45	11	1.28	0.86	6.35	240
R5	8.78	0.58	0.24	0.82	(0.46)	—	(0.04)	(0.50)	9.10	9.56	11	1.00	0.81	6.39	240
Y	8.78	0.58	0.24	0.82	(0.46)	—	(0.04)	(0.50)	9.10	9.61	2,046	0.94	0.76	6.39	240
F	8.78	0.58	0.25	0.83	(0.47)	—	(0.04)	(0.51)	9.10	9.66	23,084	0.93	0.75	6.45	240
SDR	8.79	0.58	0.25	0.83	(0.47)	—	(0.04)	(0.51)	9.11	9.65	37,109	0.93	0.75	6.44	240
For the Year Ended October 31, 2018
A	$ 9.98	$ 0.50	$ (1.02)	$ (0.52)	$ (0.32)	$ (0.13)	$ (0.22)	$ (0.67)	$ 8.79	(5.34)%	$ 3,389	1.29%	1.08%	5.42%	285%
C	9.95	0.41	(1.01)	(0.60)	(0.28)	(0.13)	(0.20)	(0.61)	8.74	(6.27)	414	2.16	1.90	4.52	285
I	9.97	0.52	(1.02)	(0.50)	(0.34)	(0.13)	(0.22)	(0.69)	8.78	(5.22)	36,557	1.02	0.85	5.63	285
R3	9.97	0.50	(1.03)	(0.53)	(0.30)	(0.13)	(0.21)	(0.64)	8.80	(5.43)	10	1.65	1.25	5.23	285
R4	9.97	0.52	(1.03)	(0.51)	(0.33)	(0.13)	(0.22)	(0.68)	8.78	(5.25)	10	1.35	0.92	5.54	285
R5	9.97	0.53	(1.03)	(0.50)	(0.34)	(0.13)	(0.22)	(0.69)	8.78	(5.23)	10	1.06	0.85	5.58	285
Y	9.97	0.49	(0.98)	(0.49)	(0.34)	(0.13)	(0.23)	(0.70)	8.78	(5.17)	970	0.95	0.77	5.29	285
F	9.96	0.53	(1.01)	(0.48)	(0.34)	(0.13)	(0.23)	(0.70)	8.78	(5.04)	28,842	0.94	0.75	5.67	285
SDR	9.98	0.56	(1.05)	(0.49)	(0.34)	(0.13)	(0.23)	(0.70)	8.79	(5.11)	34,841	0.94	0.75	5.89	285
For the Year Ended October 31, 2017
A	$ 9.79	$ 0.55	$ 0.27	$ 0.82	$ (0.53)	$ (0.10)	$ —	$ (0.63)	$ 9.98	8.83%	$ 2,472	1.15%	1.03%	5.65%	212%
C	9.78	0.46	0.29	0.75	(0.48)	(0.10)	—	(0.58)	9.95	8.01	73	2.03	1.90	4.72	212
I	9.78	0.57	0.28	0.85	(0.56)	(0.10)	—	(0.66)	9.97	9.08	15,441	0.94	0.82	5.86	212
R3	9.78	0.54	0.28	0.82	(0.53)	(0.10)	—	(0.63)	9.97	8.74	36	1.63	1.19	5.53	212
R4	9.78	0.55	0.28	0.83	(0.54)	(0.10)	—	(0.64)	9.97	8.88	11	1.33	1.02	5.67	212
R5	9.78	0.57	0.27	0.84	(0.55)	(0.10)	—	(0.65)	9.97	9.07	11	1.04	0.85	5.82	212
Y	9.78	0.57	0.28	0.85	(0.56)	(0.10)	—	(0.66)	9.97	9.16	122	0.91	0.79	5.81	212
F (11)	9.70	0.39	0.30	0.69	(0.43)	—	—	(0.43)	9.96	7.22 (4)	11	0.87 (5)	0.75 (5)	5.90 (5)	212
SDR	9.79	0.58	0.27	0.85	(0.56)	(0.10)	—	(0.66)	9.98	9.16	57,054	0.87	0.75	5.93	212
Hartford Schroders International Multi-Cap Value Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 10.32	$ 0.13	$ (0.72)	$ (0.59)	$ (0.15)	$ —	$ —	$ (0.15)	$ 9.58	(5.81)% (4)	$ 108,047	1.09% (5)	1.09% (5)	2.63% (5)	45%
C	10.25	0.09	(0.71)	(0.62)	(0.11)	—	—	(0.11)	9.52	(6.10) (4)	14,289	1.84 (5)	1.84 (5)	1.87 (5)	45
I	10.31	0.14	(0.71)	(0.57)	(0.16)	—	—	(0.16)	9.58	(5.61) (4)	730,321	0.84 (5)	0.84 (5)	2.85 (5)	45
R3	10.28	0.11	(0.71)	(0.60)	(0.13)	—	—	(0.13)	9.55	(5.89) (4)	16,053	1.46 (5)	1.40 (5)	2.24 (5)	45
R4	10.29	0.12	(0.70)	(0.58)	(0.15)	—	—	(0.15)	9.56	(5.77) (4)	5,324	1.16 (5)	1.16 (5)	2.47 (5)	45
R5	10.30	0.13	(0.70)	(0.57)	(0.16)	—	—	(0.16)	9.57	(5.61) (4)	14,064	0.85 (5)	0.85 (5)	2.59 (5)	45
Y	10.31	0.15	(0.73)	(0.58)	(0.16)	—	—	(0.16)	9.57	(5.69) (4)	313,184	0.84 (5)	0.82 (5)	2.94 (5)	45
F	10.31	0.15	(0.71)	(0.56)	(0.17)	—	—	(0.17)	9.58	(5.55) (4)	551,092	0.74 (5)	0.74 (5)	2.89 (5)	45
SDR	10.30	0.15	(0.71)	(0.56)	(0.17)	—	—	(0.17)	9.57	(5.56) (4)	808,891	0.74 (5)	0.74 (5)	2.89 (5)	45
The accompanying notes are an integral part of these financial statements.
75

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Multi-Cap Value Fund – (continued)
For the Year Ended October 31, 2021
A	$ 7.76	$ 0.21	$ 2.57	$ 2.78	$ (0.22)	$ —	$ —	$ (0.22)	$ 10.32	36.00%	$ 98,511	1.11%	1.11%	2.12%	85%
C	7.71	0.13	2.56	2.69	(0.15)	—	—	(0.15)	10.25	34.97	14,700	1.85	1.85	1.34	85
I	7.75	0.24	2.57	2.81	(0.25)	—	—	(0.25)	10.31	36.41	713,835	0.85	0.85	2.39	85
R3	7.73	0.18	2.56	2.74	(0.19)	—	—	(0.19)	10.28	35.61	17,169	1.46	1.40	1.81	85
R4	7.74	0.23	2.54	2.77	(0.22)	—	—	(0.22)	10.29	35.96	5,890	1.16	1.16	2.28	85
R5	7.75	0.23	2.57	2.80	(0.25)	—	—	(0.25)	10.30	36.25	18,070	0.85	0.85	2.28	85
Y	7.75	0.24	2.57	2.81	(0.25)	—	—	(0.25)	10.31	36.43	285,533	0.85	0.82	2.44	85
F	7.76	0.25	2.56	2.81	(0.26)	—	—	(0.26)	10.31	36.35	578,284	0.75	0.75	2.52	85
SDR	7.74	0.25	2.57	2.82	(0.26)	—	—	(0.26)	10.30	36.57	871,784	0.75	0.75	2.49	85
For the Year Ended October 31, 2020
A	$ 9.05	$ 0.17	$ (1.24)	$ (1.07)	$ (0.22)	$ —	$ —	$ (0.22)	$ 7.76	(12.01)%	$ 65,123	1.12%	1.12%	2.12%	119%
C	8.99	0.11	(1.23)	(1.12)	(0.16)	—	—	(0.16)	7.71	(12.69)	12,691	1.86	1.86	1.32	119
I	9.05	0.20	(1.26)	(1.06)	(0.24)	—	—	(0.24)	7.75	(11.86)	538,073	0.85	0.85	2.37	119
R3	9.02	0.14	(1.24)	(1.10)	(0.19)	—	—	(0.19)	7.73	(12.42)	13,398	1.48	1.48	1.71	119
R4	9.03	0.17	(1.24)	(1.07)	(0.22)	—	—	(0.22)	7.74	(12.07)	2,328	1.18	1.18	2.13	119
R5	9.04	0.20	(1.25)	(1.05)	(0.24)	—	—	(0.24)	7.75	(11.75)	17,008	0.86	0.86	2.42	119
Y	9.04	0.20	(1.24)	(1.04)	(0.25)	—	—	(0.25)	7.75	(11.72)	165,134	0.86	0.81	2.49	119
F	9.05	0.21	(1.25)	(1.04)	(0.25)	—	—	(0.25)	7.76	(11.65)	357,583	0.76	0.76	2.58	119
SDR	9.04	0.21	(1.26)	(1.05)	(0.25)	—	—	(0.25)	7.74	(11.78)	577,640	0.76	0.76	2.54	119
For the Year Ended October 31, 2019
A	$ 8.97	$ 0.27	$ 0.28	$ 0.55	$ (0.25)	$ (0.22)	$ —	$ (0.47)	$ 9.05	6.61%	$ 106,530	1.12%	1.12%	3.03%	119%
C	8.90	0.19	0.30	0.49	(0.18)	(0.22)	—	(0.40)	8.99	5.91	21,500	1.87	1.87	2.12	119
I	8.96	0.28	0.30	0.58	(0.27)	(0.22)	—	(0.49)	9.05	6.98	740,680	0.86	0.86	3.13	119
R3	8.94	0.28	0.25	0.53	(0.23)	(0.22)	—	(0.45)	9.02	6.36	19,748	1.48	1.48	3.25	119
R4	8.95	0.26	0.29	0.55	(0.25)	(0.22)	—	(0.47)	9.03	6.57	2,746	1.18	1.18	3.01	119
R5	8.95	0.26	0.32	0.58	(0.27)	(0.22)	—	(0.49)	9.04	6.97	21,262	0.87	0.87	2.99	119
Y	8.96	0.29	0.29	0.58	(0.28)	(0.22)	—	(0.50)	9.04	6.93	146,587	0.85	0.80	3.29	119
F	8.97	0.29	0.29	0.58	(0.28)	(0.22)	—	(0.50)	9.05	6.98	377,025	0.76	0.76	3.31	119
SDR	8.96	0.29	0.29	0.58	(0.28)	(0.22)	—	(0.50)	9.04	6.99	636,333	0.76	0.76	3.27	119
For the Year Ended October 31, 2018
A	$ 10.18	$ 0.23	$ (1.09)	$ (0.86)	$ (0.24)	$ (0.11)	$ —	$ (0.35)	$ 8.97	(8.71)%	$ 67,252	1.13%	1.10%	2.26%	87%
C	10.12	0.17	(1.10)	(0.93)	(0.18)	(0.11)	—	(0.29)	8.90	(9.47)	25,614	1.88	1.85	1.71	87
I	10.17	0.26	(1.09)	(0.83)	(0.27)	(0.11)	—	(0.38)	8.96	(8.47)	875,109	0.87	0.84	2.64	87
R3	10.15	0.22	(1.10)	(0.88)	(0.22)	(0.11)	—	(0.33)	8.94	(8.96)	613	1.50	1.43	2.22	87
R4	10.16	0.20	(1.06)	(0.86)	(0.24)	(0.11)	—	(0.35)	8.95	(8.76)	1,312	1.20	1.16	2.03	87
R5	10.17	0.27	(1.11)	(0.84)	(0.27)	(0.11)	—	(0.38)	8.95	(8.58)	22,482	0.88	0.85	2.68	87
Y	10.17	0.25	(1.07)	(0.82)	(0.28)	(0.11)	—	(0.39)	8.96	(8.42)	80,993	0.83	0.81	2.57	87
F	10.18	0.28	(1.10)	(0.82)	(0.28)	(0.11)	—	(0.39)	8.97	(8.38)	251,677	0.78	0.75	2.78	87
SDR	10.17	0.27	(1.09)	(0.82)	(0.28)	(0.11)	—	(0.39)	8.96	(8.38)	540,822	0.78	0.75	2.69	87
The accompanying notes are an integral part of these financial statements.
76

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Multi-Cap Value Fund – (continued)
For the Year Ended October 31, 2017
A	$ 8.61	$ 0.20	$ 1.53	$ 1.73	$ (0.16)	$ —	$ —	$ (0.16)	$ 10.18	20.26%	$ 58,977	1.20%	1.12%	2.08%	63%
C	8.60	0.15	1.50	1.65	(0.13)	—	—	(0.13)	10.12	19.31	15,580	1.93	1.85	1.51	63
I	8.60	0.24	1.52	1.76	(0.19)	—	—	(0.19)	10.17	20.47	706,652	0.91	0.82	2.48	63
R3	8.60	0.20	1.49	1.69	(0.14)	—	—	(0.14)	10.15	19.82	105	1.58	1.42	2.03	63
R4	8.60	0.18	1.54	1.72	(0.16)	—	—	(0.16)	10.16	20.23	809	1.24	1.15	1.83	63
R5	8.60	0.23	1.52	1.75	(0.18)	—	—	(0.18)	10.17	20.57	14,212	0.93	0.85	2.32	63
Y	8.60	0.21	1.56	1.77	(0.20)	—	—	(0.20)	10.17	20.80	4,440	0.84	0.76	2.30	63
F (11)	9.13	0.17	1.02	1.19	(0.14)	—	—	(0.14)	10.18	13.07 (4)	110,585	0.83 (5)	0.75 (5)	2.60 (5)	63
SDR	8.60	0.23	1.53	1.76	(0.19)	—	—	(0.19)	10.17	20.70	448,891	0.83	0.75	2.43	63
Hartford Schroders International Stock Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 19.07	$ 0.14	$ (3.09)	$ (2.95)	$ (0.16)	$ (0.14)	$ —	$ (0.30)	$ 15.82	(15.71)% (4)	$ 263,653	1.05% (5)	1.05% (5)	1.59% (5)	15%
C	17.97	0.07	(2.93)	(2.86)	(0.01)	(0.14)	—	(0.15)	14.96	(16.03) (4)	20,091	1.79 (5)	1.79 (5)	0.85 (5)	15
I	18.49	0.16	(3.00)	(2.84)	(0.21)	(0.14)	—	(0.35)	15.30	(15.63) (4)	2,113,750	0.78 (5)	0.78 (5)	1.85 (5)	15
R3	18.31	0.11	(2.98)	(2.87)	(0.10)	(0.14)	—	(0.24)	15.20	(15.86) (4)	1,101	1.41 (5)	1.39 (5)	1.25 (5)	15
R4	18.42	0.13	(2.98)	(2.85)	(0.16)	(0.14)	—	(0.30)	15.27	(15.73) (4)	4,131	1.10 (5)	1.10 (5)	1.54 (5)	15
R5	18.49	0.16	(2.99)	(2.83)	(0.21)	(0.14)	—	(0.35)	15.31	(15.58) (4)	23,932	0.79 (5)	0.79 (5)	1.85 (5)	15
Y	18.54	0.16	(3.01)	(2.85)	(0.21)	(0.14)	—	(0.35)	15.34	(15.64) (4)	205,390	0.80 (5)	0.80 (5)	1.84 (5)	15
F	18.52	0.17	(3.00)	(2.83)	(0.23)	(0.14)	—	(0.37)	15.32	(15.57) (4)	682,044	0.69 (5)	0.69 (5)	1.94 (5)	15
SDR	18.50	0.16	(2.99)	(2.83)	(0.23)	(0.14)	—	(0.37)	15.30	(15.59) (4)	527,641	0.70 (5)	0.70 (5)	1.91 (5)	15
For the Year Ended October 31, 2021
A	$ 14.14	$ 0.16	$ 4.77	$ 4.93	$ (0.00) (6)	$ —	$ —	$ —	$ 19.07	34.90%	$ 285,278	1.06%	1.06%	0.89%	28%
C	13.43	0.02	4.52	4.54	—	—	—	—	17.97	33.80	20,788	1.80	1.80	0.13	28
I	13.71	0.21	4.62	4.83	(0.05)	—	—	(0.05)	18.49	35.30	1,981,793	0.79	0.79	1.18	28
R3	13.63	0.10	4.58	4.68	—	—	—	—	18.31	34.34	1,190	1.42	1.41	0.55	28
R4	13.67	0.14	4.61	4.75	(0.00) (6)	—	—	—	18.42	34.78	3,841	1.12	1.12	0.79	28
R5	13.72	0.20	4.62	4.82	(0.05)	—	—	(0.05)	18.49	35.20	24,588	0.81	0.81	1.14	28
Y	13.76	0.21	4.62	4.83	(0.05)	—	—	(0.05)	18.54	35.17	248,058	0.81	0.81	1.17	28
F	13.74	0.22	4.63	4.85	(0.07)	—	—	(0.07)	18.52	35.36	618,602	0.70	0.70	1.25	28
SDR	13.73	0.22	4.62	4.84	(0.07)	—	—	(0.07)	18.50	35.31	447,317	0.71	0.71	1.25	28
For the Year Ended October 31, 2020
A	$ 12.91	$ 0.07	$ 1.30	$ 1.37	$ (0.14)	$ —	$ —	$ (0.14)	$ 14.14	10.63%	$ 114,042	1.12%	1.11%	0.49%	34%
C	12.25	(0.03)	1.25	1.22	(0.04)	—	—	(0.04)	13.43	9.93	6,687	1.85	1.85	(0.21)	34
I	12.51	0.10	1.26	1.36	(0.16)	—	—	(0.16)	13.71	10.93	516,721	0.83	0.83	0.79	34
R3	12.47	0.03	1.26	1.29	(0.13)	—	—	(0.13)	13.63	10.38	734	1.46	1.45	0.25	34
R4	12.50	0.07	1.25	1.32	(0.15)	—	—	(0.15)	13.67	10.62	2,536	1.15	1.15	0.51	34
R5	12.52	0.11	1.26	1.37	(0.17)	—	—	(0.17)	13.72	10.96	12,208	0.83	0.83	0.84	34
Y	12.52	0.06	1.32	1.38	(0.14)	—	—	(0.14)	13.76	11.09	66,753	0.82	0.82	0.45	34
F	12.52	0.11	1.28	1.39	(0.17)	—	—	(0.17)	13.74	11.13	169,576	0.75	0.75	0.86	34
SDR	12.52	0.11	1.27	1.38	(0.17)	—	—	(0.17)	13.73	11.07	136,358	0.75	0.75	0.86	34
The accompanying notes are an integral part of these financial statements.
77

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Stock Fund – (continued)
For the Year Ended October 31, 2019
A	$ 12.46	$ 0.17	$ 1.18	$ 1.35	$ (0.15)	$ (0.75)	$ —	$ (0.90)	$ 12.91	12.04%	$ 46,241	1.16%	1.14%	1.42%	37%
C	11.90	0.10	1.10	1.20	(0.10)	(0.75)	—	(0.85)	12.25	11.16	3,530	1.90	1.87	0.88	37
I	12.09	0.21	1.13	1.34	(0.17)	(0.75)	—	(0.92)	12.51	12.39	218,391	0.86	0.83	1.81	37
R3	12.08	0.16	1.13	1.29	(0.15)	(0.75)	—	(0.90)	12.47	11.93	190	1.44	1.33	1.35	37
R4	12.09	0.15	1.17	1.32	(0.16)	(0.75)	—	(0.91)	12.50	12.15	292	1.12	1.05	1.24	37
R5	12.10	0.15	1.19	1.34	(0.17)	(0.75)	—	(0.92)	12.52	12.33	1,066	0.80	0.78	1.21	37
Y	12.11	0.21	1.12	1.33	(0.17)	(0.75)	—	(0.92)	12.52	12.38	676	0.87	0.84	1.80	37
F	12.10	0.22	1.12	1.34	(0.17)	(0.75)	—	(0.92)	12.52	12.47	70,305	0.78	0.76	1.85	37
SDR	12.10	0.21	1.14	1.35	(0.18)	(0.75)	—	(0.93)	12.52	12.45	100,663	0.80	0.76	1.80	37
For the Year Ended October 31, 2018
A	$ 13.62	$ 0.19	$ (1.22)	$ (1.03)	$ (0.13)	$ —	$ —	$ (0.13)	$ 12.46	(7.63)%	$ 11,234	1.25%	1.16%	1.40%	65%
C	13.11	0.13	(1.21)	(1.08)	(0.13)	—	—	(0.13)	11.90	(8.33)	1,824	2.01	1.92	0.97	65
I	13.20	0.22	(1.17)	(0.95)	(0.16)	—	—	(0.16)	12.09	(7.32)	129,528	0.93	0.85	1.70	65
R3	13.19	0.21	(1.19)	(0.98)	(0.13)	—	—	(0.13)	12.08	(7.49)	12	1.61	1.02	1.59	65
R4	13.20	0.22	(1.19)	(0.97)	(0.14)	—	—	(0.14)	12.09	(7.42)	12	1.31	0.97	1.64	65
R5	13.22	0.22	(1.18)	(0.96)	(0.16)	—	—	(0.16)	12.10	(7.36)	12	1.01	0.90	1.69	65
Y	13.23	0.12	(1.07)	(0.95)	(0.17)	—	—	(0.17)	12.11	(7.32)	5,693	0.90	0.81	0.97	65
F	13.22	0.22	(1.17)	(0.95)	(0.17)	—	—	(0.17)	12.10	(7.32)	9,204	0.89	0.80	1.69	65
SDR	13.23	0.23	(1.18)	(0.95)	(0.18)	—	—	(0.18)	12.10	(7.33)	67,339	0.89	0.80	1.71	65
For the Year Ended October 31, 2017
A	$ 11.02	$ 0.12	$ 2.64	$ 2.76	$ (0.16)	$ —	$ —	$ (0.16)	$ 13.62	25.41%	$ 5,930	1.32%	1.20%	0.98%	53%
C	10.69	(0.02)	2.60	2.58	(0.16)	—	—	(0.16)	13.11	24.60	321	2.01	1.94	(0.13)	53
I	10.69	0.14	2.55	2.69	(0.18)	—	—	(0.18)	13.20	25.69	116,660	1.02	0.95	1.24	53
R3	10.69	0.12	2.55	2.67	(0.17)	—	—	(0.17)	13.19	25.45	13	1.62	1.18	1.04	53
R4	10.69	0.13	2.56	2.69	(0.18)	—	—	(0.18)	13.20	25.61	13	1.34	1.08	1.15	53
R5	10.69	0.16	2.55	2.71	(0.18)	—	—	(0.18)	13.22	25.88	13	1.02	0.90	1.34	53
Y	10.69	0.13	2.59	2.72	(0.18)	—	—	(0.18)	13.23	25.99	115	0.88	0.79	1.04	53
F (11)	10.87	0.04	2.31	2.35	—	—	—	—	13.22	21.62 (4)	844	0.85 (5)	0.80 (5)	0.52 (5)	53
SDR	10.70	0.17	2.55	2.72	(0.19)	—	—	(0.19)	13.23	25.88	77,051	0.86	0.80	1.45	53
Hartford Schroders Securitized Income Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 9.91	$ 0.08	$ (0.36)	$ (0.28)	$ (0.09)	$ —	$ —	$ (0.09)	$ 9.54	(2.85)% (4)	$ 4,953	0.89% (5)	0.72% (5)	1.60% (5)	25%
C	9.89	0.03	(0.35)	(0.32)	(0.05)	—	—	(0.05)	9.52	(3.28) (4)	411	1.69 (5)	1.67 (5)	0.65 (5)	25
I	9.89	0.08	(0.35)	(0.27)	(0.10)	—	—	(0.10)	9.52	(2.73) (4)	65,355	0.69 (5)	0.64 (5)	1.67 (5)	25
Y	9.89	0.08	(0.35)	(0.27)	(0.10)	—	—	(0.10)	9.52	(2.71) (4)	4,073	0.64 (5)	0.59 (5)	1.73 (5)	25
F	9.88	0.09	(0.35)	(0.26)	(0.11)	—	—	(0.11)	9.51	(2.66) (4)	2,039	0.62 (5)	0.49 (5)	1.83 (5)	25
SDR	9.88	0.09	(0.36)	(0.27)	(0.11)	—	—	(0.11)	9.50	(2.76) (4)	17,131	0.63 (5)	0.50 (5)	1.80 (5)	25
For the Year Ended October 31, 2021
A	$ 9.79	$ 0.17	$ 0.10	$ 0.27	$ (0.15)	$ —	$ —	$ (0.15)	$ 9.91	2.77%	$ 5,167	1.26% (12)	1.06% (13)	1.66% (14)	71%
C	9.79	0.07	0.10	0.17	(0.07)	—	—	(0.07)	9.89	1.69	432	2.07 (12)	2.06 (13)	0.66 (14)	71
I	9.79	0.17	0.10	0.27	(0.17)	—	—	(0.17)	9.89	2.82	89,260	1.03 (12)	0.97 (13)	1.73 (14)	71
Y	9.79	0.18	0.10	0.28	(0.18)	—	—	(0.18)	9.89	2.87	4,187	0.99 (12)	0.92 (13)	1.78 (14)	71
F	9.78	0.19	0.10	0.29	(0.19)	—	—	(0.19)	9.88	2.97	2,096	0.98 (12)	0.84 (13)	1.88 (14)	71
SDR	9.78	0.18	0.11	0.29	(0.19)	—	—	(0.19)	9.88	2.97	24,467	0.97 (12)	0.84 (13)	1.84 (14)	71
The accompanying notes are an integral part of these financial statements.
78

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Securitized Income Fund – (continued)
For the Year Ended October 31, 2020
A	$ 10.06	$ 0.21	$ (0.25)	$ (0.04)	$ (0.22)	$ (0.01)	$ —	$ (0.23)	$ 9.79	(0.41)%	$ 5,553	1.54% (15)	1.10% (16)(17)	2.12% (18)	78%
C (19)	10.12	0.04	(0.31)	(0.27)	(0.06)	0.00	—	(0.06)	9.79	(2.64) (4)	443	2.52 (5)(15)	2.29 (5)(16)(17)	0.55 (5)(18)	78
I	10.06	0.19	(0.23)	(0.04)	(0.22)	(0.01)	—	(0.23)	9.79	(0.42)	65,636	1.34 (15)	1.12 (16)(17)	1.94 (18)	78
Y	10.06	0.21	(0.25)	(0.04)	(0.22)	(0.01)	—	(0.23)	9.79	(0.36)	3,571	1.29 (15)	1.07 (16)(17)	2.20 (18)	78
F	10.05	0.22	(0.26)	(0.04)	(0.22)	(0.01)	—	(0.23)	9.78	(0.34)	2,035	1.28 (15)	1.06 (16)(17)	2.25 (18)	78
SDR	10.05	0.23	(0.26)	(0.03)	(0.23)	(0.01)	—	(0.24)	9.78	(0.31)	16,688	1.28 (15)	1.07 (16)(17)	2.32 (18)	78
For the Period Ended October 31, 2019(20)
A	$ 10.00	$ 0.17	$ 0.03	$ 0.20	$ (0.14)	$ —	$ —	$ (0.14)	$ 10.06	2.04% (4)	$ 3,571	1.58% (5)(21)	1.00% (5)(17)(22)	2.49% (5)(23)	35%
I	10.00	0.17	0.04	0.21	(0.15)	—	—	(0.15)	10.06	2.09 (4)	4,633	1.33 (5)(21)	0.96 (5)(17)(22)	2.52 (5)(23)	35
Y	10.00	0.17	0.04	0.21	(0.15)	—	—	(0.15)	10.06	2.13 (4)	3,583	1.27 (5)(21)	0.91 (5)(17)(22)	2.58 (5)(23)	35
F	10.00	0.18	0.03	0.21	(0.16)	—	—	(0.16)	10.05	2.06 (4)	2,544	1.26 (5)(21)	0.89 (5)(17)(22)	2.61 (5)(23)	35
SDR	10.00	0.17	0.04	0.21	(0.16)	—	—	(0.16)	10.05	2.19 (4)	80,616	1.24 (5)(21)	0.86 (5)(17)(22)	2.55 (5)(23)	35
Hartford Schroders Tax-Aware Bond Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 11.27	$ 0.07	$ (0.95)	$ (0.88)	$ (0.07)	$ (0.15)	$ —	$ (0.22)	$ 10.17	(7.99)% (4)	$ 49,628	0.82% (5)	0.71% (5)	1.29% (5)	61%
C	11.28	0.02	(0.95)	(0.93)	(0.02)	(0.15)	—	(0.17)	10.18	(8.40) (4)	5,271	1.62 (5)	1.59 (5)	0.41 (5)	61
I	11.28	0.08	(0.95)	(0.87)	(0.08)	(0.15)	—	(0.23)	10.18	(7.88) (4)	231,325	0.61 (5)	0.49 (5)	1.52 (5)	61
Y	11.28	0.08	(0.95)	(0.87)	(0.08)	(0.15)	—	(0.23)	10.18	(7.91) (4)	262	0.62 (5)	0.56 (5)	1.45 (5)	61
F	11.28	0.08	(0.95)	(0.87)	(0.08)	(0.15)	—	(0.23)	10.18	(7.87) (4)	35,497	0.52 (5)	0.46 (5)	1.55 (5)	61
SDR	11.27	0.08	(0.95)	(0.87)	(0.08)	(0.15)	—	(0.23)	10.17	(7.87) (4)	58,052	0.52 (5)	0.46 (5)	1.55 (5)	61
For the Year Ended October 31, 2021
A	$ 11.42	$ 0.12	$ —(6)	$ 0.12	$ (0.12)	$ (0.15)	$ —	$ (0.27)	$ 11.27	1.08%	$ 63,475	0.82%	0.71%	1.09%	109%
C	11.44	0.03	(0.02)	0.01	(0.02)	(0.15)	—	(0.17)	11.28	0.11	7,768	1.64	1.58	0.22	109
I	11.43	0.15	(0.01)	0.14	(0.14)	(0.15)	—	(0.29)	11.28	1.30	279,048	0.59	0.49	1.31	109
Y	11.44	0.14	(0.01)	0.13	(0.14)	(0.15)	—	(0.29)	11.28	1.14	286	0.62	0.56	1.24	109
F	11.44	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.28	1.24	40,994	0.51	0.46	1.34	109
SDR	11.43	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.27	1.24	64,292	0.51	0.46	1.34	109
For the Year Ended October 31, 2020
A	$ 11.34	$ 0.16	$ 0.32	$ 0.48	$ (0.17)	$ (0.23)	$ —	$ (0.40)	$ 11.42	4.31%	$ 56,486	0.82%	0.71%	1.39%	186%
C	11.34	0.06	0.33	0.39	(0.06)	(0.23)	—	(0.29)	11.44	3.53	8,731	1.61	1.55	0.56	186
I	11.34	0.18	0.34	0.52	(0.20)	(0.23)	—	(0.43)	11.43	4.64	283,060	0.60	0.49	1.61	186
Y	11.35	0.18	0.33	0.51	(0.19)	(0.23)	—	(0.42)	11.44	4.56	213	0.63	0.56	1.56	186
F	11.35	0.19	0.33	0.52	(0.20)	(0.23)	—	(0.43)	11.44	4.67	33,074	0.52	0.46	1.64	186
SDR	11.34	0.19	0.33	0.52	(0.20)	(0.23)	—	(0.43)	11.43	4.68	61,878	0.52	0.46	1.66	186
For the Year Ended October 31, 2019
A	$ 10.66	$ 0.23	$ 0.80	$ 1.03	$ (0.23)	$ (0.12)	$ —	$ (0.35)	$ 11.34	9.79%	$ 36,158	0.83%	0.71%	2.08%	161%
C	10.65	0.14	0.80	0.94	(0.13)	(0.12)	—	(0.25)	11.34	8.91	7,894	1.61	1.54	1.26	161
I	10.67	0.26	0.79	1.05	(0.26)	(0.12)	—	(0.38)	11.34	9.95	209,719	0.61	0.48	2.31	161
Y	10.67	0.26	0.79	1.05	(0.25)	(0.12)	—	(0.37)	11.35	9.98	204	0.60	0.53	2.31	161
F	10.67	0.26	0.80	1.06	(0.26)	(0.12)	—	(0.38)	11.35	10.06	20,569	0.53	0.46	2.33	161
SDR	10.66	0.26	0.80	1.06	(0.26)	(0.12)	—	(0.38)	11.34	10.08	60,005	0.53	0.46	2.38	161
The accompanying notes are an integral part of these financial statements.
79

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Tax-Aware Bond Fund – (continued)
For the Year Ended October 31, 2018
A	$ 11.08	$ 0.23	$ (0.42)	$ (0.19)	$ (0.22)	$ (0.01)	$ —	$ (0.23)	$ 10.66	(1.77)%	$ 25,186	0.86%	0.71%	2.07%	161%
C	11.07	0.14	(0.43)	(0.29)	(0.12)	(0.01)	—	(0.13)	10.65	(2.64)	4,819	1.62	1.53	1.24	161
I	11.10	0.25	(0.42)	(0.17)	(0.25)	(0.01)	—	(0.26)	10.67	(1.59)	120,282	0.62	0.46	2.31	161
Y	11.10	0.25	(0.43)	(0.18)	(0.24)	(0.01)	—	(0.25)	10.67	(1.63)	214	0.57	0.48	2.30	161
F	11.10	0.26	(0.44)	(0.18)	(0.24)	(0.01)	—	(0.25)	10.67	(1.60)	8,689	0.55	0.46	2.36	161
SDR	11.09	0.25	(0.43)	(0.18)	(0.24)	(0.01)	—	(0.25)	10.66	(1.60)	59,590	0.55	0.46	2.30	161
For the Year Ended October 31, 2017
A	$ 11.19	$ 0.20	$ (0.07)	$ 0.13	$ (0.20)	$ (0.04)	$ —	$ (0.24)	$ 11.08	1.20%	$ 22,948	0.86%	0.71%	1.83%	72%
C	11.20	0.11	(0.07)	0.04	(0.13)	(0.04)	—	(0.17)	11.07	0.40	4,712	1.58	1.50	0.96	72
I	11.21	0.23	(0.07)	0.16	(0.23)	(0.04)	—	(0.27)	11.10	1.45	147,851	0.58	0.46	2.10	72
Y	11.20	0.23	(0.07)	0.16	(0.22)	(0.04)	—	(0.26)	11.10	1.53	10	0.54	0.46	2.08	72
F	10.93	0.14	0.17	0.31	(0.14)	—	—	(0.14)	11.10	2.85 (4)	2,377	0.53 (5)	0.46 (5)	1.96 (5)	72
SDR	11.20	0.23	(0.07)	0.16	(0.23)	(0.04)	—	(0.27)	11.09	1.46	70,615	0.54	0.46	2.12	72
Hartford Schroders US MidCap Opportunities Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 20.63	$ 0.01	$ (1.38)	$ (1.37)	$ —	$ (2.90)	$ —	$ (2.90)	$ 16.36	(7.99)% (4)	$ 103,660	1.16% (5)	1.16% (5)	0.07% (5)	21%
C	20.64	(0.06)	(1.38)	(1.44)	—	(2.90)	—	(2.90)	16.30	(8.35) (4)	47,048	1.91 (5)	1.91 (5)	(0.67) (5)	21
I	21.52	0.03	(1.45)	(1.42)	(0.02)	(2.90)	—	(2.92)	17.18	(7.89) (4)	394,455	0.90 (5)	0.90 (5)	0.34 (5)	21
R3	21.07	(0.03)	(1.40)	(1.43)	—	(2.90)	—	(2.90)	16.74	(8.12) (4)	1,895	1.52 (5)	1.52 (5)	(0.29) (5)	21
R4	21.37	0.01	(1.44)	(1.43)	—	(2.90)	—	(2.90)	17.04	(7.99) (4)	799	1.22 (5)	1.17 (5)	0.06 (5)	21
R5	21.47	0.04	(1.45)	(1.41)	(0.01)	(2.90)	—	(2.91)	17.15	(7.86) (4)	217	0.92 (5)	0.92 (5)	0.42 (5)	21
Y	21.50	0.03	(1.45)	(1.42)	(0.01)	(2.90)	—	(2.91)	17.17	(7.87) (4)	66,925	0.91 (5)	0.91 (5)	0.32 (5)	21
F	21.53	0.04	(1.45)	(1.41)	(0.03)	(2.90)	—	(2.93)	17.19	(7.82) (4)	81,364	0.80 (5)	0.80 (5)	0.42 (5)	21
SDR	21.56	0.04	(1.45)	(1.41)	(0.03)	(2.90)	—	(2.93)	17.22	(7.82) (4)	34,125	0.81 (5)	0.81 (5)	0.44 (5)	21
For the Year Ended October 31, 2021
A	$ 14.57	$ (0.02)	$ 6.09	$ 6.07	$ (0.01)	$ —	$ —	$ (0.01)	$ 20.63	41.71%	$ 106,982	1.16%	1.16%	(0.10)%	47%
C	14.67	(0.16)	6.13	5.97	—	—	—	—	20.64	40.70	54,795	1.90	1.90	(0.84)	47
I	15.19	0.03	6.36	6.39	(0.06)	—	—	(0.06)	21.52	42.13	457,621	0.89	0.89	0.17	47
R3	14.92	(0.09)	6.24	6.15	—	—	—	—	21.07	41.22	2,157	1.52	1.52	(0.46)	47
R4	15.08	(0.02)	6.31	6.29	—	—	—	—	21.37	41.71	856	1.22	1.17	(0.11)	47
R5	15.16	0.03	6.33	6.36	(0.05)	—	—	(0.05)	21.47	42.03	874	0.92	0.92	0.17	47
Y	15.18	0.03	6.34	6.37	(0.05)	—	—	(0.05)	21.50	42.05	82,958	0.91	0.91	0.15	47
F	15.20	0.05	6.35	6.40	(0.07)	—	—	(0.07)	21.53	42.23	83,647	0.80	0.80	0.26	47
SDR	15.23	0.05	6.35	6.40	(0.07)	—	—	(0.07)	21.56	42.14	51,180	0.80	0.80	0.26	47
For the Year Ended October 31, 2020
A	$ 15.01	$ 0.01	$ (0.35)	$ (0.34)	$ 0.00(6)	$ (0.10)	$ —	$ (0.10)	$ 14.57	(2.25)%	$ 71,370	1.18%	1.18%	0.06%	53%
C	15.21	(0.10)	(0.34)	(0.44)	—	(0.10)	—	(0.10)	14.67	(2.90)	43,785	1.92	1.92	(0.67)	53
I	15.63	0.05	(0.35)	(0.30)	(0.04)	(0.10)	—	(0.14)	15.19	(1.92)	352,667	0.90	0.90	0.35	53
R3	15.41	(0.04)	(0.35)	(0.39)	—	(0.10)	—	(0.10)	14.92	(2.54)	975	1.53	1.53	(0.28)	53
R4	15.53	0.00 (6)	(0.35)	(0.35)	—	(0.10)	—	(0.10)	15.08	(2.26)	567	1.23	1.23	0.01	53
R5	15.60	0.05	(0.35)	(0.30)	(0.04)	(0.10)	—	(0.14)	15.16	(1.96)	1,229	0.93	0.93	0.31	53
Y	15.63	0.05	(0.35)	(0.30)	(0.05)	(0.10)	—	(0.15)	15.18	(1.93)	77,493	0.91	0.90	0.34	53
F	15.64	0.06	(0.34)	(0.28)	(0.06)	(0.10)	—	(0.16)	15.20	(1.82)	55,554	0.81	0.81	0.42	53
SDR	15.67	0.07	(0.35)	(0.28)	(0.06)	(0.10)	—	(0.16)	15.23	(1.81)	37,895	0.81	0.81	0.45	53
The accompanying notes are an integral part of these financial statements.
80

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund – (continued)
For the Year Ended October 31, 2019
A	$ 13.68	$ 0.02	$ 1.58	$ 1.60	$ —	$ (0.27)	$ —	$ (0.27)	$ 15.01	12.12%	$ 87,831	1.27%	1.27%	0.14%	39%
C	13.97	(0.09)	1.60	1.51	—	(0.27)	—	(0.27)	15.21	11.29	60,195	2.02	2.02	(0.61)	39
I	14.24	0.06	1.64	1.70	(0.04)	(0.27)	—	(0.31)	15.63	12.41	496,725	1.00	1.00	0.42	39
R3	14.09	(0.04)	1.63	1.59	—	(0.27)	—	(0.27)	15.41	11.69	1,423	1.62	1.62	(0.25)	39
R4	14.17	0.01	1.64	1.65	(0.02)	(0.27)	—	(0.29)	15.53	12.09	627	1.32	1.32	0.09	39
R5	14.24	0.06	1.62	1.68	(0.05)	(0.27)	—	(0.32)	15.60	12.32	1,476	1.02	1.02	0.39	39
Y	14.24	0.07	1.64	1.71	(0.05)	(0.27)	—	(0.32)	15.63	12.50	116,557	0.97	0.95	0.44	39
F	14.25	0.07	1.64	1.71	(0.05)	(0.27)	—	(0.32)	15.64	12.52	54,955	0.91	0.91	0.48	39
SDR	14.28	0.07	1.64	1.71	(0.05)	(0.27)	—	(0.32)	15.67	12.49	82,604	0.91	0.91	0.48	39
For the Year Ended October 31, 2018
A	$ 13.97	$ 0.01	$ (0.10)	$ (0.09)	$ —	$ (0.20)	$ —	$ (0.20)	$ 13.68	(0.66)%	$ 96,491	1.26%	1.25%	0.05%	37%
C	14.37	(0.11)	(0.09)	(0.20)	—	(0.20)	—	(0.20)	13.97	(1.49)	67,037	2.02	2.01	(0.72)	37
I	14.52	0.05	(0.11)	(0.06)	(0.02)	(0.20)	—	(0.22)	14.24	(0.44)	648,971	0.99	0.98	0.31	37
R3	14.43	(0.05)	(0.09)	(0.14)	—	(0.20)	—	(0.20)	14.09	(1.06)	950	1.63	1.60	(0.31)	37
R4	14.48	—	(0.10)	(0.10)	(0.01)	(0.20)	—	(0.21)	14.17	(0.74)	775	1.33	1.30	(0.03)	37
R5	14.51	0.04	(0.09)	(0.05)	(0.02)	(0.20)	—	(0.22)	14.24	(0.42)	1,864	1.03	1.00	0.26	37
Y	14.53	0.04	(0.10)	(0.06)	(0.03)	(0.20)	—	(0.23)	14.24	(0.46)	108,680	0.96	0.94	0.25	37
F	14.53	0.06	(0.11)	(0.05)	(0.03)	(0.20)	—	(0.23)	14.25	(0.37)	45,449	0.91	0.90	0.38	37
SDR	14.56	0.06	(0.11)	(0.05)	(0.03)	(0.20)	—	(0.23)	14.28	(0.37)	57,898	0.91	0.90	0.38	37
For the Year Ended October 31, 2017
A	$ 11.98	$ (0.02)	$ 2.22	$ 2.20	$ (0.02)	$ (0.19)	$ —	$ (0.21)	$ 13.97	18.57%	$ 116,594	1.28%	1.27%	(0.12)%	54%
C	12.41	(0.13)	2.31	2.18	(0.03)	(0.19)	—	(0.22)	14.37	17.75	48,121	2.04	2.02	(0.94)	54
I	12.42	0.02	2.30	2.32	(0.03)	(0.19)	—	(0.22)	14.52	18.91	620,850	1.02	1.01	0.15	54
R3	12.41	(0.07)	2.30	2.23	(0.02)	(0.19)	—	(0.21)	14.43	18.28	425	1.64	1.60	(0.49)	54
R4	12.42	(0.04)	2.31	2.27	(0.02)	(0.19)	—	(0.21)	14.48	18.52	274	1.39	1.30	(0.28)	54
R5	12.42	0.02	2.29	2.31	(0.03)	(0.19)	—	(0.22)	14.51	18.82	56	1.14	1.00	0.18	54
Y	12.42	0.02	2.31	2.33	(0.03)	(0.19)	—	(0.22)	14.53	19.00	11,479	0.96	0.94	0.16	54
F (11)	13.63	0.01	0.89	0.90	—	—	—	—	14.53	6.60 (4)	8,436	0.91 (5)	0.90 (5)	0.14 (5)	54
SDR	12.44	0.03	2.31	2.34	(0.03)	(0.19)	—	(0.22)	14.56	19.06	21,490	0.91	0.90	0.24	54
Hartford Schroders US Small Cap Opportunities Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 33.48	$ (0.06)	$ (3.14)	$ (3.20)	$ —	$ (3.65)	$ —	$ (3.65)	$ 26.63	(10.78)% (4)	$ 34,444	1.36% (5)	1.35% (5)	(0.39)% (5)	20%
C	33.73	(0.17)	(3.17)	(3.34)	—	(3.65)	—	(3.65)	26.74	(11.14) (4)	6,969	2.12 (5)	2.10 (5)	(1.13) (5)	20
I	35.38	(0.02)	(3.35)	(3.37)	—	(3.65)	—	(3.65)	28.36	(10.67) (4)	190,579	1.08 (5)	1.08 (5)	(0.12) (5)	20
R3	34.71	(0.11)	(3.27)	(3.38)	—	(3.65)	—	(3.65)	27.68	(10.93) (4)	1,264	1.70 (5)	1.65 (5)	(0.69) (5)	20
R4	35.14	(0.06)	(3.32)	(3.38)	—	(3.65)	—	(3.65)	28.11	(10.78) (4)	613	1.40 (5)	1.35 (5)	(0.38) (5)	20
R5	35.34	(0.01)	(3.35)	(3.36)	—	(3.65)	—	(3.65)	28.33	(10.66) (4)	326	1.10 (5)	1.05 (5)	(0.05) (5)	20
Y	35.37	(0.01)	(3.36)	(3.37)	—	(3.65)	—	(3.65)	28.35	(10.68) (4)	35,238	1.09 (5)	1.05 (5)	(0.09) (5)	20
F	35.42	—	(3.36)	(3.36)	—	(3.65)	—	(3.65)	28.41	(10.63) (4)	16,119	0.98 (5)	0.95 (5)	0.01 (5)	20
SDR	35.46	—	(3.36)	(3.36)	—	(3.65)	—	(3.65)	28.45	(10.62) (4)	34,197	0.99 (5)	0.95 (5)	0.01 (5)	20
The accompanying notes are an integral part of these financial statements.
81

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US Small Cap Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$ 23.20	$ (0.11)	$ 10.39	$ 10.28	$ —	$ —	$ —	$ —	$ 33.48	44.31%	$ 38,561	1.38%	1.35%	(0.34)%	56%
C	23.54	(0.34)	10.53	10.19	—	—	—	—	33.73	43.29	8,574	2.12	2.10	(1.09)	56
I	24.45	(0.02)	10.97	10.95	(0.02)	—	—	(0.02)	35.38	44.78	219,197	1.08	1.07	(0.06)	56
R3	24.11	(0.21)	10.81	10.60	—	—	—	—	34.71	43.97	1,379	1.70	1.63	(0.64)	56
R4	24.35	(0.11)	10.90	10.79	—	—	—	—	35.14	44.31	739	1.40	1.35	(0.34)	56
R5	24.44	(0.02)	10.95	10.93	(0.03)	—	—	(0.03)	35.34	44.75	687	1.10	1.05	(0.06)	56
Y	24.46	(0.01)	10.95	10.94	(0.03)	—	—	(0.03)	35.37	44.75	38,267	1.09	1.05	(0.05)	56
F	24.49	0.02	10.97	10.99	(0.06)	—	—	(0.06)	35.42	44.92	17,664	0.99	0.95	0.06	56
SDR	24.52	0.02	10.98	11.00	(0.06)	—	—	(0.06)	35.46	44.91	34,111	0.99	0.95	0.06	56
For the Year Ended October 31, 2020
A	$ 25.69	$ 0.01	$ (1.19)	$ (1.18)	$ (0.02)	$ (1.29)	$ —	$ (1.31)	$ 23.20	(5.02)%	$ 23,897	1.42%	1.35%	0.06%	47%
C	26.23	(0.16)	(1.24)	(1.40)	—	(1.29)	—	(1.29)	23.54	(5.77)	6,957	2.17	2.10	(0.67)	47
I	27.00	0.09	(1.27)	(1.18)	(0.08)	(1.29)	—	(1.37)	24.45	(4.78)	144,885	1.11	1.05	0.38	47
R3	26.71	(0.07)	(1.24)	(1.31)	—	(1.29)	—	(1.29)	24.11	(5.31)	242	1.73	1.64	(0.30)	47
R4	26.93	0.02	(1.27)	(1.25)	(0.04)	(1.29)	—	(1.33)	24.35	(5.04)	194	1.43	1.35	0.08	47
R5	26.98	0.06	(1.23)	(1.17)	(0.08)	(1.29)	—	(1.37)	24.44	(4.78)	293	1.13	1.05	0.25	47
Y	27.00	0.09	(1.26)	(1.17)	(0.08)	(1.29)	—	(1.37)	24.46	(4.74)	23,531	1.12	1.05	0.39	47
F	27.03	0.10	(1.25)	(1.15)	(0.10)	(1.29)	—	(1.39)	24.49	(4.68)	10,407	1.01	0.95	0.41	47
SDR	27.06	0.08	(1.23)	(1.15)	(0.10)	(1.29)	—	(1.39)	24.52	(4.66)	23,538	1.01	0.95	0.36	47
For the Year Ended October 31, 2019
A	$ 25.55	$ 0.02	$ 2.38	$ 2.40	$ (0.01)	$ (2.25)	$ —	$ (2.26)	$ 25.69	11.21%	$ 20,928	1.43%	1.35%	0.07%	45%
C	26.20	0.16	2.44	2.28	—	(2.25)	—	(2.25)	26.23	10.43	7,096	2.18	2.10	(0.65)	45
I	26.71	0.10	2.50	2.60	0.06	(2.25)	—	(2.31)	27.00	11.59	140,024	1.11	1.04	0.40	45
R3	26.53	(0.05)	2.48	2.43	—	(2.25)	—	(2.25)	26.71	10.90	111	1.74	1.63	(0.21)	45
R4	26.68	—	2.54	2.54	(0.04)	(2.25)	—	(2.29)	26.93	11.33	259	1.44	1.31	(0.01)	45
R5	26.70	0.08	2.51	2.59	(0.06)	(2.25)	—	(2.31)	26.98	11.56	78	1.12	1.05	0.31	45
Y	26.73	0.11	2.50	2.61	(0.09)	2.25	—	(2.34)	27.00	11.62	25,883	1.08	1.01	0.43	45
F	26.74	0.12	2.51	2.63	(0.09)	(2.25)	—	(2.34)	27.03	11.69	4,483	1.02	0.95	0.47	45
SDR	26.78	0.13	2.49	2.62	(0.09)	(2.25)	—	(2.34)	27.06	11.67	11,328	1.02	0.95	0.50	45
For the Year Ended October 31, 2018
A	$ 27.97	$ (0.02)	$ (0.04)	$ (0.06)	$ —	$ (2.36)	$ —	$ (2.36)	$ 25.55	(0.34)%	$ 13,976	1.43%	1.34%	(0.08)%	42%
C	28.82	(0.23)	(0.03)	(0.26)	—	(2.36)	—	(2.36)	26.20	(1.08)	6,892	2.18	2.09	(0.84)	42
I	29.14	0.07	(0.05)	0.02	(0.09)	(2.36)	—	(2.45)	26.71	(0.05)	109,710	1.12	1.04	0.25	42
R3	29.06	(0.08)	(0.05)	(0.13)	(0.04)	(2.36)	—	(2.40)	26.53	(0.58)	66	1.75	1.58	(0.30)	42
R4	29.08	0.04	(0.04)	—	(0.04)	(2.36)	—	(2.40)	26.68	(0.11)	11	1.45	1.13	0.12	42
R5	29.11	0.07	(0.05)	0.02	(0.07)	(2.36)	—	(2.43)	26.70	(0.02)	19	1.15	1.05	0.23	42
Y	29.14	0.09	(0.05)	0.04	(0.09)	(2.36)	—	(2.45)	26.73	(0.03)	23,507	1.03	0.95	0.33	42
F	29.15	0.08	(0.04)	0.04	(0.09)	(2.36)	—	(2.45)	26.74	0.04	2,841	1.03	0.95	0.30	42
SDR	29.19	0.13	(0.08)	0.05	(0.10)	(2.36)	—	(2.46)	26.78	0.07	10,952	1.03	0.95	0.44	42
The accompanying notes are an integral part of these financial statements.
82

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US Small Cap Opportunities Fund – (continued)
For the Year Ended October 31, 2017
A	$ 23.78	$ (0.07)	$ 5.71	$ 5.64	$ (0.07)	$ (1.38)	$ —	$ (1.45)	$ 27.97	24.43%	$ 17,379	1.41%	1.35%	(0.25)%	69%
C	24.66	(0.27)	5.90	5.63	(0.09)	(1.38)	—	(1.47)	28.82	23.50	4,426	2.14	2.08	(1.00)	69
I	24.67	0.05	5.90	5.95	(0.10)	(1.38)	—	(1.48)	29.14	24.85	124,651	1.05	1.00	(0.20)	69
R3	24.67	(0.07)	5.91	5.84	(0.07)	(1.38)	—	(1.45)	29.06	24.36	54	1.76	1.38	(0.27)	69
R4	24.67	(0.01)	5.88	5.87	(0.08)	(1.38)	—	(1.46)	29.08	24.51	11	1.46	1.22	(0.03)	69
R5	24.67	0.04	5.88	5.92	(0.10)	(1.38)	—	(1.48)	29.11	24.72	20	1.25	1.05	0.13	69
Y	24.67	(0.05)	6.00	5.95	(0.10)	(1.38)	—	(1.48)	29.14	24.86	26,227	1.04	0.95	(0.17)	69
F	26.78	0.02	2.35	2.37	—	—	—	—	29.15	8.85 (4)	1,256	1.00 (5)	0.96 (5)	0.10 (5)	69
SDR	24.71	0.05	5.91	5.96	(0.10)	(1.38)	—	(1.48)	29.19	24.86	32,525	1.00	0.95	0.17	69

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Amount is less than $0.01 per share.
(7)	Commenced operations on March 31, 2020.
(8)	Classes A, C, I, Y and F commenced operations on February 28, 2022.
(9)	Commenced operations on September 30, 2021.
(10)	Reflects the Fund's portfolio turnover for the period September 30, 2021 through October 31, 2021.
(11)	Commenced operations on February 28, 2017.
(12)	The ratio of expenses before adjustments to average net assets excluding interest expense for the year ended October 31, 2021 was 1.12%, 1.93%, 0.89%, 0.85%, 0.84% and 0.84% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively.
(13)	The ratio of expenses after adjustments to average net assets excluding interest expense for the year ended October 31, 2021 was 0.92%, 1.92%, 0.83%, 0.78%, 0.70% and 0.70% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively.
(14)	The ratio of net investment income to average net assets excluding interest expense for the year ended October 31, 2021 was 1.80%, 0.80%, 1.87%, 1.92%, 2.02% and 1.98% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively.
(15)	The ratio of expenses before adjustments to average net assets excluding interest expense for the year ended October 31, 2020 was 1.18%, 2.16%, 0.97%, 0.92%, 0.92% and 0.92% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively.
(16)	The ratio of expenses after adjustments to average net assets excluding interest expense for the year ended October 31, 2020 was 0.74%, 1.93%, 0.76%, 0.71%, 0.70% and 0.70% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively.
(17)	Includes the impact of certain non-contractual waivers. Please see the fee table in the Fund’s prospectus for the Fund’s estimated total annual fund operating expenses (before and after contractual waivers and/or reimbursements).
(18)	The ratio of net investment income to average net assets excluding interest expense for the year ended October 31, 2020 was 2.48%, 0.91%, 2.30%, 2.56%, 2.61% and 2.69% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively.
(19)	Commenced operations on February 28, 2020.
(20)	Commenced operations on February 28, 2019.
(21)	The ratio of expenses before adjustments to average net assets excluding interest expense for the period February 28, 2019 through October 31, 2019 was 1.39%, 1.14%, 1.09%, 1.07% and 1.07% for Class A, Class I, Class Y, Class F and Class SDR, respectively.
(22)	The ratio of expenses after adjustments to average net assets excluding interest expense for the period February 28, 2019 through October 31, 2019 was 0.79%, 0.76%, 0.70%, 0.68% and 0.70% for Class A, Class I, Class Y, Class F and Class SDR, respectively. This includes the impact of certain non-contractual waivers.
(23)	The ratio of net investment income to average net assets excluding interest expense for the period February 28, 2019 through October 31, 2019 was 2.68%, 2.71%, 2.77%, 2.81% and 2.71% for Class A, Class I, Class Y, Class F and Class SDR, respectively.
The accompanying notes are an integral part of these financial statements.
83

Hartford Schroders Funds
 Notes to Financial Statements
 April 30, 2022 (Unaudited)

1.	Organization:
The Hartford Mutual Funds II, Inc. (the “Company”) is an open-end registered management investment company comprised of fourteen series, as of April 30, 2022. Financial statements of each series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds II, Inc.:
Hartford Schroders China A Fund (the "China A Fund")
Hartford Schroders Diversified Emerging Markets Fund (the "Diversified Emerging Markets Fund")
Hartford Schroders Emerging Markets Equity Fund (the "Emerging Markets Equity Fund")
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Emerging Markets Multi-Sector Bond Fund")
Hartford Schroders International Multi-Cap Value Fund (the "International Multi-Cap Value Fund")
Hartford Schroders International Stock Fund (the "International Stock Fund")
Hartford Schroders Securitized Income Fund (the "Securitized Income Fund")
Hartford Schroders Tax-Aware Bond Fund (the "Tax-Aware Bond Fund")
Hartford Schroders US MidCap Opportunities Fund (the "US MidCap Opportunities Fund")
Hartford Schroders US Small Cap Opportunities Fund (the "US Small Cap Opportunities Fund")
The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except China A Fund and Emerging Markets Multi-Sector Bond Fund, is a diversified open-end management investment company. China A Fund and Emerging Markets Multi-Sector Bond Fund are each a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification-Topic 946, “Financial Services – Investment Companies”.
Diversified Emerging Markets Fund commenced operations on September 30, 2021. Each Fund has registered for sale Class A, Class C, Class I, Class Y, Class F and Class SDR shares. In addition, each Fund, except China A Fund, Diversified Emerging Markets Fund, Securitized Income Fund and Tax-Aware Bond Fund, has registered for sale Class R3, Class R4 and Class R5 shares. Effective February 28, 2022, Class A, Class C, Class I, Class Y and Class F shares of the Diversified Emerging Markets Fund commenced operations. Class A shares of each Fund, except Emerging Markets Multi-Sector Bond Fund, Securitized Income Fund and Tax-Aware Bond Fund, are sold with a front-end sales charge of up to 5.50%. Class A shares of Emerging Markets Multi-Sector Bond Fund and Tax-Aware Bond Fund are sold with a front-end sales charge of up to 4.50%. Class A shares of Securitized Income Fund are sold with a front-end sales charge of up to 3.00%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective April 1, 2021, Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, Y, F and SDR shares do not have a sales charge. Effective as of the close of business on April 15, 2021, the Emerging Markets Equity Fund is closed to new investors, subject to certain exceptions. For more information, please see the Emerging Markets Equity Fund’s prospectus.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on
84

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments
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that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, each Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which each Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
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f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of China A Fund, Diversified Emerging Markets Fund, Emerging Markets Equity Fund, International Stock Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Securitized Income Fund and Tax-Aware Bond Fund is to pay dividends from net investment income, if any, monthly, and realized gains, if any, at least once a year. The policy of Emerging Markets Multi-Sector Bond Fund and International Multi-Cap Value Fund is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2022.
In connection with a Fund's ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund's portfolio turnover rate. See a Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2022.
c)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables,
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home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2022.
d)	Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2022.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2022, each of Diversified Emerging Markets Fund, Emerging Markets Equity Fund, Emerging Markets Multi-Sector Bond Fund, International Multi-Cap Value Fund, and Securitized Income Fund had used Foreign Currency Contracts.
b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2022, each of Diversified Emerging Markets Fund, Emerging Markets Multi-Sector Bond Fund, International Multi-Cap Value Fund, Securitized Income Fund and Tax-Aware Bond Fund had used Futures Contracts.
c)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets.
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In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2022, the Emerging Markets Multi-Sector Bond Fund had used Credit Default Swaps.
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d)	Additional Derivative Instrument Information:
Diversified Emerging Markets Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 33,357	$ —	$ 33,357
Total	$ —	$ —	$ —	$ 33,357	$ —	$ 33,357

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (89,718)	$ —	$ (89,718)
Net realized gain (loss) on foreign currency contracts	—	637	—	—	—	637
Total	$ —	$ 637	$ —	$ (89,718)	$ —	$ (89,081)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 42,869	$ —	$ 42,869
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(2,100)	—	—	—	(2,100)
Total	$ —	$ (2,100)	$ —	$ 42,869	$ —	$ 40,769
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	11
Foreign Currency Contracts Purchased at Contract Amount	$ 4,925
Foreign Currency Contracts Sold at Contract Amount	$ 27,667
Emerging Markets Equity Fund
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Net realized gain (loss) on foreign currency contracts	$ —	$ (256)	$ —	$ —	$ —	$ (256)
Total	$ —	$ (256)	$ —	$ —	$ —	$ (256)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Sold at Contract Amount	$ 194,645
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Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Emerging Markets Multi-Sector Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 23,922	$ —	$ —	$ —	$ —	$ 23,922
Unrealized appreciation on foreign currency contracts	—	471,810	—	—	—	471,810
Total	$ 23,922	$ 471,810	$ —	$ —	$ —	$ 495,732
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 602,582	$ —	$ —	$ —	$ 602,582
Unrealized depreciation on swap contracts(2)	—	—	467	—	—	467
Total	$ —	$ 602,582	$ 467	$ —	$ —	$ 603,049

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 90,997	$ —	$ —	$ —	$ —	$ 90,997
Net realized gain (loss) on swap contracts	—	—	(336)	—	—	(336)
Net realized gain (loss) on foreign currency contracts	—	133,052	—	—	—	133,052
Total	$ 90,997	$ 133,052	$ (336)	$ —	$ —	$ 223,713
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 23,922	$ —	$ —	$ —	$ —	$ 23,922
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(2,634)	—	—	(2,634)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(134,069)	—	—	—	(134,069)
Total	$ 23,922	$ (134,069)	$ (2,634)	$ —	$ —	$ (112,781)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	2
Futures Contracts Number of Short Contracts	(5)
Swap Contracts at Notional Amount	$ 436,667
Foreign Currency Contracts Purchased at Contract Amount	$ 6,607,777
Foreign Currency Contracts Sold at Contract Amount	$ 5,006,768
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Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

International Multi-Cap Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$ —	$ 6,610,766	$ —	$ —	$ —	$ 6,610,766
Total	$ —	$ 6,610,766	$ —	$ —	$ —	$ 6,610,766
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ 1,228,874	$ —	$ 1,228,874
Unrealized depreciation on foreign currency contracts	—	1,024,841	—	—	—	1,024,841
Total	$ —	$ 1,024,841	$ —	$ 1,228,874	$ —	$ 2,253,715

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (6,236,845)	$ —	$ (6,236,845)
Net realized gain (loss) on foreign currency contracts	—	4,823,569	—	—	—	4,823,569
Total	$ —	$ 4,823,569	$ —	$ (6,236,845)	$ —	$ (1,413,276)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ (1,240,632)	$ —	$ (1,240,632)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	3,864,891	—	—	—	3,864,891
Total	$ —	$ 3,864,891	$ —	$ (1,240,632)	$ —	$ 2,624,259
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	589
Foreign Currency Contracts Purchased at Contract Amount	$ 7,975,886
Foreign Currency Contracts Sold at Contract Amount	$ 153,078,531
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Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Securitized Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$ —	$ 187,685	$ —	$ —	$ —	$ 187,685
Total	$ —	$ 187,685	$ —	$ —	$ —	$ 187,685
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 496,128	$ —	$ —	$ —	$ —	$ 496,128
Total	$ 496,128	$ —	$ —	$ —	$ —	$ 496,128

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (923,698)	$ —	$ —	$ —	$ —	$ (923,698)
Net realized gain (loss) on foreign currency contracts	—	932,628	—	—	—	932,628
Total	$ (923,698)	$ 932,628	$ —	$ —	$ —	$ 8,930
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (271,768)	$ —	$ —	$ —	$ —	$ (271,768)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	93,704	—	—	—	93,704
Total	$ (271,768)	$ 93,704	$ —	$ —	$ —	$ (178,064)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	215
Futures Contracts Number of Short Contracts	(58)
Foreign Currency Contracts Purchased at Contract Amount	$ 571,856
Foreign Currency Contracts Sold at Contract Amount	$ 15,441,327
Tax-Aware Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 18,074	$ —	$ —	$ —	$ —	$ 18,074
Total	$ 18,074	$ —	$ —	$ —	$ —	$ 18,074

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

93

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Tax-Aware Bond Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 763,175	$ —	$ —	$ —	$ —	$ 763,175
Total	$ 763,175	$ —	$ —	$ —	$ —	$ 763,175
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (385,844)	$ —	$ —	$ —	$ —	$ (385,844)
Total	$ (385,844)	$ —	$ —	$ —	$ —	$ (385,844)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	18
Futures Contracts Number of Short Contracts	(74)
e)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2022:

Diversified Emerging Markets Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 33,357	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	33,357	—
Derivatives not subject to a MNA	(33,357)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Emerging Markets Multi-Sector Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 471,810	$ (602,582)
Futures contracts	23,922	—
Swap contracts	—	(467)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	495,732	(603,049)
Derivatives not subject to a MNA	(23,922)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 471,810	$ (603,049)

94

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$ 13,820	$ (13,820)	$ —	$ —	$ —
JP Morgan Chase & Co.	97,056	(97,056)	—	—	—
Morgan Stanley	133,882	(79,617)	—	—	54,265
State Street Global Markets LLC	8,108	(8,108)	—	—	—
UBS AG	218,944	(218,944)	—	—	—
Total	$ 471,810	$ (417,545)	$ —	$ —	$ 54,265

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$ (57,221)	$ —	$ —	$ —	$ (57,221)
Citibank NA	(17,066)	13,820	—	—	(3,246)
JP Morgan Chase & Co.	(171,808)	97,056	—	—	(74,752)
Morgan Stanley	(79,617)	79,617	—	—	—
State Street Global Markets LLC	(52,265)	8,108	—	—	(44,157)
UBS AG	(225,072)	218,944	—	—	(6,128)
Total	$ (603,049)	$ 417,545	$ —	$ —	$ (185,504)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

International Multi-Cap Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 6,610,766	$ (1,024,841)
Futures contracts	—	(1,228,874)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,610,766	(2,253,715)
Derivatives not subject to a MNA	—	1,228,874
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 6,610,766	$ (1,024,841)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
JP Morgan Chase & Co.	$ 5,089,845	$ (1,024,841)	$ —	$ —	$ 4,065,004
UBS AG	1,520,921	—	—	—	1,520,921
Total	$ 6,610,766	$ (1,024,841)	$ —	$ —	$ 5,585,925

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
JP Morgan Chase & Co.	$ (1,024,841)	$ 1,024,841	$ —	$ —	$ —
Total	$ (1,024,841)	$ 1,024,841	$ —	$ —	$ —

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

95

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Securitized Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 187,685	$ —
Futures contracts	—	(496,128)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	187,685	(496,128)
Derivatives not subject to a MNA	—	496,128
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 187,685	$ —

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 45,645	$ —	$ —	$ —	$ 45,645
JP Morgan Chase & Co.	142,040	—	—	—	142,040
Total	$ 187,685	$ —	$ —	$ —	$ 187,685

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Tax-Aware Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 18,074	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	18,074	—
Derivatives not subject to a MNA	(18,074)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to
96

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
As a result of the China A Fund’s focus in China A shares, the China A Fund may be subject to increased currency, political, economic, social, environmental, regulatory and other risks not typically associated with investing in a larger number of countries or regions. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. Nevertheless, China remains an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. China A shares are equity securities of companies located in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange. The China A Fund may invest in China A shares through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs (collectively, “Stock Connect”). The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the China A Fund’s ability to trade in China A shares during those periods. Trading suspensions in certain stocks and extended market closures could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the China A Fund. The China A Fund’s investments in China A shares are generally subject to the laws of the People’s Republic of China (“PRC”), including local securities regulations and listing rules. As a result of different legal standards, the China A Fund faces the risk of being unable to enforce its rights with respect to its China A shares holdings. Investing in China A shares is subject to trading, clearance, settlement and other procedures, which could pose risks to the China A Fund. Trading through Stock Connect is currently subject to a daily quota, which may restrict the China A Fund’s ability to invest in China A shares through Stock Connect on a timely basis and could affect the China A Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in China A shares through Stock Connect may subject the China A Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. If the China A Fund invests through the Qualified Foreign Institutional Investor or Renminbi Qualified Foreign Institutional Investor systems, it may be subject to additional risks, such as failure to achieve best execution, trading disruption, custody risk and credit loss. In difficult market conditions, the China A Fund may not be able to sell its investments easily or at all, which could affect Fund performance and the China A Fund’s liquidity. The risks related to investments in China A shares through Stock Connect are heightened to the extent that the China A Fund invests in China A shares listed on the Science and Technology Innovation Board on the Shanghai stock exchange (“STAR market”) and/or the ChiNext market of the Shenzhen stock exchange (“ChiNext market”). Listed companies on the STAR market and ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity. It may be more common and faster for companies listed on the STAR market and ChiNext market to delist.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
97

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

The use of certain London Interbank Offered Rates (collectively, “LIBOR”) was generally phased out by the end of 2021, and some regulated entities (such as banks) have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. However, it is expected that the most widely used tenors of U.S. LIBOR may continue to be provided on a representative basis until mid-2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2022. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2021 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Equity Fund	$ 280,433,397	$ —
Emerging Markets Multi-Sector Bond Fund*	8,800,443	3,527,679
International Multi-Cap Value Fund	—	46,178,684
Securitized Income Fund	320,533	846,715

*	Future utilization of losses are subject to limitation under current tax laws.
The China A Fund, Diversified Emerging Markets Fund, International Stock Fund, Tax-Aware Bond Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2021.
During the year ended October 31, 2021, Emerging Markets Equity Fund utilized $144,684,449, Emerging Markets Multi-Sector Bond Fund utilized $611,243, International Multi-Cap Value Fund utilized $198,262,120, International Stock Fund utilized $3,350,999, Securitized Income Fund utilized $10,787, US MidCap Opportunties Fund utilized $530,467 and US Small Cap Opportunities Fund utilized $8,211,677 of prior year capital loss carryforwards.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2022 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and
98

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
China A Fund	$ 91,406,534	$ 859,432	$ (21,519,242)	$ (20,659,810)
Diversified Emerging Markets Fund	9,717,426	263,564	(1,413,340)	(1,149,776)
Emerging Markets Equity Fund	5,411,303,696	1,004,464,404	(538,452,405)	466,011,999
Emerging Markets Multi-Sector Bond Fund	38,395,882	633,381	(5,848,077)	(5,214,696)
International Multi-Cap Value Fund	2,614,695,368	239,814,689	(233,617,229)	6,197,460
International Stock Fund	3,956,983,932	223,479,358	(364,570,140)	(141,090,782)
Securitized Income Fund	96,755,808	503,786	(3,518,824)	(3,015,038)
Tax-Aware Bond Fund	407,466,874	914,525	(27,131,248)	(26,216,723)
US MidCap Opportunities Fund	569,778,133	185,628,117	(24,937,603)	160,690,514
US Small Cap Opportunities Fund	280,033,327	62,772,973	(21,017,008)	41,755,965
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA") under a sub-advisory agreement and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement with respect to certain Funds. SIMNA performs the daily investment of the assets for each Fund, and, with respect to each of China A Fund, Diversified Emerging Markets Fund, Emerging Markets Equity Fund, Emerging Markets Multi-Sector Bond Fund, International Multi-Cap Value Fund, International Stock Fund, and Tax-Aware Bond Fund, SIMNA may allocate assets to or from SIMNA Ltd., an affiliate of SIMNA, in connection with the daily investment of the assets for each of these Funds. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd.
b)	The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2022; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
China A Fund	0.9000% on first $1 billion and;
0.8900% over $1 billion
Diversified Emerging Markets Fund	0.8400% on first $1 billion and;
0.7800% over $1 billion
Emerging Markets Equity Fund	1.0500% on first $1 billion and;
1.0000% on next $4 billion and;
0.9900% on next $5 billion and;
0.9850% over $10 billion
Emerging Markets Multi-Sector Bond Fund	0.7000% on first $1 billion and;
0.6500% on next $4 billion and;
0.6400% on next $5 billion and;
0.6350% over $10 billion
International Multi-Cap Value Fund	0.7200% on first $1 billion and;
0.6800% on next $4 billion and;
0.6750% on next $5 billion and;
0.6700% over $10 billion
International Stock Fund	0.6700% on first $1 billion and;
0.6500% on next $4 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
Securitized Income Fund	0.4000% on first $1 billion and;
0.3900% over $1 billion
Tax-Aware Bond Fund	0.4500% on first $1 billion and;
0.4300% on next $4 billion and;
0.4250% on next $5 billion and;
0.4200% over $10 billion
99

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Fund	Management Fee Rates
US MidCap Opportunities Fund	0.7500% on first $1 billion and;
0.7000% on next $1.5 billion and;
0.6500% on next $2.5 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
US Small Cap Opportunities Fund	0.9000% on first $1 billion and;
0.8900% on next $4 billion and;
0.8800% on next $5 billion and;
0.8700% over $10 billion
For the period November 1, 2021 through November 30, 2021, the investment management fee rates for the Securitized Income Fund was accrued daily and paid monthly based on the Fund’s average daily net assets, at the rate below:
Fund	Management Fee Rates
Securitized Income Fund	0.6500% on first $1 billion and;
0.6000% over $1 billion
c)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
d)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2022, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) through February 28, 2023 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	1.45%	2.25%	1.15%	N/A	N/A	N/A	1.11%	0.99%	0.99%
Diversified Emerging Markets Fund	1.34%	2.14%	1.04%	N/A	N/A	N/A	0.99%	0.89%	0.89%
Emerging Markets Multi-Sector Bond Fund	1.15%	1.90%	0.90%	1.45%	1.15%	0.85%	0.85%	0.75%	0.75%
Securitized Income Fund	0.85%	1.70%	0.60%	N/A	N/A	N/A	0.55%	0.45%	0.45%
Tax-Aware Bond Fund	0.71%	1.59%	0.49%	N/A	N/A	N/A	0.56%	0.46%	0.46%
US Small Cap Opportunities Fund	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	1.05%	0.95%	0.95%
From November 1, 2021 to November 30, 2021, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) as follows for the Securitized Income Fund:
	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class Y	Class F	Class SDR
Securitized Income Fund	1.10%	1.95%	0.85%	0.80%	0.70%	0.70%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2022, HFD
100

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
China A Fund	$ 121	$ —
Diversified Emerging Markets Fund	—	—
Emerging Markets Equity Fund	5,140	736
Emerging Markets Multi-Sector Bond Fund	151	—
International Multi-Cap Value Fund	114,781	—
International Stock Fund	308,014	5,247
Securitized Income Fund	1,312	28
Tax-Aware Bond Fund	19,106	10,403
US MidCap Opportunities Fund	111,437	2,221
US Small Cap Opportunities Fund	30,937	1,497
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.
f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2022, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in "Other expenses" on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
China A Fund	$ 39
Diversified Emerging Markets Fund	4
Emerging Markets Equity Fund	3,107
Emerging Markets Multi-Sector Bond Fund	20
International Multi-Cap Value Fund	1,232
International Stock Fund	1,740
Securitized Income Fund	55
Tax-Aware Bond Fund	191
US MidCap Opportunities Fund	351
US Small Cap Opportunities Fund	151
Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are
101

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class Y	0.11%
Class F	0.004%
Class SDR	0.004%
Effective March 1, 2022, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class Y shares of the International Multi-Cap Value Fund as follows: 0.09%. This contractual arrangement will remain in effect until February 28, 2023, unless the Board of Directors approves its earlier termination.
From November 1, 2021 through February 28, 2022, HASCO contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class Y shares of the International Multi-Cap Value Fund to 0.08%.
Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2022, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	0.19%	0.14%	0.11%	N/A	N/A	N/A	0.01%	0.00%*	0.00%*
Diversified Emerging Markets Fund	0.25%	0.25%	0.19%	N/A	N/A	N/A	0.11%	—	0.00%*
Emerging Markets Equity Fund	0.25%	0.08%	0.19%	0.22%	0.16%	0.12%	0.10%	0.00%*	0.00%*
Emerging Markets Multi-Sector Bond Fund	0.18%	0.25%	0.12%	0.22%	0.17%	0.12%	0.06%	—	0.00%*
International Multi-Cap Value Fund	0.11%	0.10%	0.10%	0.22%	0.17%	0.11%	0.08%	0.00%*	0.00%*
International Stock Fund	0.10%	0.10%	0.09%	0.22%	0.16%	0.10%	0.11%	0.00%*	0.00%*
Securitized Income Fund	0.03%	0.07%	0.07%	N/A	N/A	N/A	0.02%	0.00%*	0.00%*
Tax-Aware Bond Fund	0.06%	0.10%	0.10%	N/A	N/A	N/A	0.10%	0.00%*	0.00%*
US MidCap Opportunities Fund	0.11%	0.10%	0.09%	0.22%	0.17%	0.12%	0.11%	0.00%*	0.00%*
US Small Cap Opportunities Fund	0.13%	0.14%	0.10%	0.22%	0.17%	0.12%	0.11%	0.00%*	0.00%*

*	Amount rounds to 0.00%.
8.	Securities Lending:
The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. Each of the China A Fund and the Securitized Income Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could
102

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan; the collateral posted by the borrower; and the net amount, if any, due from the borrower in the event of default as of April 30, 2022.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Collateral Posted by Borrower(1)	Net Amount(2)
Diversified Emerging Markets Fund	$ —	$ —	$ —
Emerging Markets Equity Fund	14,577,156	(14,577,156) (3)	—
Emerging Markets Multi-Sector Bond Fund	1,043,538	(1,043,538)	—
International Multi-Cap Value Fund	80,328,251	(80,328,251) (3)	—
International Stock Fund	—	—	—
Tax-Aware Bond Fund	—	—	—
US MidCap Opportunities Fund	—	—	—
US Small Cap Opportunities Fund	1,826,077	(1,826,077)	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned. Collateral received in excess or in deficit of the market value is not presented in this table.
(2)	Net amount represents the net amount receivable due from the borrower in the event of default.
(3)	Includes non-cash collateral of $222,948 and $35,23,971 for Emerging Markets Equity Fund and International Multi-Cap Value Fund, respectively.
9.	Secured Borrowings:
The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.
Certain Transfers Accounted For As Secured Borrowings
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Emerging Markets Equity Fund
Securities Lending Transactions(1)
Common Stocks	$ 14,949,000	$ —	$ —	$ —	$ 14,949,000
Total Borrowings	$ 14,949,000	$ —	$ —	$ —	$ 14,949,000
Gross amount of recognized liabilities for securities lending transactions					$ 14,949,000
Emerging Markets Multi-Sector Bond Fund
Securities Lending Transactions(1)
Corporate Bonds	$ 659,794	$ —	$ —	$ —	$ 659,794
Foreign Government Obligations	428,871	—	—	—	428,871
Total Borrowings	$ 1,088,665	$ —	$ —	$ —	$ 1,088,665
Gross amount of recognized liabilities for securities lending transactions					$ 1,088,665
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 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
International Multi-Cap Value Fund
Securities Lending Transactions(1)
Common Stocks	$ 90,602,268	$ —	$ —	$ —	$ 90,602,268
Total Borrowings	$ 90,602,268	$ —	$ —	$ —	$ 90,602,268
Gross amount of recognized liabilities for securities lending transactions					$ 90,602,268
US Small Cap Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$ 2,021,563	$ —	$ —	$ —	$ 2,021,563
Total Borrowings	$ 2,021,563	$ —	$ —	$ —	$ 2,021,563
Gross amount of recognized liabilities for securities lending transactions					$ 2,021,563

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.
10.	Affiliate Holdings:
As of April 30, 2022, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	27%	86%	2%	N/A	N/A	N/A	5%	5%	0%*
Diversified Emerging Markets Fund	100%	100%	100%	N/A	N/A	N/A	100%	100%	50%
Emerging Markets Equity Fund	—	—	—	16%	—	—	—	—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	33%	100%	100%	0%*	100%	—
Securitized Income Fund	72%	2%	5%	N/A	N/A	N/A	87%	100%	—
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	4%	—	—

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	0% *	0%*	0%*	N/A	N/A	N/A	0%*	4%	0%*
Diversified Emerging Markets Fund	0% *	0%*	0%*	N/A	N/A	N/A	0%*	0%*	50%
Emerging Markets Equity Fund	—	—	—	0%*	—	—	—	—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	0%*	0%*	0%*	0%*	0%*	—
Securitized Income Fund	4%	0%*	4%	N/A	N/A	N/A	4%	2%	—
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	0%*	—	—

*	Percentage rounds to zero.
As of April 30, 2022, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the “529 plan”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
Emerging Markets Equity Fund	1%
International Multi-Cap Value Fund	3%

*	As of April 30, 2022, affiliated funds of funds and the 529 plan were invested in Class F shares.
104

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

11.	Beneficial Fund Ownership:
As of April 30, 2022, to the knowledge of a Fund, the shareholders listed below beneficially held more than 25% of the shares outstanding of a Fund. Such shareholders may be deemed to control the Fund under the 1940 Act because it owned beneficially more than 25% of the outstanding shares of the Fund.

Fund	Shareholder	Percentage of Ownership
Diversified Emerging Markets Fund	Schroder US Holdings, Inc	50%
	Hartford Funds Management Company, LLC	50%
12.	Investment Transactions:
For the six-month period ended April 30, 2022, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
China A Fund	$ 26,988,008	$ 15,259,221	$ —	$ —	$ 26,988,008	$ 15,259,221
Diversified Emerging Markets Fund	4,087,643	3,966,275	—	—	4,087,643	3,966,275
Emerging Markets Equity Fund	1,541,775,907	1,257,926,874	—	—	1,541,775,907	1,257,926,874
Emerging Markets Multi-Sector Bond Fund	20,391,774	23,778,522	—	—	20,391,774	23,778,522
International Multi-Cap Value Fund	1,267,468,627	1,128,263,273	—	—	1,267,468,627	1,128,263,273
International Stock Fund	1,386,886,277	542,188,332	—	—	1,386,886,277	542,188,332
Securitized Income Fund	18,176,348	46,778,823	8,278,141	4,743,835	26,454,489	51,522,658
Tax-Aware Bond Fund	80,643,597	104,152,207	172,488,174	184,698,936	253,131,771	288,851,143
US MidCap Opportunities Fund	159,446,477	193,350,525	—	—	159,446,477	193,350,525
US Small Cap Opportunities Fund	67,450,446	67,109,881	—	—	67,450,446	67,109,881
13.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2022 and the year ended October 31, 2021:

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
China A Fund
Class A
Shares Sold	4,911	$ 77,248	79,611	$ 1,298,148
Shares Issued for Reinvested Dividends	496	8,251	3,414	51,074
Shares Redeemed	(13,062)	(201,072)	(58,087)	(925,156)
Net Increase (Decrease)	(7,655)	(115,573)	24,938	424,066
Class C
Shares Sold	—	$ —	401	$ 6,000
Shares Issued for Reinvested Dividends	164	2,700	1,166	17,324
Shares Redeemed	(88)	(1,296)	(636)	(10,083)
Net Increase (Decrease)	76	1,404	931	13,241
Class I
Shares Sold	408,413	$ 6,461,738	559,782	$ 9,060,215
Shares Issued for Reinvested Dividends	6,197	103,128	1,578	23,649
Shares Redeemed	(179,208)	(2,614,381)	(81,523)	(1,288,921)
Net Increase (Decrease)	235,402	3,950,485	479,837	7,794,943
Class Y
Shares Sold	18,032	$ 291,209	1,609,643	$ 26,810,000
Shares Issued for Reinvested Dividends	2,396	39,890	1,078	16,158
Shares Redeemed	(679)	(8,795)	(1,431,981)	(23,642,005)
Net Increase (Decrease)	19,749	322,304	178,740	3,184,153
105

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class F
Shares Sold	959,783	$ 13,875,134	4,287,332	$ 69,076,976
Shares Issued for Reinvested Dividends	53,977	899,258	21,609	324,076
Shares Redeemed	(293,630)	(4,178,569)	(518,930)	(8,268,522)
Net Increase (Decrease)	720,130	10,595,823	3,790,011	61,132,530
Total Net Increase (Decrease)	967,702	$ 14,754,443	4,474,457	$ 72,548,933
Diversified Emerging Markets Fund(1)
Class A(2)
Shares Sold	1,061	$ 10,000	—	$ —
Net Increase (Decrease)	1,061	10,000	—	—
Class C(2)
Shares Sold	1,061	$ 10,000	—	$ —
Net Increase (Decrease)	1,061	10,000	—	—
Class I(2)
Shares Sold	1,061	$ 10,000	—	$ —
Net Increase (Decrease)	1,061	10,000	—	—
Class Y(2)
Shares Sold	1,061	$ 10,000	—	$ —
Net Increase (Decrease)	1,061	10,000	—	—
Class F(2)
Shares Sold	1,061	$ 10,000	—	$ —
Net Increase (Decrease)	1,061	10,000	—	—
Class SDR
Shares Sold	222	$ 2,130	1,000,001	$ 10,000,010
Shares Issued for Reinvested Dividends	2,576	25,504	—	—
Shares Redeemed	(5,308)	(50,000)	(1)	(10)
Net Increase (Decrease)	(2,510)	(22,366)	1,000,000	10,000,000
Total Net Increase (Decrease)	2,795	$ 27,634	1,000,000	$ 10,000,000
Emerging Markets Equity Fund
Class A
Shares Sold	1,447,465	$ 26,841,622	36,308,664	$ 733,571,336
Shares Issued for Reinvested Dividends	5,507	104,621	258,333	5,148,579
Shares Redeemed	(1,211,015)	(22,333,521)	(35,276,754)	(754,119,916)
Net Increase (Decrease)	241,957	4,612,722	1,290,243	(15,400,001)
Class C
Shares Sold	22,886	$ 430,740	123,952	$ 2,605,435
Shares Issued for Reinvested Dividends	1,281	23,946	—	—
Shares Redeemed	(38,829)	(685,540)	(97,854)	(1,992,405)
Net Increase (Decrease)	(14,662)	(230,854)	26,098	613,030
Class I
Shares Sold	27,846,455	$ 517,459,921	56,431,151	$ 1,193,073,411
Shares Issued for Reinvested Dividends	707,597	13,366,510	464,881	9,279,021
Shares Redeemed	(20,375,694)	(373,763,352)	(25,131,200)	(525,557,724)
Net Increase (Decrease)	8,178,358	157,063,079	31,764,832	676,794,708
Class R3
Shares Sold	372	$ 6,832	645	$ 13,351
Shares Issued for Reinvested Dividends	37	703	17	330
Shares Redeemed	(327)	(6,125)	(792)	(14,775)
Net Increase (Decrease)	82	1,410	(130)	(1,094)
Class R4
Shares Sold	32,725	$ 609,281	59,355	$ 1,241,955
Shares Issued for Reinvested Dividends	2,734	51,898	1,894	37,977
Shares Redeemed	(19,412)	(345,360)	(49,612)	(1,048,202)
Net Increase (Decrease)	16,047	315,819	11,637	231,730
106

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	1,643	$ 30,653	4,821	$ 105,573
Shares Issued for Reinvested Dividends	268	5,061	146	2,909
Shares Redeemed	(1,377)	(24,739)	(3,234)	(66,710)
Net Increase (Decrease)	534	10,975	1,733	41,772
Class Y
Shares Sold	73,382,440	$ 1,334,297,772	56,182,329	$ 1,188,725,143
Shares Issued for Reinvested Dividends	691,784	13,102,388	27,484	550,220
Shares Redeemed	(63,397,232)	(1,115,615,167)	(41,414,742)	(832,689,032)
Net Increase (Decrease)	10,676,992	231,784,993	14,795,071	356,586,331
Class F
Shares Sold	8,180,677	$ 151,054,275	22,506,430	$ 474,432,411
Shares Issued for Reinvested Dividends	119,591	2,259,074	171,016	3,411,762
Shares Redeemed	(7,772,904)	(143,611,236)	(20,567,063)	(417,122,964)
Net Increase (Decrease)	527,364	9,702,113	2,110,383	60,721,209
Class SDR
Shares Sold	15,095,688	$ 279,902,751	59,760,937	$ 1,249,192,389
Shares Issued for Reinvested Dividends	1,576,441	29,826,253	687,644	13,746,007
Shares Redeemed	(11,276,928)	(206,640,472)	(19,170,448)	(394,374,428)
Net Increase (Decrease)	5,395,201	103,088,532	41,278,133	868,563,968
Total Net Increase (Decrease)	25,021,873	$ 506,348,789	91,278,000	$ 1,948,151,653
Emerging Markets Multi-Sector Bond Fund
Class A
Shares Sold	5,038	$ 39,763	47,327	$ 412,229
Shares Issued for Reinvested Dividends	4,288	32,575	8,151	69,539
Shares Redeemed	(28,883)	(234,663)	(75,660)	(659,703)
Net Increase (Decrease)	(19,557)	(162,325)	(20,182)	(177,935)
Class C
Shares Sold	—	$ —	3,257	$ 28,142
Shares Issued for Reinvested Dividends	279	2,127	682	5,800
Shares Redeemed	(5,712)	(42,801)	(13,769)	(116,669)
Net Increase (Decrease)	(5,433)	(40,674)	(9,830)	(82,727)
Class I
Shares Sold	366,572	$ 2,919,507	1,037,078	$ 8,815,527
Shares Issued for Reinvested Dividends	50,465	387,100	94,845	808,423
Shares Redeemed	(1,149,857)	(8,683,798)	(1,422,965)	(12,291,788)
Net Increase (Decrease)	(732,820)	(5,377,191)	(291,042)	(2,667,838)
Class R3
Shares Sold	324	$ 2,583	95	$ 814
Shares Issued for Reinvested Dividends	94	717	132	1,124
Shares Redeemed	(2)	(18)	(4)	(35)
Net Increase (Decrease)	416	3,282	223	1,903
Class R4
Shares Issued for Reinvested Dividends	35	$ 264	52	$ 447
Net Increase (Decrease)	35	264	52	447
Class R5
Shares Issued for Reinvested Dividends	38	$ 282	56	$ 484
Net Increase (Decrease)	38	282	56	484
Class Y
Shares Sold	32,192	$ 263,590	53,623	$ 450,000
Shares Issued for Reinvested Dividends	10,576	80,135	12,859	109,352
Shares Redeemed	(3,192)	(22,790)	—	—
Net Increase (Decrease)	39,576	320,935	66,482	559,352
Class F
Shares Issued for Reinvested Dividends	46	$ 327	71	$ 563
Net Increase (Decrease)	46	327	71	563
107

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class SDR
Shares Sold	34,974	$ 276,336	1,855,889	$ 15,638,325
Shares Issued for Reinvested Dividends	69,431	526,624	127,085	1,083,054
Shares Redeemed	(54,186)	(416,013)	(3,676,965)	(31,301,994)
Net Increase (Decrease)	50,219	386,947	(1,693,991)	(14,580,615)
Total Net Increase (Decrease)	(667,480)	$ (4,868,153)	(1,948,161)	$ (16,946,366)
International Multi-Cap Value Fund
Class A
Shares Sold	2,484,603	$ 25,538,667	3,119,668	$ 31,670,732
Shares Issued for Reinvested Dividends	150,481	1,544,705	192,316	1,906,426
Shares Redeemed	(907,926)	(9,195,129)	(2,158,176)	(21,202,027)
Net Increase (Decrease)	1,727,158	17,888,243	1,153,808	12,375,131
Class C
Shares Sold	248,947	$ 2,581,990	192,389	$ 1,951,130
Shares Issued for Reinvested Dividends	15,823	161,542	22,890	223,413
Shares Redeemed	(197,916)	(1,993,603)	(427,573)	(4,192,351)
Net Increase (Decrease)	66,854	749,929	(212,294)	(2,017,808)
Class I
Shares Sold	15,627,549	$ 160,235,657	27,019,314	$ 273,064,831
Shares Issued for Reinvested Dividends	1,055,244	10,821,128	1,579,191	15,688,134
Shares Redeemed	(9,665,021)	(98,007,259)	(28,763,882)	(283,248,146)
Net Increase (Decrease)	7,017,772	73,049,526	(165,377)	5,504,819
Class R3
Shares Sold	230,244	$ 2,337,057	451,422	$ 4,539,473
Shares Issued for Reinvested Dividends	21,877	223,966	33,416	328,548
Shares Redeemed	(241,048)	(2,431,051)	(547,780)	(5,546,589)
Net Increase (Decrease)	11,073	129,972	(62,942)	(678,568)
Class R4
Shares Sold	48,803	$ 495,066	345,107	$ 3,431,953
Shares Issued for Reinvested Dividends	7,795	79,876	10,331	103,502
Shares Redeemed	(72,055)	(715,901)	(83,743)	(835,688)
Net Increase (Decrease)	(15,457)	(140,959)	271,695	2,699,767
Class R5
Shares Sold	205,317	$ 2,099,478	554,831	$ 5,385,186
Shares Issued for Reinvested Dividends	27,174	278,533	48,233	473,876
Shares Redeemed	(516,776)	(5,306,542)	(1,044,634)	(10,154,724)
Net Increase (Decrease)	(284,285)	(2,928,531)	(441,570)	(4,295,662)
Class Y
Shares Sold	7,040,974	$ 72,412,772	11,839,608	$ 116,506,159
Shares Issued for Reinvested Dividends	468,832	4,807,410	640,600	6,350,181
Shares Redeemed	(2,496,956)	(25,340,841)	(6,086,109)	(62,073,760)
Net Increase (Decrease)	5,012,850	51,879,341	6,394,099	60,782,580
Class F
Shares Sold	9,049,201	$ 92,764,208	19,714,834	$ 200,134,513
Shares Issued for Reinvested Dividends	679,989	6,979,823	914,358	9,110,634
Shares Redeemed	(8,272,403)	(84,919,224)	(10,673,807)	(106,051,569)
Net Increase (Decrease)	1,456,787	14,824,807	9,955,385	103,193,578
Class SDR
Shares Sold	13,626,473	$ 138,727,930	36,805,961	$ 364,572,607
Shares Issued for Reinvested Dividends	1,305,534	13,375,501	1,978,197	19,582,590
Shares Redeemed	(15,020,860)	(153,091,186)	(28,732,672)	(284,955,477)
Net Increase (Decrease)	(88,853)	(987,755)	10,051,486	99,199,720
Total Net Increase (Decrease)	14,903,899	$ 154,464,573	26,944,290	$ 276,763,557
108

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
International Stock Fund
Class A
Shares Sold	3,172,548	$ 56,374,808	8,837,396	$ 158,876,977
Shares Issued for Reinvested Dividends	241,771	4,491,371	1,911	32,461
Shares Redeemed	(1,706,176)	(30,027,099)	(1,944,352)	(35,151,106)
Net Increase (Decrease)	1,708,143	30,839,080	6,894,955	123,758,332
Class C
Shares Sold	252,154	$ 4,285,907	740,492	$ 12,700,219
Shares Issued for Reinvested Dividends	10,583	184,799	—	—
Shares Redeemed	(76,526)	(1,273,682)	(82,030)	(1,412,935)
Net Increase (Decrease)	186,211	3,197,024	658,462	11,287,284
Class I
Shares Sold	58,252,794	$ 982,762,618	87,401,083	$ 1,526,402,071
Shares Issued for Reinvested Dividends	1,930,718	34,706,711	128,684	2,114,283
Shares Redeemed	(29,234,751)	(487,602,794)	(18,010,716)	(319,129,489)
Net Increase (Decrease)	30,948,761	529,866,535	69,519,051	1,209,386,865
Class R3
Shares Sold	14,910	$ 247,665	35,715	$ 599,480
Shares Issued for Reinvested Dividends	900	16,059	—	—
Shares Redeemed	(8,359)	(144,079)	(24,649)	(436,671)
Net Increase (Decrease)	7,451	119,645	11,066	162,809
Class R4
Shares Sold	69,484	$ 1,226,984	55,476	$ 972,356
Shares Issued for Reinvested Dividends	4,048	72,581	43	701
Shares Redeemed	(11,415)	(193,176)	(32,578)	(571,973)
Net Increase (Decrease)	62,117	1,106,389	22,941	401,084
Class R5
Shares Sold	367,623	$ 6,373,195	610,480	$ 10,516,058
Shares Issued for Reinvested Dividends	27,948	502,674	3,171	52,125
Shares Redeemed	(161,485)	(2,701,245)	(173,831)	(3,084,332)
Net Increase (Decrease)	234,086	4,174,624	439,820	7,483,851
Class Y
Shares Sold	1,611,815	$ 28,037,714	9,099,927	$ 157,454,989
Shares Issued for Reinvested Dividends	266,396	4,802,050	20,632	340,017
Shares Redeemed	(1,871,724)	(31,041,813)	(594,350)	(10,590,133)
Net Increase (Decrease)	6,487	1,797,951	8,526,209	147,204,873
Class F
Shares Sold	14,739,220	$ 252,165,098	24,072,686	$ 422,064,011
Shares Issued for Reinvested Dividends	743,026	13,374,470	60,241	990,360
Shares Redeemed	(4,361,046)	(73,650,658)	(3,069,438)	(53,817,085)
Net Increase (Decrease)	11,121,200	191,888,910	21,063,489	369,237,286
Class SDR
Shares Sold	11,758,381	$ 202,742,688	17,507,759	$ 305,654,018
Shares Issued for Reinvested Dividends	501,264	9,014,558	51,342	843,556
Shares Redeemed	(1,959,626)	(33,534,726)	(3,315,061)	(58,859,246)
Net Increase (Decrease)	10,300,019	178,222,520	14,244,040	247,638,328
Total Net Increase (Decrease)	54,574,475	$ 941,212,678	121,380,033	$ 2,116,560,712
Securitized Income Fund
Class A
Shares Sold	234,425	$ 2,287,482	121,794	$ 1,209,452
Shares Issued for Reinvested Dividends	4,829	47,095	8,519	84,434
Shares Redeemed	(241,688)	(2,352,186)	(176,058)	(1,751,542)
Net Increase (Decrease)	(2,434)	(17,609)	(45,745)	(457,656)
Class C
Shares Sold	3,621	$ 34,994	22,841	$ 226,983
Shares Issued for Reinvested Dividends	209	2,032	329	3,248
Shares Redeemed	(4,410)	(42,216)	(24,701)	(245,738)
Net Increase (Decrease)	(580)	(5,190)	(1,531)	(15,507)
109

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class I
Shares Sold	1,941,241	$ 18,996,707	5,640,264	$ 56,021,872
Shares Issued for Reinvested Dividends	82,950	807,704	130,288	1,291,127
Shares Redeemed	(4,181,566)	(40,713,836)	(3,450,666)	(34,224,582)
Net Increase (Decrease)	(2,157,375)	(20,909,425)	2,319,886	23,088,417
Class Y
Shares Sold	—	$ —	82,467	$ 817,254
Shares Issued for Reinvested Dividends	4,543	44,154	7,346	72,758
Shares Redeemed	—	—	(31,177)	(309,365)
Net Increase (Decrease)	4,543	44,154	58,636	580,647
Class F
Shares Issued for Reinvested Dividends	2,386	$ 23,177	4,014	$ 39,737
Net Increase (Decrease)	2,386	23,177	4,014	39,737
Class SDR
Shares Sold	—	$ —	754,606	$ 7,478,000
Shares Issued for Reinvested Dividends	13,439	130,482	16,390	162,354
Shares Redeemed	(688,023)	(6,729,000)	—	—
Net Increase (Decrease)	(674,584)	(6,598,518)	770,996	7,640,354
Total Net Increase (Decrease)	(2,828,044)	$ (27,463,411)	3,106,256	$ 30,875,992
Tax-Aware Bond Fund
Class A
Shares Sold	514,367	$ 5,547,422	1,741,910	$ 19,878,259
Shares Issued for Reinvested Dividends	106,095	1,168,835	126,621	1,442,775
Shares Redeemed	(1,373,784)	(14,770,471)	(1,179,190)	(13,432,195)
Net Increase (Decrease)	(753,322)	(8,054,214)	689,341	7,888,839
Class C
Shares Sold	2,629	$ 29,569	70,850	$ 808,470
Shares Issued for Reinvested Dividends	9,109	101,046	11,340	129,366
Shares Redeemed	(182,719)	(2,002,984)	(156,997)	(1,790,148)
Net Increase (Decrease)	(170,981)	(1,872,369)	(74,807)	(852,312)
Class I
Shares Sold	5,598,717	$ 60,297,904	9,285,209	$ 105,989,966
Shares Issued for Reinvested Dividends	379,465	4,173,185	518,954	5,918,013
Shares Redeemed	(7,995,461)	(86,789,238)	(9,814,495)	(111,991,453)
Net Increase (Decrease)	(2,017,279)	(22,318,149)	(10,332)	(83,474)
Class Y
Shares Sold	6,178	$ 68,000	6,206	$ 70,000
Shares Issued for Reinvested Dividends	542	5,964	486	5,542
Shares Redeemed	(6,307)	(68,214)	(6)	(67)
Net Increase (Decrease)	413	5,750	6,686	75,475
Class F
Shares Sold	1,016,231	$ 10,848,643	1,578,206	$ 18,003,067
Shares Issued for Reinvested Dividends	70,118	772,261	79,668	908,464
Shares Redeemed	(1,233,699)	(13,255,508)	(915,304)	(10,439,970)
Net Increase (Decrease)	(147,350)	(1,634,604)	742,570	8,471,561
Class SDR
Shares Sold	101,808	$ 1,066,500	806,356	$ 9,185,200
Shares Issued for Reinvested Dividends	73,286	810,215	84,192	960,177
Shares Redeemed	(172,369)	(1,847,108)	(600,601)	(6,852,354)
Net Increase (Decrease)	2,725	29,607	289,947	3,293,023
Total Net Increase (Decrease)	(3,085,794)	$ (33,843,979)	1,643,405	$ 18,793,112
US MidCap Opportunities Fund
Class A
Shares Sold	869,794	$ 15,658,009	1,210,595	$ 22,793,512
Shares Issued for Reinvested Dividends	829,476	15,005,217	4,107	69,120
Shares Redeemed	(549,008)	(9,913,699)	(927,065)	(17,122,126)
Net Increase (Decrease)	1,150,262	20,749,527	287,637	5,740,506
110

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class C
Shares Sold	92,305	$ 1,635,762	288,995	$ 5,282,477
Shares Issued for Reinvested Dividends	422,177	7,628,739	—	—
Shares Redeemed	(283,755)	(5,034,937)	(618,074)	(11,506,800)
Net Increase (Decrease)	230,727	4,229,564	(329,079)	(6,224,323)
Class I
Shares Sold	2,625,933	$ 48,989,691	4,168,468	$ 79,622,315
Shares Issued for Reinvested Dividends	3,062,689	58,169,249	70,646	1,237,010
Shares Redeemed	(4,000,093)	(74,296,305)	(6,184,627)	(118,224,917)
Net Increase (Decrease)	1,688,529	32,862,635	(1,945,513)	(37,365,592)
Class R3
Shares Sold	3,369	$ 61,337	58,182	$ 1,003,819
Shares Issued for Reinvested Dividends	15,594	288,955	—	—
Shares Redeemed	(8,094)	(155,508)	(21,164)	(409,218)
Net Increase (Decrease)	10,869	194,784	37,018	594,601
Class R4
Shares Sold	1,612	$ 29,336	5,663	$ 117,506
Shares Issued for Reinvested Dividends	6,187	116,572	—	—
Shares Redeemed	(969)	(17,985)	(3,200)	(62,093)
Net Increase (Decrease)	6,830	127,923	2,463	55,413
Class R5
Shares Sold	10,385	$ 190,462	9,243	$ 172,463
Shares Issued for Reinvested Dividends	5,372	101,815	217	3,796
Shares Redeemed	(43,829)	(828,533)	(49,797)	(904,365)
Net Increase (Decrease)	(28,072)	(536,256)	(40,337)	(728,106)
Class Y
Shares Sold	107,843	$ 2,035,677	477,180	$ 9,436,657
Shares Issued for Reinvested Dividends	566,051	10,739,169	14,753	258,023
Shares Redeemed	(634,640)	(12,337,835)	(1,738,687)	(34,340,663)
Net Increase (Decrease)	39,254	437,011	(1,246,754)	(24,645,983)
Class F
Shares Sold	805,675	$ 15,020,447	1,124,576	$ 22,004,533
Shares Issued for Reinvested Dividends	598,731	11,385,089	15,153	265,184
Shares Redeemed	(556,003)	(10,569,408)	(909,052)	(17,727,319)
Net Increase (Decrease)	848,403	15,836,128	230,677	4,542,398
Class SDR
Shares Sold	264,666	$ 4,911,604	451,019	$ 8,872,003
Shares Issued for Reinvested Dividends	262,523	5,002,444	10,018	175,615
Shares Redeemed	(919,169)	(19,368,328)	(576,471)	(11,189,037)
Net Increase (Decrease)	(391,980)	(9,454,280)	(115,434)	(2,141,419)
Total Net Increase (Decrease)	3,554,822	$ 64,447,036	(3,119,322)	$ (60,172,505)
US Small Cap Opportunities Fund
Class A
Shares Sold	122,411	$ 3,667,544	277,286	$ 8,677,102
Shares Issued for Reinvested Dividends	141,116	4,237,705	—	—
Shares Redeemed	(121,605)	(3,609,632)	(155,738)	(4,695,935)
Net Increase (Decrease)	141,922	4,295,617	121,548	3,981,167
Class C
Shares Sold	4,255	$ 123,050	35,829	$ 1,124,826
Shares Issued for Reinvested Dividends	30,168	912,294	—	—
Shares Redeemed	(28,030)	(838,804)	(77,129)	(2,416,272)
Net Increase (Decrease)	6,393	196,540	(41,300)	(1,291,446)
Class I
Shares Sold	1,027,425	$ 31,870,447	1,618,994	$ 54,075,726
Shares Issued for Reinvested Dividends	671,069	21,440,668	2,920	85,749
Shares Redeemed	(1,173,235)	(37,172,265)	(1,350,665)	(44,554,890)
Net Increase (Decrease)	525,259	16,138,850	271,249	9,606,585
111

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	5,433	$ 181,967	41,262	$ 1,394,324
Shares Issued for Reinvested Dividends	4,702	146,935	—	—
Shares Redeemed	(4,202)	(138,182)	(11,574)	(370,424)
Net Increase (Decrease)	5,933	190,720	29,688	1,023,900
Class R4
Shares Sold	2,845	$ 87,034	17,843	$ 622,180
Shares Issued for Reinvested Dividends	2,384	75,585	—	—
Shares Redeemed	(4,454)	(143,543)	(4,761)	(161,866)
Net Increase (Decrease)	775	19,076	13,082	460,314
Class R5
Shares Sold	2,600	$ 82,886	11,260	$ 367,453
Shares Issued for Reinvested Dividends	2,282	72,804	16	462
Shares Redeemed	(12,829)	(386,315)	(3,825)	(131,445)
Net Increase (Decrease)	(7,947)	(230,625)	7,451	236,470
Class Y
Shares Sold	148,819	$ 4,757,165	304,107	$ 10,256,879
Shares Issued for Reinvested Dividends	121,793	3,890,069	945	27,753
Shares Redeemed	(109,686)	(3,448,962)	(185,283)	(6,074,145)
Net Increase (Decrease)	160,926	5,198,272	119,769	4,210,487
Class F
Shares Sold	78,160	$ 2,459,992	205,102	$ 6,865,644
Shares Issued for Reinvested Dividends	56,854	1,819,314	877	25,755
Shares Redeemed	(66,428)	(2,106,660)	(132,190)	(4,388,595)
Net Increase (Decrease)	68,586	2,172,646	73,789	2,502,804
Class SDR
Shares Sold	185,730	$ 5,587,147	122,265	$ 4,008,157
Shares Issued for Reinvested Dividends	109,288	3,501,576	1,960	57,632
Shares Redeemed	(54,899)	(1,714,418)	(122,234)	(4,073,605)
Net Increase (Decrease)	240,119	7,374,305	1,991	(7,816)
Total Net Increase (Decrease)	1,141,966	$ 35,355,401	597,267	$ 20,722,465

(1)	Diversified Emerging Markets Fund commenced operations on September 30, 2021.
(2)	Classes A, C, I, Y and F of the Diversified Emerging Markets Fund commenced operations on February 28, 2022.
14.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 3, 2022. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. Prior to March 3, 2022, each Fund (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2022, none of the Funds that participate in the committed line of credit had borrowings under this facility.
15.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
112

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

16.	Recent Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.
17.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
113

Hartford Schroders Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
114

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
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may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:
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As allowed by law, we may share Personal Financial Information with our affiliates to:
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to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
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who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
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between us and one or more financial institutions.
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For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
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as required by law.
We only disclose Personal Health Information with:
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b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
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d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
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Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
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e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
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c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2022), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2022

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Schroder Investment Management North America Inc. Schroder Investment Management North America Ltd. serves as a sub-sub adviser to certain Funds. HFD and HFMC are not affiliated with Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd.
MFSAR-HSE22    06/22     2239058    Printed in the U.S.A.

Hartford Schroders
Sustainable Core Bond Fund
Semi-Annual Report
April 30, 2022 (Unaudited)

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Mutual Funds. The following is the Fund's Semi-Annual Report that covers the period from November 1, 2021 through April 30, 2022.
Market Review
During the six months ended April 30, 2022, U.S. stocks, as measured by the S&P 500 Index,1 lost 9.65%. It’s been a difficult period for equities as U.S. and global policymakers have had to contend with the realities of persistent inflation, the gradual removal of fiscal and monetary support from the economy, an uneven winding down of pandemic restrictions, and a grinding war between Russia and Ukraine that has scrambled markets and heightened volatility.
The inflationary surge that began in mid-2021 became the dominant economic story for the period ended April 30, 2022 as nearly each monthly rise in the Consumer Price Index (CPI)2 exceeded the numbers reported in the previous month. By April 2022, the annual inflation rate, as measured by the CPI, rose by 8.3% a small retreat from the 8.5% CPI report from the previous month, but, nonetheless, a level of inflation not seen since the 1980s as prices for gasoline, food, and housing continued to increase.
The market’s early 2022 struggles stood in sharp contrast with the 28.71% annual return delivered by the S&P 500 Index for 2021. Even as equities were posting positive returns last year, the U.S. Federal Reserve (Fed) in December 2021 was already starting to implement a plan to reduce the $120 billion-per-month asset purchases that had been used to bolster an economy rocked by the pandemic in early 2020.
In March 2022, the Fed officially raised the federal funds rate by a quarter-percent. However, subsequent Fed minutes revealed that a number of the Federal Open Markets Committee members had grown alarmed by the accelerating inflation numbers and seemed to favor even more aggressive rate increases. By the period’s end, several rate hikes of at least a half-percent were priced into analysts’ expectations.
The signature event of the period was the February 24, 2022 invasion of Ukraine by Russia’s armed forces. The war caused an immediate spike in worldwide oil and commodity prices as Western nations joined together to impose economic sanctions against Russia. Early on, the Biden administration announced an embargo on Russian crude-oil imports, but then moved to ease the impact on domestic gasoline prices by releasing a million barrels of oil per day from the nation’s strategic petroleum reserve.
As the period ended, equity markets continued to display heightened volatility. Although the unemployment rate settled in at 3.6% in March and April of 2022 after a pair of strong job reports, the bond market also flashed signals that were interpreted to indicate that an overheated economy could lead to recession further down the road.
As 2022 progresses, it seems clear that inflationary pressures, Fed policy, and geopolitical tensions will continue to have a major impact on investments. Nowadays, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Schroders Sustainable Core Bond Fund

Hartford Schroders Sustainable Core Bond Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 01/31/2018 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks long-term total return consistent with the preservation of capital while giving special consideration to certain sustainability criteria.
Average Annual Total Returns
for the Period Ended 04/30/2022
	Six Months[1]	1 Year	Since Inception[2]
Class I	-10.11%	-8.97%	1.69%
Class R3	-10.17%	-9.00%	1.68%
Class R4	-10.13%	-8.97%	1.69%
Class R5	-10.00%	-8.83%	1.73%
Class Y	-10.15%	-9.02%	1.68%
Class F	-9.95%	-8.78%	1.74%
Class SDR	-10.03%	-8.86%	1.72%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.24%

[1]	Not annualized.
[2]	Inception for Class Y: 06/29/2020. Inception for Class SDR: 01/31/2018. Inception for Class I, Class R3, Class R4, Class R5 and Class F: 11/12/2021. Cumulative returns are not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective after the close of business on 11/12/2021, the Schroder Core Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 11/12/2021 is that of the Predecessor Fund. Prior to the reorganization of the Predecessor Fund with and into the Fund, Class SDR shares were called R6 Shares and Class Y shares were called Investor Shares.
Class I shares commenced operations on 11/12/2021 and performance prior to this date reflects the historical performance, fees and expenses of the Predecessor Fund’s Investor Shares and, prior to 06/29/2020 (the inception date of the Predecessor Fund’s Investor Shares), the historical performance, fees and expenses of the Predecessor Fund’s R6 Shares.
Class R3, Class R4, Class R5 and Class F shares commenced operations on 11/12/2021 and performance prior to this date reflects the historical performance, fees and expenses of the Predecessor Fund’s R6 Shares.
Performance for Class Y shares prior to 06/29/2020 (the inception date of the Predecessor Fund’s Investor Shares) reflects the historical performance, fees and expenses of R6 Shares of the Predecessor Fund.
The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 11/12/2021.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class I	0.61%	0.51%
Class R3	1.22%	1.06%
Class R4	0.92%	0.76%
Class R5	0.61%	0.46%
Class Y	0.61%	0.40%
Class F	0.51%	0.36%
Class SDR	0.51%	0.32%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 for Classes I, R3, R4, R5 and F, and 11/15/2023 for Classes Y and SDR unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Mortgage-related and asset-backed securities' risks include credit, interest-rate, prepayment, and extension risk. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. • Applying sustainability criteria to the investment process may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. There is a risk that the securities identified by the sub-adviser as meeting its sustainable investing criteria do not operate as anticipated. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor's tax liability. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Investments in high-yield ("junk") bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate.

2

Hartford Schroders Sustainable Core Bond Fund
 Fund Overview – (continued)
 April 30, 2022 (Unaudited)

Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	2.5%
Corporate Bonds	61.4
Foreign Government Obligations	0.8
Municipal Bonds	1.0
U.S. Government Agencies(2)	15.0
U.S. Government Securities	18.5
Total	99.2%
Short-Term Investments	0.1
Other Assets & Liabilities	0.7
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2022.
3

Hartford Schroders Sustainable Core Bond Fund
Benchmark Glossary (Unaudited)

Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
4

Hartford Schroders Sustainable Core Bond Fund
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2021 through April 30, 2022, except as noted below. To the extent the Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of the Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
Hartford Schroders Sustainable Core Bond Fund
Class I(1)	$ 1,000.00	$ 899.80	$ 1.85(2)	$ 1,000.00	$ 1,022.76	$ 2.11(3)	0.42%
Class R3(1)	$ 1,000.00	$ 899.20	$ 3.04(2)	$ 1,000.00	$ 1,021.37	$ 3.46(3)	0.69%
Class R4(1)	$ 1,000.00	$ 899.50	$ 2.64(2)	$ 1,000.00	$ 1,021.82	$ 3.01(3)	0.60%
Class R5(1)	$ 1,000.00	$ 900.90	$ 2.02(2)	$ 1,000.00	$ 1,022.56	$ 2.31(3)	0.46%
Class Y	$ 1,000.00	$ 899.50	$ 1.88	$ 1,000.00	$ 1,022.81	$ 2.01	0.40%
Class F(1)	$ 1,000.00	$ 901.40	$ 1.59(2)	$ 1,000.00	$ 1,023.01	$ 1.81(3)	0.36%
Class SDR	$ 1,000.00	$ 899.70	$ 1.51	$ 1,000.00	$ 1,023.21	$ 1.61	0.32%

(1)	Commenced operations on November 12, 2021.
(2)	Expenses paid during the period from November 12, 2021 (commencement of operations) through April 30, 2022.
(3)	Please note that while the Class commenced operations on November 12, 2021, the hypothetical expenses paid during the period reflect projected activity for the full six-month period for purposes of comparability. This projection assumes that annualized expense ratio were in effect during the period November 1, 2021 to April 30, 2022.
5

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%
	Asset-Backed - Finance & Insurance - 2.0%
$ 486,000	Cedar Funding VI CLO Ltd. 2.11%, 04/20/2034, 3 mo. USD LIBOR + 1.050%(1)(2)	$ 479,461
500,000	Dewolf Park CLO Ltd. 1.96%, 10/15/2030, 3 mo. USD LIBOR + 0.920%(1)(2)	497,080
800,000	Madison Park Funding XVIII Ltd. 2.04%, 10/21/2030, 3 mo. USD LIBOR + 0.940%(1)(2)	796,414
600,000	Madison Park Funding XXVI Ltd. 1.50%, 07/29/2030, 3 mo. USD LIBOR + 1.200%(1)(2)	598,592
250,000	Octagon Investment Partners 30 Ltd. 2.06%, 03/17/2030, 3 mo. USD LIBOR + 1.000%(1)(2)	248,414
		2,619,961
	Other Asset-Backed Securities - 0.4%
606,000	Goldentree Loan Management U.S. CLO Ltd. 1.97%, 11/20/2030, 3 mo. USD LIBOR + 0.910%(1)(2)	600,750
11,956	Towd Point Mortgage Trust 2.75%, 04/25/2057(1)(3)	11,927
		612,677
	Whole Loan Collateral CMO - 0.1%
	Towd Point Mortgage Trust
53,102	2.75%, 06/25/2057(1)(3)	52,240
71,456	2.75%, 07/25/2057(1)(3)	71,312
		123,552
	Total Asset & Commercial Mortgage-Backed Securities (cost $3,379,253)	$ 3,356,190
CORPORATE BONDS - 61.4%
	Auto Manufacturers - 3.0%
772,000	BMW US Capital LLC 3.25%, 04/01/2025(1)	$ 764,061
223,000	General Motors Co. 6.13%, 10/01/2025	235,538
	General Motors Financial Co., Inc.
983,000	1.50%, 06/10/2026	875,707
955,000	2.40%, 10/15/2028	818,018
226,000	3.25%, 01/05/2023	226,955
1,202,000	Hyundai Capital America 1.50%, 06/15/2026(1)	1,078,638
		3,998,917
	Auto Parts & Equipment - 0.8%
278,000	Aptiv plc / Aptiv Corp. 3.25%, 03/01/2032	245,552
53,000	Magna International, Inc. 4.15%, 10/01/2025	53,875
922,000	Tyco Electronics Group S.A. 2.50%, 02/04/2032	817,016
		1,116,443
	Beverages - 0.7%
583,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	575,947
433,000	JDE Peet's N.V. 1.38%, 01/15/2027(1)	378,010
		953,957
	Biotechnology - 0.6%
800,000	Amgen, Inc. 3.00%, 02/22/2029	750,708
	Commercial Banks - 23.5%
200,000	Banco Santander S.A. 1.72%, 09/14/2027, (1.72% fixed rate until 09/14/2026; 12 mo. USD CMT + 0.900% thereafter)(2)(4)	176,074
	Bank of America Corp.
30,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(4)	28,896
374,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(4)	316,353
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 61.4% - (continued)
	Commercial Banks - 23.5% - (continued)
$ 349,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(4)	$ 348,223
371,000	3.25%, 10/21/2027	353,374
1,224,000	3.38%, 04/02/2026, (3.38% fixed rate until 04/02/2025; 3 mo. USD SOFR + 1.330% thereafter)(4)	1,198,092
512,000	3.50%, 04/19/2026	502,892
628,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 year USD CMT + 2.000% thereafter)(2)(4)	559,485
	Bank of Ireland Group plc
1,765,000	2.03%, 09/30/2027, (2.03% fixed rate until 09/30/2026; 12 mo. USD CMT + 1.100% thereafter)(1)(2)(4)	1,555,446
285,000	4.50%, 11/25/2023(1)	286,347
1,136,000	Barclays plc 3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 year USD CMT + 2.900% thereafter)(2)(4)	985,418
	BNP Paribas S.A.
220,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(4)	187,981
733,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(4)	684,251
	Citigroup, Inc.
409,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(4)	385,784
734,000	3.20%, 10/21/2026	709,119
56,000	4.30%, 11/20/2026	55,911
280,000	Credit Agricole S.A. 2.20%, 04/24/2023, 3 mo. USD LIBOR + 1.020%(1)(2)	281,249
678,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(4)	568,329
1,231,000	Danske Bank A/S 1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(2)(4)	1,119,169
	Goldman Sachs Group, Inc.
356,000	1.95%, 10/21/2027, (1.95% fixed rate until 10/21/2026; 3 mo. USD SOFR + 0.913% thereafter)(4)	319,992
1,503,000	2.64%, 02/24/2028, (2.64% fixed rate until 02/24/2027; 3 mo. USD SOFR + 1.114% thereafter)(4)	1,382,416
90,000	3.50%, 11/16/2026	87,998
	HSBC Holdings plc
1,707,000	2.10%, 06/04/2026, (2.10% fixed rate until 06/04/2025; 3 mo. USD SOFR + 1.929% thereafter)(4)	1,596,164
657,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD SOFR + 1.402% thereafter)(4)	632,602
	JP Morgan Chase & Co.
1,105,000	1.58%, 04/22/2027, (1.58% fixed rate until 04/22/2026; 3 mo. USD SOFR + 1.885% thereafter)(4)	1,000,394
689,000	2.01%, 03/13/2026, (2.01% fixed rate until 03/13/2025; 3 mo. USD SOFR + 1.585% thereafter)(4)	649,443

The accompanying notes are an integral part of these financial statements.
6

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 61.4% - (continued)
	Commercial Banks - 23.5% - (continued)
$ 935,000	2.60%, 02/24/2026, (2.60% fixed rate until 02/24/2025; 3 mo. USD SOFR + 0.915% thereafter)(4)	$ 899,935
131,000	2.95%, 10/01/2026	125,641
	Lloyds Banking Group plc
1,539,000	1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 12 mo. USD CMT + 0.850% thereafter)(2)(4)	1,379,540
280,000	2.44%, 02/05/2026, (2.44% fixed rate until 02/05/2025; 12 mo. USD CMT + 1.000% thereafter)(2)(4)	267,399
755,000	3.75%, 03/18/2028, (3.75% fixed rate until 03/18/2027; 12 mo. USD CMT + 1.800% thereafter)(2)(4)	729,222
867,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 3 mo. USD SOFR + 0.910% thereafter)(1)(4)	763,982
	Morgan Stanley
168,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 3 mo. USD SOFR + 0.858% thereafter)(4)	149,680
196,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(4)	176,385
2,033,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 3 mo. USD SOFR + 0.940% thereafter)(4)	1,958,074
614,000	3.63%, 01/20/2027	599,299
236,000	5.30%, 04/20/2037	236,267
	Natwest Group plc
582,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.900% thereafter)(2)(4)	517,839
1,062,000	3.07%, 05/22/2028, (3.07% fixed rate until 05/22/2027; 12 mo. USD CMT + 2.550% thereafter)(2)(4)	985,100
	Santander UK Group Holdings plc
400,000	1.09%, 03/15/2025, (1.09% fixed rate until 03/15/2024; 3 mo. USD SOFR + 0.787% thereafter)(4)	377,767
1,421,000	1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 3 mo. USD SOFR + 0.989% thereafter)(4)	1,262,008
1,346,000	Standard Chartered plc 2.68%, 06/29/2032, (2.68% fixed rate until 06/29/2031; 12 mo. USD CMT + 1.200% thereafter)(1)(2)(4)	1,111,324
1,462,000	UniCredit S.p.A. 3.13%, 06/03/2032, (3.13% fixed rate until 06/03/2031; 12 mo. USD CMT + 1.550% thereafter)(1)(2)(4)	1,209,793
	Wells Fargo & Co.
1,711,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 3 mo. USD SOFR + 2.100% thereafter)(4)	1,558,073
212,000	3.00%, 04/22/2026	204,073
279,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(4)(5)	253,822
420,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 3 mo. USD SOFR + 1.510% thereafter)(4)	403,547
		31,140,172
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 61.4% - (continued)
	Commercial Services - 0.3%
$ 90,000	Moody's Corp. 4.88%, 02/15/2024	$ 92,368
282,000	Quanta Services, Inc. 0.95%, 10/01/2024	264,387
		356,755
	Diversified Financial Services - 1.9%
968,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	805,749
917,000	Ally Financial, Inc. 2.20%, 11/02/2028	795,120
1,049,000	Capital One Financial Corp. 3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 3 mo. USD SOFR + 1.790% thereafter)(4)	954,524
		2,555,393
	Electric - 2.2%
1,443,000	Enel Finance International N.V. 1.88%, 07/12/2028(1)	1,262,641
1,743,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	1,412,970
314,000	Sempra Energy 3.70%, 04/01/2029	301,980
		2,977,591
	Entertainment - 1.1%
	Magallanes, Inc.
946,000	3.76%, 03/15/2027(1)	912,234
570,000	5.05%, 03/15/2042(1)	519,154
		1,431,388
	Environmental Control - 0.8%
1,247,000	Republic Services, Inc. 2.38%, 03/15/2033	1,043,731
	Healthcare - Products - 0.8%
90,000	Abbott Laboratories 3.40%, 11/30/2023	90,847
392,000	Baxter International, Inc. 2.54%, 02/01/2032(1)	334,456
39,000	Boston Scientific Corp. 3.45%, 03/01/2024	39,053
706,000	Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	594,308
		1,058,664
	Healthcare - Services - 1.1%
225,000	Aetna, Inc. 2.80%, 06/15/2023	224,420
11,000	Anthem, Inc. 4.10%, 03/01/2028	11,003
482,000	CommonSpirit Health 3.35%, 10/01/2029	449,021
681,000	HCA, Inc. 3.38%, 03/15/2029(1)	626,434
213,000	Humana, Inc. 3.70%, 03/23/2029	204,546
		1,515,424
	Insurance - 1.3%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,351
228,000	American International Group, Inc. 3.90%, 04/01/2026	227,073
466,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	451,869
203,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	177,577
100,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	99,579
795,000	Guardian Life Global Funding 3.25%, 03/29/2027(1)	777,076
		1,735,525
	IT Services - 0.3%
584,000	Dell International LLC / EMC Corp. 3.38%, 12/15/2041(1)	438,703
	Machinery-Diversified - 0.1%
102,000	Xylem, Inc. 1.95%, 01/30/2028	92,100
	Media - 2.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital
999,000	2.25%, 01/15/2029	852,586

The accompanying notes are an integral part of these financial statements.
7

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 61.4% - (continued)
	Media - 2.2% - (continued)
$ 1,330,000	3.50%, 06/01/2041	$ 974,024
301,000	Comcast Corp. 3.95%, 10/15/2025	304,907
	Discovery Communications LLC
93,000	2.95%, 03/20/2023	92,975
769,000	3.63%, 05/15/2030	705,722
		2,930,214
	Mining - 1.0%
831,000	Anglo American Capital plc 2.25%, 03/17/2028(1)	738,243
644,000	Yamana Gold, Inc. 2.63%, 08/15/2031	542,059
		1,280,302
	Oil & Gas - 0.9%
129,000	Canadian Natural Resources Ltd. 6.25%, 03/15/2038	142,263
	Cenovus Energy, Inc.
631,000	2.65%, 01/15/2032	537,837
163,000	6.75%, 11/15/2039	185,298
380,000	Equinor ASA 2.38%, 05/22/2030	339,219
		1,204,617
	Pharmaceuticals - 1.4%
	AbbVie, Inc.
21,000	3.20%, 11/06/2022	21,068
923,000	3.20%, 11/21/2029	859,782
206,000	3.60%, 05/14/2025	204,767
105,000	3.80%, 03/15/2025	105,144
108,000	3.85%, 06/15/2024	108,955
42,000	Becton Dickinson and Co. 3.73%, 12/15/2024	42,046
160,000	Cardinal Health, Inc. 3.08%, 06/15/2024	158,834
	CVS Health Corp.
223,000	4.25%, 04/01/2050	202,600
41,000	4.30%, 03/25/2028	41,187
79,000	5.05%, 03/25/2048	80,128
		1,824,511
	Pipelines - 1.2%
69,000	Enbridge, Inc. 4.25%, 12/01/2026	69,643
	MPLX L.P.
352,000	4.50%, 04/15/2038	324,315
190,000	5.20%, 03/01/2047	180,530
94,000	ONEOK, Inc. 6.35%, 01/15/2031	102,749
102,000	Phillips 66 Partners L.P. 3.75%, 03/01/2028	99,175
	Plains All American Pipeline L.P. / PAA Finance Corp.
177,000	3.55%, 12/15/2029	161,402
505,000	3.80%, 09/15/2030	467,943
151,000	Williams Cos., Inc. 4.30%, 03/04/2024	152,716
		1,558,473
	Real Estate Investment Trusts - 6.4%
345,000	Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032	283,577
	American Tower Corp.
489,000	2.40%, 03/15/2025	470,325
703,000	3.65%, 03/15/2027	677,640
	Boston Properties L.P.
822,000	2.45%, 10/01/2033	668,298
1,057,000	3.40%, 06/21/2029	988,245
	Crown Castle International Corp.
1,160,000	2.10%, 04/01/2031	941,491
158,000	3.20%, 09/01/2024	156,794
6,000	3.80%, 02/15/2028	5,782
1,636,000	Equinix, Inc. 3.90%, 04/15/2032	1,536,846
264,000	ERP Operating L.P. 3.00%, 07/01/2029	246,689
151,000	Healthcare Realty Trust, Inc. 2.40%, 03/15/2030	130,380
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 61.4% - (continued)
	Real Estate Investment Trusts - 6.4% - (continued)
$ 127,000	Healthpeak Properties, Inc. 3.25%, 07/15/2026	$ 123,978
712,000	Kimco Realty Corp. 2.70%, 10/01/2030	633,005
1,013,000	Sabra Health Care L.P. 3.20%, 12/01/2031	851,113
738,000	VICI Properties L.P. 4.95%, 02/15/2030	732,974
		8,447,137
	Retail - 0.6%
44,000	AutoNation, Inc. 4.50%, 10/01/2025	44,622
420,000	Genuine Parts Co. 2.75%, 02/01/2032	360,309
	Lowe's Cos., Inc.
97,000	3.35%, 04/01/2027	94,940
368,000	4.25%, 04/01/2052	331,774
		831,645
	Semiconductors - 0.7%
	Qorvo, Inc.
261,000	1.75%, 12/15/2024(1)	246,212
684,000	4.38%, 10/15/2029	635,470
		881,682
	Software - 2.0%
1,257,000	S&P Global, Inc. 2.70%, 03/01/2029(1)	1,158,632
166,000	Take-Two Interactive Software, Inc. 3.70%, 04/14/2027	162,693
	VMware, Inc.
507,000	1.80%, 08/15/2028	431,085
1,091,000	2.20%, 08/15/2031	888,920
		2,641,330
	Telecommunications - 5.0%
	AT&T, Inc.
688,000	1.65%, 02/01/2028	601,629
1,200,000	2.75%, 06/01/2031	1,058,878
783,000	Rogers Communications, Inc. 3.20%, 03/15/2027(1)	745,888
	T-Mobile USA, Inc.
92,000	2.40%, 03/15/2029(1)	80,594
2,117,000	3.88%, 04/15/2030	2,007,145
	Verizon Communications, Inc.
528,000	1.61%, 05/15/2025, 3 mo. USD LIBOR + 1.100%(2)	533,878
1,052,000	3.15%, 03/22/2030	964,556
120,000	4.02%, 12/03/2029	117,516
603,000	4.33%, 09/21/2028	606,185
		6,716,269
	Water - 1.5%
1,706,000	United Utilities plc 6.88%, 08/15/2028	1,950,457
	Total Corporate Bonds (cost $89,388,112)	$ 81,432,108
FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
	Mexico - 0.8%
	Mexico Government International Bond
603,000	3.50%, 02/12/2034	$ 510,307
603,000	4.28%, 08/14/2041	501,720
	Total Foreign Government Obligations (cost $1,123,515)	$ 1,012,027
MUNICIPAL BONDS - 1.0%
	Airport - 0.2%
385,000	Dallas Fort Worth, International Airport 3.09%, 11/01/2040	$ 332,522

The accompanying notes are an integral part of these financial statements.
8

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.0% - (continued)
	General - 0.4%
$ 230,000	California State Health Facs Finance Auth Rev 4.35%, 06/01/2041	$ 220,746
265,000	Philadelphia Authority for Industrial Development 3.96%, 04/15/2026	266,609
		487,355
	Higher Education - 0.2%
	California State University
150,000	2.97%, 11/01/2039	124,084
130,000	3.07%, 11/01/2042	105,448
		229,532
	Tobacco - 0.2%
300,000	Golden State, CA, Tobacco Securitization Corp. 3.00%, 06/01/2046	266,170
	Total Municipal Bonds (cost $1,460,000)	$ 1,315,579
U.S. GOVERNMENT AGENCIES - 15.0%
	Mortgage-Backed Agencies - 15.0%
	FHLMC - 8.0%
3,409,132	2.00%, 11/01/2051	$ 3,015,543
1,384,205	2.50%, 05/01/2051	1,266,643
1,042,804	2.50%, 08/01/2051	953,985
2,347,298	2.50%, 11/01/2051	2,147,072
3,358,402	3.50%, 05/01/2052	3,266,526
		10,649,769
	FNMA - 7.0%
558,854	2.00%, 08/01/2051	494,398
1,433,351	2.00%, 11/01/2051	1,267,910
2,213,824	2.50%, 06/01/2051	2,025,791
2,351,573	2.50%, 11/01/2051	2,150,980
3,426,671	3.50%, 05/01/2052	3,332,927
		9,272,006
	Total U.S. Government Agencies (cost $21,436,873)	$ 19,921,775
U.S. GOVERNMENT SECURITIES - 18.5%
	U.S. Treasury Securities - 18.5%
	U.S. Treasury Bonds - 10.1%
6,519,000	1.88%, 11/15/2051	$ 5,135,750
3,233,400	2.00%, 11/15/2041	2,683,217
2,753,000	2.25%, 02/15/2052	2,374,462
3,622,600	2.38%, 02/15/2042(5)	3,209,397
		13,402,826
	U.S. Treasury Notes - 8.4%
2,133,900	0.13%, 06/30/2022	2,132,023
6,659,600	0.13%, 11/30/2022	6,602,890
273,000	0.13%, 07/31/2023	265,482
562,000	0.13%, 08/31/2023	545,052
1,469,400	0.75%, 12/31/2023	1,424,859
22,200	1.50%, 01/31/2027	20,800
217,000	1.88%, 02/15/2032	198,419
		11,189,525
	Total U.S. Government Securities (cost $26,435,446)	$ 24,592,351
	Total Long-Term Investments (Cost $143,223,199)	$ 131,630,030
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Other Investment Pools & Funds - 0.1%
126,920	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(6)		$ 126,920
	Total Short-Term Investments (cost $126,920)		$ 126,920
	Total Investments (cost $143,350,119)	99.3%	$ 131,756,950
	Other Assets and Liabilities	0.7%	882,626
	Total Net Assets	100.0%	$ 132,639,576
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $21,362,615, representing 16.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,637,310 at April 30, 2022.
(6)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
9

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 3,356,190	$ —	$ 3,356,190	$ —
Corporate Bonds	81,432,108	—	81,432,108	—
Foreign Government Obligations	1,012,027	—	1,012,027	—
Municipal Bonds	1,315,579	—	1,315,579	—
U.S. Government Agencies	19,921,775	—	19,921,775	—
U.S. Government Securities	24,592,351	—	24,592,351	—
Short-Term Investments	126,920	126,920	—	—
Total	$ 131,756,950	$ 126,920	$ 131,630,030	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
10

Hartford Schroders Sustainable Core Bond Fund
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar
Index Abbreviations:
CMT	Constant Maturity Treasury Index
Municipal Abbreviations:
Auth	Authority
Facs	Facilities
Rev	Revenue
Other Abbreviations:
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

11

Hartford Schroders Sustainable Core Bond Fund
 Statement of Assets and Liabilities
April 30, 2022 (Unaudited)

Hartford Schroders Sustainable Core Bond Fund
Assets:
Investments in securities, at market value	$ 131,756,950
Receivables:
From affiliates	6,481
Investment securities sold	439,573
Fund shares sold	5,455
Dividends and interest	756,075
Other assets	32,277
Total assets	132,996,811
Liabilities:
Payables:
Investment securities purchased	259,560
Fund shares redeemed	201
Investment management fees	35,584
Transfer agent fees	1,551
Accounting services fees	4,140
Board of Directors' fees	2,741
Accrued expenses	53,458
Total liabilities	357,235
Net assets	$ 132,639,576
Summary of Net Assets:
Capital stock and paid-in-capital	$ 146,045,108
Distributable earnings (loss)	(13,405,532)
Net assets	132,639,576
Class I: Net asset value per share	$ 9.21
Shares outstanding	69,601
Net Assets	$ 641,168
Class R3: Net asset value per share	$ 9.22
Shares outstanding	975
Net Assets	$ 8,992
Class R4: Net asset value per share	$ 9.21
Shares outstanding	976
Net Assets	$ 8,993
Class R5: Net asset value per share	$ 9.21
Shares outstanding	978
Net Assets	$ 9,003
Class Y: Net asset value per share	$ 9.21
Shares outstanding	749,332
Net Assets	$ 6,897,659
Class F: Net asset value per share	$ 9.21
Shares outstanding	5,594,463
Net Assets	$ 51,513,439
Class SDR: Net asset value per share	$ 9.20
Shares outstanding	7,995,887
Net Assets	$ 73,560,322
Cost of investments	$ 143,350,119
The accompanying notes are an integral part of these financial statements.
12

Hartford Schroders Sustainable Core Bond Fund
 Statement of Operations
For the Six-Month Period Ended April 30, 2022 (Unaudited)

Hartford Schroders Sustainable Core Bond Fund
Investment Income:
Interest	$ 1,204,739
Total investment income, net	1,204,739
Expenses:
Investment management fees	172,797
Administrative services fees
Class Y(1)	240
Transfer agent fees
Class I	8
Class R3	9
Class R4	7
Class R5	5
Class Y(1)	4,367
Class F	111
Class SDR(1)	13,314
Distribution fees
Class R3	23
Class R4	11
Custodian fees	1,053
Registration and filing fees	15,933
Accounting services fees	8,268
Fund administration fees	4,110
Board of Directors' fees	4,177
Audit and tax fees	17,258
Legal fees	15,434
Other expenses	13,064
Total expenses (before waivers, reimbursements and fees paid indirectly)	270,189
Expense waivers	(86,056)
Distribution fee reimbursements	(28)
Total waivers, reimbursements and fees paid indirectly	(86,084)
Total expenses	184,105
Net Investment Income (Loss)	1,020,634
Net Realized Gain (Loss) on Investments on:
Investments	(1,658,070)
Net Realized Gain (Loss) on Investments	(1,658,070)
Net Changes in Unrealized Appreciation (Depreciation) of Investments of:
Investments	(12,225,486)
Net Changes in Unrealized Appreciation (Depreciation) of Investments	(12,225,486)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(13,883,556)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (12,862,922)

(1)	See Note 1 regarding the reorganization of the Fund and the activity of the share classes prior to the reorganization.
The accompanying notes are an integral part of these financial statements.
13

Hartford Schroders Sustainable Core Bond Fund
 Statements of Changes in Net Assets

	Hartford Schroders Sustainable Core Bond Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 1,020,634	$ 1,919,565
Net realized gain (loss) on investments	(1,658,070)	2,984,089
Net changes in unrealized appreciation (depreciation) of investments	(12,225,486)	(3,638,458)
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,862,922)	1,265,196
Distributions to Shareholders:
Class I	(2,170)	—
Class R3	(187)	—
Class R4	(201)	—
Class R5	(216)	—
Class Y	(191,823)	(1,046,252)
Class F	(277,716)	—
Class SDR	(1,654,033)	(3,210,773)
Total distributions	(2,126,346)	(4,257,025)
Capital Share Transactions:(1)
Sold	71,165,745	35,910,407
Issued on reinvestment of distributions	1,863,657	3,649,456
Redemption-in-kind	—	(29,217,874)
Redeemed	(8,377,237)	(34,422,862)
Net increase (decrease) from capital share transactions	64,652,165	(24,080,873)
Net Increase (Decrease) in Net Assets	49,662,897	(27,072,702)
Net Assets:
Beginning of period	82,976,679	110,049,381
End of period	$ 132,639,576	$ 82,976,679

(1)	As a result of the reorganization in the current period, there was no net impact on the operations of the Fund. See note 11 for additional information on the effects of the reorganization.
The accompanying notes are an integral part of these financial statements.
14

Hartford Schroders Sustainable Core Bond Fund
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Sustainable Core Bond Fund(4)
For the Period Ended April 30, 2022 (Unaudited)
I (5)	$ 10.46	$ 0.09	$ (1.12)	$ (1.03)	$ (0.08)	$ (0.14)	$ (0.22)	$ 9.21	(10.02)% (6)	$ 641	0.42% (7)	0.42% (7)	2.06% (7)	76%
R3 (5)	10.45	0.07	(1.11)	(1.04)	(0.05)	(0.14)	(0.19)	9.22	(10.08) (6)	9	1.11 (7)	0.69 (7)	1.50 (7)	76
R4 (5)	10.45	0.07	(1.10)	(1.03)	(0.07)	(0.14)	(0.21)	9.21	(10.05) (6)	9	0.81 (7)	0.60 (7)	1.59 (7)	76
R5 (5)	10.45	0.08	(1.10)	(1.02)	(0.08)	(0.14)	(0.22)	9.21	(9.91) (6)	9	0.52 (7)	0.46 (7)	1.74 (7)	76
Y	10.47	0.09	(1.12)	(1.03)	(0.09)	(0.14)	(0.23)	9.21	(10.05) (6)	6,898	0.59 (7)	0.40 (7)	1.75 (7)	76
F (5)	10.45	0.09	(1.10)	(1.01)	(0.09)	(0.14)	(0.23)	9.21	(9.86) (6)	51,513	0.41 (7)	0.36 (7)	1.95 (7)	76
SDR	10.46	0.09	(1.12)	(1.03)	(0.09)	(0.14)	(0.23)	9.20	(10.03) (6)	73,560	0.52 (7)	0.32 (7)	1.85 (7)	76
For the Year Ended October 31, 2021
Y	$ 10.82	$ 0.18	$ (0.12)	$ 0.06	$ (0.19)	$ (0.22)	$ (0.41)	$ 10.47	0.51%	$ 9,051	0.74%	0.39%	1.74%	179%
SDR	10.82	0.19	(0.13)	0.06	(0.20)	(0.22)	(0.42)	10.46	0.50	73,926	0.69	0.32	1.78	179
For the Year Ended October 31, 2020
Y (8)	$ 10.82	$ 0.06	$ 0.02	$ 0.08	$ (0.08)	$ —	$ (0.08)	$ 10.82	0.70% (6)	$ 34,734	1.04% (7)	0.40% (7)	1.72% (7)	144%
SDR	10.44	0.23	0.62	0.85	(0.25)	(0.22)	(0.47)	10.82	8.34	75,315	0.81	0.32	2.20	144
For the Year Ended October 31, 2019
SDR	$ 9.67	$ 0.29	$ 0.79	$ 1.08	$ (0.31)	$ —	$ (0.31)	$ 10.44	11.27%	$ 62,427	0.78%	0.32%	2.91%	134%
For the Period Ended October 31, 2018
SDR (9)	$ 10.00	$ 0.20	$ (0.34)	$ (0.14)	$ (0.19)	$ —	$ (0.19)	$ 9.67	(1.38)% (6)	$ 38,061	1.48% (7)	0.32% (7)	2.74% (7)	48%

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Prior to November 12, 2021 this Fund operated as the Predecessor Fund. Please see Note 1 of the Notes to Financial Statements for details of this reorganization. Effective after the close of business on November 12, 2021, the Investor and R6 share classes were redesignated as Class Y and SDR, respectively. See Note 12 for further information.
(5)	Commenced operations on November 12, 2021.
(6)	Not annualized.
(7)	Annualized.
(8)	Commenced operations on June 29, 2020.
(9)	Commenced operations on January 31, 2018.
The accompanying notes are an integral part of these financial statements.
15

Hartford Schroders Sustainable Core Bond Fund
 Notes to Financial Statements
 April 30, 2022 (Unaudited)

1.	Organization:
The Hartford Mutual Funds II, Inc. (the “Company”) is an open-end registered management investment company comprised of fourteen series, as of April 30, 2022. Financial statements of this series of the Company are included in this report.
Hartford Schroders Sustainable Core Bond Fund ("Sustainable Core Bond Fund" or the "Fund") acquired all of the assets and liabilities of Schroder Core Bond Fund (the "Predecessor Fund") pursuant to an agreement and plan of reorganization immediately following the close of business on November 12, 2021 (the “reorganization”). Prior to the reorganization, Class SDR shares were called R6 Shares and Class Y shares were called Investor Shares. The Fund is the successor to its Predecessor Fund. The financial statements of the Fund reflect the historical results of the Investor Shares and R6 Shares of the Predecessor Fund prior to the reorganization. Upon the completion of the reorganization, the Class I shares of the Fund assumed the historical performance, fees and expenses of the Predecessor Fund's Investor Shares, and prior to June 29, 2020 (the inception date of the Predecessor Fund's Investor Shares), the historical performance, fees and expenses of the Predecessor Fund's R6 Shares. Class R3, Class R4, Class R5 and Class F commenced operations on November 12, 2021; performance prior to this date reflects the historical performance, fees, and expenses of the Predecessor Fund's R6 Shares. Performance for Class Y shares prior to June 29, 2020 (the inception date of the Predecessor Fund’s Investor Shares) reflects the historical performance, fees and expenses of R6 Shares of the Predecessor Fund. All information and references to periods prior to the close of business on November 12, 2021 refers to the Predecessor Fund.
The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management investment company. The Fund applies specialized accounting and reporting standards under Accounting Standards Codification-Topic 946, “Financial Services – Investment Companies”.
The Fund has registered for sale Class I, Class R3, Class R4, Class R5, Class Y, Class F and Class SDR shares. Classes I, R3, R4, R5, Y, F and SDR shares do not have a sales charge.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of the Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of the Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance with applicable law. The NAV of each class of the Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of the Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the
16

Hartford Schroders Sustainable Core Bond Fund
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Fund determines its NAV. For the period November 1, 2021 through November 12, 2021, the valuation policy of the Predecessor Fund was to value securities traded over the counter at the last quoted sale price on an exchange or market (foreign or domestic) on which they were traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there was no such reported sale on the valuation date, at the most recent quoted bid price.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment
17

Hartford Schroders Sustainable Core Bond Fund
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statement of Operations, as applicable.
d)	Taxes – The Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. The Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statement of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of the Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of the Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.
18

Hartford Schroders Sustainable Core Bond Fund
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Orders for the purchase of the Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of the Fund is to pay dividends from net investment income, if any, monthly, and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See the Fund’s Schedule of Investments for when-issued or delayed-delivery investments as of April 30, 2022.
In connection with the Fund's ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although the Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, the Fund realizes a gain or loss. In a TBA roll transaction, the Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from the Fund's portfolio turnover rate. See the Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2022.
c)	Mortgage-Related and Other Asset-Backed Securities – The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See the Fund's Schedule of Investments for mortgage-related and other asset-backed securities as of April 30, 2022.
d)	Inflation-Indexed Bonds – The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive the principal amount until maturity. See the Fund's Schedule of Investments for inflation-indexed bonds as of April 30, 2022.
19

Hartford Schroders Sustainable Core Bond Fund
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

4.	Principal Risks:
The Fund’s investments expose it to various types of risks associated with financial instruments and the markets. The Fund may be exposed to the risks described below. The Fund’s prospectus provides details of its principal risks.
Certain investments held by the Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund that lends its holdings.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of the fund that holds securities with higher credit risk may be more volatile than those of the fund that holds bonds with lower credit risk. The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.
The use of certain London Interbank Offered Rates (collectively, “LIBOR”) was generally phased out by the end of 2021, and some regulated entities (such as banks) have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. However, it is expected that the most widely used tenors of U.S. LIBOR may continue to be provided on a representative basis until mid-2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.
20

Hartford Schroders Sustainable Core Bond Fund
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

5.	Federal Income Taxes:
a)	The Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2022. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2021 (tax year end), the Fund had no capital loss carryforwards for U.S. federal income tax purposes.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2022 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 143,350,119	$ 39,537	$ (11,632,706)	$ (11,593,169)
6.	Expenses:
a)	Investment Management Agreement – Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for the Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA") under a sub-advisory agreement. SIMNA performs the daily investment of the assets for the Fund.
Prior to November 12, 2021, the Predecessor Fund was entered into an administration agreement with SEI Investments Global Funds Services (“SEI” or the “Administrator”), under which the Administrator provided administrative services to the Fund. For these services, the Administrator was paid a fee, which varies based on the average daily net assets of the Fund, subject to certain minimums. These fees are included in the Fund administration fees in the Statement of Operations.
b)	The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2022; the rates are accrued daily and paid monthly based on the Fund’s average daily net assets, at the following annual rates:

Management Fee Rates
0.3200% on first $500 million and;
0.3000% on next $500 million and;
0.2800% over $1 billion
Prior to November 12, 2021, the Predecessor Fund paid a management fee in the amount of 0.25% based on the Fund’s average daily net asset to SIMNA, which served as the investment manager for the Predecessor Fund.
c)	Accounting Services Agreement – Effective as of the close of business of November 12, 2021, HFMC provides the Fund with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of the Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, the Fund pays HFMC a fee. The fund accounting fee for the Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
d)	Operating Expenses – Allocable expenses incurred by the Fund are allocated to classes within the Fund, in proportion to the average daily net assets of such classes, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within the Fund. As of April 30, 2022, HFMC contractually agreed to limit the total annual fund operating expenses of the Fund (exclusive of taxes,
21

Hartford Schroders Sustainable Core Bond Fund
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

interest expenses, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through February 28, 2023 for Classes I, R3, R4, R5 and F, and through November 15, 2023 for Classes Y and SDR, unless the Board of Directors approves its earlier termination, as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
0.51%	1.06%	0.76%	0.46%	0.40%	0.36%	0.32%
For the period November 1, 2021 through November 12, 2021, the investment manager of the Predecessor Fund had contractually agreed to waive management fees, pay and/or reimburse the Fund for expenses to the extent that the total annual fund operating expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) allocable to each share class that exceeded the following annual rates (based on the average daily net assets attributable to each share class): 0.32% for R6 Shares and 0.40% for Investor Shares, now presented as Class SDR shares and Class Y shares, respectively.
e)	Distribution and Service Plan for Class R3 and Class R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of the Fund.
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class R3 and R4 shares. Under a Plan, Class R3 and Class R4 shares of the Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class R3 Plan, the Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. The Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Fund's transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statement of Operations.
Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the period from close of business on November 12, 2021 through April 30, 2022, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to the Fund, as represented in other expenses on the Statement of Operations, is outlined in the table below.

CCO Compensation Paid by Fund
$ 55
Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to the Fund. The Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class Y	0.11%
Class F	0.004%
Class SDR	0.004%
22

Hartford Schroders Sustainable Core Bond Fund
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. The Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statement of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the period from November 1, 2021 through November 12, 2021, the effective rate of compensation paid for transfer agency services to the previous advisor based on the average daily net assets attributable to each share class is as follows:
Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
N/A (1)	N/A (1)	N/A (1)	N/A (1)	0.51%	N/A (1)	0.51%

(1)	Classes I, R3, R4, R5 and F commenced operations on November 12, 2021.
For the period from November 13, 2021 through April 30, 2022, the effective rate of compensation paid to HASCO for transfer agency services based on the average daily net assets attributable to each share class is as follows:
Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
0.01%	0.20%	0.15%	0.11%	0.07%	0.00%*	0.00% *

*	Percentage rounds to zero.
For the period from November 1, 2021 through April 30, 2022, the combined effective rate of total compensation for the period paid for transfer agency services to the previous advisor and HASCO based on the average daily net assets attributable to each share class is as follows:
Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
0.01% (1)	0.20% (1)	0.15% (1)	0.11% (1)	0.11%	0.00% *(1)	0.04%

*	Percentage rounds to zero.
(1)	Classes I, R3, R4, R5 and F commenced operations on November 12, 2021.
Prior to November 12, 2021, the Predecessor Fund had adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.15%, after waivers, of average daily net assets of Investor Shares of the Predecessor Fund was paid to financial intermediaries. For the period ended April 30, 2022, these amounts, if any, are included in the Statement of Operations.
7.	Securities Lending:
The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). The Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If the Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.
The Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
The Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
23

Hartford Schroders Sustainable Core Bond Fund
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Investment Income from securities lending. The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statement of Operations.
For the period ending April 30, 2022, the Fund did not engage in securities lending.
8.	Affiliate Holdings:
As of April 30, 2022, affiliates of The Hartford had ownership of shares in the Fund as follows:
Percentage of a Class:

Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
1%	100%	100%	100%	—	0%*	—

*	Percentage rounds to zero.
Percentage of Fund by Class:
Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
0%*	0%*	0%*	0%*	—	0%*	—

*	Percentage rounds to zero.
As of April 30, 2022, affiliated funds of funds in the aggregate owned a portion of the Fund. Therefore, the Fund may experience relatively large purchases or redemptions of its shares as a result of purchase and sale activity from these affiliated funds of funds. Affiliated funds of funds owned shares in the Fund as follows:
Percentage of Fund*
39%

*	As of April 30, 2022, affiliated funds of funds were invested in Class F shares.
9.	Investment Transactions:
For the period ended April 30, 2022, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
$59,733,070	$12,342,273	$76,356,023	$66,219,111	$136,089,093	$78,561,384
10.	In-Kind Transfers:
On August 17, 2021, the Predecessor Fund redeemed shares in exchange for securities.

Predecessor Fund	Shares Redeemed	Value of Securities	Cash	Total
Schroder Core Bond Fund	2,753,805	$ 26,389,283	$ 2,828,591	$ 29,217,874
For the six-month period ended April 30, 2022, there were no in-kind transactions.
24

Hartford Schroders Sustainable Core Bond Fund
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

11.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2022 and the year ended October 31, 2021:

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class I(1)
Shares Sold	70,497	$ 684,857	—	$ —
Shares Issued for Reinvested Dividends	229	2,170	—	—
Shares Redeemed	(1,125)	(10,602)	—	—
Net Increase (Decrease)	69,601	676,425	—	—
Class R3(1)
Shares Sold	957	$ 10,001	—	$ —
Shares Issued for Reinvested Dividends	18	187	—	—
Net Increase (Decrease)	975	10,188	—	—
Class R4(1)
Shares Sold	956	$ 10,001	—	$ —
Shares Issued for Reinvested Dividends	20	201	—	—
Net Increase (Decrease)	976	10,202	—	—
Class R5(1)
Shares Sold	957	$ 10,001	—	$ —
Shares Issued for Reinvested Dividends	21	216	—	—
Net Increase (Decrease)	978	10,217	—	—
Class Y
Shares Sold	25,300	$ 245,703	481,714	$ 5,173,308
Shares Issued for Reinvested Dividends	11,837	120,549	79,975	857,345
Shares Redeemed	(152,285)	(1,492,834)	(2,908,658)	(31,039,331)
Net Increase (Decrease)	(115,148)	(1,126,582)	(2,346,969)	(25,008,678)
Class F(1)
Shares Sold	5,832,291	$ 58,254,950	—	$ —
Shares Issued for Reinvested Dividends	29,005	277,716	—	—
Shares Redeemed	(266,833)	(2,582,801)	—	—
Net Increase (Decrease)	5,594,463	55,949,865	—	—
Class SDR
Shares Sold	1,202,861	$ 11,950,232	2,913,476	$ 30,737,099
Shares Issued for Reinvested Dividends	144,085	1,462,618	261,730	2,792,111
Shares Redeemed	(415,877)	(4,291,000)	(320,272)	(3,383,531)
Shares Redeemed-In-Kind	—	—	(2,753,805)	(29,217,874)
Net Increase (Decrease)	931,069	9,121,850	101,129	927,805
Total Net Increase (Decrease)	6,482,914	$ 64,652,165	(2,245,840)	$ (24,080,873)

(1)	Commenced operations on November 12, 2021.
12.	Fund Reorganization:
At a special meeting of shareholders of the Predecessor Fund held on October 28, 2021, and adjourned to November 3, 2021, shareholders of the Predecessor Fund approved an agreement and plan of reorganization pursuant to which the Predecessor Fund transferred all of its assets to the Fund, in exchange for shares of the designated classes, as discussed in Note 1, of the Fund and the assumption by the Fund of all of the liabilities of the Predecessor Fund. The Predecessor Fund was determined to be the accounting survivor. The consummation of the reorganization took place immediately after the close of business on November 12, 2021 in a tax-free exchange of shares as detailed below.

Net assets of Predecessor Fund on November 12, 2021	Net assets of Fund immediately before Reorganization	Net assets of Fund immediately after Reorganization	Predecessor Fund shares exchanged	Fund shares issued to the Predecessor Fund's Shareholders
$ 83,254,484	$ —	$ 83,254,484	7,963,263	7,963,263
25

Hartford Schroders Sustainable Core Bond Fund
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Assuming the acquisition had been completed on November 1, 2021, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended April 30, 2022, are as follows:
Net investment income	$ 1,020,634
Net realized and unrealized gain (loss) on investments	(13,883,556)
Net increase (decrease) in net assets from operations	$ (12,862,922)
13.	Line of Credit:
The Fund participates in a committed line of credit pursuant to a credit agreement dated March 3, 2022. The Fund may borrow under the line of credit for temporary or emergency purposes. The Fund (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. The fees incurred by the Fund in connection with the committed lines of credit during the period appear in the Statement of Operations under “Other expenses.” During and as of the period ended April 30, 2022, the Fund had no borrowings under this facility.
14.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
15.	Recent Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.
16.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
26

Hartford Schroders Sustainable Core Bond Fund

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Fund's website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
27

Hartford Schroders Sustainable Core Bond Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds II, Inc.
Hartford Schroders Sustainable Core Bond Fund
Hartford Schroders Sustainable Core Bond Fund (the “Fund”) is a newly-organized investment portfolio of The Hartford Mutual Funds II, Inc. (“HMF II”) and successor to a corresponding series of Schroder Series Trust (the “Predecessor Fund”) pursuant to a reorganization consummated on November 12, 2021. The Fund has an investment objective and strategy substantially similar to those of its Predecessor Fund.
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), initially approve, and annually review and consider the continuation of, the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on June 15-16, 2021, the Board of Directors (the “Board”) of HMF II, including each of the Independent Directors, unanimously voted to approve (i) an amendment to the investment management agreement (the “Management Agreement”) by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF II and The Hartford Mutual Funds, Inc., with respect to the Fund; and (ii) an amendment to the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) by and between HFMC and the Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA Inc.” or the “Sub-adviser” and together with HFMC, the “Advisers”), with respect to the Fund.
Prior to approving the Agreements, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered the materials and presentations from representatives of the Advisers received at meetings held on May 11-13, 2021 and June 15-16, 2021 regarding the Fund and its investment strategy. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meeting on June 15-16, 2021 concerning the Agreements.
In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Fund and the Independent Directors were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel and an independent financial services consultant engaged by the Independent Directors (the “Consultant”) on June 11, 2021 and in executive session to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the Agreements. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.
Nature, Extent and Quality of Services to be Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services to be provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board considered each Adviser’s organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength, and the Board’s past experience with each Adviser with respect to the services each Adviser provides to other funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Hartford funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the coronavirus (COVID-19) pandemic.
With respect to HFMC, the Board noted that, under the Management Agreement, HFMC would be responsible for the management of the Fund, including oversight of fund operations and service providers. The Board also noted that HFMC would provide administrative services to the Fund as well as investment advisory services in connection with selecting, monitoring and supervising the Fund’s Sub-adviser, and that HFMC had recommended to the Board that the Sub-adviser be appointed as the sub-adviser to the Fund. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-adviser. The Board considered the proposed services to be provided by HFMC and, in its consideration of these services, the Board noted HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Hartford fund’s portfolio management team, and oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered
28

Hartford Schroders Sustainable Core Bond Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

that HFMC would oversee the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered that HFMC would oversee the Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations. Moreover, the Board considered that HFMC would oversee potential conflicts of interest between the Fund’s investments and those of other funds or accounts managed by the Fund’s portfolio management personnel. In addition, the Board considered that HFMC or its affiliates would be responsible for providing the Fund’s officers.
With respect to SIMNA Inc., which would provide certain day-to-day portfolio management services for the Fund, subject to oversight by HFMC, the Board considered, among other things, the Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience, including with respect to sustainable investing and environmental, social and/or governance (ESG) criteria. The Board considered the experience of the Fund’s proposed portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers. The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services to be provided to the Fund.
The Board also considered information previously provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from the Hartford funds’ Chief Compliance Officer that the written compliance policies and procedures of each of HFMC and the Sub-adviser are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered HFMC’s representation that it did not anticipate making any material changes to HFMC’s and the Hartford funds’ compliance program as a result of the addition of the Fund.
The Board considered the benefits to the Fund’s future shareholders of being part of the family of Hartford funds, including, with respect to certain share classes, the right to exchange investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other Hartford funds (excluding the Hartford funds that are exchange-traded funds), and the ability to combine holdings in the Fund with holdings in other Hartford funds (excluding the Hartford funds that are exchange-traded funds) and certain 529 plans for which HFMC serves as the program manager to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and providing ongoing services to new funds to expand these opportunities for shareholders.
In considering the foregoing information, the Board evaluated not only the information presented to the Board in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with HFMC and the Sub-adviser. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by HFMC and the Sub-adviser.
Performance of the Fund and the Advisers
The Board considered the investment performance of the Sub-adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s portfolio managers, the performance of the Predecessor Fund. The Board noted that the Predecessor Fund had been managed by SIMNA Inc. The Board reviewed the performance track record of the Predecessor Fund, recognizing that the Fund was expected to assume the performance history of the Predecessor Fund. HFMC also provided additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that HFMC and the Sub-adviser has the capability of providing satisfactory investment performance for the Fund.
Costs of the Services and Profitability of the Advisers
In considering the proposed management and sub-advisory fee schedules for the Fund, the Board reviewed information regarding HFMC’s estimated costs to provide investment management and related services to the Fund and the estimated profitability to HFMC from the investment management and related services to be provided to the Fund. In evaluating HFMC’s estimated profitability, the Board also considered HFMC’s representation that the level of estimated profitability of the Fund, taking into consideration the revenue and expenses of the Fund, was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability to HFMC of managing the Fund would depend on the growth of the Fund’s assets under management. The Board considered representations from HFMC and SIMNA Inc. that SIMNA Inc.’s fees were negotiated at arm’s length and that the sub-advisory fees would be paid by HFMC and not the Fund. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.
29

Hartford Schroders Sustainable Core Bond Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.
Comparison of Fees and Services to be Provided by the Advisers
The Board considered comparative information with respect to the services to be rendered to and the management fees to be paid by the Fund to HFMC and the estimated total expense ratios of the Fund. The Board also considered the proposed sub-advisory fees to be paid by HFMC to SIMNA Inc. with respect to the Fund. In this regard, the Board requested and reviewed information from HFMC and SIMNA Inc. relating to the proposed management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and the amount of the management fee to be retained by HFMC, and estimated total operating expenses for the Fund. The Board also reviewed information comparing the Fund’s proposed contractual management fees, actual management fees and estimated total expense ratios relative to an appropriate group of funds (the “Peer Group”) selected from the relevant peer universe identified by Broadridge Financial Solutions, Inc., an independent provider of investment company data. As part of this review, the Board considered the composition of the Peer Group and the methodology used to select the Peer Group, which included input from the Consultant. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of other funds in the Peer Group are set and potentially material differences between the Fund and the Peer Group. The Board also considered that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund’s Class I shares to 0.51%, Class R3 shares to 1.06%, Class R4 shares to 0.76%, Class R5 shares to 0.46% and Class F shares to 0.36% through February 28, 2023 and Class Y shares to 0.40% and Class SDR shares to 0.32% through November 15, 2023, unless the Board approves its earlier termination.
In considering the reasonableness of the Fund’s proposed management and sub-advisory fees and estimated total expense ratios, the Board considered that the Fund’s proposed contractual management fee was below the average and median of its Peer Group for all asset levels. The Board further considered that the Fund’s proposed contractual management fee fell within the 2nd quintile of its Peer Group. The Board also considered that the Fund’s estimated total expense ratio for Class I was within the 3rd quintile of its Peer Group. The Board considered such information in consultation with the Consultant.
Based on these considerations, the Board concluded that the Fund’s proposed fees and estimated total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services to be provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board reviewed the breakpoints in the proposed management fee schedule for the Fund, which would reduce the fee rate beginning if and when Fund assets grow over time to more than $500 million. The Board considered HFMC’s representation that the Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board recognized that a fund with assets beyond the highest breakpoint level would continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce the Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if Fund assets decline. In addition, the Board considered that initially setting competitive fee rates and pricing the Fund to scale at inception are other means of sharing potential economies of scale with shareholders.
The Board reviewed and evaluated materials from HFMC showing how management fee schedules of other funds in the Peer Group reflect economies of scale for the benefit of shareholders as a fund’s assets hypothetically increase over time. The Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
The Board also considered how any benefits from economies of scale would be realized by the various parties. The Board reviewed relevant information included in the materials provided to the Board regarding comparative breakpoint information for other funds in the Peer Group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s future shareholders. The Board noted, however, that it would monitor any future growth in the Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
30

Hartford Schroders Sustainable Core Bond Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund.
The Board noted that HFMC would receive fees for fund accounting and related services from the Fund. The Board also considered that Hartford Administrative Services Company, the Fund’s transfer agent and an affiliate of HFMC, would receive transfer agency compensation from the Fund.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, would serve as principal underwriter of the Fund. The Board noted that, as principal underwriter, HFD would receive distribution and service fees from the Fund and would receive all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board considered that HFD has entered into an agreement with SIMNA Inc. and SEI Trust Company to provide certain marketing support services in connection with four collective investment trust vehicles for which the Sub-adviser and/or its affiliates serve as investment adviser. The Board also considered that Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SIMNA Inc., has entered into an additional compensation arrangement with HFMC and HFD. The Board considered that under this arrangement, SFA would be involved in the distribution of the Class SDR shares of the Fund, and HFMC would compensate SFA for such services.
The Board also considered that SIMNA Inc. has entered into a solicitation agreement with HFMC pursuant to which HFMC provides certain marketing support services with respect to investment strategy models offered by SIMNA Inc. through its managed account platforms.
* * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of the Fund for the Board to approve the Agreements. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
31

Hartford Schroders Sustainable Core Bond Fund
Supplemental Proxy Information (Unaudited)

A special meeting of shareholders of the Predecessor Fund was held on October 28, 2021, and adjourned to November 3, 2021 (“Shareholder Meeting”). At the Shareholder Meeting, shareholders of the Predecessor Fund voted to approve an agreement and plan of reorganization pursuant to which the Predecessor Fund would transfer all of its assets to the Fund, in exchange for shares of the designated classes of the Fund and the assumption by the Fund of all of the liabilities of the Predecessor Fund. The final results of the Shareholder Meeting are reported below:

Shares Outstanding (as of Record Date): 8,393,022.000
Total Shares Voted: 4,804,217.000
Percentage of Shares Voted: 57.24%
Votes For: 4,804,217.000
Percentage of Shares For: 100.00%
Votes Against: 0
Percentage of Shares Against: 0.00%
Votes Abstained: 0
Percentage of Shares Abstained: 0.00%
32

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2022), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2022

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This report is submitted for the general information of the shareholders of the Hartford Schroders Sustainable Core Bond Fund (the "Fund"). It is not authorized for distribution to persons who are not shareholders of the Fund unless preceded or accompanied by a current prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider the Fund's investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Fund’s investment manager. The Fund is sub-advised by Schroder Investment Management North America Inc. HFD and HFMC are not affiliated with Schroder Investment Management North America Inc.
MFSAR-SSCB22    06/22      2234397    Printed in the U.S.A.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: July 1, 2022	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 1, 2022	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: July 1, 2022	By:	/s/ David A. Naab
David A. Naab
Treasurer
(Principal Financial Officer and Principal Accounting Officer)